UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07175

Name of Registrant:	Vanguard Tax-Managed Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Tonya T. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2025—June 30, 2025

Item 1: Reports to Shareholders.

TABLE OF CONTENTS

Vanguard Tax-Managed Balanced Fund Admiral™ Shares - VTMFX

Vanguard Tax-Managed Capital Appreciation Fund Admiral™ Shares - VTCLX

Vanguard Tax-Managed Capital Appreciation Fund Institutional Shares - VTCIX

Vanguard Tax-Managed Small-Cap Fund Admiral™ Shares - VTMSX

Vanguard Tax-Managed Small-Cap Fund Institutional Shares - VTSIX

Vanguard Tax-Managed Balanced Fund
Admiral™ Shares (VTMFX)
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Vanguard Tax-Managed Balanced Fund (the "Fund") for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$5	0.09%[1]
[1]	Annualized.
Fund Statistics (as of June 30, 2025)
Fund Net Assets (in millions)	$10,674
Number of Portfolio Holdings	4,355
Portfolio Turnover Rate	10%
Portfolio Composition % of Net Assets (as of June 30, 2025)
Basic Materials	0.7%
Consumer Discretionary	7.2%
Consumer Staples	1.8%
Energy	1.4%
Financials	5.3%
Health Care	4.2%
Industrials	6.2%
Other	0.1%
Real Estate	1.0%
Technology	17.6%
Telecommunications	0.9%
Utilities	1.2%
Tax-Exempt Municipal Bonds	53.2%
Other Assets and Liabilities—Net	(0.8%)
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR103

Vanguard Tax-Managed Capital Appreciation Fund
Admiral™ Shares (VTCLX)
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Vanguard Tax-Managed Capital Appreciation Fund (the "Fund") for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$5	0.09%[1]
[1]	Annualized.
Fund Statistics (as of June 30, 2025)
Fund Net Assets (in millions)	$24,646
Number of Portfolio Holdings	882
Portfolio Turnover Rate	3%
Portfolio Composition % of Net Assets (as of June 30, 2025)
Basic Materials	1.4%
Consumer Discretionary	15.4%
Consumer Staples	4.1%
Energy	3.1%
Financials	11.4%
Health Care	8.7%
Industrials	12.5%
Real Estate	2.2%
Technology	36.7%
Telecommunications	2.0%
Utilities	2.5%
Other Assets and Liabilities—Net	0.0%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR5102

Vanguard Tax-Managed Capital Appreciation Fund
Institutional Shares (VTCIX)
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Vanguard Tax-Managed Capital Appreciation Fund (the "Fund") for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$3	0.06%[1]
[1]	Annualized.
Fund Statistics (as of June 30, 2025)
Fund Net Assets (in millions)	$24,646
Number of Portfolio Holdings	882
Portfolio Turnover Rate	3%
Portfolio Composition % of Net Assets (as of June 30, 2025)
Basic Materials	1.4%
Consumer Discretionary	15.4%
Consumer Staples	4.1%
Energy	3.1%
Financials	11.4%
Health Care	8.7%
Industrials	12.5%
Real Estate	2.2%
Technology	36.7%
Telecommunications	2.0%
Utilities	2.5%
Other Assets and Liabilities—Net	0.0%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR135

Vanguard Tax-Managed Small-Cap Fund
Admiral™ Shares (VTMSX)
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Vanguard Tax-Managed Small-Cap Fund (the "Fund") for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$4	0.09%[1]
[1]	Annualized.
Fund Statistics (as of June 30, 2025)
Fund Net Assets (in millions)	$8,726
Number of Portfolio Holdings	603
Portfolio Turnover Rate	10%
Portfolio Composition % of Net Assets (as of June 30, 2025)
Communication Services	3.0%
Consumer Discretionary	13.2%
Consumer Staples	2.9%
Energy	3.9%
Financials	19.2%
Health Care	10.5%
Industrials	19.3%
Information Technology	13.0%
Materials	4.9%
Real Estate	7.6%
Utilities	2.3%
Other Assets and Liabilities—Net	0.2%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR116

Vanguard Tax-Managed Small-Cap Fund
Institutional Shares (VTSIX)
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Vanguard Tax-Managed Small-Cap Fund (the "Fund") for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$3	0.06%[1]
[1]	Annualized.
Fund Statistics (as of June 30, 2025)
Fund Net Assets (in millions)	$8,726
Number of Portfolio Holdings	603
Portfolio Turnover Rate	10%
Portfolio Composition % of Net Assets (as of June 30, 2025)
Communication Services	3.0%
Consumer Discretionary	13.2%
Consumer Staples	2.9%
Energy	3.9%
Financials	19.2%
Health Care	10.5%
Industrials	19.3%
Information Technology	13.0%
Materials	4.9%
Real Estate	7.6%
Utilities	2.3%
Other Assets and Liabilities—Net	0.2%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR118

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements
For the six-months ended June 30, 2025
Vanguard Tax-Managed Funds®
Vanguard Tax-Managed Balanced Fund
Vanguard Tax-Managed Capital Appreciation Fund
Vanguard Tax-Managed Small-Cap Fund

Contents
Tax-Managed Balanced Fund	1
Tax-Managed Capital Appreciation Fund	78
Tax-Managed Small-Cap Fund	100

Tax-Managed Balanced Fund
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (47.6%)
Basic Materials (0.7%)
	Linde plc	48,859	22,924
	Freeport-McMoRan Inc.	141,389	6,129
	Ecolab Inc.	21,275	5,732
*	SSR Mining Inc.	435,142	5,544
	Air Products and Chemicals Inc.	18,494	5,216
*	MP Materials Corp.	121,163	4,031
	Newmont Corp.	52,216	3,042
	Element Solutions Inc.	125,347	2,839
	Reliance Inc.	6,900	2,166
	Alcoa Corp.	70,034	2,067
	Fastenal Co.	42,492	1,785
	CF Industries Holdings Inc.	18,113	1,666
	Nucor Corp.	11,200	1,451
	Avery Dennison Corp.	4,600	807
	Celanese Corp.	13,300	736
	Westlake Corp.	9,592	728
	Royal Gold Inc.	3,900	694
	Mosaic Co.	18,068	659
	Steel Dynamics Inc.	4,100	525
	FMC Corp.	11,370	475
	Timken Co.	5,841	424
	LyondellBasell Industries NV Class A	5,638	326
	Ashland Inc.	6,049	304
	Scotts Miracle-Gro Co.	4,442	293
	NewMarket Corp.	390	269
	Albemarle Corp.	2,000	125
	Eastman Chemical Co.	1,440	108
			71,065
Consumer Discretionary (7.2%)
*	Amazon.com Inc.	855,096	187,600
*	Tesla Inc.	237,778	75,533
*	Netflix Inc.	47,589	63,728
	Costco Wholesale Corp.	47,508	47,030
	Walmart Inc.	423,199	41,380
	Home Depot Inc.	99,075	36,325
	Booking Holdings Inc.	3,804	22,022
	McDonald's Corp.	62,436	18,242
	Lowe's Cos. Inc.	75,512	16,754
*	Uber Technologies Inc.	179,569	16,754
	Walt Disney Co.	119,059	14,765
	TJX Cos. Inc.	106,628	13,167
*	O'Reilly Automotive Inc.	121,545	10,955
	Starbucks Corp.	105,319	9,650
*	Chipotle Mexican Grill Inc.	164,600	9,242
	General Motors Co.	180,235	8,869
	Hilton Worldwide Holdings Inc.	30,971	8,249
*	AutoZone Inc.	2,094	7,773
	Marriott International Inc. Class A	28,154	7,692
*	Copart Inc.	141,652	6,951
	eBay Inc.	72,488	5,397
*	Live Nation Entertainment Inc.	35,096	5,309
	DR Horton Inc.	37,302	4,809
	NIKE Inc. Class B	67,078	4,765
	Yum! Brands Inc.	31,722	4,701
	Ross Stores Inc.	33,967	4,334
	Lennar Corp. Class A	39,160	4,331
*	NVR Inc.	569	4,202
	Electronic Arts Inc.	23,473	3,749
	Royal Caribbean Cruises Ltd.	11,931	3,736

Tax-Managed Balanced Fund
		Shares	Market Value• ($000)
*	Lululemon Athletica Inc.	14,063	3,341
	Tractor Supply Co.	62,570	3,302
*	AutoNation Inc.	16,312	3,240
*	United Airlines Holdings Inc.	39,143	3,117
*	Ulta Beauty Inc.	6,307	2,951
	PulteGroup Inc.	25,300	2,668
	Target Corp.	26,967	2,660
*	Spotify Technology SA	3,442	2,641
	Toll Brothers Inc.	22,801	2,602
	Somnigroup International Inc.	37,140	2,527
*	Carvana Co.	7,426	2,502
	Dollar General Corp.	21,819	2,496
*	Take-Two Interactive Software Inc.	10,261	2,492
	Expedia Group Inc.	14,301	2,412
	Williams-Sonoma Inc.	14,178	2,316
*	Liberty Media Corp.-Liberty Formula One Class C	21,777	2,276
*	Carnival Corp.	80,800	2,272
*	Deckers Outdoor Corp.	21,738	2,241
	Delta Air Lines Inc.	45,400	2,233
*	Skechers USA Inc. Class A	30,836	1,946
	Domino's Pizza Inc.	4,261	1,920
*	Trade Desk Inc. Class A	26,386	1,900
	News Corp. Class A	62,267	1,851
*	MGM Resorts International	52,646	1,811
	Dick's Sporting Goods Inc.	8,512	1,684
*	Grand Canyon Education Inc.	8,837	1,670
	Ford Motor Co.	150,000	1,628
	Service Corp. International	19,876	1,618
*	Bright Horizons Family Solutions Inc.	11,722	1,449
*	Dollar Tree Inc.	14,366	1,423
	Southwest Airlines Co.	41,498	1,346
	Rollins Inc.	23,436	1,322
	Churchill Downs Inc.	11,545	1,166
	U-Haul Holding Co. (XNYS)	20,513	1,115
*	Burlington Stores Inc.	4,724	1,099
	Wendy's Co.	94,177	1,076
*	Warner Bros Discovery Inc.	93,417	1,071
	Estee Lauder Cos. Inc. Class A	13,123	1,060
*	Floor & Decor Holdings Inc. Class A	13,773	1,046
	Ralph Lauren Corp.	3,662	1,004
*	Penn Entertainment Inc.	56,100	1,003
	New York Times Co. Class A	17,849	999
	Gentex Corp.	39,660	872
	Thor Industries Inc.	9,533	847
	Paramount Global Class A	36,211	831
*	Ollie's Bargain Outlet Holdings Inc.	6,100	804
	Garmin Ltd.	3,700	772
*	CarMax Inc.	11,400	766
	PVH Corp.	10,090	692
	Lear Corp.	6,875	653
	Aramark	15,458	647
*	Valvoline Inc.	17,015	644
	Lennar Corp. Class B	5,464	575
	Best Buy Co. Inc.	8,311	558
*	Liberty Media Corp.-Liberty Formula One Class A	5,563	528
*	Lyft Inc. Class A	33,348	526
*	Madison Square Garden Sports Corp.	2,448	512
	Wynn Resorts Ltd.	5,266	493
	Hyatt Hotels Corp. Class A	3,344	467
*	Mattel Inc.	22,950	453
	LKQ Corp.	11,243	416
*	DraftKings Inc. Class A	9,683	415
*	Aptiv plc	5,326	363
	Advance Auto Parts Inc.	7,579	352
	Pool Corp.	1,184	345
	Lithia Motors Inc. Class A	1,011	342
*	Norwegian Cruise Line Holdings Ltd.	15,761	320
	BorgWarner Inc.	8,952	300
*	elf Beauty Inc.	2,250	280
*	Five Below Inc.	1,993	261

Tax-Managed Balanced Fund
		Shares	Market Value• ($000)
*	Liberty Media Corp.-Liberty Live Class A	3,224	256
*	Wayfair Inc. Class A	4,556	233
*	ROBLOX Corp. Class A	2,122	223
*	QuantumScape Corp. Class A	29,534	198
*	Etsy Inc.	3,903	196
	Darden Restaurants Inc.	880	192
	Las Vegas Sands Corp.	4,160	181
*	U-Haul Holding Co.	2,887	175
*	Coupang Inc.	5,422	162
	Copa Holdings SA Class A	1,462	161
	Hasbro Inc.	2,168	160
	Tapestry Inc.	1,790	157
*	Duolingo Inc. Class A	379	155
	Phinia Inc.	3,451	154
	Dillard's Inc. Class A	363	152
	RB Global Inc.	1,389	148
*	Rivian Automotive Inc. Class A	10,481	144
	TKO Group Holdings Inc. Class A	794	144
	Nexstar Media Group Inc. Class A	800	138
*	Caesars Entertainment Inc.	4,805	136
*	Airbnb Inc. Class A	1,002	133
*	Planet Fitness Inc. Class A	1,172	128
*	Birkenstock Holding plc	2,608	128
	Sirius XM Holdings Inc.	4,861	112
	Wingstop Inc.	288	97
*	Petco Health & Wellness Co. Inc. Class A	31,011	88
	Wyndham Hotels & Resorts Inc.	1,038	84
*	Liberty Media Corp.-Liberty Live Class C	932	76
	Choice Hotels International Inc.	444	56
			769,911
Consumer Staples (1.8%)
	Procter & Gamble Co.	239,701	38,189
	Coca-Cola Co.	344,600	24,381
	PepsiCo Inc.	110,190	14,550
	McKesson Corp.	15,695	11,501
	Philip Morris International Inc.	62,270	11,341
	Kroger Co.	143,587	10,300
	Mondelez International Inc. Class A	148,238	9,997
*	Monster Beverage Corp.	132,269	8,285
*	Post Holdings Inc.	55,842	6,089
	Corteva Inc.	75,255	5,609
	Colgate-Palmolive Co.	59,644	5,422
	Cencora Inc.	15,012	4,501
	Kenvue Inc.	146,803	3,073
	Church & Dwight Co. Inc.	30,778	2,958
	CVS Health Corp.	42,692	2,945
	Archer-Daniels-Midland Co.	54,000	2,850
*	Boston Beer Co. Inc. Class A	14,481	2,763
	Constellation Brands Inc. Class A	15,708	2,555
	General Mills Inc.	48,390	2,507
	Hershey Co.	14,917	2,476
*	US Foods Holding Corp.	31,976	2,463
	Altria Group Inc.	37,080	2,174
	McCormick & Co. Inc. (Non-Voting)	24,760	1,877
	Casey's General Stores Inc.	3,580	1,827
	Sysco Corp.	21,500	1,628
	Tyson Foods Inc. Class A	27,013	1,511
	Walgreens Boots Alliance Inc.	93,105	1,069
	Pilgrim's Pride Corp.	19,755	889
	Ingredion Inc.	6,341	860
	Seaboard Corp.	276	790
*	Freshpet Inc.	10,261	697
	Hormel Foods Corp.	22,456	679
	J M Smucker Co.	6,651	653
	Kimberly-Clark Corp.	4,970	641
	WK Kellogg Co.	36,784	586
	Brown-Forman Corp. Class B	21,718	584
*	Performance Food Group Co.	6,632	580
	Keurig Dr Pepper Inc.	16,512	546

Tax-Managed Balanced Fund
		Shares	Market Value• ($000)
	Molson Coors Beverage Co. Class B	10,808	520
	Clorox Co.	3,500	420
	Lamb Weston Holdings Inc.	5,600	290
*	Darling Ingredients Inc.	6,360	241
*	Celsius Holdings Inc.	3,347	155
	Smithfield Foods Inc.	5,706	134
	Bunge Global SA	1,519	122
	Kraft Heinz Co.	3,259	84
			194,312
Energy (1.4%)
	Exxon Mobil Corp.	355,643	38,338
	Chevron Corp.	135,342	19,380
	ConocoPhillips	165,960	14,893
	Marathon Petroleum Corp.	49,376	8,202
	Cheniere Energy Inc.	32,283	7,862
	EOG Resources Inc.	42,041	5,028
	Devon Energy Corp.	145,555	4,630
	EQT Corp.	74,498	4,345
	Diamondback Energy Inc.	30,750	4,225
	Range Resources Corp.	102,608	4,173
	Valero Energy Corp.	29,933	4,024
	Phillips 66	33,078	3,946
	Occidental Petroleum Corp.	91,379	3,839
	Hess Corp.	25,949	3,595
	Baker Hughes Co.	87,771	3,365
	Schlumberger NV	90,000	3,042
	Coterra Energy Inc.	101,672	2,580
	Targa Resources Corp.	13,957	2,430
	Williams Cos. Inc.	36,405	2,287
*	First Solar Inc.	12,625	2,090
	Halliburton Co.	93,070	1,897
	ChampionX Corp.	72,564	1,802
	Murphy Oil Corp.	64,380	1,449
	ONEOK Inc.	13,704	1,119
	DT Midstream Inc.	9,835	1,081
	HF Sinclair Corp.	17,831	732
	APA Corp.	26,658	488
	Venture Global Inc. Class A	13,486	210
	TechnipFMC plc	4,039	139
	Weatherford International plc	2,629	132
	Permian Resources Corp.	9,637	131
	Matador Resources Co.	2,648	126
	Expand Energy Corp.	1,068	125
*	Antero Resources Corp.	3,039	122
	Ovintiv Inc.	3,023	115
	NOV Inc.	8,925	111
	Civitas Resources Inc.	4,035	111
	Chord Energy Corp.	791	77
	Vitesse Energy Inc.	2,520	56
	Kinder Morgan Inc.	5	—
			152,297
Financials (5.3%)
*	Berkshire Hathaway Inc. Class B	178,962	86,934
	JPMorgan Chase & Co.	287,472	83,341
	Bank of America Corp.	752,129	35,591
	Wells Fargo & Co.	299,159	23,969
	Goldman Sachs Group Inc.	31,593	22,360
	S&P Global Inc.	38,135	20,108
	Morgan Stanley	142,641	20,092
	Progressive Corp.	64,645	17,251
	Chubb Ltd.	39,599	11,473
	Charles Schwab Corp.	122,499	11,177
	Blackrock Inc.	10,561	11,081
	Marsh & McLennan Cos. Inc.	49,821	10,893
	Aon plc Class A	27,728	9,892
	Intercontinental Exchange Inc.	50,126	9,197
*	Coinbase Global Inc. Class A	24,014	8,417
	Moody's Corp.	16,498	8,275
	Arch Capital Group Ltd.	90,343	8,226

Tax-Managed Balanced Fund
		Shares	Market Value• ($000)
*	Robinhood Markets Inc. Class A	82,479	7,723
	Citigroup Inc.	87,168	7,420
	CME Group Inc.	22,295	6,145
	KKR & Co. Inc.	45,775	6,090
	Aflac Inc.	57,474	6,061
	Allstate Corp.	28,622	5,762
	Pinnacle Financial Partners Inc.	50,851	5,615
	Apollo Global Management Inc.	39,215	5,563
	First Citizens BancShares Inc. Class A	2,775	5,429
	Travelers Cos. Inc.	20,181	5,399
	Ameriprise Financial Inc.	9,883	5,275
	Webster Financial Corp.	90,934	4,965
	MSCI Inc.	8,302	4,788
	Hartford Insurance Group Inc.	31,442	3,989
	American International Group Inc.	44,900	3,843
	Assured Guaranty Ltd.	43,927	3,826
*	Markel Group Inc.	1,910	3,815
	Arthur J Gallagher & Co.	10,997	3,520
	PNC Financial Services Group Inc.	18,420	3,434
	Willis Towers Watson plc	11,000	3,372
	Bank of New York Mellon Corp.	37,001	3,371
	Brown & Brown Inc.	28,718	3,184
	W R Berkley Corp.	43,309	3,182
	Raymond James Financial Inc.	17,151	2,631
	Broadridge Financial Solutions Inc.	10,218	2,483
	Wintrust Financial Corp.	19,700	2,442
	East West Bancorp Inc.	23,858	2,409
	Reinsurance Group of America Inc.	11,595	2,300
	Nasdaq Inc.	24,069	2,152
	White Mountains Insurance Group Ltd.	1,198	2,151
	Globe Life Inc.	15,679	1,949
	FactSet Research Systems Inc.	4,244	1,898
	Cboe Global Markets Inc.	7,696	1,795
	MetLife Inc.	21,340	1,716
	LPL Financial Holdings Inc.	4,222	1,583
	Fifth Third Bancorp	38,275	1,574
	Regions Financial Corp.	66,902	1,574
*	Upstart Holdings Inc.	23,184	1,500
	Truist Financial Corp.	34,315	1,475
	Popular Inc.	12,967	1,429
	Assurant Inc.	7,101	1,402
	State Street Corp.	13,069	1,390
	Zions Bancorp NA	25,709	1,335
	MGIC Investment Corp.	45,667	1,271
	RenaissanceRe Holdings Ltd.	5,222	1,268
	Hanover Insurance Group Inc.	6,939	1,179
	Jefferies Financial Group Inc.	21,416	1,171
	US Bancorp	24,400	1,104
	Cincinnati Financial Corp.	7,091	1,056
	Tradeweb Markets Inc. Class A	7,100	1,039
	Voya Financial Inc.	13,200	937
	Commerce Bancshares Inc.	15,000	933
	Everest Group Ltd.	2,700	918
	SEI Investments Co.	9,913	891
	Equitable Holdings Inc.	14,088	790
	Unum Group	9,127	737
	Interactive Brokers Group Inc. Class A	13,260	735
	Huntington Bancshares Inc.	41,653	698
*	Brighthouse Financial Inc.	11,977	644
	Western Alliance Bancorp	8,200	639
	Primerica Inc.	2,200	602
	Morningstar Inc.	1,882	591
	SLM Corp.	17,179	563
	KeyCorp	31,818	554
*	Credit Acceptance Corp.	1,061	541
	Lincoln National Corp.	15,159	525
	Prudential Financial Inc.	4,712	506
	BOK Financial Corp.	4,040	394
	Ally Financial Inc.	9,254	361
	Synovus Financial Corp.	6,525	338

Tax-Managed Balanced Fund
		Shares	Market Value• ($000)
	Erie Indemnity Co. Class A	863	299
*	SoFi Technologies Inc.	11,142	203
	XP Inc. Class A	8,100	164
*	NU Holdings Ltd. Class A	11,254	154
	Franklin Resources Inc.	1,525	36
	Affiliated Managers Group Inc.	184	36
	First Horizon Corp.	1,405	30
			569,143
Health Care (4.2%)
	Eli Lilly & Co.	84,163	65,608
	AbbVie Inc.	152,730	28,350
	Johnson & Johnson	171,888	26,256
	UnitedHealth Group Inc.	76,526	23,874
	Abbott Laboratories	164,134	22,324
*	Intuitive Surgical Inc.	38,465	20,902
	Merck & Co. Inc.	210,921	16,697
	Thermo Fisher Scientific Inc.	40,487	16,416
*	Boston Scientific Corp.	144,841	15,557
	Amgen Inc.	53,330	14,890
	Danaher Corp.	65,315	12,902
*	Vertex Pharmaceuticals Inc.	27,730	12,345
	Cigna Group	37,282	12,325
	Stryker Corp.	30,849	12,205
	HCA Healthcare Inc.	27,941	10,704
	Elevance Health Inc.	23,239	9,039
	Zoetis Inc.	53,572	8,355
*	IDEXX Laboratories Inc.	12,457	6,681
	Gilead Sciences Inc.	58,702	6,508
	Regeneron Pharmaceuticals Inc.	8,203	4,307
	Labcorp Holdings Inc.	15,797	4,147
*	Edwards Lifesciences Corp.	51,960	4,064
	Agilent Technologies Inc.	29,707	3,506
*	Alnylam Pharmaceuticals Inc.	10,081	3,287
	ResMed Inc.	12,505	3,226
*	Tenet Healthcare Corp.	17,896	3,150
*	IQVIA Holdings Inc.	19,033	2,999
*	Exact Sciences Corp.	54,195	2,880
*	Veeva Systems Inc. Class A	9,507	2,738
*	Waters Corp.	7,833	2,734
*	Dexcom Inc.	31,160	2,720
	GE HealthCare Technologies Inc.	36,566	2,708
*	DaVita Inc.	18,873	2,688
	Pfizer Inc.	108,321	2,626
	Humana Inc.	10,248	2,505
	Quest Diagnostics Inc.	12,819	2,303
	Organon & Co.	225,683	2,185
*	Molina Healthcare Inc.	7,010	2,088
*	Neurocrine Biosciences Inc.	15,593	1,960
*	Hologic Inc.	29,853	1,945
*	Ionis Pharmaceuticals Inc.	44,381	1,753
*	Natera Inc.	10,171	1,718
*	Moderna Inc.	61,687	1,702
	Bristol-Myers Squibb Co.	36,160	1,674
*	Biogen Inc.	12,904	1,621
*	United Therapeutics Corp.	5,594	1,607
	Cardinal Health Inc.	9,250	1,554
*	GRAIL Inc.	29,131	1,498
*	Cooper Cos. Inc.	20,544	1,462
*	Insmed Inc.	14,214	1,430
*	Exelixis Inc.	32,412	1,429
	Universal Health Services Inc. Class B	7,717	1,398
*	Elanco Animal Health Inc.	96,289	1,375
*	Insulet Corp.	4,113	1,292
	Revvity Inc.	13,223	1,279
*	Centene Corp.	20,678	1,122
*	Revolution Medicines Inc.	30,364	1,117
	STERIS plc	4,615	1,109
*	QIAGEN NV	22,843	1,098
*	Penumbra Inc.	4,163	1,068

Tax-Managed Balanced Fund
		Shares	Market Value• ($000)
*	Novocure Ltd.	55,458	987
	West Pharmaceutical Services Inc.	4,202	919
*	Charles River Laboratories International Inc.	5,810	882
	Bio-Techne Corp.	16,500	849
	Becton Dickinson & Co.	4,858	837
*	Ultragenyx Pharmaceutical Inc.	22,892	832
*	Align Technology Inc.	4,093	775
	Zimmer Biomet Holdings Inc.	8,070	736
*	Illumina Inc.	7,424	708
	DENTSPLY SIRONA Inc.	40,687	646
	Chemed Corp.	1,300	633
	Viatris Inc.	64,379	575
*	Incyte Corp.	8,380	571
*	Viking Therapeutics Inc.	21,563	571
	Encompass Health Corp.	4,359	535
*	Masimo Corp.	3,140	528
*	Solventum Corp.	4,225	320
*	Envista Holdings Corp.	14,725	288
*	Sotera Health Co.	17,800	198
	Baxter International Inc.	6,400	194
*	10X Genomics Inc. Class A	15,570	180
*	Certara Inc.	12,978	152
	Royalty Pharma plc Class A	4,033	145
*	Roivant Sciences Ltd.	12,647	143
	Premier Inc. Class A	6,367	140
*	Tandem Diabetes Care Inc.	7,146	133
*	Halozyme Therapeutics Inc.	1,882	98
*	Bio-Rad Laboratories Inc. Class A	344	83
	Bruker Corp.	1,500	62
*	Fortrea Holdings Inc.	4,591	23
			444,753
Industrials (6.2%)
	Visa Inc. Class A	155,425	55,184
	Mastercard Inc. Class A	81,186	45,622
	GE Aerospace	105,976	27,277
	American Express Co.	63,198	20,159
	Capital One Financial Corp.	93,454	19,883
	Howmet Aerospace Inc.	105,166	19,575
	Caterpillar Inc.	46,357	17,996
	Accenture plc Class A	57,231	17,106
	Deere & Co.	32,002	16,273
	RTX Corp.	110,212	16,093
	GE Vernova Inc.	26,836	14,200
	Union Pacific Corp.	59,043	13,585
	Honeywell International Inc.	55,375	12,896
	Eaton Corp. plc	32,455	11,586
	Quanta Services Inc.	30,220	11,426
*	Boeing Co.	49,464	10,364
	Sherwin-Williams Co.	29,760	10,218
	Automatic Data Processing Inc.	31,334	9,663
	TransDigm Group Inc.	6,285	9,557
	Cintas Corp.	42,740	9,525
	Trane Technologies plc	21,310	9,321
*	Fiserv Inc.	53,865	9,287
	United Rentals Inc.	12,074	9,097
	Lockheed Martin Corp.	18,492	8,564
	AMETEK Inc.	46,011	8,326
	Parker-Hannifin Corp.	10,384	7,253
	Vulcan Materials Co.	25,908	6,757
*	PayPal Holdings Inc.	89,187	6,628
	Illinois Tool Works Inc.	25,975	6,422
	Emerson Electric Co.	48,088	6,412
	Martin Marietta Materials Inc.	11,027	6,053
	CSX Corp.	182,670	5,961
	Carrier Global Corp.	74,958	5,486
*	Axon Enterprise Inc.	6,488	5,372
	Northrop Grumman Corp.	10,445	5,222
	Norfolk Southern Corp.	19,967	5,111
	PACCAR Inc.	51,618	4,907

Tax-Managed Balanced Fund
		Shares	Market Value• ($000)
	Verisk Analytics Inc.	14,147	4,407
	HEICO Corp. Class A	17,003	4,400
	FedEx Corp.	18,636	4,236
*	Fair Isaac Corp.	2,234	4,084
	AECOM	35,745	4,034
	Ingersoll Rand Inc.	48,482	4,033
	BWX Technologies Inc.	27,902	4,020
	Eagle Materials Inc.	18,979	3,836
	General Dynamics Corp.	13,091	3,818
*	Mettler-Toledo International Inc.	3,121	3,666
	L3Harris Technologies Inc.	14,000	3,512
	Equifax Inc.	13,260	3,439
	Rockwell Automation Inc.	10,093	3,353
*	Teledyne Technologies Inc.	6,517	3,339
	Xylem Inc.	25,125	3,250
*	Keysight Technologies Inc.	19,597	3,211
	Old Dominion Freight Line Inc.	19,242	3,123
*	Kirby Corp.	27,000	3,062
	Textron Inc.	37,800	3,035
	Synchrony Financial	45,220	3,018
*	Middleby Corp.	20,834	3,000
	Otis Worldwide Corp.	30,145	2,985
	Amcor plc	314,599	2,891
	ITT Inc.	18,189	2,853
	Johnson Controls International plc	26,690	2,819
	Cummins Inc.	8,569	2,806
	WW Grainger Inc.	2,682	2,790
	Lennox International Inc.	4,680	2,683
	3M Co.	16,900	2,573
	Crown Holdings Inc.	22,863	2,354
	Global Payments Inc.	28,267	2,262
	Veralto Corp.	21,772	2,198
*	Affirm Holdings Inc. Class A	30,321	2,096
	Jacobs Solutions Inc.	15,658	2,058
*	Block Inc. Class A	30,049	2,041
*	XPO Inc.	16,075	2,030
*	Gates Industrial Corp. plc	87,377	2,012
	Nordson Corp.	9,034	1,937
	Esab Corp.	15,396	1,856
	IDEX Corp.	10,462	1,837
	Owens Corning	13,326	1,833
*	Trimble Inc.	23,721	1,802
	Valmont Industries Inc.	5,396	1,762
	Allegion plc	12,151	1,751
	Ball Corp.	30,525	1,712
	A O Smith Corp.	25,732	1,687
	Dover Corp.	8,810	1,614
	Packaging Corp. of America	8,440	1,591
	Huntington Ingalls Industries Inc.	6,396	1,544
*	Corpay Inc.	4,647	1,542
	TransUnion	16,844	1,482
	Oshkosh Corp.	12,558	1,426
	AGCO Corp.	13,710	1,414
	Fortive Corp.	26,801	1,397
	United Parcel Service Inc. Class B	13,600	1,373
	Fidelity National Information Services Inc.	16,317	1,328
	JB Hunt Transport Services Inc.	8,852	1,271
	Westinghouse Air Brake Technologies Corp.	6,010	1,258
	Carlisle Cos. Inc.	3,333	1,245
*	Zebra Technologies Corp. Class A	3,899	1,202
	Curtiss-Wright Corp.	2,435	1,190
	Armstrong World Industries Inc.	6,812	1,107
	Masco Corp.	16,189	1,042
	Pentair plc	10,087	1,036
	WESCO International Inc.	5,557	1,029
	Silgan Holdings Inc.	18,967	1,028
	Woodward Inc.	3,945	967
	RPM International Inc.	8,489	932
	Toro Co.	13,011	920
	nVent Electric plc	12,191	893

Tax-Managed Balanced Fund
		Shares	Market Value• ($000)
	Landstar System Inc.	6,235	867
	AptarGroup Inc.	5,445	852
	Donaldson Co. Inc.	12,229	848
	Regal Rexnord Corp.	5,615	814
	Air Lease Corp. Class A	13,600	795
	DuPont de Nemours Inc.	11,438	785
	Lincoln Electric Holdings Inc.	3,765	781
	Fortune Brands Innovations Inc.	14,125	727
	Booz Allen Hamilton Holding Corp.	6,943	723
	Littelfuse Inc.	3,108	705
	Snap-on Inc.	2,081	648
*	GXO Logistics Inc.	13,270	646
	Expeditors International of Washington Inc.	5,586	638
	Knight-Swift Transportation Holdings Inc. Class A	14,300	632
	Hubbell Inc. Class B	1,416	578
	Flowserve Corp.	10,302	539
*	Amentum Holdings Inc.	22,198	524
	CH Robinson Worldwide Inc.	5,171	496
*	Ralliant Corp.	8,934	433
	Graco Inc.	4,912	422
	Vontier Corp.	10,721	396
	Sealed Air Corp.	12,734	395
	HEICO Corp.	1,087	357
	MKS Inc.	3,411	339
	Jack Henry & Associates Inc.	1,832	330
	Graphic Packaging Holding Co.	14,921	314
*	AZEK Co. Inc. Class A	5,509	299
	Crane NXT Co.	4,948	267
*	Everus Construction Group Inc.	4,074	259
*	Paylocity Holding Corp.	1,289	234
*	Knife River Corp.	2,487	203
	Robert Half Inc.	4,619	190
*	Masterbrand Inc.	16,727	183
	Louisiana-Pacific Corp.	2,046	176
	Comfort Systems USA Inc.	328	176
*	MasTec Inc.	911	155
*	API Group Corp.	3,012	154
*	Shift4 Payments Inc. Class A	1,455	144
	Ferguson Enterprises Inc.	646	141
	Brunswick Corp.	2,486	137
	Genpact Ltd.	2,995	132
*	StandardAero Inc.	3,960	125
	Stanley Black & Decker Inc.	1,785	121
	MSA Safety Inc.	715	120
*	NCR Atleos Corp.	4,057	116
	Dow Inc.	3,786	100
	ManpowerGroup Inc.	2,450	99
*	Mohawk Industries Inc.	900	94
*	Axalta Coating Systems Ltd.	1,900	56
	PPG Industries Inc.	200	23
	Atmus Filtration Technologies Inc.	511	19
			665,009
Other (0.1%)
[1]	Vanguard Tax-Exempt Bond Index ETF	114,200	5,599
Real Estate (1.0%)
	American Tower Corp.	52,349	11,570
	Prologis Inc.	97,069	10,204
*	CBRE Group Inc. Class A	58,860	8,247
	Equinix Inc.	9,839	7,827
	Iron Mountain Inc.	69,762	7,155
	Welltower Inc.	35,037	5,386
	Digital Realty Trust Inc.	27,531	4,799
*	NET Lease Office Properties	124,954	4,067
	Public Storage	12,156	3,567
*	CoStar Group Inc.	42,526	3,419
	AvalonBay Communities Inc.	16,212	3,299
	Extra Space Storage Inc.	22,139	3,264
	Host Hotels & Resorts Inc.	208,243	3,199

Tax-Managed Balanced Fund
		Shares	Market Value• ($000)
	Crown Castle Inc.	30,301	3,113
*	Jones Lang LaSalle Inc.	11,747	3,005
	American Homes 4 Rent Class A	81,183	2,928
	SBA Communications Corp.	12,431	2,919
	Essex Property Trust Inc.	6,768	1,918
*	Howard Hughes Holdings Inc.	24,272	1,638
	SL Green Realty Corp.	25,075	1,552
	Equity LifeStyle Properties Inc.	22,346	1,378
	Mid-America Apartment Communities Inc.	9,294	1,376
*	Zillow Group Inc. Class A	17,624	1,207
	Camden Property Trust	10,700	1,206
*	Zillow Group Inc. Class C	15,191	1,064
	Medical Properties Trust Inc.	245,264	1,057
	Lamar Advertising Co. Class A	8,553	1,038
	Equity Residential	15,258	1,030
	Ventas Inc.	14,100	890
	Weyerhaeuser Co.	34,146	877
*	Seaport Entertainment Group Inc.	44,249	825
	EastGroup Properties Inc.	4,612	771
	Douglas Emmett Inc.	49,446	744
	Invitation Homes Inc.	21,896	718
	EPR Properties	11,406	665
	Vornado Realty Trust	16,565	633
	Sun Communities Inc.	3,700	468
	Federal Realty Investment Trust	4,295	408
	VICI Properties Inc. Class A	12,500	407
	First Industrial Realty Trust Inc.	7,000	337
	Highwoods Properties Inc.	9,318	290
	JBG SMITH Properties	13,441	233
	Simon Property Group Inc.	1,310	211
	Omega Healthcare Investors Inc.	4,245	156
	Brixmor Property Group Inc.	5,563	145
	Kilroy Realty Corp.	3,879	133
	Cousins Properties Inc.	4,355	131
	BXP Inc.	1,892	128
	STAG Industrial Inc.	3,461	126
	Kimco Realty Corp.	5,895	124
	CubeSmart	2,878	122
	UDR Inc.	2,100	86
			112,060
Technology (17.6%)
	Microsoft Corp.	688,439	342,436
	NVIDIA Corp.	2,160,279	341,302
	Apple Inc.	1,342,370	275,414
	Meta Platforms Inc. Class A	214,693	158,463
	Broadcom Inc.	369,854	101,950
	Alphabet Inc. Class A	512,806	90,372
	Alphabet Inc. Class C	505,280	89,632
	Oracle Corp.	164,804	36,031
*	Palantir Technologies Inc. Class A	197,923	26,981
*	Advanced Micro Devices Inc.	153,479	21,779
	Intuit Inc.	26,922	21,205
	Salesforce Inc.	74,822	20,403
*	ServiceNow Inc.	18,710	19,235
	International Business Machines Corp.	61,168	18,031
	QUALCOMM Inc.	108,410	17,265
	Applied Materials Inc.	92,312	16,900
	Micron Technology Inc.	130,723	16,112
	Texas Instruments Inc.	75,340	15,642
*	Adobe Inc.	40,383	15,623
	Lam Research Corp.	138,384	13,470
	Amphenol Corp. Class A	134,783	13,310
*	Palo Alto Networks Inc.	57,165	11,698
*	Cadence Design Systems Inc.	33,815	10,420
	KLA Corp.	10,852	9,721
*	Synopsys Inc.	17,230	8,833
	Analog Devices Inc.	34,761	8,274
	Roper Technologies Inc.	14,270	8,089
*	Autodesk Inc.	22,471	6,956

Tax-Managed Balanced Fund
		Shares	Market Value• ($000)
*	Guidewire Software Inc.	29,042	6,838
*	Fortinet Inc.	60,810	6,429
*	Cloudflare Inc. Class A	29,243	5,727
	Vertiv Holdings Co. Class A	40,907	5,253
*	MicroStrategy Inc. Class A	12,692	5,130
*	AppLovin Corp. Class A	14,084	4,931
	Marvell Technology Inc.	62,986	4,875
*	Crowdstrike Holdings Inc. Class A	8,991	4,579
	Dell Technologies Inc. Class C	35,490	4,351
	Western Digital Corp.	59,555	3,811
*	ON Semiconductor Corp.	71,042	3,723
	Corning Inc.	68,131	3,583
*	Gartner Inc.	8,596	3,475
*	GoDaddy Inc. Class A	17,857	3,215
*	Workday Inc. Class A	12,440	2,986
	Intel Corp.	129,931	2,910
*	Zscaler Inc.	9,048	2,841
	Hewlett Packard Enterprise Co.	137,935	2,821
	VeriSign Inc.	9,253	2,672
	Cognizant Technology Solutions Corp. Class A	34,096	2,661
*	Arrow Electronics Inc.	20,340	2,592
*	ANSYS Inc.	7,069	2,483
	Microchip Technology Inc.	34,772	2,447
	HP Inc.	99,873	2,443
	Jabil Inc.	10,210	2,227
	Monolithic Power Systems Inc.	3,036	2,220
*	Pure Storage Inc. Class A	34,164	1,967
*	DoorDash Inc. Class A	7,556	1,863
*	PTC Inc.	10,669	1,839
	Teradyne Inc.	19,532	1,756
*	F5 Inc.	5,875	1,729
*	Tyler Technologies Inc.	2,891	1,714
	CDW Corp.	8,857	1,582
*	Kyndryl Holdings Inc.	36,092	1,514
*	Super Micro Computer Inc.	30,327	1,486
*	Atlassian Corp. Class A	7,235	1,469
*	CACI International Inc. Class A	3,078	1,467
*	Nutanix Inc. Class A	18,189	1,390
	Pegasystems Inc.	24,802	1,343
*	Manhattan Associates Inc.	6,606	1,304
	NetApp Inc.	12,003	1,279
*	Coherent Corp.	14,118	1,259
*	Informatica Inc. Class A	45,054	1,097
*	Twilio Inc. Class A	8,595	1,069
*	Sandisk Corp.	21,779	988
*	MongoDB Inc.	4,415	927
*	Qorvo Inc.	10,869	923
*	Akamai Technologies Inc.	11,367	907
	Leidos Holdings Inc.	5,350	844
*	Snowflake Inc. Class A	3,686	825
*	Maplebear Inc.	16,402	742
	Gen Digital Inc.	24,339	716
	Dolby Laboratories Inc. Class A	8,275	614
	Match Group Inc.	19,384	599
*	HubSpot Inc.	1,033	575
	TD SYNNEX Corp.	4,070	552
	Universal Display Corp.	3,328	514
*	Dynatrace Inc.	9,133	504
*	Astera Labs Inc.	3,969	359
*	Pinterest Inc. Class A	9,806	352
*	MACOM Technology Solutions Holdings Inc.	2,391	343
*	Allegro MicroSystems Inc.	9,694	331
*	Datadog Inc. Class A	2,228	299
*	IPG Photonics Corp.	4,299	295
	Amkor Technology Inc.	13,873	291
	Bentley Systems Inc. Class B	5,295	286
*	Unity Software Inc.	11,745	284
*	nCino Inc.	9,711	272
*	UiPath Inc. Class A	20,668	265
*	NCR Voyix Corp.	20,995	246

Tax-Managed Balanced Fund
		Shares	Market Value• ($000)
*	DoubleVerify Holdings Inc.	16,466	246
*	IAC Inc.	6,481	242
*	Dropbox Inc. Class A	8,200	235
	Amdocs Ltd.	2,400	219
	SS&C Technologies Holdings Inc.	2,531	210
*	Angi Inc. Class A	12,656	193
*	Teradata Corp.	7,736	173
*	Toast Inc. Class A	3,534	157
*	ZoomInfo Technologies Inc. Class A	13,782	139
*	Clarivate plc	27,684	119
*	Elastic NV	1,300	110
	Paycom Software Inc.	394	91
	Entegris Inc.	879	71
*	DXC Technology Co.	157	2
			1,875,957
Telecommunications (0.9%)
	Cisco Systems Inc.	324,189	22,492
	T-Mobile US Inc.	78,984	18,819
*	Arista Networks Inc.	134,016	13,711
	AT&T Inc.	343,396	9,938
	Comcast Corp. Class A	220,236	7,860
	Motorola Solutions Inc.	15,378	6,466
*	Charter Communications Inc. Class A	9,575	3,914
	Verizon Communications Inc.	60,900	2,635
*	Frontier Communications Parent Inc.	58,546	2,131
*	Liberty Global Ltd. Class C	109,669	1,131
*	Liberty Broadband Corp. Class C	7,579	746
*	Ciena Corp.	8,066	656
*	Lumentum Holdings Inc.	4,622	439
*	Liberty Broadband Corp. Class A	2,647	259
*	Roku Inc.	1,980	174
	Iridium Communications Inc.	4,912	148
*,2	GCI Liberty Inc.	25,555	—
			91,519
Utilities (1.2%)
	NextEra Energy Inc.	199,740	13,866
	Constellation Energy Corp.	41,614	13,431
	Vistra Corp.	53,239	10,318
	Southern Co.	98,422	9,038
	DTE Energy Co.	58,745	7,781
	Waste Management Inc.	33,651	7,700
*	Clean Harbors Inc.	31,700	7,328
	Duke Energy Corp.	59,772	7,053
	Consolidated Edison Inc.	58,005	5,821
	NRG Energy Inc.	34,173	5,488
	American Electric Power Co. Inc.	41,600	4,316
	Republic Services Inc.	16,510	4,072
	Public Service Enterprise Group Inc.	47,759	4,020
	Sempra	51,796	3,925
	PG&E Corp.	236,802	3,301
	Exelon Corp.	65,800	2,857
	WEC Energy Group Inc.	26,459	2,757
	American Water Works Co. Inc.	18,056	2,512
	Xcel Energy Inc.	32,522	2,215
	Entergy Corp.	20,838	1,732
	NiSource Inc.	42,656	1,721
	UGI Corp.	46,261	1,685
	Alliant Energy Corp.	24,226	1,465
	CMS Energy Corp.	20,227	1,401
	FirstEnergy Corp.	26,700	1,075
	Ameren Corp.	9,798	941
	Essential Utilities Inc.	20,886	776
	Edison International	14,039	724
	OGE Energy Corp.	15,986	710
	Atmos Energy Corp.	3,445	531
	National Fuel Gas Co.	4,027	341
	AES Corp.	21,200	223
	Dominion Energy Inc.	3,608	204
	Brookfield Renewable Corp.	4,800	157

Tax-Managed Balanced Fund
				Shares	Market Value• ($000)
	MDU Resources Group Inc.			4,734	79
					131,564
Total Common Stocks (Cost $1,149,430)					5,083,189
		Coupon	Maturity Date	Face Amount ($000)
Tax-Exempt Municipal Bonds (53.2%)
Alabama (2.0%)
	Alabama Housing Finance Authority Multifamily Revenue (Cooper Green Homes Project)	4.450%	8/1/45	1,000	957
	Alabama State Corrections Institution Finance Authority Revenue	5.000%	7/1/31	1,100	1,210
	Alabama State Public School & College Authority Tax-Exempt Capital Improvement & Refunding Bonds Revenue	4.000%	11/1/40	1,465	1,410
[3]	Alabama State University General Tuition Revenue	5.000%	9/1/37	1,000	1,060
	Auburn AL GO	5.000%	8/1/38	1,000	1,065
	Auburn AL University General Fee Revenue	5.000%	6/1/36	3,315	3,726
	Birmingham-Jefferson AL Civic Center Authority Special Tax Bonds	5.000%	7/1/31	1,125	1,177
	Black Belt Energy Gas District Alabama Gas Prepay Revenue (Project No. 3) PUT	4.000%	12/1/25	1,360	1,361
	Black Belt Energy Gas District Alabama Gas Project Revenue	5.000%	11/1/28	500	522
	Black Belt Energy Gas District Alabama Gas Project Revenue PUT	4.000%	10/1/27	3,000	3,010
	Black Belt Energy Gas District Alabama Gas Project Revenue PUT	5.000%	6/1/28	6,705	6,943
	Black Belt Energy Gas District Alabama Gas Project Revenue PUT	5.500%	12/1/28	1,250	1,314
	Black Belt Energy Gas District Alabama Gas Project Revenue PUT	5.500%	2/1/29	4,530	4,778
	Black Belt Energy Gas District Alabama Gas Project Revenue PUT	5.250%	6/1/29	14,265	15,001
	Black Belt Energy Gas District Alabama Gas Project Revenue PUT	5.250%	10/1/30	1,660	1,766
	Black Belt Energy Gas District Alabama Gas Project Revenue PUT	5.000%	7/1/31	10,710	11,218
	Black Belt Energy Gas District Alabama Gas Project Revenue PUT	5.500%	6/1/32	3,610	3,897
	Black Belt Energy Gas District Alabama Gas Project Revenue PUT	5.000%	9/1/32	11,415	12,018
	Black Belt Energy Gas District Alabama Gas Project Revenue PUT	5.250%	9/1/32	5,430	5,646
	Black Belt Energy Gas District Alabama Gas Project Revenue PUT	5.000%	11/1/34	9,715	10,279
	Black Belt Energy Gas District Alabama Gas Project Revenue (Project No. 7) PUT	4.000%	12/1/26	650	652
[4]	Black Belt Energy Gas District Alabama Gas Project Revenue (Project No. 7) PUT, SIFMA Municipal Swap Index Yield + 0.350%	2.270%	12/1/26	3,750	3,701
	Black Belt Energy Gas District Alabama Gas Project Revenue (Project No. 8) PUT	4.000%	12/1/29	3,490	3,464
[5]	Black Belt Energy Gas District Alabama Gas Supply Revenue PUT	4.000%	6/1/27	3,845	3,877
	Black Belt Energy Gas District Alabama Gas Supply Revenue PUT	4.000%	12/1/31	2,180	2,206
	Energy Southeast AL Cooperative District Energy Supply Revenue PUT	5.500%	1/1/31	635	685
	Energy Southeast AL Cooperative District Energy Supply Revenue PUT	5.750%	11/1/31	3,145	3,434
	Energy Southeast AL Cooperative District Energy Supply Revenue PUT	5.250%	6/1/32	5,470	5,851
	Homewood AL Educational Building Authority Lease Revenue (Samford University)	5.500%	10/1/41	1,500	1,556
	Huntsville AL Electric System Revenue	5.000%	12/1/30	510	527
	Huntsville AL GO	5.000%	5/1/35	1,125	1,165
	Huntsville AL GO	5.000%	3/1/42	1,620	1,694
	Huntsville AL Health Care Authority Revenue	5.000%	6/1/35	780	820
	Huntsville AL Health Care Authority Revenue	4.000%	6/1/45	2,500	2,203
	Huntsville AL Health Care Authority Revenue PUT	5.000%	6/1/30	1,170	1,264
	Jefferson County AL Revenue	5.000%	9/15/29	1,470	1,515
	Jefferson County AL Revenue	5.000%	10/1/31	1,000	1,095
	Jefferson County AL Revenue	5.000%	9/15/33	1,000	1,018
	Jefferson County AL Revenue	5.000%	10/1/35	1,300	1,401
	Jefferson County AL Revenue	5.000%	10/1/38	1,375	1,448
	Jefferson County AL Revenue	5.250%	10/1/43	1,500	1,553
	Jefferson County AL Revenue	5.250%	10/1/45	2,000	2,044
[5,6]	Jefferson County AL Revenue TOB VRDO	4.100%	7/1/25	7,200	7,200
	Lower AL Gas District Gas Project Revenue	5.000%	9/1/34	2,520	2,637
	Lower AL Gas District Gas Project Revenue PUT	4.000%	12/1/25	1,355	1,357
	Mobile AL Industrial Development Board Pollution Control Revenue (Barry Plant Project) PUT	3.375%	6/26/29	500	502
	Montgomery AL GO	4.000%	12/1/36	400	400
	Montgomery AL GO	4.000%	12/1/39	450	440
	Orange Beach AL Water Sewer & Fire Protection Authority Revenue	4.000%	5/15/38	3,500	3,408
	Pell City AL Special Care Facilities Financing Authority Revenue (Noland Health Services Inc.)	4.000%	12/1/34	1,000	973
	Selma AL Industrial Development Board Revenue (International Paper Co. Project)	4.200%	5/1/34	770	778
	Southeast Alabama Gas Supply District Revenue	5.000%	5/1/29	350	368
	Southeast Alabama Gas Supply District Revenue	5.000%	5/1/31	1,000	1,061
	Southeast Alabama Gas Supply District Revenue PUT	5.000%	4/1/32	7,860	8,264
	Southeast Alabama Gas Supply District Revenue PUT	5.000%	5/1/32	3,760	3,964
	Southeast Energy Authority AL Commodity Supply Revenue (Project No. 3) PUT	5.500%	12/1/29	1,440	1,537

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Southeast Energy Authority AL Cooperative District Commodity Supply Revenue (Project No. 1) PUT	4.000%	10/1/28	4,970	4,985
	Southeast Energy Authority AL Cooperative District Commodity Supply Revenue (Project No. 4) PUT	5.000%	8/1/28	4,600	4,758
	Southeast Energy Authority AL Cooperative District Commodity Supply Revenue (Project No. 5) PUT	5.250%	7/1/29	9,730	10,206
[5]	Southeast Energy Authority AL Cooperative District Commodity Supply Revenue (Project No. 6) PUT	5.000%	6/1/30	1,615	1,701
	Southeast Energy Authority AL Cooperative District Energy Supply Revenue	5.000%	6/1/32	850	903
	Southeast Energy Authority AL Cooperative District Energy Supply Revenue PUT	5.000%	2/1/31	985	1,040
	Southeast Energy Authority AL Cooperative District Energy Supply Revenue PUT	5.000%	11/1/32	890	938
	Southeast Energy Authority AL Cooperative District Energy Supply Revenue PUT	5.250%	1/1/33	5,185	5,417
	Southeast Energy Authority AL Cooperative District Energy Supply Revenue PUT	5.000%	6/1/35	8,495	8,668
	Southeast Energy Authority AL Cooperative District Gas Supply Revenue PUT	5.250%	11/1/35	8,085	8,691
	Tuscaloosa AL City Board of Education School Tax Warrants Revenue	5.000%	8/1/27	530	542
	Tuscaloosa AL City Board of Education School Tax Warrants Revenue	5.000%	8/1/28	1,090	1,112
	University of Alabama General Revenue	3.000%	7/1/36	1,085	967
[3]	University of South Alabama University Facilities Revenue	5.000%	11/1/34	2,265	2,307
[3]	Walker County AL Board of Education School Special Tax	5.000%	3/1/43	750	774
	West Jefferson AL Industrial Development Board Pollution Control Revenue	3.650%	6/1/28	550	557
					217,986
Alaska (0.2%)
	Alaska GO	5.000%	8/1/27	1,000	1,048
	Alaska GO	5.000%	8/1/29	1,000	1,086
	Alaska Housing Finance Corp. Revenue	5.000%	12/1/35	1,500	1,599
	Alaska Housing Finance Corp. State Capital Project Revenue	5.000%	6/1/31	1,095	1,204
	Alaska Housing Finance Corp. State Capital Project Revenue	5.000%	6/1/34	1,285	1,377
	Alaska Municipal Bond Bank Authority Revenue	5.000%	12/1/37	3,000	3,172
[7]	Alaska State International Airports System Revenue	5.000%	10/1/34	1,750	1,945
	Municipality of Anchorage GO	4.000%	9/1/36	785	794
	Municipality of Anchorage GO	4.000%	9/1/43	2,470	2,232
	North Slope Borough Alaska GO	5.000%	6/30/29	1,405	1,523
	Northern Tobacco Securitization Corp. AK Revenue	4.000%	6/1/37	1,000	960
	Northern Tobacco Securitization Corp. AK Revenue	4.000%	6/1/38	1,000	950
					17,890
Arizona (0.8%)
	Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/30	675	676
	Arizona Board of Regents Arizona State University System Revenue	5.000%	8/1/43	1,060	1,101
	Arizona Board of Regents Arizona State University System Revenue	5.000%	8/1/45	1,080	1,112
	Arizona COP ETM	5.000%	10/1/26	2,000	2,057
	Arizona Excise Taxes Obligations Revenue	1.500%	7/1/29	600	553
	Arizona Excise Taxes Obligations Revenue	2.100%	7/1/36	1,000	782
[5]	Arizona Health Facilities Authority Revenue (Banner Health) VRDO	4.000%	7/1/25	4,100	4,100
	Arizona Industrial Development Authority Charter School Revolving Loan Fund Revenue	5.000%	11/1/28	1,000	1,046
	Arizona Industrial Development Authority Charter School Revolving Loan Fund Revenue	5.000%	11/1/29	1,000	1,058
[6]	Arizona Industrial Development Authority Hospital Revenue (Navajo Health)	7.125%	5/1/44	500	529
[5,6]	Arizona Industrial Development Authority Multifamily Housing Revenue TOB VRDO	4.170%	7/1/25	11,350	11,350
	Arizona Industrial Development Authority Multifamily Revenue (Hacienda Del Rio Project)	4.500%	6/1/41	995	977
[6,8]	Arizona Industrial Development Authority Revenue (Economic Legacy Cares)	6.375%	7/1/25	180	5
[6,8]	Arizona Industrial Development Authority Revenue (Economic Legacy Cares)	6.500%	7/1/26	100	3
[6,8]	Arizona Industrial Development Authority Revenue (Economic Legacy Cares)	6.625%	7/1/27	265	8
[6,8]	Arizona Industrial Development Authority Revenue (Economic Legacy Cares)	6.750%	7/1/28	305	9
	Arizona Industrial Development Authority Revenue (Greathearts Arizona Projects)	3.000%	7/1/37	695	595
[9]	Arizona Industrial Development Authority Student Housing Revenue	5.000%	6/1/37	1,000	1,035
[9]	Arizona Sports & Tourism Authority Revenue (Multipurpose Stadium Facility Project)	5.000%	7/1/31	3,000	3,294
	Arizona State University Revenue	5.000%	7/1/39	2,000	2,058
	Arizona State University Revenue	5.000%	7/1/40	1,000	1,025
	Arizona State University Revenue (McAllister Academic Village LLC)	5.000%	7/1/36	1,620	1,638
	Coconino AZ County Pollution Control Corp. Revenue PUT	3.750%	3/31/26	100	100
	Gilbert AZ Water Resource Municipal Property Corp. Utility System Revenue	4.000%	7/15/42	2,505	2,351
	Glendale AZ Industrial Development Authority Revenue (Midwestern University)	5.000%	5/15/32	1,185	1,275
	La Paz County AZ Industrial Development Authority Education Facility Lease Revenue (Harmony Public Schools Project)	5.000%	2/15/31	100	104
	Marana AZ Pledged Excise Tax Revenue	5.000%	7/1/37	275	287
[6]	Maricopa County AZ Industrial Development Authority Education Revenue (Legacy Traditional Schools Projects)	3.000%	7/1/31	650	614
	Maricopa County AZ Industrial Development Authority Hospital Revenue (Banner Health) PUT	5.000%	11/1/30	1,000	1,083
	Maricopa County AZ Industrial Development Authority Hospital Revenue (Honor Health)	5.000%	9/1/33	830	866
	Maricopa County AZ Industrial Development Authority Hospital Revenue (Honor Health)	5.000%	12/1/36	3,335	3,633
	Maricopa County AZ Industrial Development Authority Revenue (Banner Health)	5.000%	1/1/34	1,500	1,531

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Maricopa County AZ Pollution Control Corp. Revenue (Southern California Edison Co.)	2.400%	6/1/35	1,000	799
	Maricopa County AZ Pollution Control Corp. Revenue (Verde Project) PUT	3.875%	6/1/29	55	56
	Maricopa County AZ School District No. 83 Revenue	3.000%	10/1/39	1,000	779
	Mesa AZ GO	5.000%	7/1/27	2,565	2,685
[3]	Mesa AZ Utility Systems Revenue	5.000%	7/1/42	1,810	1,898
	Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/33	1,010	1,039
[10]	Phoenix AZ Civic Improvement Corp. Distribution Revenue	5.500%	7/1/42	1,000	1,131
[10]	Phoenix AZ Civic Improvement Corp. Distribution Revenue	5.500%	7/1/43	1,250	1,407
	Phoenix AZ Civic Improvement Corp. Excise Tax Revenue	5.000%	7/1/44	2,000	2,089
	Phoenix AZ Civic Improvement Corp. Wastewater System Revenue	4.000%	7/1/28	2,015	2,016
	Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/35	1,900	1,926
	Phoenix AZ GO	5.000%	7/1/31	1,500	1,682
[6]	Phoenix AZ Industrial Development Authority Education Revenue (Legacy Traditional Schools Project)	5.000%	7/1/36	1,000	1,003
	Phoenix AZ Industrial Development Authority Lease Revenue (Downtown Phoenix Student Housing LLC)	5.000%	7/1/27	300	307
	Phoenix AZ Industrial Development Authority Lease Revenue (Downtown Phoenix Student Housing LLC)	5.000%	7/1/28	275	284
[6]	Pima County AZ Industrial Development Authority Revenue (American Leadership Academy Project)	4.000%	6/15/31	1,595	1,553
	Pima County AZ Industrial Development Authority Revenue (Tucson Medical Center)	4.000%	4/1/38	1,040	989
[3]	Pima County AZ Unified School District GO	5.000%	7/1/26	1,200	1,227
[3]	Pima County AZ Unified School District GO	5.000%	7/1/28	1,000	1,066
[3]	Pima County AZ Unified School District GO	5.000%	7/1/37	750	820
	Salt River Projects Arizona Agricultural Improvement & Power District Revenue	5.000%	1/1/36	1,540	1,572
	Salt River Projects Arizona Agricultural Improvement & Power District Revenue	5.000%	1/1/39	1,370	1,400
	Salt River Projects Arizona Agricultural Improvement & Power District Revenue	5.000%	5/1/42	1,000	1,058
	Salt River Projects Arizona Agricultural Improvement & Power District Revenue	5.000%	1/1/43	1,000	1,042
	Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/26	2,500	2,554
	Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/28	640	672
	Salt Verde AZ Financial Corp. Gas Revenue	5.000%	12/1/37	160	167
	Yuma AZ Industrial Development Authority Hospital Revenue	5.000%	8/1/38	1,000	1,066
					81,142
Arkansas (0.1%)
	Arkansas Development Finance Authority Health Care Revenue Baptist Memorial Health Care Corp.	5.000%	9/1/32	2,000	2,086
	Arkansas Development Finance Authority Hospital Revenue (Washington Regional Medical Center)	5.000%	2/1/33	500	518
	Bentonville AR Sales & Use Tax Revenue	4.000%	11/1/45	1,000	998
	El Dorado AR School District No. 15 GO	5.000%	2/1/43	1,385	1,404
	El Dorado AR School District No. 15 GO	5.000%	2/1/45	2,920	2,940
	Pulaski County AR Hospital Revenue (Arkansas Children's Hospital)	5.000%	3/1/29	1,075	1,099
	Pulaski County AR Hospital Revenue (Arkansas Children's Hospital)	5.000%	3/1/38	500	529
	Springdale AR School District No. 50 GO	3.000%	6/1/32	495	472
					10,046
California (4.2%)
[3]	ABAG Finance Authority for Nonprofit Corps. California Revenue (Windemere Ranch Infrastructure Financing Program)	5.000%	9/2/30	1,135	1,189
	Alameda CA Corridor Transportation Authority Revenue	5.000%	10/1/37	1,000	1,010
[3]	Alhambra CA Unified School District Elementary Improvement District GO	0.000%	8/1/38	1,000	593
	Antelope Valley CA Community College District Election GO	0.000%	8/1/35	650	428
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.625%	4/1/26	2,000	1,989
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.950%	4/1/26	940	937
[11]	Brea CA Redevelopment Agency Tax Allocation Bonds (Redevelopment Project AB)	0.000%	8/1/29	1,000	877
	California Community Choice Financing Authority Revenue PUT	4.000%	12/1/27	500	501
	California Community Choice Financing Authority Revenue PUT	4.000%	8/1/28	3,745	3,777
	California Community Choice Financing Authority Revenue PUT	5.500%	11/1/28	7,330	7,714
	California Community Choice Financing Authority Revenue PUT	5.000%	8/1/29	1,385	1,447
	California Community Choice Financing Authority Revenue PUT	5.000%	8/1/29	8,340	8,704
	California Community Choice Financing Authority Revenue PUT	5.250%	4/1/30	8,000	8,478
	California Community Choice Financing Authority Revenue PUT	5.500%	11/1/30	3,655	3,919
	California Community Choice Financing Authority Revenue PUT	5.000%	3/1/31	5,575	5,868
	California Community Choice Financing Authority Revenue PUT	4.000%	8/1/31	2,810	2,793
	California Community Choice Financing Authority Revenue PUT	5.000%	4/1/32	6,975	7,350
	California Community Choice Financing Authority Revenue PUT	5.000%	8/1/32	4,865	5,020
	California Community Choice Financing Authority Revenue PUT	5.000%	9/1/32	10,000	10,636
	California Community Choice Financing Authority Revenue PUT	5.000%	9/1/32	3,125	3,302
	California Community Choice Financing Authority Revenue PUT	5.000%	10/1/32	4,200	4,427
	California Community Choice Financing Authority Revenue PUT	5.000%	11/1/32	4,340	4,610
	California Community Choice Financing Authority Revenue PUT	5.000%	12/1/32	12,265	12,671

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Community Choice Financing Authority Revenue PUT	5.000%	8/1/33	9,430	10,109
	California Community Choice Financing Authority Revenue PUT	5.000%	5/1/35	4,470	4,613
	California Community Choice Financing Authority Revenue PUT	5.000%	11/1/35	7,205	7,650
	California Educational Facilities Authority Revenue	5.250%	10/1/34	1,000	1,061
	California GO	5.000%	10/1/26	1,000	1,030
	California GO	3.500%	8/1/27	1,515	1,542
	California GO	5.000%	10/1/27	1,000	1,054
	California GO	5.000%	8/1/28	1,000	1,072
	California GO	5.000%	8/1/28	1,710	1,833
	California GO	5.000%	10/1/28	1,000	1,075
	California GO	5.000%	9/1/29	455	466
	California GO	5.000%	9/1/30	5,000	5,550
	California GO	4.000%	8/1/31	1,675	1,687
	California GO	5.000%	8/1/31	1,000	1,124
	California GO	5.000%	8/1/31	1,500	1,686
	California GO	5.000%	4/1/32	2,500	2,679
	California GO	5.000%	8/1/32	1,635	1,849
	California GO	5.000%	10/1/32	20	20
	California GO	4.000%	9/1/33	2,000	2,007
	California GO	3.000%	10/1/34	2,725	2,620
	California GO	5.000%	3/1/35	1,960	2,107
	California GO	3.000%	10/1/35	1,815	1,714
	California GO	4.000%	3/1/36	980	985
	California GO	5.000%	4/1/36	5,000	5,262
	California GO	5.000%	8/1/39	1,250	1,366
	California GO	5.000%	9/1/39	1,250	1,361
	California GO	5.000%	9/1/41	1,000	1,075
	California GO	5.000%	9/1/43	2,500	2,642
	California GO	5.000%	9/1/43	3,455	3,661
	California GO	5.000%	3/1/44	1,000	1,059
	California GO	5.000%	8/1/44	1,000	1,056
	California GO	5.000%	9/1/44	2,045	2,155
	California GO Prere.	4.000%	3/1/30	20	21
	California GO Prere.	5.000%	3/1/30	40	44
	California Health Facilities Financing Authority Revenue PUT	5.000%	11/1/29	5,000	5,434
	California Health Facilities Financing Authority Revenue (Adventist Health System/West)	5.000%	12/1/28	1,000	1,055
	California Health Facilities Financing Authority Revenue (Adventist Health System/West)	5.000%	12/1/31	2,000	2,174
	California Health Facilities Financing Authority Revenue (Adventist Health System/West) PUT	5.000%	9/1/28	1,000	1,034
	California Health Facilities Financing Authority Revenue (Common Spirit Health)	4.000%	4/1/37	1,000	983
	California Health Facilities Financing Authority Revenue (Providence St. Joseph Health Obligated Group) PUT	5.000%	10/1/25	895	900
[7]	California Health Facilities Financing Authority Revenue (Providence St. Joseph Health) PUT	5.000%	10/1/30	1,415	1,514
[7]	California Health Facilities Financing Authority Revenue (Providence St. Joseph Health) PUT	5.000%	10/1/32	1,690	1,818
	California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/36	1,000	1,027
	California Housing Finance Agency Ltd. Multifamily Revenue	4.100%	9/1/40	1,000	971
	California Housing Finance Agency Ltd. Multifamily Revenue	4.100%	9/1/40	1,000	971
	California Housing Finance Agency Municipal Certificates Revenue	4.000%	3/20/33	3,151	3,155
	California Housing Finance Agency Municipal Certificates Revenue	4.250%	1/15/35	531	538
	California Housing Finance Agency Municipal Certificates Revenue	3.750%	3/25/35	2,469	2,460
	California Housing Finance Agency Municipal Certificates Revenue	3.500%	11/20/35	1,401	1,308
	California Housing Finance Agency Municipal Certificates Revenue	3.250%	8/20/36	3,112	2,900
	California Housing Finance Agency Municipal Certificates Revenue	4.375%	9/20/36	491	491
[12]	California Infrastructure & Economic Development Bank Revenue (Bay Area Toll Bridges Seismic Retrofit) Prere.	5.000%	1/1/28	500	529
	California Infrastructure & Economic Development Bank Revenue (Clinical & Life Sciences Building)	5.000%	5/15/38	1,305	1,444
	California Infrastructure & Economic Development Bank Revenue (County Museum of Art Project) PUT	1.200%	6/1/28	1,000	914
	California Infrastructure & Economic Development Bank Revenue (J. Paul Getty Trust) PUT	5.000%	10/1/26	6,560	6,718
	California Municipal Finance Authority Multifamily Tax-Exempt Bonds Revenue (Terry Manor Apartments)	4.200%	8/1/40	995	963
[6]	California Public Finance Authority Senior Living Revenue	6.200%	6/1/44	1,000	944
	California State Department of Water Resources Central Valley Project Revenue	5.000%	12/1/30	5,425	6,107
	California State Public Works Board Lease Revenue (May Lee State Office Complex)	5.000%	4/1/42	1,000	1,059
	California State Public Works Board Lease Revenue (Various Capital Projects)	5.000%	12/1/26	1,000	1,033
	California State Public Works Board Lease Revenue (Various Capital Projects)	5.000%	12/1/28	1,000	1,079
	California State Public Works Board Lease Revenue (Various Capital Projects)	5.000%	8/1/30	1,000	1,108
	California State Public Works Board Lease Revenue (Various Capital Projects)	5.000%	9/1/31	500	561
	California State Public Works Board Lease Revenue (Various Capital Projects)	5.000%	9/1/36	1,000	1,113

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Statewide Communities Development Authority Pollution Control Revenue (Southern Edison Co.)	1.750%	9/1/29	1,000	902
	California Statewide Communities Development Authority Pollution Control Revenue (Southern Edison Co.)	4.500%	11/1/33	500	511
[6]	California Statewide Communities Development Authority Revenue (Loma Linda University Medical Center)	5.000%	12/1/28	400	406
	Central CA Valley Energy Authority Commodity Supply Revenue PUT	5.000%	8/1/35	5,405	5,761
[3]	Chino CA Public Financing Authority Special Tax Revenue	5.000%	9/1/30	800	803
	Chino Valley Unified School District GO	0.000%	8/1/31	600	487
[6]	CSCDA Community Improvement Authority Revenue	2.650%	12/1/46	1,435	1,103
[6]	CSCDA Community Improvement Authority Revenue	2.450%	2/1/47	800	643
[6]	CSCDA Community Improvement Authority Revenue	3.500%	5/1/47	500	405
	East Bay CA Municipal Utility District Water System Revenue	5.000%	6/1/37	1,000	1,148
	Fairfield-Suisun CA Unified School District GO	0.000%	2/1/29	2,000	1,807
	Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue	6.200%	1/15/29	1,390	1,553
[11]	Golden State Tobacco Securitization Corp. California Revenue ETM	0.000%	6/1/27	2,070	1,968
	Inglewood CA Unified School District GO	5.000%	8/1/33	630	712
	Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/31	2,000	2,185
	Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/33	500	574
	Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/42	1,000	1,064
	Los Angeles CA Department of Water & Power Revenue	4.000%	7/1/27	110	112
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/27	615	637
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/27	55	56
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/27	375	388
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/27	45	47
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/27	50	52
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/27	115	119
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/27	155	161
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/27	60	62
	Los Angeles CA Department of Water & Power Revenue	4.000%	7/1/28	85	87
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/28	260	271
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/28	700	736
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/28	65	67
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/28	90	95
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/28	60	63
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/28	180	189
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/28	2,230	2,344
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/28	45	47
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/28	430	449
	Los Angeles CA Department of Water & Power Revenue	4.000%	7/1/29	300	307
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/29	670	713
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/29	125	129
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/29	500	521
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/29	55	58
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/29	305	322
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/29	280	296
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/29	70	72
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/29	45	48
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/29	30	32
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/29	40	43
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/29	80	85
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/29	395	421
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/29	165	176
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/29	265	282
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/30	735	763
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/30	155	163
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/30	405	436
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/30	1,120	1,207
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/30	250	263
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/30	165	179
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/30	85	88
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/30	135	145
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/31	50	54
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/31	65	68
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/31	195	204
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/31	1,515	1,646
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/31	855	884
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/31	265	290
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/31	10	11
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/31	60	66

Tax-Managed Balanced Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/31	115	125
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/31	1,500	1,630
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/31	2,600	2,825
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/32	265	278
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/32	155	162
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/32	30	32
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/32	75	77
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/32	70	73
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/32	140	155
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/32	240	265
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/32	450	491
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/32	1,610	1,758
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/32	1,885	2,080
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/32	1,040	1,135
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/33	1,440	1,465
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/33	250	254
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/33	30	33
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/33	95	106
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/33	320	355
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/33	195	212
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/33	30	33
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/33	130	143
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/33	85	93
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/33	230	252
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/33	2,040	2,239
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/34	760	784
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/34	120	124
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/34	35	39
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/34	80	83
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/34	1,000	1,081
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/34	55	60
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/34	65	71
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/34	940	1,035
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/34	2,190	2,439
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/35	1,330	1,364
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/35	95	98
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/35	155	169
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/35	160	176
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/35	145	154
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/35	45	48
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/35	175	189
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/36	1,000	1,003
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/36	1,695	1,733
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/36	100	107
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/36	1,000	1,064
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/36	300	323
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/36	30	32
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/36	170	179
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/36	50	54
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/36	300	324
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/36	1,000	1,090
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/37	1,000	1,008
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/37	1,145	1,166
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/37	270	283
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/37	25	27
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/37	40	43
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/37	305	327
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/37	55	59
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/37	80	84
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/37	120	126
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/37	240	255
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/37	505	538
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/37	95	101
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/38	500	504
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/38	2,550	2,584
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/38	120	125
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/38	105	110
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/38	440	463
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/38	170	179
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/38	175	186

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/38	160	168
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/38	60	64
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/39	405	418
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/39	1,220	1,270
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/39	270	283
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/39	550	581
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/39	110	115
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/39	85	89
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/39	115	121
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/39	245	258
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/39	55	58
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/40	330	340
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/40	25	26
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/40	160	165
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/40	120	126
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/41	325	334
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/41	10	10
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/41	1,000	1,041
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/41	1,000	1,043
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/41	10	10
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/41	50	52
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/41	535	560
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/41	70	72
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/42	20	21
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/42	1,000	1,001
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/42	80	83
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/42	40	42
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/42	20	21
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/42	195	202
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/43	1,000	1,032
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/43	165	170
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/43	60	62
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/43	70	72
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/43	295	306
[9]	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/43	345	359
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/44	1,150	1,189
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/46	1,540	1,561
	Los Angeles CA Unified School District GO	5.000%	7/1/30	1,600	1,775
	Los Angeles CA Unified School District GO	5.000%	7/1/31	2,000	2,248
	Los Angeles CA Unified School District GO	5.000%	7/1/32	1,500	1,704
	Los Angeles CA Unified School District GO	5.000%	7/1/33	2,000	2,291
	Los Angeles CA Unified School District GO	5.000%	7/1/34	1,000	1,149
	Los Angeles CA Wastewater System Revenue	5.000%	6/1/36	1,755	1,797
	Los Angeles CA Wastewater System Revenue	5.000%	6/1/37	1,595	1,796
	Los Angeles CA Wastewater System Revenue	5.000%	6/1/38	1,500	1,670
	Los Angeles CA Wastewater System Revenue	5.000%	6/1/43	1,000	1,020
	Los Angeles County CA Community Facilities District No. 2021-01	5.000%	9/1/42	2,100	2,131
[9]	Los Angeles County CA School District GO	5.000%	7/1/36	1,000	1,037
	Manteca CA Unified School District GO	5.000%	8/1/36	575	652
	Metropolitan Water District of Southern California Waterworks Revenue	5.000%	10/1/29	1,000	1,104
[7]	Metropolitan Water District of Southern California Waterworks Revenue	5.000%	4/1/38	1,000	1,127
	Milpitas CA Redevelopment Agency Successor Tax Allocation Refunding Bonds (Redevelopment Project Area No. 1 2015)	5.000%	9/1/31	1,130	1,133
	Mount Diablo CA Unified School District GO	5.000%	8/1/36	530	607
	Mount Diablo CA Unified School District GO	5.000%	8/1/37	585	663
	M-S-R CA Energy Authority Gas Revenue	6.500%	11/1/39	555	663
	Newport Mesa CA Unified School District GO	0.000%	8/1/30	630	543
	Northern California Energy Authority Commodity Supply Revenue PUT	5.000%	8/1/30	10,725	11,274
[7]	Oceanside CA Unified School District GO	5.000%	8/1/39	470	519
[7]	Oceanside CA Unified School District GO	5.000%	8/1/40	500	546
	Ontario CA Public Financing Authority Lease Revenue	5.000%	11/1/36	585	654
[3]	Palomar Pomerado Health California GO	0.000%	8/1/26	1,040	992
[3]	Palomar Pomerado Health California GO	0.000%	8/1/30	2,000	1,591
[3]	Palomar Pomerado Health California GO	0.000%	8/1/32	740	532
	Peralta CA Community College District Election GO	5.250%	8/1/42	1,000	1,072
	Peralta CA Community College District GO	5.000%	8/1/32	1,000	1,136
[3]	Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/31	1,370	1,400
	Regents of the University of California Medical Center Pooled Revenue	5.000%	5/15/37	2,000	2,165
	Regents of the University of California Medical Center Pooled Revenue	5.000%	5/15/39	2,000	2,124
	Riverside CA Electric Revenue	5.000%	10/1/32	1,830	1,968

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Riverside County CA Transportation Commission Toll Revenue	0.000%	6/1/30	2,415	2,018
[10]	Sacramento CA City Financing Authority Tax Allocation Revenue	0.000%	12/1/30	1,815	1,481
	San Diego CA Housing Authority Multi Family Housing Revenue (Sea Breeze Gardens)	4.200%	6/1/40	995	949
[3]	San Diego CA Unified School District GO	5.500%	7/1/27	520	552
	San Diego CA Unified School District GO	0.000%	7/1/28	220	202
	San Diego CA Unified School District GO	0.000%	7/1/30	250	214
	San Diego CA Unified School District GO	0.000%	7/1/44	1,000	428
	San Diego CA Unified School District GO ETM	0.000%	7/1/27	320	302
	San Diego CA Unified School District GO ETM	0.000%	7/1/27	80	75
	San Diego CA Unified School District GO ETM	0.000%	7/1/27	100	94
	San Diego CA Unified School District GO ETM	0.000%	7/1/28	70	64
	San Diego CA Unified School District GO ETM	0.000%	7/1/28	60	55
	San Diego CA Unified School District GO ETM	0.000%	7/1/28	150	137
	San Diego CA Unified School District GO ETM	0.000%	7/1/29	60	53
	San Diego CA Unified School District GO ETM	0.000%	7/1/29	200	177
	San Diego CA Unified School District GO ETM	0.000%	7/1/29	240	212
[7]	San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/37	800	897
[7]	San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/41	320	345
	San Francisco CA City & County COP	4.000%	4/1/33	1,000	1,001
	San Francisco CA City & County GO	5.000%	6/15/28	1,000	1,074
	San Francisco CA City & County International Airport Revenue	5.000%	5/1/43	1,000	1,044
	San Francisco CA City & County International Airport Revenue	5.000%	5/1/44	1,500	1,565
	San Francisco CA City & County Public Utilities Commission Wastewater Revenue PUT	4.000%	10/1/29	1,000	1,040
	San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/36	1,540	1,781
	San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/37	2,055	2,365
	San Francisco CA City & County Unified School District GO	5.000%	6/15/32	1,000	1,128
	San Joaquin Valley CA Clean Energy Authority Project Revenue PUT	5.500%	7/1/35	4,740	5,198
[11]	San Ramon CA Public Financing Authority Tax Allocation Revenue	0.000%	2/1/33	1,475	1,104
	Santa Clara CA Financing Authority Revenue	3.000%	5/1/39	1,155	991
	Santa Paula CA Special Tax Harvest Community Facilities Bonds	4.000%	9/1/42	600	536
	South San Francisco CA Unified School District GO	5.000%	9/1/33	1,150	1,337
	Southern California Public Power Authority Revenue (Apex Power Project)	5.000%	7/1/30	250	270
	Southern California Public Power Authority Revenue (Apex Power Project)	5.000%	7/1/33	275	305
	Southern California Public Power Authority Revenue (Canyon Power Project) PUT	3.700%	7/1/27	1,000	1,000
	Southern California Public Power Authority Revenue (Clean Energy Project) PUT	5.000%	9/1/30	7,725	8,124
	Southern California Public Power Authority Revenue (Windy Flats Project)	5.000%	7/1/29	45	48
	Southern California Public Power Authority Transmission System Renewal Project Revenue	5.000%	7/1/27	55	57
	Southern California Public Power Authority Transmission System Renewal Project Revenue	5.000%	7/1/29	65	69
	Southern California Public Power Authority Transmission System Renewal Project Revenue	5.000%	7/1/44	100	103
	State Center California Community College District GO	5.000%	8/1/29	1,000	1,002
[9]	Stockton CA Unified School District GO	5.000%	8/1/35	605	693
[10]	Union CA Elementary School District GO	0.000%	9/1/28	1,080	986
	University of California Revenue	5.000%	5/15/29	2,000	2,177
	University of California Revenue	5.000%	5/15/31	1,500	1,682
	University of California Revenue	4.000%	5/15/34	1,000	1,004
	University of California Revenue	5.000%	5/15/34	1,000	1,126
	University of California Revenue	4.000%	5/15/35	2,000	2,003
	University of California Revenue	5.000%	5/15/35	1,620	1,685
	University of California Revenue	5.000%	5/15/35	1,165	1,211
	University of California Revenue	5.000%	5/15/37	1,005	1,118
	University of California Revenue	5.000%	5/15/37	2,340	2,604
	University of California Revenue	5.000%	5/15/38	1,975	2,173
	University of California Revenue	5.000%	5/15/38	1,670	1,837
	University of California Revenue	5.000%	5/15/39	1,135	1,240
	University of California Revenue	4.000%	5/15/41	1,740	1,686
	University of California Revenue	4.000%	5/15/41	5,000	4,833
	University of California Revenue	5.000%	5/15/41	2,000	2,125
	University of California Revenue	5.000%	5/15/41	1,000	1,069
	University of California Revenue	5.000%	5/15/42	1,000	1,062
	University of California Revenue	5.000%	5/15/42	1,000	1,062
	University of California Revenue	5.000%	5/15/42	1,590	1,698
	University of California Revenue	5.000%	5/15/43	1,000	1,056
[3,12]	West Contra Costa CA Unified School District GO	0.000%	8/1/32	1,155	904
[10]	West Contra Costa CA Unified School District GO	0.000%	8/1/34	1,225	869
					443,736
Colorado (0.8%)
	Adams & Weld County CO School District No. 27J GO	5.000%	12/1/34	1,435	1,444
	Adams 12 Five Star Schools CO GO	5.000%	12/15/30	1,675	1,720
	Adams County CO COP	5.000%	12/1/31	650	654

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Arapahoe County CO School District No. 5 Cherry Creek GO	4.000%	12/15/37	2,000	1,979
	Arapahoe County CO School District No. 5 Cherry Creek GO	5.250%	12/15/41	525	573
	Arapahoe County CO School District No. 5 Cherry Creek GO	5.250%	12/15/42	1,575	1,703
	Arapahoe County CO School District No. 6 Littleton GO	5.500%	12/1/43	1,000	1,041
	Aurora CO Water Revenue Prere.	5.000%	8/1/26	1,645	1,686
[3]	Baseline Metropolitan District No. 1 GO	5.000%	12/1/33	1,000	1,083
	Board of Governors of the Colorado State University System Enterprise Revenue	5.000%	3/1/36	410	455
	Board of Governors of the Colorado State University System Enterprise Revenue	5.000%	3/1/43	1,500	1,584
	Broomfield CO Water Activity Enterprise Revenue	4.000%	12/1/43	1,000	919
[9]	Canyons Metropolitan District No. 5 CO Ltd. Tax GO	5.000%	12/1/33	250	273
	Colorado Building Excellent Schools COP	5.000%	3/15/32	1,000	1,047
	Colorado COP	4.000%	12/15/33	1,235	1,252
	Colorado COP	4.000%	12/15/34	1,800	1,815
	Colorado COP	6.000%	12/15/36	1,000	1,158
	Colorado Educational & Cultural Facilities Authority Revenue (Aspen View Academy Project)	4.000%	5/1/36	175	166
	Colorado Educational & Cultural Facilities Authority Revenue (University of Denver)	4.000%	3/1/30	500	505
	Colorado Health Facilities Authority Hospital Revenue PUT	5.000%	11/15/28	1,000	1,059
	Colorado Health Facilities Authority Hospital Revenue (Adventhealth Obligated Group)	5.000%	11/15/39	1,000	1,066
	Colorado Health Facilities Authority Hospital Revenue (Adventhealth Obligated Group) PUT	5.000%	11/15/30	1,075	1,166
	Colorado Health Facilities Authority Hospital Revenue (Adventhealth Obligated Group) PUT	5.000%	11/15/33	1,000	1,098
	Colorado Health Facilities Authority Hospital Revenue (Adventist Health System/West Obligated Group)	5.000%	11/15/37	1,000	1,049
	Colorado Health Facilities Authority Hospital Revenue (Adventist Health System/West Obligated Group)	4.000%	11/15/38	1,000	976
	Colorado Health Facilities Authority Hospital Revenue (Frasier Project)	4.000%	5/15/36	1,515	1,441
	Colorado Health Facilities Authority Revenue	4.000%	1/1/35	1,000	1,002
	Colorado Health Facilities Authority Revenue	5.125%	12/1/45	1,000	1,003
	Colorado Health Facilities Authority Revenue Prere.	5.000%	11/19/26	95	98
	Colorado Health Facilities Authority Revenue PUT	5.000%	11/19/26	935	957
	Colorado Health Facilities Authority Revenue (CommonSpirit Health)	5.000%	12/1/39	1,000	1,045
	Colorado Health Facilities Authority Revenue (CommonSpirit Health)	4.000%	8/1/44	1,000	868
	Colorado Health Facilities Authority Revenue (Intermountain Health)	5.000%	5/15/33	1,000	1,105
	Colorado Health Facilities Authority Revenue (Intermountain Healthcare) PUT	5.000%	8/17/26	1,500	1,531
	Colorado Health Facilities Authority Revenue (Intermountain Healthcare) PUT	5.000%	8/15/28	1,170	1,236
	Colorado Health Facilities Authority Revenue (NCMC Inc.) Prere.	4.000%	5/15/26	1,500	1,512
	Colorado Higher Education Health Sciences Facilities COP	5.000%	11/1/35	555	623
	Colorado Housing & Finance Authority Revenue (Single Family Mortgage)	3.000%	5/1/50	1,075	1,062
	Colorado School of Mines Institutional Enterprise Revenue	5.000%	12/1/42	4,000	4,154
[3]	Colorado Science & Technology Park Metropolitan District No. 1 Special Revenue	5.000%	12/1/33	1,000	1,075
[3]	Colorado Science & Technology Park Metropolitan District No. 1 Special Revenue	5.000%	12/1/34	750	801
	Denver CO City & County Airport Revenue	5.000%	12/1/26	775	799
	Denver CO City & County Airport Revenue	4.000%	12/1/38	400	390
	Denver CO City & County Airport Revenue	5.000%	11/15/40	575	607
	Denver CO City & County Board Water Commissioners Water Revenue	5.000%	9/15/41	1,115	1,194
	Denver CO City & County COP	5.000%	6/1/37	1,685	1,705
	Denver CO City & County Dedicated Tax Revenue	0.000%	8/1/29	500	429
	Denver CO City & County Dedicated Tax Revenue	4.000%	8/1/43	1,000	917
	Denver CO City & County School District No. 1 GO	4.000%	12/1/31	1,000	1,002
	Denver CO City & County School District No. 1 GO	5.000%	12/1/33	5,000	5,111
	Denver CO City & County School District No. 1 GO	5.000%	12/1/34	1,125	1,292
	Denver CO City & County School District No. 1 GO	5.000%	12/1/36	2,000	2,033
	Denver CO City & County School District No. 1 GO	5.250%	12/1/42	3,000	3,244
[10]	E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/29	2,000	1,762
[10]	E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/32	1,000	785
	E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/40	1,000	504
	E-470 Public Highway Authority Colorado Revenue	5.000%	9/1/40	500	529
	Garfield, Pitkin, & Eagle County CO School District GO Prere.	4.000%	12/15/25	1,000	1,005
	Jefferson County CO School District No. R-1 GO	5.000%	12/15/36	3,395	3,526
[3]	Midcities Metropolitan District No. 2 Revenue Refunding Bonds	4.000%	12/1/46	790	697
	Public Authority for Colorado Energy Natural Gas Revenue	6.500%	11/15/38	2,240	2,633
	Regional Transportation District of Colorado Private Activity Revenue	4.000%	7/15/39	1,325	1,254
	Sterling Ranch CO Community Authority Board Supported Revenue	6.500%	12/1/42	1,000	1,038
	Sterling Ranch Community Authority Board CO Supported Revenue	3.750%	12/1/40	500	430
	University of Colorado Enterprise System Revenue PUT	2.000%	10/15/25	500	497
	Weld County CO School District No. RE 002 GO	5.000%	12/1/36	2,325	2,448
					82,815
Connecticut (0.5%)
	Connecticut GO	5.000%	2/15/27	1,000	1,037
	Connecticut GO	5.000%	4/15/28	1,000	1,063

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Connecticut GO	5.000%	11/15/31	865	969
	Connecticut GO	5.000%	11/15/32	1,705	1,926
	Connecticut GO	3.000%	1/15/33	270	259
	Connecticut GO	5.000%	11/15/33	1,500	1,705
	Connecticut GO	5.000%	11/15/34	1,500	1,710
	Connecticut GO	3.000%	1/15/38	2,345	2,015
	Connecticut GO	5.000%	1/15/39	2,800	3,029
	Connecticut GO	5.000%	4/15/39	1,650	1,706
	Connecticut GO	4.000%	6/15/39	300	295
	Connecticut Health & Educational Facilities Authority Revenue (Covenant Retirement Communities)	5.000%	12/1/31	1,000	1,031
	Connecticut Health & Educational Facilities Authority Revenue (Nuvance Health)	5.000%	7/1/29	1,255	1,323
	Connecticut Health & Educational Facilities Authority Revenue (Nuvance Health)	5.000%	7/1/32	1,600	1,669
	Connecticut Health & Educational Facilities Authority Revenue (Stamford Hospital)	4.000%	7/1/35	650	649
	Connecticut Health & Educational Facilities Authority Revenue (Stamford Hospital)	4.000%	7/1/36	800	788
	Connecticut Health & Educational Facilities Authority Revenue (University of Hartford)	5.000%	7/1/31	575	578
	Connecticut Health & Educational Facilities Authority Revenue (Yale New Haven)	5.000%	7/1/32	1,000	1,115
	Connecticut Health & Educational Facilities Authority Revenue (Yale New Haven) PUT	5.000%	7/1/29	1,000	1,066
	Connecticut Health & Educational Facilities Authority Revenue (Yale University)	5.000%	7/1/35	2,000	2,293
	Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	2.000%	7/1/26	500	492
	Connecticut Housing Finance Authority Revenue	6.000%	11/15/54	980	1,075
	Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	1/1/28	1,805	1,908
	Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	7/1/29	1,500	1,629
	Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	10/1/34	1,000	1,049
	Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	5/1/35	1,000	1,070
	Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	7/1/35	1,000	1,134
	Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	7/1/38	1,000	1,086
	Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	7/1/41	2,000	2,098
	Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	7/1/42	3,205	3,380
	Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	7/1/43	2,000	2,100
	Connecticut Transmission Municipal Electric Energy Cooperative Revenue	5.000%	1/1/38	680	721
[6]	Harbor Point CT Infrastructure Improvement District SO Revenue	5.000%	4/1/30	1,000	1,012
[6]	New Canaan CT Housing Authority Multifamily Housing Revenue	6.000%	6/1/35	1,000	994
[9]	New Haven Connecticut GO	5.000%	8/1/28	500	532
[9]	New Haven Connecticut GO	5.000%	8/1/37	1,000	1,073
	Norwalk CT Housing Authority Multifamily Revenue (Monterey Village Apartments)	4.400%	9/1/42	1,000	968
	Stamford CT Housing Authority Revenue (Mozaic Concierge Living Project)	4.750%	10/1/32	560	567
	Stamford CT Housing Authority Revenue (Mozaic Concierge Living Project)	6.000%	10/1/40	200	203
	University of Connecticut Revenue	5.000%	2/15/27	635	636
	University of Connecticut Revenue	5.000%	11/1/27	1,000	1,054
					51,007
Delaware (0.1%)
[6]	Affordable Housing Opportunities Trust Revenue	3.528%	5/1/39	2,460	1,971
	Delaware GO	5.000%	5/1/28	2,000	2,134
	Delaware GO	4.000%	5/1/42	2,500	2,394
	Delaware Health Facilities Authority Revenue (Beebe Medical Center Project)	5.000%	6/1/30	600	619
	Delaware Health Facilities Authority Revenue (Christiana Care Health System)	5.000%	10/1/37	1,000	1,040
	Delaware River & Bay Authority Delaware Revenue	3.000%	1/1/38	1,495	1,282
	Delaware State Economic Development Authority Revenue (Delmarva Power & Light Co. Project)	3.600%	1/1/31	500	509
	Delaware State Economic Development Authority Revenue (NRG Energy Projects) PUT	1.250%	10/1/25	650	644
	University of Delaware Bonds Revenue	5.000%	11/1/40	500	551
					11,144
District of Columbia (0.4%)
	District of Columbia GO	5.000%	6/1/27	1,000	1,044
	District of Columbia GO	5.000%	12/1/31	2,180	2,446
	District of Columbia GO	5.000%	1/1/39	1,000	1,068
	District of Columbia GO	5.000%	8/1/44	1,145	1,188
	District of Columbia GO	5.000%	8/1/45	4,500	4,648
	District of Columbia Hospital Revenue (Children's Hospital Obligated Group)	5.000%	7/15/35	1,000	1,004
	District of Columbia Housing Finance Agency Multifamily Revenue	4.800%	6/1/45	260	257
	District of Columbia Income Tax Revenue (Tax-Exempt)	5.000%	10/1/30	1,355	1,499
	District of Columbia Income Tax Revenue (Tax-Exempt)	5.000%	10/1/36	1,000	1,109
	District of Columbia Income Tax Revenue (Tax-Exempt)	5.000%	6/1/38	1,810	1,984
	District of Columbia Income Tax Revenue (Tax-Exempt)	5.000%	5/1/39	1,000	1,069
	District of Columbia Income Tax Revenue (Tax-Exempt)	4.000%	5/1/40	1,760	1,667
	District of Columbia Income Tax Revenue (Tax-Exempt)	5.000%	7/1/40	3,000	3,159
	District of Columbia Income Tax Revenue (Tax-Exempt)	5.000%	3/1/44	3,000	3,037
	District of Columbia Revenue Bonds (Gallaudet University Project)	3.000%	4/1/39	1,460	1,187

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	District of Columbia Revenue Bonds (Latin American Montessori Bilingual Public Charter School)	5.000%	6/1/40	1,000	951
[3]	Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue (Capital Appreciation Bonds)	0.000%	10/1/36	525	329
	Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue (Dulles Metrorail & Capital Improvement Projects)	5.000%	10/1/33	2,240	2,356
	Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue (Dulles Metrorail & Capital Improvement Projects)	0.000%	10/1/37	1,300	726
[9]	Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue (Dulles Metrorail & Capital Improvement Projects)	0.000%	10/1/37	1,915	1,129
[9]	Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue (Dulles Metrorail & Capital Improvement Projects)	0.000%	10/1/37	1,000	563
	Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue (Dulles Metrorail & Capital Improvement Projects)	4.000%	10/1/39	1,000	950
[3]	Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue (Dulles Metrorail & Capital Improvement Projects)	0.000%	10/1/40	500	243
	Washington Convention & Sports Authority Revenue	5.000%	10/1/26	1,090	1,118
	Washington DC Convention & Sports Authority Dedicated Tax Revenue	4.000%	10/1/34	1,115	1,127
	Washington DC Metropolitan Area Transit Authority Dedicated Revenue	5.000%	7/15/27	100	105
	Washington DC Metropolitan Area Transit Authority Dedicated Revenue	5.000%	7/15/28	100	107
	Washington DC Metropolitan Area Transit Authority Dedicated Revenue	5.000%	7/15/39	685	731
	Washington DC Metropolitan Area Transit Authority Dedicated Revenue	5.000%	7/15/41	805	843
					37,644
Florida (2.2%)
	Alachua County FL Health Facilities Authority Revenue (Oak Hammock)	4.000%	10/1/31	305	305
	Alachua County FL Health Facilities Authority Revenue (Oak Hammock)	4.000%	10/1/31	615	614
[3]	Bay County FL School Board COP	4.000%	7/1/38	1,285	1,250
	Bay County FL School Board COP	5.500%	7/1/41	1,450	1,534
	Brevard County FL Health Facilities Authority Revenue (Health First Obligated Group)	5.000%	4/1/31	1,415	1,551
	Brevard County FL Health Facilities Authority Revenue (Health First Obligated Group)	5.000%	4/1/40	1,000	1,032
	Broward County FL Convention Center Hotel First Tier Revenue	5.000%	1/1/38	3,460	3,664
	Broward County FL School COP	5.000%	7/1/36	1,000	1,088
	Broward County FL Water & Sewer Utility Revenue	5.000%	10/1/39	1,000	1,038
	Capital Projects Finance Authority FL Student Housing Revenue (Projects Loan Program)	5.000%	10/1/30	500	529
	Capital Projects Finance Authority FL Student Housing Revenue (Projects Loan Program)	5.000%	10/1/33	540	562
[6]	Capital Trust Agency Florida Educational Facilities Revenue (Academir Charter Schools Project)	2.500%	7/1/31	495	444
	Capital Trust Agency Florida Educational Facilities Revenue (Advantage Academy of Hillsborough Projects)	5.000%	12/15/29	400	402
[3]	Central FL Expressway Authority Revenue	2.500%	7/1/40	1,000	722
	Central FL Expressway Authority Revenue Prere.	4.000%	7/1/26	1,015	1,028
[3]	Central Florida Expressway Authority Revenue	5.000%	7/1/32	1,000	1,125
[3]	Central Florida Expressway Authority Revenue	5.000%	7/1/33	1,000	1,129
[3]	Central Florida Expressway Authority Revenue	5.000%	7/1/34	1,000	1,133
	Davie FL Educational Facilities Revenue	5.000%	4/1/38	1,000	1,018
	Doral FL Parks & Recreation Projects GO	4.000%	7/1/37	1,585	1,583
	Duval County FL School Board COP	5.000%	7/1/32	1,250	1,250
	East Central FL Regional Wastewater Treatment Facilities Operation Board Revenue	5.000%	10/1/34	925	956
	East Central FL Regional Wastewater Treatment Facilities Operation Board Revenue	5.000%	10/1/35	1,075	1,107
	Escambia County FL Health Facilities Authority Revenue (Baptist Health Care Corp. Obligated Group)	5.000%	8/15/34	1,980	2,066
	Escambia County FL Health Facilities Authority Revenue (Baptist Health Care Corp. Obligated Group)	5.000%	8/15/39	1,525	1,553
[6]	Florida Development Finance Corp. Educational Facilities Revenue (Cornerstone Classical Academy Inc. Project)	5.250%	6/1/44	155	147
[6]	Florida Development Finance Corp. Educational Facilities Revenue (Global Outreach Charter Academy Projects)	4.000%	6/30/29	410	385
	Florida Development Finance Corp. Educational Facilities Revenue (Mater Academy Projects)	5.000%	6/15/29	400	411
	Florida Development Finance Corp. Educational Facilities Revenue (Mater Academy Projects)	5.000%	6/15/30	850	871
	Florida Development Finance Corp. Educational Facilities Revenue (River City Science Academy Projects)	4.000%	7/1/30	435	438
	Florida Development Finance Corp. Healthcare Facilities Revenue (Tampa General Hospital Project)	5.000%	8/1/39	2,500	2,583
	Florida Development Finance Corp. Healthcare Facilities Revenue (UF Health Jacksonville Project)	5.000%	2/1/36	1,105	1,142
	Florida Gulf Coast University Financing Corp. Capital Improvement Revenue	4.000%	2/1/38	770	749
	Florida Insurance Assistance Interlocal Agency Assessment Revenue	5.000%	9/1/27	1,000	1,023
	Florida Insurance Assistance Interlocal Agency Assessment Revenue	5.000%	9/1/28	1,125	1,151
	Florida Mid-Bay Bridge Authority Revenue	5.000%	10/1/35	2,500	2,511
	Florida Municipal Power Agency Revenue	4.000%	10/1/30	2,775	2,828
	Florida Municipal Power Agency Revenue	3.000%	10/1/33	1,000	940

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Florida State Department of Transportation Right of Way Acquisition GO	5.000%	7/1/26	5,000	5,118
	Florida State Department of Transportation Turnpike Authority Revenue	5.000%	7/1/30	5,500	6,079
	Florida State Department of Transportation Turnpike Authority Revenue	4.000%	7/1/41	2,000	1,944
	Florida State Turnpike Authority Revenue	4.000%	7/1/34	1,000	1,000
	Florida State Turnpike Authority Revenue	4.000%	7/1/34	1,385	1,394
	Florida State Turnpike Authority Revenue	3.000%	7/1/35	150	138
	Florida State Turnpike Authority Revenue	4.000%	7/1/44	1,465	1,349
	Fort Lauderdale FL Water & Sewer Revenue (Enabling Works Project)	5.000%	9/1/40	1,900	2,030
	Halifax Hospital Medical Center FL Hospital Revenue	3.750%	6/1/41	210	177
	Hillsborough County FL Industrial Development Authority Health System Revenue (Baycare Health System)	5.000%	11/15/29	1,545	1,678
	Hillsborough County FL Industrial Development Authority Health System Revenue (Baycare Health System)	5.000%	11/15/34	1,610	1,801
	Hillsborough County FL Industrial Development Authority Health System Revenue (Baycare Health System)	5.000%	11/15/43	1,860	1,929
	Hillsborough County FL Industrial Development Authority Hospital Revenue (Tampa General Hospital Projects)	3.600%	10/1/28	500	500
	Jacksonville FL Electric Authority Water & Sewer Revenue	5.000%	10/1/27	1,905	2,001
	Jacksonville FL Electric Authority Water & Sewer Revenue	5.000%	10/1/27	1,465	1,539
	Jacksonville FL Health Care Facilities Revenue (Baptist Health System Obligated Group)	4.000%	8/15/37	1,250	1,201
	Jacksonville FL Health Care Facilities Revenue (Brooks Rehabilitation)	5.000%	11/1/30	1,085	1,124
	Jacksonville FL Special Revenue	5.000%	10/1/27	1,500	1,576
	Jacksonville FL Special Revenue	5.000%	10/1/38	1,410	1,472
	JEA FL Electric System Revenue	4.000%	10/1/36	300	297
	JEA FL Water & Sewer System Revenue	5.000%	10/1/43	1,000	1,038
	Key West FL Utility Board Electricity Revenue	5.000%	10/1/37	1,030	1,071
	Kissimmee FL Capital Improvement Revenue	5.000%	10/1/43	1,565	1,629
	Lakeland FL Capital Improvement Revenue	5.000%	10/1/37	1,185	1,299
	Lakeland FL Hospital Revenue (Lakeland Regional Health Systems)	5.000%	11/15/26	1,475	1,515
	Lakeland FL Hospital Revenue (Lakeland Regional Health Systems)	5.000%	11/15/42	1,525	1,556
	Lee County FL Housing Finance Authority Multifamily Revenue	4.550%	1/1/40	992	1,015
	Lee County FL Industrial Development Authority Healthcare Facilities Revenue	4.000%	11/15/30	465	471
	Lee County FL Industrial Development Authority Healthcare Facilities Revenue	5.000%	11/15/44	1,375	1,362
	Lee County FL Industrial Development Authority Hospital Revenue	5.000%	4/1/36	1,750	1,806
[4]	Lee County FL Industrial Development Authority Hospital Revenue, SOFR + 0.850%	5.000%	4/1/39	1,655	1,681
[3]	Marion County FL School Board COP	5.000%	6/1/36	5,000	5,485
[3]	Marion County FL School Board COP	5.250%	6/1/44	3,000	3,133
	Miami Beach FL Health Facilities Authority Revenue (Mount Sinai Medical Center)	5.000%	11/15/27	1,000	1,001
	Miami Beach FL Resort Tax Revenue	5.000%	9/1/34	1,020	1,023
	Miami FL SO Non-AD Valorem Revenue (New Administrative Building)	5.000%	3/1/39	3,500	3,716
[3,6]	Miami FL SO Street & Sidewalk Improvement Program Revenue	5.000%	1/1/30	1,325	1,389
[3,6]	Miami FL SO Street & Sidewalk Improvement Program Revenue	5.000%	1/1/35	1,000	1,032
	Miami-Dade County FL Aviation Revenue	5.000%	10/1/29	475	517
	Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/33	1,850	1,882
	Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/34	1,000	1,015
	Miami-Dade County FL Aviation Revenue (Miami International Airport)	4.000%	10/1/36	1,000	999
	Miami-Dade County FL Building Better Communities GO	5.000%	7/1/36	1,160	1,174
	Miami-Dade County FL Educational Facilities Authority Revenue (University of Miami Issue)	5.000%	4/1/33	1,000	1,114
	Miami-Dade County FL Educational Facilities Authority Revenue (University of Miami Issue)	5.000%	4/1/34	1,440	1,608
	Miami-Dade County FL Educational Facilities Authority Revenue (University of Miami Issue)	5.000%	4/1/35	1,500	1,671
	Miami-Dade County FL Educational Facilities Authority Revenue (University of Miami Issue)	5.250%	4/1/41	1,500	1,583
	Miami-Dade County FL Educational Facilities Authority Revenue (University of Miami Issue)	5.250%	4/1/44	1,500	1,548
	Miami-Dade County FL Educational Facilities Authority Revenue (University of Miami Issue)	5.000%	4/1/45	1,000	1,008
	Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/25	830	830
	Miami-Dade County FL GO	5.000%	7/1/30	2,000	2,003
	Miami-Dade County FL Health Facilities Authority Hospital Revenue (Niklaus Children's Hospital Project)	4.000%	8/1/33	1,290	1,311
	Miami-Dade County FL Housing Finance Authority Multifamily Revenue PUT	3.400%	1/1/28	450	451
	Miami-Dade County FL Multi-Family Housing Revenue PUT	5.000%	9/1/25	1,500	1,504
[3]	Miami-Dade County FL Professional Sports Franchise Facilities TAX Revenue	0.000%	10/1/45	4,000	1,465
	Miami-Dade County FL Public Facilities Revenue	5.000%	6/1/30	1,000	1,033
	Miami-Dade County FL School Board COP	5.000%	2/1/26	3,035	3,068
	Miami-Dade County FL Seaport Revenue	4.000%	10/1/39	395	387
	Miami-Dade County FL Seaport Revenue	4.000%	10/1/40	1,605	1,554
	Miami-Dade County FL SO Revenue	0.000%	10/1/34	1,000	713
	Miami-Dade County FL SO Revenue	5.000%	4/1/37	1,255	1,316
	Miami-Dade County FL SO Revenue	0.000%	10/1/38	2,265	1,302
	Miami-Dade County FL SO Revenue	0.000%	10/1/39	1,750	950
	Miami-Dade County FL SO Revenue	4.000%	4/1/42	1,000	914
	Miami-Dade County FL SO Revenue	5.000%	4/1/43	3,855	3,986

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Miami-Dade County FL Transit System Sales Surtax Revenue	4.000%	7/1/31	1,400	1,408
	Miami-Dade County FL Transit System Sales Surtax Revenue	4.000%	7/1/38	2,155	2,049
	North Brevard County FL Hospital District Revenue	5.000%	1/1/34	1,000	1,018
	North Miami Beach FL Bonds GO	5.000%	11/1/42	1,265	1,309
	North Sumter County FL Utility Dependent District Solid Waste Revenue	4.000%	10/1/33	1,965	2,025
	North Sumter County FL Utility Dependent District Utility Revenue	4.000%	10/1/35	2,125	2,147
	North Sumter County FL Utility Dependent District Utility Revenue	5.000%	10/1/37	2,505	2,634
	North Sumter County FL Utility Dependent District Utility Revenue	5.000%	10/1/43	1,000	1,015
	Okaloosa County FL School Board COP	5.000%	10/1/26	785	807
	Orange County FL Health Facilities Authority Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/30	1,510	1,536
	Orange County FL Health Facilities Authority Revenue (Orlando Health Obligated Group)	5.000%	10/1/46	1,165	1,179
	Orange County FL Housing Finance Authority Multifamily Revenue PUT	3.350%	7/1/28	1,470	1,472
	Orange County FL Water & Wastewater Utility Revenue	5.000%	10/1/26	1,400	1,441
	Orange County FL Water & Wastewater Utility Revenue	5.000%	10/1/36	750	811
	Orlando FL Utilities Commission System Revenue	5.000%	10/1/28	1,100	1,179
	Orlando FL Utilities Commission System Revenue	5.000%	10/1/43	1,000	1,049
	Orlando FL Utilities Commission System Revenue PUT	1.250%	10/1/28	1,335	1,197
	Osceola County FL Transportation Revenue	5.000%	10/1/28	500	522
	Osceola County FL Transportation Revenue	0.000%	10/1/34	2,000	1,355
	Palm Beach County FL Educational Facilities Authority Revenue (Atlantic University Inc.)	5.000%	10/1/43	500	483
	Palm Beach County FL Health Facilities Authority Hospital Revenue (Jupiter Medical Center Project)	5.000%	11/1/33	360	382
	Palm Beach County FL School Board COP	5.000%	8/1/29	1,540	1,542
	Palm Beach County FL School Board COP	5.000%	8/1/32	1,500	1,502
	Palm Beach County Health Facilities Authority Revenue (Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion)	4.000%	6/1/36	260	247
	Parrish Lakes FL Community Development District Revenue	5.000%	5/1/31	165	166
[6]	Pasco County FL Revenue	5.000%	7/1/30	2,500	2,700
[3]	Pasco County FL Revenue	5.500%	9/1/41	2,500	2,655
	Reedy Creek FL Improvement District GO	4.000%	6/1/34	1,190	1,193
	Reedy Creek FL Improvement District GO	4.000%	6/1/35	1,000	1,000
	Sarasota County FL Utility System Revenue	5.250%	10/1/42	1,685	1,790
	South Broward FL Hospital District Revenue	4.000%	5/1/33	1,020	1,024
	South Broward FL Hospital District Revenue	3.000%	5/1/40	1,960	1,662
	South FL Water Management District COP	5.000%	10/1/32	5,190	5,250
	South Miami FL Health Facilities Authority Hospital Revenue (Baptist Health South Florida Obligated Group)	5.000%	8/15/30	500	518
	South Miami FL Health Facilities Authority Hospital Revenue (Baptist Health South Florida Obligated Group)	4.000%	8/15/33	1,180	1,185
	South Miami FL Health Facilities Authority Hospital Revenue (Baptist Health South Florida Obligated Group)	4.000%	8/15/42	2,500	2,233
	St. Johns County FL Industrial Development Authority Revenue (Vicars Landing Project)	4.000%	12/15/36	1,000	892
[3]	St. Johns County FL School Board COP	5.000%	7/1/41	1,810	1,882
[7]	Tallahassee FL Energy System Revenue	5.000%	10/1/32	5,000	5,654
[7]	Tallahassee FL Energy System Revenue	5.000%	10/1/37	1,000	1,109
	Tampa Bay FL Water Regional Supply Authority Utility System Revenue	5.000%	10/1/44	1,745	1,822
	Tampa Bay FL Water Utility System Revenue	5.000%	10/1/37	2,040	2,089
	Tampa FL Non-AD Valorem Improvement Revenue (Sustainable Bonds)	3.000%	10/1/35	2,000	1,854
[7]	Tampa FL Non-AD Valorem Revenue	5.000%	10/1/36	1,000	1,117
[7]	Tampa FL Non-AD Valorem Revenue	5.000%	10/1/37	2,215	2,449
[7]	Tampa FL Non-AD Valorem Revenue	5.000%	10/1/41	2,105	2,241
[7]	Tampa FL Non-AD Valorem Revenue	5.000%	10/1/42	2,475	2,612
[7]	Tampa FL Non-AD Valorem Revenue	5.000%	10/1/43	2,660	2,787
	Tampa FL Water & Wastewater System Revenue	5.000%	10/1/40	1,625	1,755
	Tampa-Hillsborough County FL Expressway Authority Revenue	5.000%	7/1/30	200	212
	Tampa-Hillsborough County FL Expressway Authority Revenue	5.000%	7/1/31	250	264
	Tohopekaliga FL Water Authority Utility System Revenue	4.000%	10/1/32	1,000	1,005
	Village Community FL Development District No. 13 Florida Special Assessment Revenue	2.850%	5/1/36	855	719
[6]	Village Community FL Development District No. 15 Florida Special Assessment Revenue	4.000%	5/1/34	1,000	980
[6]	Village Community FL Development District No. 15 Florida Special Assessment Revenue	4.850%	5/1/38	500	504
	Volusia County FL Educational Facilities Authority Revenue (Embry-Riddle Aeronautical University Inc.)	5.000%	10/15/29	860	897
					230,866
Georgia (1.8%)
	Albany-Dougherty County GA Hospital Authority Revenue	5.000%	9/1/39	1,500	1,563
	Athens-Clarke County GA Unified Government Water & Sewerage Revenue	4.000%	1/1/32	1,000	1,000
	Atlanta GA Airport Passenger Facility Charge Subordinate Lien General Revenue	5.000%	7/1/40	1,500	1,586
	Atlanta GA Airport Revenue	5.000%	7/1/40	1,015	1,084
	Atlanta GA GO	5.000%	12/1/40	5,500	5,887
[9]	Atlanta GA Water & Wastewater Revenue	5.000%	11/1/33	1,000	1,137

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Atlanta GA Water & Wastewater Revenue Prere.	5.000%	11/1/27	1,320	1,392
	Burke County GA Development Authority Pollution Control Revenue Bonds (Georgia Power Co. Plant Vogtle Project) PUT	3.875%	3/6/26	215	216
	Burke County GA Development Authority Pollution Control Revenue Bonds (Georgia Power Co. Plant Vogtle Project) PUT	3.375%	3/12/27	500	499
	Burke County GA Development Authority Pollution Control Revenue Bonds (Georgia Power Co. Plant Vogtle Project) PUT	3.300%	8/21/29	415	412
	Burke County GA Development Authority Pollution Control Revenue Bonds (Oglethorpe Power Corp. Vogtle Project) PUT	3.600%	2/1/30	1,235	1,243
[6]	Cobb County GA Development Authority Educational Facilities Revenue (Bethel Christian Academy Project)	6.000%	6/1/45	535	539
	Cobb County GA Kennestone Hospital Authority Revenue	5.000%	4/1/42	1,000	1,024
	Coweta County GA Development Authority Revenue (Piedmont Healthcare Inc. Project)	5.000%	7/1/36	1,060	1,107
	Dahlonega GA Downtown Development Authority Revenue (North Georgia MAC LLC Project)	5.000%	7/1/31	810	836
	Dalton GA Utilities Revenue	4.000%	3/1/37	1,450	1,430
	DeKalb County GA Housing Authority Multi Family Revenue (Avenues of North Decatur)	4.125%	12/1/34	575	560
	DeKalb County GA Housing Authority Multi Family Revenue (Kensington Station Project)	4.000%	12/1/33	815	815
	DeKalb County GA Housing Authority Multi Family Revenue (Montreal Project)	4.000%	3/1/34	2,000	1,958
	DeKalb County GA Housing Authority Multi Family Revenue (Park 500 Project)	4.000%	3/1/34	2,000	1,966
	Fayette County GA Development Authority Revenue	5.000%	10/1/32	750	814
	Fayette County GA Development Authority Revenue	5.000%	10/1/39	1,000	1,045
	Fulton County GA Development Authority Revenue (Children's Healthcare of Atlanta Obligated Group)	5.000%	7/1/38	1,500	1,562
[6]	Fulton County GA Residential Care Facilities for the Elderly Authority Revenue (Canterbury Court Project)	4.000%	4/1/41	1,050	912
	Gainesville & Hall County GA Hospital Authority Revenue (Northeast Georgia Health System Inc. Project)	5.000%	10/15/30	1,000	1,091
	Georgia GO	5.000%	2/1/26	4,280	4,337
	Georgia GO	5.000%	7/1/26	1,340	1,372
	Georgia GO	5.000%	7/1/28	5,000	5,354
	Georgia GO	3.000%	2/1/34	2,500	2,391
	Griffin-Spalding County GA Hospital Authority Revenue (WellStar Health System Obligated Group)	5.000%	4/1/31	350	360
	Griffin-Spalding County GA Hospital Authority Revenue (WellStar Health System Obligated Group)	5.000%	4/1/33	1,575	1,613
	Jackson County GA School District GO	5.000%	3/1/37	1,885	2,098
	Main Street Natural Gas Inc. GA Gas Supply Revenue	5.000%	3/1/29	175	184
	Main Street Natural Gas Inc. GA Gas Supply Revenue	5.000%	5/15/36	250	262
	Main Street Natural Gas Inc. GA Gas Supply Revenue PUT	4.000%	12/1/29	6,440	6,470
	Main Street Natural Gas Inc. GA Gas Supply Revenue PUT	5.000%	3/1/30	12,740	13,423
	Main Street Natural Gas Inc. GA Gas Supply Revenue PUT	5.000%	6/1/30	4,745	4,974
	Main Street Natural Gas Inc. GA Gas Supply Revenue PUT	5.000%	9/1/30	8,145	8,614
	Main Street Natural Gas Inc. GA Gas Supply Revenue PUT	5.000%	12/1/30	6,285	6,612
	Main Street Natural Gas Inc. GA Gas Supply Revenue PUT	5.000%	4/1/31	545	578
	Main Street Natural Gas Inc. GA Gas Supply Revenue PUT	5.000%	6/1/31	7,575	7,981
	Main Street Natural Gas Inc. GA Gas Supply Revenue PUT	5.000%	9/1/31	3,945	4,169
	Main Street Natural Gas Inc. GA Gas Supply Revenue PUT	5.000%	12/1/31	14,815	15,564
	Main Street Natural Gas Inc. GA Gas Supply Revenue PUT	5.000%	3/1/32	4,620	4,882
	Main Street Natural Gas Inc. GA Gas Supply Revenue PUT	5.000%	6/1/32	6,900	7,338
	Main Street Natural Gas Inc. GA Gas Supply Revenue PUT	5.000%	12/1/32	6,490	6,830
	Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	5/15/38	675	699
	Main Street Natural Gas Inc. Georgia Gas Project Revenue	4.000%	5/15/39	350	322
	Main Street Natural Gas Inc. Georgia Gas Project Revenue PUT	4.000%	9/1/26	295	296
	Main Street Natural Gas Inc. Georgia Gas Project Revenue PUT	4.000%	12/1/28	3,890	3,910
	Main Street Natural Gas Inc. Georgia Gas Project Revenue PUT	5.000%	6/1/29	5,255	5,455
	Main Street Natural Gas Inc. Georgia Gas Supply Revenue PUT	4.000%	9/1/27	2,225	2,246
	Metropolitan Atlanta Rapid Transit Authority Georgia Sales Tax Revenue	3.000%	7/1/37	1,000	889
	Metropolitan Atlanta Rapid Transit Authority Georgia Sales Tax Revenue	3.000%	7/1/41	2,665	2,137
	Metropolitan Atlanta Rapid Transportation Authority Georgia Sales Tax Revenue	3.000%	7/1/39	2,050	1,735
	Milledgeville & Baldwin County GA Development Authority Revenue (Georgia College & State University Projects)	5.000%	6/15/31	600	660
	Monroe County GA Development Authority Pollution Control Revenue Bonds (Georgia Power Co. Plant Scherer Project) PUT	3.875%	3/6/26	1,000	1,002
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/26	1,510	1,525
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/27	1,150	1,187
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/30	1,000	1,017
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/33	1,130	1,191
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/38	1,000	1,053
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/39	1,215	1,243
[5,6,9]	Municipal Electric Authority Georgia Revenue TOB VRDO	4.120%	7/1/25	1,520	1,520
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project J)	5.000%	1/1/34	1,100	1,147

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project J)	5.000%	7/1/35	500	546
[3]	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project M)	5.000%	7/1/39	500	526
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project P)	5.000%	1/1/28	580	602
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project P)	5.000%	1/1/30	810	843
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project P)	5.000%	1/1/34	800	824
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project)	5.000%	1/1/32	500	525
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project)	5.000%	1/1/33	180	188
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project)	5.000%	1/1/36	600	621
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project)	5.000%	7/1/41	1,190	1,227
	Paulding County GA Hospital Authority Revenue (Wellstar Health System Inc.)	5.000%	4/1/42	1,700	1,739
	Private Colleges & University Authority of Georgia Revenue (Emory University)	5.000%	9/1/32	1,000	1,115
[6]	Private Colleges & University Authority of Georgia Revenue (Emory University)	5.000%	9/1/33	2,500	2,777
	Private Colleges & University Authority of Georgia Revenue (Emory University)	5.000%	9/1/33	1,035	1,163
	Private Colleges & University Authority of Georgia Revenue (Emory University)	5.000%	9/1/36	795	833
	Private Colleges & University Authority of Georgia Revenue (Emory University)	5.000%	9/1/36	1,090	1,210
	Private Colleges & University Authority of Georgia Revenue (Emory University)	5.000%	9/1/37	1,000	1,100
	Private Colleges & University Authority of Georgia Revenue (Emory University)	5.250%	9/1/40	1,455	1,594
	Private Colleges & University Authority of Georgia Revenue (Emory University)	5.250%	9/1/42	1,180	1,272
	Private Colleges & University Authority of Georgia Revenue (Emory University)	5.250%	9/1/45	1,690	1,793
	Rockdale County GA Public Facilities Authority Revenue	5.000%	1/1/40	400	431
	Rockdale County GA Public Facilities Authority Revenue	5.000%	1/1/41	830	885
	Rockdale County GA Public Facilities Authority Revenue	5.000%	1/1/42	850	900
	Rockdale County GA Public Facilities Authority Revenue	5.000%	1/1/43	1,000	1,053
	Rockdale County GA Public Facilities Authority Revenue	5.000%	1/1/44	1,000	1,047
[6]	Savannah GA Hospital Authority Revenue (St. Joseph's/Candler Health System Inc.)	5.500%	7/1/27	1,000	1,046
	Valdosta & Lowndes County GA Hospital Authority Revenue (South Georgia Medical Center Project)	5.000%	10/1/43	2,500	2,597
	Walton County GA Development Authority Revenue (Piedmont Healthcare Inc. Project)	4.000%	7/1/38	1,145	1,106
					195,881
Guam (0.1%)
	Guam Government Business Privilege Tax Revenue	5.000%	11/15/26	735	737
	Guam Government Business Privilege Tax Revenue	5.000%	11/15/29	865	867
	Guam Government Business Privilege Tax Revenue	4.000%	1/1/36	900	865
	Guam Government Business Privilege Tax Revenue	4.000%	1/1/42	805	713
	Guam Government Waterworks Authority Water & Wastewater System Revenue	5.000%	7/1/32	1,000	1,075
	Guam Government Waterworks Authority Water & Wastewater System Revenue	5.000%	7/1/34	700	750
	Guam Power Authority Revenue	5.000%	10/1/30	2,060	2,217
	Guam Power Authority Revenue	5.000%	10/1/32	1,000	1,089
	Guam Power Authority Revenue	5.000%	10/1/35	150	161
	Guam Power Authority Revenue	5.000%	10/1/38	405	408
	Guam Power Authority Revenue	5.000%	10/1/39	270	284
	Guam Power Authority Revenue	5.000%	10/1/40	250	261
	Guam Power Authority Revenue	5.000%	10/1/44	120	121
					9,548
Hawaii (0.1%)
	Hawaii Department of Budget & Finance Special Purpose Revenue (Queens Health Systems)	5.000%	7/1/38	1,055	1,144
	Hawaii Department of Budget & Finance Special Purpose Revenue (Queens Health Systems)	5.000%	7/1/40	1,680	1,790
	Hawaii GO	5.000%	8/1/29	595	596
	Hawaii GO	5.000%	1/1/36	4,115	4,251
	Hawaii State Airports System Revenue	5.000%	7/1/41	1,700	1,815
	Honolulu HI City & County GO	5.000%	7/1/28	895	956
	Honolulu HI City & County Multifamily Revenue PUT	5.000%	6/1/26	245	249
	Honolulu HI City & County Wastewater System Revenue	5.000%	7/1/33	895	1,017
	Honolulu HI City & County Wastewater System Revenue	5.000%	7/1/36	1,725	1,944
	Kauai County HI Community Facilities District Special Tax Revenue	4.375%	5/15/42	1,100	965
	Maui County HI GO	2.000%	3/1/41	1,000	638
					15,365
Idaho (0.1%)
	Canyon County School District No. 139 Vallivue GO	5.000%	9/15/41	2,000	2,106
	Idaho Health Facilities Authority Revenue (St. Luke's Health System Project)	5.000%	3/1/28	1,595	1,677
	Idaho Health Facilities Authority Revenue (St. Luke's Health System Project)	5.000%	3/1/43	1,045	1,065
	Idaho Health Facilities Authority Revenue (St. Luke's Health System Project) PUT	5.000%	3/1/32	1,000	1,079
	Idaho Health Facilities Authority Revenue (St. Luke's Health System Project) PUT	5.000%	3/1/35	1,000	1,088
	Idaho Housing & Finance Association Sales Tax Revenue	5.000%	8/15/42	1,450	1,542
	Idaho Housing & Finance Association Single Family Mortgage Revenue	6.000%	7/1/54	1,560	1,706
	Idaho State Building Authority Sales Tax Revenue	5.000%	6/1/30	1,290	1,424
	Idaho State Building Authority Sales Tax Revenue	5.000%	6/1/33	1,290	1,465
					13,152

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Illinois (3.8%)
	Champaign IL GO	4.000%	12/15/41	1,505	1,449
	Chicago IL Board of Education Dedicated Capital Improvement Tax Revenue	6.100%	4/1/36	500	516
	Chicago IL Board of Education Dedicated Capital Improvement Tax Revenue	5.250%	4/1/39	1,000	1,044
	Chicago IL Board of Education Dedicated Capital Improvement Tax Revenue	5.000%	4/1/41	500	506
	Chicago IL Board of Education Dedicated Capital Improvement Tax Revenue	5.500%	4/1/43	1,000	1,031
	Chicago IL Board of Education GO	7.000%	12/1/26	500	506
[10]	Chicago IL Board of Education GO	0.000%	12/1/28	1,000	877
	Chicago IL Board of Education GO	5.000%	12/1/28	1,150	1,189
[10]	Chicago IL Board of Education GO	0.000%	12/1/29	520	437
[10]	Chicago IL Board of Education GO	0.000%	12/1/30	1,475	1,188
[3]	Chicago IL Board of Education GO	5.000%	12/1/30	1,250	1,297
	Chicago IL Board of Education GO	5.000%	12/1/30	500	513
[10]	Chicago IL Board of Education GO	0.000%	12/1/31	1,550	1,191
	Chicago IL Board of Education GO	5.500%	12/1/31	1,600	1,708
	Chicago IL Board of Education GO	5.000%	12/1/32	1,000	1,030
	Chicago IL Board of Education GO	5.000%	12/1/34	100	100
	Chicago IL Board of Education GO	5.000%	12/1/34	1,000	1,018
	Chicago IL Board of Education GO	5.000%	12/1/34	385	397
	Chicago IL Board of Education GO	5.250%	12/1/35	1,225	1,225
	Chicago IL Board of Education GO	5.250%	12/1/35	1,500	1,557
	Chicago IL Board of Education GO	5.250%	12/1/36	1,000	1,032
	Chicago IL Board of Education GO	4.000%	12/1/37	1,000	925
	Chicago IL Board of Education GO	5.500%	12/1/37	1,200	1,251
	Chicago IL Board of Education GO	4.000%	12/1/38	1,000	907
	Chicago IL Board of Education GO	5.500%	12/1/38	1,400	1,452
	Chicago IL Board of Education GO	4.000%	12/1/42	2,000	1,693
[6]	Chicago IL Board of Education GO	7.000%	12/1/42	500	515
	Chicago IL Board of Education Revenue	5.000%	4/1/36	1,270	1,294
	Chicago IL GO	5.000%	1/1/28	930	961
	Chicago IL GO	5.000%	1/1/29	1,500	1,565
	Chicago IL GO	5.000%	1/1/31	1,500	1,566
	Chicago IL GO	5.000%	1/1/31	1,170	1,236
	Chicago IL GO	4.000%	1/1/32	445	446
	Chicago IL GO	5.000%	1/1/33	2,790	2,956
	Chicago IL GO	5.000%	1/1/34	1,535	1,626
	Chicago IL GO	4.000%	1/1/35	500	483
	Chicago IL GO	5.500%	1/1/35	1,000	1,038
	Chicago IL GO	5.250%	1/1/38	1,000	1,022
[10]	Chicago IL GO	0.000%	1/1/39	1,600	833
	Chicago IL GO	5.500%	1/1/39	1,000	1,029
	Chicago IL GO	5.500%	1/1/39	1,000	1,029
	Chicago IL GO	5.500%	1/1/40	1,000	1,025
	Chicago IL GO	5.500%	1/1/41	1,290	1,330
	Chicago IL GO	5.500%	1/1/41	1,400	1,448
	Chicago IL GO	5.000%	1/1/42	1,045	1,015
	Chicago IL GO	5.000%	1/1/43	1,450	1,393
	Chicago IL GO	5.000%	1/1/44	3,435	3,267
	Chicago IL GO	5.000%	1/1/45	1,460	1,377
[9]	Chicago IL GO	6.000%	1/1/46	1,000	1,067
	Chicago IL GO ETM	5.000%	1/1/28	160	169
	Chicago IL Housing Authority Revenue	5.000%	1/1/33	1,000	1,032
	Chicago IL Metropolitan Water Reclamation District GO	5.000%	12/1/26	2,500	2,583
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/31	665	730
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/32	735	815
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/33	630	704
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/34	2,430	2,597
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/34	610	684
	Chicago IL O'Hare International Airport Revenue	4.000%	1/1/35	3,000	3,017
	Chicago IL O'Hare International Airport Revenue	4.000%	1/1/35	3,500	3,520
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/35	3,355	3,374
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/35	2,000	2,034
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/36	1,000	1,082
[9]	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/36	1,000	1,085
	Chicago IL O'Hare International Airport Revenue	4.000%	1/1/38	1,000	976
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/38	1,080	1,116
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/39	1,000	1,028
	Chicago IL O'Hare International Airport Revenue	4.000%	1/1/43	1,000	898
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/43	1,410	1,455
	Chicago IL O'Hare International Airport Revenue	4.000%	1/1/44	1,000	887

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/48	1,500	1,523
[9]	Chicago IL Park District GO	5.000%	1/1/32	1,225	1,234
[9]	Chicago IL Park District GO	5.000%	1/1/33	1,000	1,038
	Chicago IL Park District GO	4.000%	1/1/35	2,005	1,994
[3]	Chicago IL Revenue	5.000%	11/1/32	1,000	1,100
	Chicago IL Transit Authority Sales Tax Receipts Revenue	5.000%	12/1/42	1,000	1,027
	Chicago IL Transit Authority Sales Tax Receipts Revenue	5.000%	12/1/43	1,455	1,486
	Chicago IL Transit Authority Sales Tax Receipts Revenue	5.000%	12/1/44	1,550	1,576
[10]	Chicago IL Wastewater Transmission Revenue	5.500%	1/1/30	1,190	1,245
[9]	Chicago IL Wastewater Transmission Revenue	5.000%	1/1/38	1,000	1,075
	Chicago IL Water Revenue	5.000%	11/1/33	1,000	1,106
	Chicago IL Water Revenue	5.000%	11/1/37	1,000	1,064
[3]	Chicago IL Water Revenue	4.000%	11/1/40	1,000	930
	Chicago IL Water Revenue	5.000%	11/1/40	1,000	1,038
	Chicago IL Water Revenue	5.000%	11/1/41	1,000	1,024
	Chicago IL Water Revenue	5.000%	11/1/42	1,000	1,018
	Chicago IL Water Revenue	5.000%	11/1/43	1,000	1,005
	Chicago IL Water Revenue	5.000%	11/1/44	1,000	991
[9]	Cook County IL Community College District GO	5.000%	12/1/32	1,000	1,095
[9]	Cook County IL Community College District GO	5.000%	12/1/37	1,000	1,056
[9]	Cook County IL Community College District GO	5.000%	12/1/42	1,340	1,362
[3]	Cook County IL GO	5.000%	11/15/26	1,545	1,589
	Cook County IL GO	5.000%	11/15/30	1,635	1,669
	Cook County IL Sales Tax Revenue	5.000%	11/15/38	1,665	1,731
	Cook County IL Sales Tax Revenue	5.000%	11/15/42	1,000	1,024
	Cook County IL School District No. 25 Arlington Heights GO	4.000%	12/15/40	1,000	990
[7]	Cook County IL School District No. 57 Mount Prospect GO	5.000%	12/1/42	2,190	2,265
[7]	Cook County IL School District No. 57 Mount Prospect GO	5.000%	12/1/43	2,295	2,353
[3]	Cook County IL School District No. 87 Berkeley GO	3.000%	12/1/37	500	433
	Cook Kane Lake & McHenry Counties IL Community College District No. 512 (William Rainey Harper College) GO	3.000%	12/15/35	2,500	2,248
[7]	Du Page & Will Counties IL Community School District No. 204 Indian Prairie GO	5.000%	1/15/42	1,675	1,744
[7]	Du Page & Will Counties IL Community School District No. 204 Indian Prairie GO	5.000%	1/15/43	1,210	1,249
	DuPage County IL School District No. 58 Downers Grove GO	5.500%	12/15/43	1,465	1,580
[6]	Elwood IL GO	6.250%	3/1/44	1,000	1,047
	Illinois Finance Authority Revenue	5.000%	2/15/34	1,410	1,439
	Illinois Finance Authority Revenue	5.000%	11/15/34	1,180	1,272
	Illinois Finance Authority Revenue	4.000%	7/1/37	2,040	2,032
	Illinois Finance Authority Revenue	5.000%	2/15/41	1,515	1,524
	Illinois Finance Authority Revenue	4.000%	7/1/42	2,350	2,163
	Illinois Finance Authority Revenue Prere.	5.000%	2/15/27	290	300
	Illinois Finance Authority Revenue Prere.	5.000%	2/15/27	1,395	1,444
	Illinois Finance Authority Revenue PUT	5.000%	8/15/32	1,065	1,150
	Illinois Finance Authority Revenue PUT	5.000%	8/15/35	1,720	1,846
	Illinois Finance Authority Revenue (Benedictine University)	4.000%	10/1/33	500	417
	Illinois Finance Authority Revenue (DePaul University)	5.000%	10/1/33	1,000	1,011
	Illinois Finance Authority Revenue (DePaul University)	5.000%	10/1/34	1,000	1,009
	Illinois Finance Authority Revenue (Edward Elmhurst Obligated Group) Prere.	5.000%	1/1/27	1,000	1,034
	Illinois Finance Authority Revenue (Franciscan Communities Inc.)	5.000%	5/15/37	1,000	1,002
[7]	Illinois Finance Authority Revenue (Green Bonds)	5.000%	1/1/28	500	524
	Illinois Finance Authority Revenue (Green Bonds)	5.000%	1/1/33	1,025	1,161
	Illinois Finance Authority Revenue (Green Bonds)	5.000%	1/1/33	1,000	1,132
	Illinois Finance Authority Revenue (Green Bonds)	5.000%	1/1/34	1,060	1,207
[7]	Illinois Finance Authority Revenue (Green Bonds)	5.000%	1/1/34	655	722
[7]	Illinois Finance Authority Revenue (Green Bonds)	5.000%	1/1/35	750	846
	Illinois Finance Authority Revenue (Green Bonds)	5.000%	7/1/42	1,015	1,069
	Illinois Finance Authority Revenue (Lake Forest College)	5.000%	10/1/35	500	513
	Illinois Finance Authority Revenue (Mercy Health System)	4.000%	12/1/28	1,000	1,004
[5]	Illinois Finance Authority Revenue (Northshore University Health System) VRDO	3.950%	7/1/25	48,430	48,430
	Illinois Finance Authority Revenue (Northshore-Edward-Elmhurst Health Credit Group)	5.000%	8/15/41	4,000	4,119
[5]	Illinois Finance Authority Revenue (Northshore-Edward-Elmhurst Health Credit Group) VRDO	3.950%	7/1/25	6,750	6,750
[5]	Illinois Finance Authority Revenue (Northshore-Edward-Elmhurst Health Credit Group) VRDO	4.000%	7/1/25	18,955	18,955
	Illinois Finance Authority Revenue (Northwest Community Hospital) Prere.	5.000%	7/1/26	1,000	1,022
	Illinois Finance Authority Revenue (Northwestern Memorial Healthcare)	3.000%	7/15/40	1,000	830
	Illinois Finance Authority Revenue (OSF Healthcare System)	4.000%	11/15/33	1,000	958
	Illinois Finance Authority Revenue (OSF Healthcare System) PUT	5.000%	11/15/26	1,500	1,520
[5]	Illinois Finance Authority Revenue (OSF Healthcare System) VRDO	3.900%	7/1/25	3,335	3,335
	Illinois Finance Authority Revenue (Rush University Medical Center)	5.000%	11/15/33	1,050	1,050
	Illinois Finance Authority Revenue (Silver Cross Hospital)	5.000%	8/15/40	1,825	1,887
	Illinois Finance Authority Revenue (Silver Cross Hospital) PUT	5.000%	8/15/30	170	181

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Illinois Finance Authority Revenue (Silver Cross Hospital) PUT	5.000%	8/15/35	405	423
	Illinois Finance Authority Revenue (University of Chicago)	5.000%	4/1/32	1,000	1,106
	Illinois Finance Authority Revenue (University of Chicago)	5.000%	4/1/36	1,000	1,093
	Illinois GO	5.000%	6/1/27	1,070	1,087
	Illinois GO	5.000%	7/1/27	1,000	1,035
	Illinois GO	5.000%	10/1/27	1,640	1,704
	Illinois GO	5.000%	2/1/28	1,690	1,733
	Illinois GO	5.000%	10/1/28	2,000	2,105
	Illinois GO	5.000%	11/1/28	1,050	1,087
	Illinois GO	5.000%	11/1/29	1,105	1,142
	Illinois GO	5.000%	2/1/30	1,000	1,067
	Illinois GO	5.000%	5/1/30	1,000	1,070
	Illinois GO	5.000%	5/1/31	1,305	1,404
	Illinois GO	5.000%	5/1/31	1,000	1,078
	Illinois GO	5.000%	10/1/31	475	495
	Illinois GO	5.000%	10/1/31	2,000	2,162
	Illinois GO	5.000%	2/1/32	1,000	1,083
	Illinois GO	5.000%	5/1/32	1,500	1,626
	Illinois GO	5.000%	3/1/34	1,000	1,060
	Illinois GO	5.000%	5/1/34	1,500	1,605
	Illinois GO	4.000%	11/1/34	1,250	1,234
	Illinois GO	5.000%	5/1/35	500	513
	Illinois GO	5.000%	5/1/35	2,150	2,283
	Illinois GO	4.125%	10/1/36	500	485
	Illinois GO	5.000%	5/1/37	1,085	1,135
	Illinois GO	4.000%	10/1/37	1,000	928
	Illinois GO	4.000%	10/1/38	1,000	927
	Illinois GO	5.500%	5/1/39	500	524
	Illinois GO	5.000%	5/1/40	1,500	1,544
	Illinois GO	5.250%	5/1/40	1,110	1,155
	Illinois GO	4.000%	10/1/40	1,825	1,643
	Illinois GO	5.250%	5/1/42	2,125	2,180
	Illinois GO	5.250%	5/1/43	1,425	1,463
[9]	Illinois GO	4.000%	10/1/43	1,000	887
	Illinois GO	5.125%	10/1/43	1,000	1,014
	Illinois GO	4.000%	11/1/43	1,000	858
[9]	Illinois GO	4.000%	10/1/45	1,415	1,220
	Illinois GO	5.000%	12/1/47	2,000	1,977
[6]	Illinois Housing Development Authority Multifamily Revenue	6.000%	10/5/40	1,000	994
	Illinois Housing Development Authority Revenue	3.000%	10/1/50	2,615	2,578
	Illinois Housing Development Authority Revenue	4.500%	10/1/52	1,480	1,513
	Illinois Housing Development Authority Revenue	5.250%	10/1/52	845	883
[9]	Illinois Sales Tax Revenue	5.000%	6/15/28	1,000	1,014
	Illinois Sales Tax Revenue	5.000%	6/15/35	4,440	4,862
	Illinois Sales Tax Revenue	5.000%	6/15/36	1,000	1,025
	Illinois Sales Tax Revenue	5.000%	6/15/37	1,000	1,022
	Illinois Sales Tax Revenue	5.000%	6/15/37	1,275	1,382
	Illinois Sales Tax Revenue	5.000%	6/15/37	1,125	1,203
	Illinois Sales Tax Revenue	5.000%	6/15/43	1,675	1,704
	Illinois Sports Facilities Authority Revenue (State Tax Supported)	5.000%	6/15/29	2,075	2,158
	Illinois State Toll Highway Authority Revenue	5.000%	1/1/31	1,600	1,706
	Illinois State Toll Highway Authority Revenue	5.000%	1/1/34	1,200	1,208
	Illinois State Toll Highway Authority Revenue	5.000%	1/1/37	1,200	1,234
	Illinois State Toll Highway Authority Revenue	5.000%	1/1/37	2,500	2,501
	Illinois State Toll Highway Authority Revenue	5.000%	1/1/41	3,040	3,118
	Illinois State Toll Highway Authority Revenue	4.000%	1/1/42	2,800	2,622
	Illinois State Toll Highway Authority Revenue	5.000%	1/1/42	1,180	1,231
	Illinois State Toll Highway Authority Revenue	5.000%	1/1/44	1,150	1,191
	Illinois State Toll Highway Authority Revenue	5.000%	1/1/45	325	328
	Illinois State Toll Highway Authority Revenue	5.250%	1/1/45	2,000	2,096
[9]	Joliet IL GO	5.250%	12/15/39	1,500	1,582
[9]	Joliet IL GO	5.500%	12/15/42	1,000	1,052
[3]	Kane County IL School District No. 131 (Aurora East Side) GO	4.000%	12/1/33	250	254
[3]	Kendall Kane & Will Counties IL Community Unit School District No. 308 GO	0.000%	2/1/28	5,090	4,660
[3]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	6/15/26	910	881
[3]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	6/15/27	1,195	1,119
[10]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	5.500%	6/15/29	1,860	1,960
[10]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	12/15/29	2,205	1,880
[10]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	6/15/36	1,000	622
[10]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	6/15/38	2,075	1,143

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	5.000%	12/15/27	710	741
[3,12]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	5.500%	6/15/29	280	290
[10]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	6/15/31	1,540	1,232
[10]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	12/15/31	420	329
[10]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	6/15/32	1,215	929
[10]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	6/15/33	2,130	1,552
[10]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	12/15/33	6,790	4,828
[10]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	6/15/35	3,500	2,301
[10]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	12/15/37	4,000	2,275
	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	4.000%	12/15/42	1,500	1,342
	Metropolitan Pier & Exposition Authority Illinois Revenue	5.250%	6/15/39	1,100	1,040
[9]	Metropolitan Pier & Exposition Authority Illinois Revenue	4.000%	12/15/42	1,000	912
	Metropolitan Pier & Exposition Authority Illinois Revenue	5.250%	6/15/44	1,000	913
	Metropolitan Pier & Exposition Authority Illinois Revenue (McCormick Place Expansion Project)	5.000%	6/15/29	1,000	1,037
	Metropolitan Pier & Exposition Authority Illinois Revenue (McCormick Place Expansion Project)	5.000%	12/15/31	1,620	1,760
	Northern Illinois Municipal Power Agency Project Revenue	5.000%	12/1/26	1,070	1,102
[9]	Northern Illinois University Auxiliary Facilities System Revenue	4.000%	10/1/34	500	496
	Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue ETM	5.000%	6/1/26	1,570	1,602
[3]	Regional Transportation Authority IL Revenue	5.750%	6/1/34	1,000	1,127
	Regional Transportation Authority IL Revenue	5.000%	6/1/40	1,525	1,561
	Regional Transportation Authority IL Revenue	4.000%	6/1/45	1,000	878
	Romeoville IL Revenue (Lewis University Project)	5.000%	10/1/28	1,000	1,000
	Sales Tax Securitization Corp. Illinois Revenue	5.000%	1/1/33	3,000	3,306
	Sales Tax Securitization Corp. Illinois Revenue	5.000%	1/1/34	1,340	1,466
	Sales Tax Securitization Corp. Illinois Revenue	5.000%	1/1/35	1,000	1,096
	Sales Tax Securitization Corp. Illinois Revenue	5.000%	1/1/35	2,000	2,193
	Sales Tax Securitization Corp. Illinois Revenue	5.000%	1/1/36	3,000	3,283
	Sales Tax Securitization Corp. Illinois Revenue	5.000%	1/1/37	1,000	1,084
	Sales Tax Securitization Corp. Illinois Revenue	5.000%	1/1/38	1,000	1,072
[9]	Sales Tax Securitization Corp. Illinois Revenue	4.000%	1/1/40	1,245	1,179
	Sales Tax Securitization Corp. Illinois Revenue	5.000%	1/1/44	3,425	3,458
[9]	Southern Illinois University Housing & Auxiliary Facilities System Revenue	5.000%	4/1/29	360	382
[9]	Southern Illinois University Housing & Auxiliary Facilities System Revenue	5.000%	4/1/30	425	456
[9]	Southern Illinois University Housing & Auxiliary Facilities System Revenue	5.000%	4/1/31	625	677
[9]	Southern Illinois University Housing & Auxiliary Facilities System Revenue	5.000%	4/1/32	550	599
	Southwestern Illinois Development Authority Health Facilities Revenue (Hospital Sisters Services Inc.)	5.000%	2/15/28	1,000	1,045
[9]	Southwestern Illinois Development Authority Revenue	5.500%	12/1/37	2,850	3,108
	University of Illinois Auxiliary Facilities System Revenue	4.000%	4/1/33	10	10
	University of Illinois Auxiliary Facilities System Revenue	5.000%	4/1/38	1,000	1,074
[9]	University of Illinois Auxiliary Facilities System Revenue	3.000%	4/1/39	3,935	3,254
	University of Illinois Auxiliary Facilities System Revenue	5.250%	4/1/44	1,000	1,045
[9]	Will County IL Community High School District No. 210 (Lincoln-Way) GO	0.000%	1/1/29	1,000	885
[9]	Winnebago & Boone Counties IL School District No. 205 GO	5.000%	2/1/31	1,305	1,414
					406,307
Indiana (0.6%)
	Ball State University Student Fee Indiana Revenue	5.000%	7/1/32	425	441
	Ball State University Student Fee Indiana Revenue	5.000%	7/1/34	1,110	1,145
	Ball State University Student Fee Indiana Revenue	5.000%	7/1/35	1,450	1,490
[9]	Evansville IN Waterworks District Revenue	5.000%	7/1/39	1,000	1,044
	Hammond IN Multi-School Building Corp. Revenue	5.000%	1/15/29	790	828
	Indiana Finance Authority Health System Revenue (Franciscan Alliance Inc.)	4.000%	11/1/36	615	610
	Indiana Finance Authority Health System Revenue (Indiana University Health) PUT	5.000%	7/1/28	1,420	1,497
	Indiana Finance Authority Health System Revenue (Indiana University Health) PUT	5.000%	7/1/32	1,500	1,662
[7]	Indiana Finance Authority Health System Revenue (Indiana University Health) PUT	5.000%	10/1/33	1,380	1,517
[7]	Indiana Finance Authority Health System Revenue (Indiana University Health) PUT	5.000%	10/1/35	2,060	2,258
[7]	Indiana Finance Authority Health System Revenue (Indiana University Health) PUT	5.000%	10/1/37	1,000	1,084
[5]	Indiana Finance Authority Health System Revenue (Sisters of St. Francis Health Service Inc.) VRDO	3.900%	7/1/25	8,010	8,010
	Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	5.000%	12/1/33	1,390	1,390
	Indiana Finance Authority Hospital Revenue (Parkview Health Systems Obligated Group)	5.000%	5/1/27	700	727

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Indiana Finance Authority Hospital Revenue (Parkview Health Systems Obligated Group)	5.000%	5/1/30	450	489
	Indiana Finance Authority Midwestern Disaster Relief Revenue (Ohio Valley Electric Corp.)	4.250%	11/1/30	1,310	1,334
	Indiana Finance Authority Revenue (Butler University Project)	5.000%	2/1/29	1,020	1,079
	Indiana Finance Authority Revenue (Franciscan Alliance Inc.)	5.000%	11/1/30	1,520	1,581
	Indiana Finance Authority Revenue (Franciscan Alliance Inc.)	5.000%	11/1/31	1,130	1,173
	Indiana Finance Authority Revenue (Franciscan Alliance Inc.)	4.000%	11/1/35	1,685	1,685
	Indiana Finance Authority Revenue (Marquette Project)	5.000%	3/1/33	1,550	1,652
	Indiana Finance Authority Revenue (Stadium Project)	5.250%	2/1/30	1,075	1,077
	Indiana Finance Authority Student Housing Revenue (Uindy Properties LLC)	5.250%	7/1/45	250	232
	Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/39	1,270	1,362
	Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	3.000%	10/1/41	1,000	788
	Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/41	250	264
	Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/44	3,000	3,035
	Indiana Municipal Power Agency Revenue	5.000%	1/1/36	1,000	1,034
	Indianapolis Department of Public Utilities Water System Revenue	5.000%	10/1/35	1,460	1,519
	Indianapolis IN Local Public Improvement Bond Bank Revenue (Airport Authority Project)	5.000%	1/1/43	750	775
	Indianapolis IN Local Public Improvement Bond Bank Revenue (Airport Authority Project)	5.000%	1/1/44	1,175	1,208
	Indianapolis Local Public Improvement Bond Bank Revenue	5.000%	6/1/34	1,980	2,139
	IPS Multi-School Building Corp. IN Revenue	5.000%	7/15/37	1,050	1,113
	Ivy IN Tech Community College Revenue	5.000%	7/1/32	870	914
	Ivy IN Tech Community College Revenue	5.000%	7/1/33	880	922
	Merrillville Multi School Building Corp. Revenue	5.000%	1/15/42	3,890	4,041
	Northern Indiana Commuter Transportation District Revenue	5.000%	1/1/40	1,000	1,058
	Northwest Allen IN School Building Corp. Revenue	5.000%	7/15/41	1,800	1,899
	Rockport IN Pollution Control Revenue (Indiana Power Co. Project) PUT	3.700%	6/1/29	1,000	998
	Silver Creek IN School Building Corp. Revenue (Valorem Property)	3.000%	1/15/35	1,200	1,112
	Tippecanoe County IN School Building Corp. Revenue	4.000%	7/15/32	1,070	1,097
[9]	Westfield-Washington IN Multi-School Building Corp. Revenue (Hamilton County)	5.000%	1/15/33	1,150	1,283
[9]	Westfield-Washington IN Multi-School Building Corp. Revenue (Hamilton County)	5.250%	7/15/40	1,650	1,780
	Whiting IN Environmental Facilities Revenue (BP Products North America Inc. Project) PUT	4.200%	6/21/35	1,145	1,143
					63,489
Iowa (0.3%)
[9]	Davenport IA Community School District Infrastructure Sales Services & Use Tax Revenue	4.000%	6/1/42	1,850	1,709
	Iowa Board of Regents Hospital Revenue (University of Iowa Hospitals & Clinics)	3.000%	9/1/39	2,000	1,714
	Iowa City IA Community School District GO	3.000%	6/1/30	3,725	3,626
	Iowa Finance Authority Health Facilities Revenue (Pella Regional Health Center)	5.250%	12/1/38	500	522
	Iowa Finance Authority Midwestern Disaster Area Revenue (Iowa Fertilizer Company Project) Prere.	4.000%	12/1/32	1,000	1,067
	Iowa Finance Authority Midwestern Disaster Area Revenue (Iowa Fertilizer Company Project) Prere.	5.000%	12/1/32	2,500	2,833
	Iowa Finance Authority Multifamily Housing Revenue (Union Bluffs Run Project)	4.650%	7/1/43	500	492
	Iowa Finance Authority Revenue (Lifespace Communities, Inc.)	5.000%	5/15/39	290	292
	Iowa Finance Authority Revenue (Lifespace Communities, Inc.)	5.000%	5/15/44	250	240
[5]	Iowa Finance Authority Revenue (UnityPoint Health) VRDO	3.900%	7/1/25	9,000	9,000
[7]	Iowa Finance Authority State Revolving Fund Revenue (Green Bonds)	5.000%	8/1/37	1,315	1,466
[7]	Iowa Finance Authority State Revolving Fund Revenue (Green Bonds)	5.000%	8/1/42	2,540	2,704
	Iowa Higher Education Loan Authority Revenue (Des Moines University Projects)	5.000%	10/1/35	1,300	1,359
	Iowa Tobacco Settlement Authority Revenue	4.000%	6/1/36	1,000	975
[9]	Waterloo IA Community School District Infrastructure Sales & Services Tax Revenue	5.000%	7/1/37	1,110	1,182
[9]	Waterloo IA Community School District Infrastructure Sales & Services Tax Revenue	5.000%	7/1/38	1,065	1,125
	Xenia IA Rural Water District Revenue	5.000%	12/1/28	1,000	1,022
					31,328
Kansas (0.3%)
[3]	Ellis County KS Unified School District No. 489 Hays GO	5.000%	9/1/42	1,500	1,543
[3,7]	Johnson & Miami KS County Unified School District No. 230 GO (Spring Hill)	6.000%	9/1/41	2,000	2,277
	Johnson County KS Unified School District No. 512 (Shawnee Mission) GO	4.000%	10/1/42	5,115	4,797
	Johnson County KS Unified School District No. 512 (Shawnee Mission) GO	4.000%	10/1/43	1,475	1,357
	Kansas Department of Transportation Highway Revenue	5.000%	9/1/30	3,650	4,035
	Kansas Development Finance Authority Hospital Revenue (Adventhealth Obligated Group) Prere.	5.000%	11/15/28	70	74
	Kansas Development Finance Authority Hospital Revenue (Adventhealth Obligated Group) PUT	5.000%	11/15/31	1,000	1,094
	Lyon County KS Unified School District No 253. GO	4.000%	9/1/32	350	354
[3,7]	Sedgwick County KS Unified School District No. 261 GO (Haysville)	5.000%	11/1/44	4,485	4,575
[3]	Sedgwick County KS Unified School District No. 262 GO (Valley Center)	5.000%	9/1/36	1,230	1,313
	Shawnee County KS Unified School District No. 437 (Auburn - Washburn) GO	5.000%	9/1/39	1,500	1,590
	University of Kansas Hospital Authority Health Facilities Revenue	5.000%	3/1/34	1,000	1,057
[9]	Wyandotte County KS Unified School District No. 500 GO	5.000%	9/1/43	2,935	3,037
					27,103

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Kentucky (0.8%)
	Carroll County KY Pollution Control Revenue (Kentucky Utilities Co. Project) PUT	1.550%	9/1/26	1,000	968
	Henderson County KY School District Finance Corp. Revenue	4.000%	3/1/42	2,095	1,910
	Kentucky Bond Development Corp. Educational Facilities Revenue (Centre College)	4.000%	6/1/34	225	227
	Kentucky Bond Development Corp. Hospital Revenue (Healthcare System Obligated Group) PUT	5.000%	8/15/35	2,205	2,397
	Kentucky Bond Development Corp. Transient Room Tax Revenue (Lexington Center Corp. Project)	5.000%	9/1/29	1,980	2,095
[10]	Kentucky Economic Development Finance Authority Health System Revenue (Norton Healthcare Inc. & Affiliates)	0.000%	10/1/25	1,220	1,207
	Kentucky Economic Development Finance Authority Hospital Revenue (Baptist Healthcare System Obligated Group)	5.000%	8/15/31	1,575	1,625
[10]	Kentucky Municipal Power Agency Power System Revenue	5.000%	9/1/28	2,870	2,877
[10]	Kentucky Municipal Power Agency Power System Revenue	5.000%	9/1/29	1,000	1,002
[9]	Kentucky Property & Building Commission Revenue	5.000%	5/1/34	1,000	1,045
	Kentucky Public Energy Authority Gas Supply Revenue PUT	4.000%	2/1/28	8,880	8,925
	Kentucky Public Energy Authority Gas Supply Revenue PUT	5.250%	12/1/29	10,235	10,820
	Kentucky Public Energy Authority Gas Supply Revenue PUT	5.000%	7/1/30	8,095	8,496
	Kentucky Public Energy Authority Gas Supply Revenue PUT	4.000%	8/1/30	6,660	6,631
	Kentucky Public Energy Authority Gas Supply Revenue PUT	5.250%	2/1/32	5,480	5,855
	Kentucky Public Energy Authority Gas Supply Revenue PUT	5.000%	8/1/32	6,520	6,889
	Kentucky State Property & Building Commission Revenue	5.000%	11/1/27	155	163
	Kentucky State Property & Building Commission Revenue	5.000%	11/1/28	215	230
	Kentucky State Property & Building Commission Revenue	5.000%	10/1/33	1,420	1,600
	Kentucky State Property & Building Commission Revenue	5.000%	5/1/37	2,000	2,064
	Kentucky State Property & Building Commission Revenue	5.000%	11/1/40	1,000	1,061
	Kentucky Turnpike Authority Economic Development Road Revenue (Revitalization Projects)	5.000%	7/1/38	1,000	1,055
	Louisville & Jefferson County KY Metropolitan Government GO	4.000%	12/1/41	1,710	1,603
	Louisville & Jefferson County KY Metropolitan Government Health System Revenue (Norton Healthcare Inc.)	5.000%	10/1/42	1,000	1,013
	Louisville & Jefferson County KY Metropolitan Government Health System Revenue (Norton Healthcare Inc.) PUT	5.000%	10/1/29	2,180	2,328
	Louisville & Jefferson County KY Metropolitan Government Revenue (Gas & Electric Co. Project)	2.000%	10/1/33	1,500	1,246
	Louisville & Jefferson County KY Metropolitan Sewer District Sewer & Drainage System Revenue	3.000%	5/15/44	2,000	1,499
	Madison County KY School District Finance Corp. Revenue	4.000%	2/1/42	1,670	1,526
	Owen County KY Revenue (American Water Capital Corp.) PUT	2.450%	10/1/29	500	468
	Owen County KY Revenue (American Water Capital Corp.) PUT	2.450%	10/1/29	1,000	935
	University of Kentucky Revenue	3.500%	4/1/30	1,380	1,401
	University of Kentucky Revenue	4.000%	4/1/42	2,075	1,908
	University of Kentucky Revenue	4.000%	4/1/44	2,425	2,161
	Warren County KY Hospital Revenue (Bowling Green-Warren Community Corp.)	5.000%	4/1/40	1,000	1,044
	Warren County KY Hospital Revenue (Bowling Green-Warren Community Corp.)	5.000%	4/1/42	2,540	2,606
					88,880
Louisiana (0.6%)
	East Baton Rouge LA Sewerage Commission Revenue PUT	1.300%	2/1/28	1,000	927
	East Baton Rouge Parish LA Industrial Development Board Revenue (ExxonMobil Project) VRDO	4.070%	7/1/25	150	150
	East Baton Rouge Parish LA Industrial Development Board Revenue (ExxonMobil Project) VRDO	4.070%	7/1/25	1,150	1,150
	Ernest N Morial New Orleans LA Exhibition Hall Authority Special Tax Revenue	5.000%	7/15/38	460	497
	Ernest N Morial New Orleans LA Exhibition Hall Authority Special Tax Revenue	5.000%	7/15/39	275	295
	Louisiana Gasoline & Fuels Tax Revenue	5.000%	5/1/32	1,195	1,339
	Louisiana Gasoline & Fuels Tax Revenue	3.000%	5/1/41	500	408
	Louisiana GO	5.000%	2/1/27	2,000	2,073
	Louisiana GO	5.000%	2/1/28	1,500	1,587
	Louisiana GO	5.000%	6/1/34	1,630	1,837
	Louisiana GO	4.000%	4/1/41	4,445	4,173
	Louisiana GO	5.000%	6/1/41	1,805	1,930
	Louisiana Housing Corp. Multifamily Tax-Exempt Mortgage-Backed Revenue (Ridge Commons Project)	4.500%	7/1/42	1,500	1,467
	Louisiana Local Government Environmental Facilities & Community Development Authority Insurance Assessment Revenue	5.000%	8/15/32	2,315	2,386
[6]	Louisiana Local Government Environmental Facilities & Community Development Authority Insurance Assessment Revenue	4.250%	8/15/34	1,250	1,241
	Louisiana Local Government Environmental Facilities & Community Development Authority Insurance Assessment Revenue	5.000%	8/15/34	1,885	1,932
	Louisiana Local Government Environmental Facilities & Community Development Authority Insurance Assessment Revenue	5.000%	8/15/36	3,930	4,003

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Louisiana Local Government Environmental Facilities & Community Development Authority Insurance Assessment Revenue	5.000%	8/15/37	3,970	4,030
[9]	Louisiana Local Government Environmental Facilities & Community Development Authority Revenue	5.000%	10/1/29	1,315	1,394
	Louisiana Local Government Environmental Facilities & Community Development Authority Revenue (Westlake Chemical Corp. Projects)	3.500%	11/1/32	785	755
[3,7]	Louisiana Office Facilities Corp. Lease Revenue (Northwest Office Building Project)	5.000%	7/1/37	375	409
[3,7]	Louisiana Office Facilities Corp. Lease Revenue (Northwest Office Building Project)	5.000%	7/1/38	325	352
[3,7]	Louisiana Office Facilities Corp. Lease Revenue (Northwest Office Building Project)	5.000%	7/1/41	850	894
[3,7]	Louisiana Office Facilities Corp. Lease Revenue (Northwest Office Building Project)	5.000%	7/1/42	1,720	1,788
[3,7]	Louisiana Office Facilities Corp. Lease Revenue (Northwest Office Building Project)	5.000%	7/1/43	2,485	2,561
	Louisiana Offshore Terminal Authority Deepwater Port Revenue PUT	4.200%	9/1/28	1,000	1,008
	Louisiana Public Facilities Authority Hospital Revenue (Louisiana Children's Medical Center)	5.000%	6/1/36	1,250	1,287
	Louisiana Public Facilities Authority Hospital Revenue (Louisiana Children's Medical Center) PUT	5.250%	6/1/33	1,500	1,607
	Louisiana Public Facilities Authority Hospital Revenue (Tulane University of Louisiana)	5.000%	4/1/37	1,270	1,333
	Louisiana Public Facilities Authority Hospital Revenue (Tulane University of Louisiana)	5.000%	10/15/39	275	289
[6]	Louisiana Public Facilities Authority Revenue (Acadiana Renaissance Charter Academy Project)	5.500%	6/15/40	1,685	1,693
[6]	Louisiana Public Facilities Authority Revenue (Lafayette Renaissance Charter Academy Project)	5.250%	6/15/35	1,000	1,004
	Louisiana Public Facilities Authority Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/30	1,230	1,320
	Louisiana Public Facilities Authority Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/35	1,000	1,092
	Louisiana Stadium & Exposition District Revenue	5.000%	7/1/38	1,000	1,069
	Louisiana Stadium & Exposition District Revenue	5.000%	7/1/40	1,000	1,047
[3]	New Orleans LA Aviation Board Revenue	5.000%	10/1/27	875	916
	St. John the Baptist Parish LA Revenue (Marathon Oil Corp. Project) PUT	2.375%	7/1/26	725	717
	St. John the Baptist Parish LA Revenue (Marathon Oil Corp. Project) PUT	4.050%	7/1/26	1,060	1,066
	St. John the Baptist Parish LA Revenue (Marathon Oil Corp. Project) PUT	3.300%	7/3/28	2,415	2,410
	St. John the Baptist Parish LA School District No. 1 GO	5.250%	3/1/33	3,170	3,407
	Tangipahoa Parish LA Hospital Service District No. 1 Revenue (North Oaks Health System Project)	4.000%	2/1/36	2,000	1,932
					62,775
Maine (0.1%)
	Maine Health & Higher Educational Facilities Authority Revenue (Mainehealth)	5.000%	7/1/29	445	469
	Maine Health & Higher Educational Facilities Authority Revenue (Mainehealth)	5.000%	7/1/30	600	632
[3]	Maine Health & Higher Educational Facilities Authority Revenue (Mainehealth)	4.000%	7/1/36	150	149
[3]	Maine Health & Higher Educational Facilities Authority Revenue (Mainehealth)	5.500%	7/1/38	500	545
[3]	Maine Health & Higher Educational Facilities Authority Revenue (Mainehealth)	5.500%	7/1/42	750	794
	Maine Health & Higher Educational Facilities Authority Revenue (Northeastern University)	5.000%	10/1/39	1,000	1,063
	Maine State Housing Authority Revenue PUT	3.250%	11/15/25	2,740	2,740
	Portland ME General Airport Revenue	4.000%	1/1/39	820	783
	Portland ME General Airport Revenue	4.000%	1/1/40	1,155	1,079
	Regional School ME Unit No. 14 GO	5.000%	11/1/36	1,500	1,681
	Regional School ME Unit No. 14 GO	5.000%	11/1/41	1,000	1,068
					11,003
Maryland (0.3%)
	Anne Arundel County MD GO	5.000%	4/1/28	1,075	1,145
	Baltimore County MD GO	4.000%	3/1/30	1,200	1,217
	Baltimore County MD GO	5.000%	2/1/44	1,835	1,932
	Howard County MD Housing Commission General Revenue (Columbia Landing Apartments)	1.600%	6/1/29	1,000	911
	Maryland Community Development Administration Department of Housing & Community Development Residential Revenue	2.100%	9/1/41	1,350	907
	Maryland Community Development Administration Residential Revenue	5.000%	9/1/52	780	806
	Maryland Department of Transportation Revenue	5.000%	12/1/25	60	61
	Maryland Department of Transportation Revenue	4.000%	12/15/29	1,365	1,366
	Maryland Department of Transportation Revenue	3.000%	10/1/30	2,620	2,602
	Maryland Economic Development Corp. Revenue	5.000%	6/1/35	1,000	1,056
	Maryland Economic Development Corp. Student Housing Revenue	5.375%	7/1/38	1,250	1,320
[3]	Maryland Economic Development Corp. Student Housing Revenue	5.000%	7/1/45	300	301
	Maryland GO	4.000%	8/1/26	1,970	1,974
	Maryland GO	5.000%	8/1/26	2,110	2,164
	Maryland GO	3.250%	8/1/30	1,000	1,000
	Maryland Health & Higher Educational Facilities Authority Revenue PUT	5.000%	7/1/27	1,000	1,023
	Maryland Health & Higher Educational Facilities Authority Revenue (Adventist Healthcare Obligated Group)	5.500%	1/1/31	1,950	1,998
	Maryland Health & Higher Educational Facilities Authority Revenue (Adventist Healthcare)	5.000%	1/1/28	165	171
	Maryland Health & Higher Educational Facilities Authority Revenue (Anne Arundel Health System)	5.000%	7/1/31	750	764
	Maryland Health & Higher Educational Facilities Authority Revenue (Frederick Health System)	5.000%	7/1/27	500	517

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Maryland Health & Higher Educational Facilities Authority Revenue (Maryland Medical System) PUT	5.000%	7/1/31	500	548
[4,6]	Maryland Health & Higher Educational Facilities Authority Revenue (Maryland Medical System) PUT, SIFMA Municipal Swap Index Yield + 0.540%	2.460%	12/8/27	3,350	3,350
	Maryland Health & Higher Educational Facilities Authority Revenue (Meritus Medical Center Inc.)	5.000%	7/1/33	1,215	1,215
	Maryland Health & Higher Educational Facilities Authority Revenue (Stevenson University)	5.000%	6/1/29	270	282
	Maryland Health & Higher Educational Facilities Authority Revenue (University of Pittsburgh Medical Center)	4.000%	4/15/38	1,000	950
	Maryland State Stadium Authority Revenue	5.000%	3/1/29	1,000	1,077
	Maryland State Transportation Authority Facilities Projects Revenue	2.000%	7/1/35	1,500	1,213
	Maryland State Transportation Authority Facilities Projects Revenue	5.000%	7/1/43	1,000	1,048
	Washington MD Suburban Sanitary Commission Revenue	4.000%	6/15/33	1,000	1,011
	Washington Suburban Sanitary District Revenue (Montgomery & Prince George's Counties)	4.000%	6/1/43	1,105	1,054
					34,983
Massachusetts (0.9%)
	Commonwealth of Massachusetts GO	5.000%	5/1/41	1,000	1,066
	Commonwealth of Massachusetts GO	5.000%	12/1/42	1,785	1,888
	Commonwealth of Massachusetts GO	5.250%	9/1/43	2,000	2,058
	Commonwealth of Massachusetts GO	5.000%	4/1/44	500	523
	Commonwealth of Massachusetts GO	5.000%	7/1/45	3,000	3,040
[10]	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.500%	7/1/26	410	422
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/31	955	1,072
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/32	1,000	1,133
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/33	1,000	1,138
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/35	2,000	2,281
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/36	1,000	1,139
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/38	3,290	3,389
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/40	1,125	1,152
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/45	1,000	1,041
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/46	1,000	1,037
	Massachusetts Clean Water Trust Revolving Fund Refunding Revenue	5.000%	2/1/27	1,000	1,038
[13]	Massachusetts Development Finance Agency Revenue (Agawam Village Issue) PUT	5.000%	11/1/25	500	503
	Massachusetts Development Finance Agency Revenue (Amherst College) PUT	5.000%	11/1/35	1,000	1,133
	Massachusetts Development Finance Agency Revenue (Beth Israel Lahey Health Inc.)	5.000%	7/1/31	1,500	1,595
	Massachusetts Development Finance Agency Revenue (Beth Israel Lahey Health Inc.)	5.000%	7/1/32	1,665	1,824
	Massachusetts Development Finance Agency Revenue (Beth Israel Lahey Health Inc.)	5.000%	7/1/34	1,415	1,549
	Massachusetts Development Finance Agency Revenue (Boston College)	5.000%	7/1/37	1,750	1,793
	Massachusetts Development Finance Agency Revenue (Brown University)	5.250%	8/15/43	1,000	1,027
	Massachusetts Development Finance Agency Revenue (Brown University) PUT	5.000%	8/15/31	500	534
[6]	Massachusetts Development Finance Agency Revenue (Cape Cod Health Care)	5.000%	12/15/30	2,390	2,611
	Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/29	1,225	1,287
	Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/38	1,085	1,102
	Massachusetts Development Finance Agency Revenue (Emerson College)	5.000%	1/1/34	600	647
	Massachusetts Development Finance Agency Revenue (Emerson College)	5.250%	1/1/41	615	642
	Massachusetts Development Finance Agency Revenue (Emerson Hospital)	5.750%	2/1/41	2,075	1,933
	Massachusetts Development Finance Agency Revenue (Harvard University)	4.000%	2/15/36	2,000	2,043
	Massachusetts Development Finance Agency Revenue (Harvard University) PUT	5.000%	5/13/32	1,170	1,298
	Massachusetts Development Finance Agency Revenue (Harvard University) PUT	5.000%	11/15/35	1,730	1,941
	Massachusetts Development Finance Agency Revenue (Lahey Clinic Obligated Group)	5.000%	7/1/34	500	522
	Massachusetts Development Finance Agency Revenue (Lasell Village Inc.)	5.250%	7/1/45	500	501
	Massachusetts Development Finance Agency Revenue (Lesley University)	5.000%	7/1/38	385	386
	Massachusetts Development Finance Agency Revenue (Merrimack College)	5.000%	7/1/37	800	821
[6]	Massachusetts Development Finance Agency Revenue (Merrimack College)	5.000%	7/1/44	100	95
	Massachusetts Development Finance Agency Revenue (Seven Hills)	5.250%	9/1/34	605	648
	Massachusetts Development Finance Agency Revenue (Seven Hills)	5.250%	9/1/38	640	662
	Massachusetts Development Finance Agency Revenue (Simmons University)	5.000%	10/1/33	1,000	1,007
	Massachusetts Development Finance Agency Revenue (Southcoast Health System)	5.000%	7/1/28	200	210
	Massachusetts Development Finance Agency Revenue (UMass Memorial Health Care)	5.000%	7/1/25	1,275	1,275
	Massachusetts Development Finance Agency Revenue (UMass Memorial Health Care)	5.000%	7/1/35	500	546
	Massachusetts Development Finance Agency Revenue (UMass Student Housing Project)	5.000%	10/1/32	525	518
	Massachusetts Development Finance Agency Revenue (University Student Housing Project)	5.000%	6/1/40	1,000	1,048
	Massachusetts Development Finance Agency Revenue (Wellforce Inc.)	5.000%	7/1/34	2,000	2,029
	Massachusetts Development Finance Agency Revenue (Western New England University)	5.000%	9/1/32	1,105	1,125
	Massachusetts GO	5.000%	9/1/28	5,530	5,934
	Massachusetts GO	5.000%	10/1/30	6,000	6,659
	Massachusetts GO	5.250%	1/1/34	2,665	2,854
	Massachusetts GO	5.000%	5/1/40	2,255	2,325
	Massachusetts GO	2.000%	3/1/41	1,000	671
	Massachusetts GO	5.000%	3/1/41	2,000	2,130

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts GO	5.000%	11/1/43	2,500	2,590
	Massachusetts GO	5.000%	11/1/43	1,000	1,046
	Massachusetts Housing Finance Agency Revenue	4.000%	12/1/27	1,000	1,005
	Massachusetts Housing Finance Agency Revenue	4.050%	12/1/28	1,000	1,017
	Massachusetts Housing Finance Agency Revenue	3.500%	6/1/29	800	800
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/31	610	611
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	4.750%	8/15/32	1,335	1,337
	Massachusetts School Building Authority Dedicated Sales Tax Revenue Prere.	5.000%	8/15/25	890	892
[10]	Massachusetts Turnpike Authority Revenue (Metropolitan Highway System)	0.000%	1/1/29	1,180	1,061
	University of Massachusetts Building Authority Revenue	5.000%	5/1/39	2,000	2,064
					91,268
Michigan (1.2%)
[14]	Alpena MI Public Schools Unlimited Tax GO	4.250%	5/1/44	1,000	938
	Bloomfield Hills MI School District GO	5.000%	5/1/41	500	524
[14]	Chippewa Valley MI Schools GO	5.000%	5/1/33	1,000	1,006
	Detroit MI Downtown Development Authority Tax Increment Revenue (Catalyst Development Project)	5.000%	7/1/33	2,500	2,762
	Detroit MI Downtown Development Authority Tax Increment Revenue (Catalyst Development Project)	5.000%	7/1/42	1,000	1,032
	Detroit MI Regional Convention Facility Authority Revenue	5.000%	10/1/31	500	550
	Detroit MI Regional Convention Facility Authority Revenue	5.000%	10/1/36	1,000	1,071
	Detroit MI Unlimited Tax GO	5.000%	4/1/33	1,450	1,490
	Detroit MI Unlimited Tax GO	6.000%	5/1/43	25	27
[3]	Downriver MI Utility Wastewater Authority Revenue	5.000%	4/1/34	1,050	1,094
[3,14]	Fenton MI Area Public Schools Unlimited Tax GO	4.000%	5/1/41	1,315	1,224
	Grand Rapids MI Tax GO	5.000%	4/1/41	750	796
[3]	Grand Rapids Public Schools GO	5.000%	11/1/36	1,000	1,042
[3]	Grand Rapids Public Schools GO	5.000%	5/1/38	750	811
	Great Lakes MI Water Authority Sewage Disposal System Revenue	5.000%	7/1/35	1,945	2,173
	Great Lakes MI Water Authority Sewage Disposal System Revenue	5.000%	7/1/37	1,000	1,092
	Great Lakes MI Water Authority Sewer Disposal System Revenue	5.000%	7/1/27	1,840	1,924
	Great Lakes MI Water Authority Sewer Disposal System Revenue	5.000%	7/1/28	1,205	1,284
	Great Lakes MI Water Authority Sewer Disposal System Revenue	5.000%	7/1/29	1,200	1,275
	Great Lakes MI Water Authority Sewer Disposal System Revenue	5.000%	7/1/37	1,000	1,036
	Great Lakes MI Water Authority Sewer Disposal System Revenue	5.250%	7/1/41	2,400	2,552
	Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/29	1,420	1,532
[3]	Great Lakes MI Water Authority Water Supply System Revenue	4.000%	7/1/33	1,000	1,005
	Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/33	1,310	1,422
	Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/36	4,000	4,040
	Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/37	1,000	1,078
	Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/38	1,250	1,336
	Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/38	1,775	1,909
	Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/40	500	519
[14]	Howell MI Public Schools GO	5.000%	5/1/33	800	895
[14]	Hudsonville MI Public Schools GO	5.000%	5/1/31	420	436
	Ingham County MI Building Authority Revenue	3.000%	5/1/34	3,900	3,621
	Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.000%	11/1/29	970	1,008
[9]	Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.000%	11/1/35	570	634
	Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.000%	11/1/36	1,300	1,330
[14]	Lanse Creuse MI Public Schools Building Site Unlimited Tax GO	5.000%	5/1/44	1,000	1,047
[3]	Lansing MI GO	4.000%	6/1/39	1,000	959
[3]	Livonia MI Public School District GO	5.000%	5/1/40	3,765	3,949
	Michigan Building Authority Revenue	5.000%	4/15/33	1,000	1,004
	Michigan Building Authority Revenue	5.000%	4/15/36	1,235	1,256
	Michigan Building Authority Revenue	5.000%	10/15/41	200	210
	Michigan Finance Authority Act 38 Facilities Senior Revenue	5.000%	2/28/35	815	892
	Michigan Finance Authority Act 38 Facilities Senior Revenue	5.000%	8/31/35	1,000	1,088
	Michigan Finance Authority Act 38 Facilities Senior Revenue	4.125%	2/29/44	700	643
	Michigan Finance Authority Hospital Revenue Bonds (Beaumont-Spectrum Consolidation)	5.000%	4/15/29	1,000	1,071
	Michigan Finance Authority Hospital Revenue Bonds (Beaumont-Spectrum Consolidation)	5.000%	4/15/31	2,000	2,193
	Michigan Finance Authority Hospital Revenue Bonds (Beaumont-Spectrum Consolidation)	5.000%	4/15/36	1,000	1,072
	Michigan Finance Authority Hospital Revenue Bonds (Beaumont-Spectrum Consolidation)	5.000%	4/15/37	1,000	1,062
	Michigan Finance Authority Revenue	5.000%	10/1/34	2,565	2,699
	Michigan Finance Authority Revenue (Calvin University)	5.000%	9/1/35	605	635
	Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/28	750	751
	Michigan Finance Authority Revenue (Henry Ford Health System Obligated Group)	5.000%	11/15/26	1,210	1,247
	Michigan Finance Authority Revenue (Kalamazoo College Project)	5.000%	12/1/26	850	870

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Michigan Finance Authority Revenue (Kalamazoo College Project)	5.000%	12/1/27	965	1,003
	Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	2/15/34	1,700	1,787
	Michigan Finance Authority Revenue (McLaren Health Care Corp.)	4.000%	2/15/44	2,000	1,805
	Michigan Finance Authority Revenue (Revolving Fund Programs)	5.000%	10/1/42	2,065	2,196
	Michigan Finance Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/36	2,000	2,086
	Michigan Finance Authority Revenue (Tobacco Settlement Asset-Backed)	5.000%	6/1/33	1,000	1,042
	Michigan Finance Authority Revenue (Tobacco Settlement Asset-Backed)	4.000%	6/1/37	1,000	951
[6]	Michigan Finance Authority Revenue (Trinity Health) PUT	3.875%	2/1/28	2,000	2,001
	Michigan State Building Authority Revenue	5.000%	10/15/34	8,000	8,154
	Michigan State Hospital Finance Authority Revenue	4.000%	11/15/32	740	746
	Michigan State Hospital Finance Authority Revenue Prere.	4.000%	5/15/28	260	269
	Michigan State Hospital Finance Authority Revenue (Corewell Health)	5.000%	8/15/42	1,295	1,356
	Michigan State Hospital Finance Authority Revenue (Corewell Health)	5.000%	8/15/43	1,305	1,358
	Michigan State Hospital Finance Authority Revenue (Corewell Health) PUT	5.000%	6/1/32	1,000	1,081
	Michigan State Hospital Finance Authority Revenue (Corewell Health) PUT	5.000%	6/1/35	1,380	1,487
	Michigan State Housing Development Authority Multifamily Revenue PUT	3.625%	4/1/27	3,875	3,891
	Michigan State Housing Development Authority Revenue (Single-Family Mortgage)	3.500%	12/1/50	2,870	2,858
	Michigan State Housing Development Authority Revenue (Single-Family Mortgage)	5.000%	6/1/53	705	733
	Michigan State Housing Development Authority Revenue (Single-Family Mortgage)	5.500%	12/1/53	965	1,031
	Michigan State Housing Development Authority Revenue (Single-Family Mortgage)	6.250%	6/1/55	500	549
	Michigan State Housing Development Authority Revenue (Single-Family Mortgage)	6.250%	12/1/55	1,025	1,133
	Michigan Trunk Line Fund Bonds Revenue (Rebuilding Michigan Program)	4.000%	11/15/40	2,005	1,904
	Michigan Trunk Line Fund Bonds Revenue (Rebuilding Michigan Program)	5.000%	11/15/41	1,695	1,795
	Michigan Trunk Line Fund Bonds Revenue (Rebuilding Michigan Program)	5.000%	11/15/43	2,210	2,311
	Michigan Trunk Line Fund Bonds Revenue (Rebuilding Michigan Program)	5.000%	11/15/45	3,180	3,248
	Northville MI Public School GO	5.000%	5/1/39	1,025	1,066
	Northville MI Public Schools GO (Unlimited Tax)	4.000%	5/1/28	375	387
	Northville MI Public Schools Unlimited Tax GO	4.000%	5/1/26	500	505
	Northville MI Public Schools Unlimited Tax GO	4.000%	5/1/27	325	332
	Oakland University MI Revenue	5.000%	3/1/30	1,250	1,260
	Oakland University MI Revenue	5.000%	3/1/31	1,000	1,099
	Oakland University MI Revenue	5.000%	3/1/35	1,475	1,592
[14]	Saginaw City School District GO	4.000%	5/1/34	1,030	1,051
	University of Michigan Revenue	5.000%	4/1/29	20	20
	University of Michigan Revenue	5.000%	4/1/30	25	25
	University of Michigan Revenue	5.000%	4/1/32	2,050	2,119
[3]	University of Michigan Revenue	5.000%	11/15/33	200	217
	Wayne County MI Airport Authority Revenue	5.000%	12/1/25	870	876
	Wayne County MI Airport Authority Revenue	5.000%	12/1/30	1,300	1,306
					127,746
Minnesota (0.7%)
	Duluth MN Independent School District No. 709 COP	5.000%	2/1/28	350	368
	Goodridge MN Independent School District No. 561 GO	4.000%	2/1/43	1,455	1,343
	Hennepin County MN GO	5.000%	12/15/36	1,365	1,428
	Hennepin County MN GO	5.000%	12/1/43	2,410	2,538
	Hennepin County MN GO Sales Tax GO	5.000%	12/15/38	2,205	2,288
	Mankato MN Independent School District No. 77 GO	4.000%	2/1/42	2,000	1,883
	Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/26	450	455
	Minneapolis MN GO	5.000%	12/1/33	2,000	2,154
	Minneapolis MN Health Care System Revenue	4.000%	11/15/36	1,000	981
	Minneapolis MN Health Care System Revenue PUT	5.000%	11/15/28	1,085	1,140
	Minneapolis MN Health Care System Revenue PUT	5.000%	11/15/30	1,785	1,913
	Minnesota Agricultural & Economic Development Board Health Care Facilities Revenue	5.000%	1/1/42	1,165	1,184
	Minnesota GO	5.000%	8/1/29	5,000	5,449
	Minnesota GO	5.000%	9/1/30	5,000	5,539
	Minnesota GO	5.000%	8/1/33	1,440	1,520
	Minnesota GO	5.000%	10/1/33	3,235	3,370
	Minnesota GO	5.000%	8/1/35	1,000	1,063
	Minnesota GO	5.000%	10/1/37	5,000	5,155
	Minnesota GO	4.000%	8/1/41	2,000	1,939
	Minnesota Higher Education Facilities Authority Revenue (Hamline University)	5.000%	10/1/35	595	596
	Minnesota Housing Finance Agency Residential Bonds Revenue	6.250%	1/1/55	530	589
	Minnesota Housing Finance Agency Residential Bonds Revenue	6.500%	1/1/55	4,070	4,557
	Minnesota Housing Finance Agency Residential Bonds Revenue	6.250%	7/1/55	780	874
	Minnesota Housing Finance Agency Residential Housing Revenue	2.800%	12/1/47	566	474
	Minnesota Housing Finance Agency Residential Housing Revenue	3.500%	7/1/50	350	349
	Minnesota Housing Finance Agency Revenue (Housing Infrastructure)	4.000%	8/1/36	1,500	1,505
[5]	Minnesota Municipal Gas Agency Commodity Supply Revenue PUT	4.000%	12/1/27	6,245	6,310
[4,5]	Minnesota Municipal Gas Agency Commodity Supply Revenue PUT, SOFR + 1.000%	3.948%	12/1/27	1,000	999

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Minnesota Public Facilities Authority Revolving Fund Revenue	5.000%	3/1/31	8,000	8,102
	Osseo MN Independent School District No. 279 GO	5.000%	2/1/28	1,000	1,038
	Osseo MN Independent School District No. 279 GO	4.000%	2/1/38	2,000	1,997
	Owatonna MN Independent School District No. 761 GO	3.000%	2/1/32	1,190	1,161
	Rosemount MN Independent School District No. 196 GO	4.000%	2/1/41	5,000	4,809
	St. Cloud MN Health Care Revenue (CentraCare Health System)	5.000%	5/1/40	500	522
[7]	St. Cloud MN Independent School District No. 742 GO	0.000%	2/1/34	315	228
[7]	St. Cloud MN Independent School District No. 742 GO	0.000%	2/1/36	650	424
[7]	St. Cloud MN Independent School District No. 742 GO	0.000%	2/1/38	405	235
	St. Paul MN Housing & Redevelopment Authority Health Care facilities Revenue (Health Partners Obligated Group)	5.000%	7/1/32	1,000	1,098
	West St. Paul MN Independent School District No. 197 GO (Mendota Heights-Eagan)	4.000%	2/1/28	1,000	1,020
					78,597
Mississippi (0.4%)
	Lowndes County MS Solid Waste Disposal & Pollution Control Revenue PUT	2.650%	4/1/27	1,000	985
	Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development Revenue (Chevron Corp.) VRDO	4.050%	7/1/25	4,600	4,600
	Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development Revenue (Chevron U.S.A Inc. Project) VRDO	3.900%	7/1/25	2,200	2,200
	Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development Revenue (Chevron U.S.A Inc. Project) VRDO	3.900%	7/1/25	4,755	4,755
	Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development Revenue (Chevron U.S.A Inc. Project) VRDO	4.050%	7/1/25	5,750	5,750
	Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development Revenue (Chevron U.S.A Inc. Project) VRDO	4.050%	7/1/25	2,700	2,700
	Mississippi Development Bank SO Revenue (Marshall County Industrial Development Highway Refunding Project)	5.000%	1/1/26	1,335	1,348
	Mississippi Development Bank SO Revenue (Rankin County School District)	5.000%	6/1/30	1,765	1,825
	Mississippi Gaming Tax Revenue	5.000%	10/15/34	2,500	2,590
	Mississippi Gaming Tax Revenue	5.000%	10/15/36	1,500	1,542
	Mississippi GO	4.000%	10/1/36	2,185	2,169
	Mississippi GO Prere.	5.000%	11/1/25	1,000	1,007
	Mississippi Hospital Equipment & Facilities Authority Revenue (Forrest General Hospital Inc.)	5.000%	1/1/29	830	874
	Mississippi Hospital Equipment & Facilities Authority Revenue (Forrest General Hospital Inc.)	5.000%	1/1/30	625	664
	Mississippi Hospital Equipment & Facilities Authority Revenue (Forrest General Hospital Inc.)	5.000%	1/1/30	260	276
	Mississippi Hospital Equipment & Facilities Authority Revenue (North Mississippi Health Services)	5.000%	10/1/27	1,000	1,038
	Mississippi Hospital Equipment & Facilities Authority Revenue (North Mississippi Health Services)	5.000%	10/1/39	1,000	1,019
	Mississippi Institutions of Higher Learning Revenue (University of Mississippi Medical Center)	4.000%	6/1/34	1,000	1,003
	Mississippi State Alcoholic Beverage Control Revenue (ABC Warehouse Construction Project)	5.000%	10/1/33	300	337
	Mississippi State Alcoholic Beverage Control Revenue (ABC Warehouse Construction Project)	5.000%	10/1/41	1,000	1,051
	Mississippi State Gaming Tax Revenue	5.000%	10/15/32	2,800	2,920
	Mississippi State University Educational Building Corp. Revenue	5.000%	8/1/30	575	595
	Mississippi State University Educational Building Corp. Revenue	5.000%	8/1/31	515	532
					41,780
Missouri (0.8%)
	Bi-State Development Agency MO Illinois Metropolitan District Sales Tax Appropriation Revenue	4.000%	10/1/35	1,790	1,798
	Clay County MO Public Schools District GO	5.000%	3/1/39	1,375	1,452
	Curators University MO System Facilities Revenue	5.000%	11/1/31	1,245	1,396
	Curators University MO System Facilities Revenue	5.000%	11/1/34	1,055	1,205
	Greene County MO Reorganized School District No. 3 GO	4.000%	3/1/39	1,100	1,077
	Jackson County MO Reorganized School District No. 7 GO (Lee's Summit)	3.000%	3/1/40	3,000	2,444
	Jackson County MO School District No. 4 GO (Blue Springs)	6.000%	3/1/38	1,000	1,110
	Jackson County MO School District No. 4 GO (Blue Springs)	5.500%	3/1/43	1,500	1,628
	Jackson County MO SO Revenue (Truman Sports Complex Project)	5.000%	12/1/26	1,215	1,219
	Jackson County MO SO Revenue (Truman Sports Complex Project)	5.000%	12/1/31	1,500	1,505
	Kansas City MO GO	5.000%	2/1/34	325	362
	Kansas City MO GO	4.000%	2/1/41	1,665	1,570
	Kansas City MO GO	4.000%	2/1/43	1,350	1,240
	Kansas City MO GO	5.000%	2/1/43	750	773
	Kansas City MO Industrial Development Authority Multifamily Revenue	4.390%	9/1/42	995	960
	Kansas City MO Sanitary Sewer System Revenue	5.000%	1/1/32	1,020	1,068
	Kansas City MO SO Bonds Revenue (Missouri Projects)	5.000%	9/1/35	3,215	3,514
	Kansas City MO SO Revenue (Downtown Arena Project)	5.000%	4/1/39	1,000	1,080
	Kansas City MO Water Revenue	5.000%	12/1/35	2,000	2,249
	Kansas City MO Water Revenue	5.000%	12/1/42	1,500	1,580
	Metropolitan St. Louis MO Sewer District Wastewater System Revenue	5.000%	5/1/34	525	538
	Metropolitan St. Louis MO Sewer District Wastewater System Revenue	4.000%	5/1/41	4,145	4,178

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Missouri Health & Educational Facilities Authority Health Facilities Revenue (SSM Health Care) VRDO	3.900%	7/1/25	900	900
	Missouri Health & Educational Facilities Authority Health Facilities Revenue (SSM Health System) PUT	5.000%	6/1/28	1,000	1,052
	Missouri Health & Educational Facilities Authority Health Facilities Revenue (St. Luke's Health System)	5.000%	11/15/31	1,295	1,311
	Missouri Health & Educational Facilities Authority Health Facilities Revenue (St. Luke's Health System)	5.000%	12/1/31	1,050	1,111
	Missouri Health & Educational Facilities Authority Health Facilities Revenue (St. Luke's Health System)	5.000%	11/15/43	1,000	1,008
[5,6]	Missouri Health & Educational Facilities Authority Health Revenue (Mercy Health) TOB VRDO	4.150%	7/1/25	11,655	11,655
	Missouri Health & Educational Facilities Authority Revenue (BJC Health System)	4.000%	7/1/40	1,000	951
	Missouri Health & Educational Facilities Authority Revenue (Children's Mercy Hospital)	5.000%	5/15/36	1,100	1,110
	Missouri Health & Educational Facilities Authority Revenue (Lutheran Senior Services Projects)	5.000%	2/1/34	2,400	2,444
	Missouri Health & Educational Facilities Authority Revenue (Lutheran Senior Services Projects)	5.000%	2/1/35	3,755	3,926
	Missouri Health & Educational Facilities Authority Revenue (Mercy Health)	5.000%	11/15/34	1,500	1,501
	Missouri Health & Educational Facilities Authority Revenue (Mercy Health)	5.500%	12/1/41	2,000	2,128
[5]	Missouri Health & Educational Facilities Authority Revenue (St. Louis University) VRDO	3.850%	7/1/25	420	420
	Missouri Highway & Transportation Commission Revenue	5.000%	5/1/26	5,000	5,095
	Missouri Housing Development Commission Revenue	3.500%	11/1/50	315	314
	Missouri Housing Development Commission Revenue	5.000%	5/1/53	790	819
	Missouri Housing Development Commission Revenue	5.750%	5/1/53	175	186
	Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Prairie State Project)	5.000%	12/1/37	640	703
	Springfield MO Public Utilities Board COP	4.000%	11/1/45	2,285	2,046
	St. Louis County Industrial Development Authority Revenue	4.910%	1/1/42	2,000	1,984
	St. Louis County MO Industrial Development Authority Senior Living Facilities Revenue	5.000%	9/1/38	1,500	1,504
[3]	St. Louis MO Airport Revenue	5.000%	7/1/43	1,000	1,035
[6,11]	St. Louis MO Municipal Finance Corp. Leasehold Revenue	0.000%	7/15/26	1,260	1,215
[6,11]	St. Louis MO Municipal Finance Corp. Leasehold Revenue	0.000%	7/15/26	1,455	1,403
[3]	St. Louis MO Municipal Finance Corp. Leasehold Revenue	0.000%	7/15/33	1,000	726
					80,493
Montana (0.0%)
	Forsyth Mont Pollution Control Revenue (Avista Corp. Colstrip Project)	3.875%	10/1/32	1,050	1,047
	Forsyth MT Pollution Control Revenue	3.875%	7/1/28	1,000	1,014
	Montana Facility Finance Authority Hospital Revenue (Benefis Health System)	5.000%	2/15/32	825	842
					2,903
Multiple States (0.5%)
[15]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	2.650%	9/15/30	1,425	1,311
[6,15]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	2.600%	9/15/33	1,850	1,602
[6,15]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	2.625%	6/15/35	1,825	1,597
[6,15]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	2.650%	6/15/35	1,310	1,109
[6,15]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	2.750%	11/25/35	4,714	4,253
[15]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	3.400%	1/25/36	901	848
[6,15]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	2.650%	6/15/36	1,210	1,059
[15]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	4.033%	12/25/36	4,884	4,884
[15]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	3.157%	12/25/38	1,990	1,741
[15]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	4.002%	1/25/40	3,431	3,298
[15]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	4.552%	8/25/40	1,980	2,001
[15]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	4.546%	10/25/40	3,971	4,045
[15]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	4.155%	5/25/41	1,489	1,422
[15]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	4.519%	8/25/41	13,439	13,792
[15]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	4.563%	4/25/42	1,164	1,159
[15]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	4.095%	11/25/42	1,997	1,979
[15]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	2.990%	4/25/43	2,960	2,573
[5,6,15]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue TOB VRDO	4.150%	7/1/25	5,600	5,600
					54,273
Nebraska (0.3%)
	Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 3)	5.000%	9/1/27	1,000	1,030
	Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 3)	5.000%	9/1/42	1,315	1,350
	Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 4) PUT	5.000%	11/1/29	10,260	10,784
	Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 5) PUT	5.000%	10/1/29	2,030	2,120
	Central Plains Energy Project Nebraska Gas Supply Revenue PUT	5.000%	8/1/31	4,990	5,282
[7]	Douglas County NB Hospital Authority No. 2 Facilities Revenue (Methodist Healthy System)	5.250%	11/1/42	600	624
[7]	Douglas County NB Hospital Authority No. 3 Facilities Revenue (Methodist Healthy System)	5.250%	11/1/43	350	361
	Douglas County NE Educational Facilities Revenue (Creighton University Projects)	5.000%	7/1/36	1,000	1,105
[5]	Douglas County NE Hospital Authority No. 2 Revenue (Childrens Hospital) VRDO	4.000%	7/1/25	2,600	2,600
	Omaha NE Sewer Revenue	5.000%	11/15/29	2,500	2,508
	Omaha Public Power District NE Electric System Revenue	5.000%	2/1/42	1,600	1,688

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Omaha Public Power District NE Electric System Revenue	5.000%	2/1/44	1,000	1,042
	Papillion-La Vista NE School District No. 27 GO	5.000%	12/1/39	1,540	1,661
	Public Power Generation Agency Revenue (Whelan Energy Center Unit 2)	5.000%	1/1/34	375	421
					32,576
Nevada (0.4%)
	Carson City NV Hospital Revenue (Carson Tahoe Regional Medical Center)	5.000%	9/1/26	560	569
	Carson City NV Hospital Revenue (Carson Tahoe Regional Medical Center)	5.000%	9/1/28	1,220	1,253
	Clark County NV Airport System Revenue	5.000%	7/1/42	1,000	1,013
	Clark County NV GO	4.000%	6/1/32	1,505	1,521
	Clark County NV GO	4.000%	6/1/33	1,000	1,025
	Clark County NV Highway Improvement Motor Vehicle Fuel Tax Revenue	5.000%	7/1/36	1,075	1,104
[3]	Clark County NV Highway Improvement Revenue	4.000%	7/1/40	1,000	956
	Clark County NV Highway Improvement Revenue	3.000%	7/1/42	2,000	1,595
	Clark County NV Passenger Facility Charge Revenue	5.000%	7/1/32	1,000	1,067
	Clark County NV Pollution Control Refunding Revenue (Southern California Edison Co.)	2.100%	6/1/31	1,500	1,312
	Clark County NV School District GO	5.000%	6/15/31	1,000	1,109
	Clark County NV School District GO	5.000%	6/15/32	1,070	1,197
	Clark County NV School District GO	5.000%	6/15/33	1,065	1,199
[9]	Clark County NV School District GO	3.000%	6/15/34	1,000	915
[9]	Clark County NV School District GO	3.000%	6/15/37	1,000	852
	Clark County NV School District GO	3.000%	6/15/38	1,000	826
	Clark County NV School District GO	3.000%	6/15/40	1,600	1,268
[3]	Clark County NV School District GO	3.000%	6/15/41	2,680	2,205
	Las Vegas NV Convention & Visitors Authority Revenue	5.000%	7/1/37	1,100	1,191
	Las Vegas Valley Water District Nevada GO	5.000%	6/1/35	1,870	1,894
	Las Vegas Valley Water District Nevada GO	5.000%	6/1/38	1,000	1,044
	Nevada Highway Improvement Revenue (Motor Vehicle Fuel Tax)	4.000%	12/1/32	1,660	1,671
	Nevada Highway Improvement Revenue (Motor Vehicle Fuel Tax)	5.000%	12/1/38	1,695	1,853
[5,6]	Nevada Housing Divisional Custodial Receipts Revenue TOB VRDO	4.170%	7/1/25	12,150	12,150
[6]	North Las Vegas NV Local Improvement Special Bonds	5.500%	6/1/37	730	746
	Reno NV Sales Tax Revenue (Reno Transportation Rail Access)	5.000%	6/1/27	250	259
	Reno NV Sales Tax Revenue (Reno Transportation Rail Access)	5.000%	6/1/28	250	264
	Reno NV Sales Tax Revenue (Reno Transportation Rail Access)	5.000%	6/1/32	250	264
	Reno NV Sales Tax Revenue (Reno Transportation Rail Access)	5.000%	6/1/33	250	263
	Reno-Tahoe NV Airport Authority Revenue	5.000%	7/1/38	500	540
	Truckee Meadows NV Water Authority Water Revenue Prere.	5.000%	7/1/26	1,510	1,545
	Washoe County NV School District GO	3.000%	6/1/40	1,500	1,250
	Washoe County NV School District GO	3.000%	6/1/42	1,500	1,192
					47,112
New Hampshire (0.4%)
	Manchester NH Sewer Revenue (Green Bonds)	4.000%	6/1/46	915	810
	Nashua NH GO	3.000%	10/1/41	1,490	1,259
	National Finance Authority NH Municipal Certificates Revenue	3.625%	8/20/39	1,986	1,818
	National Finance Authority NH Municipal Certificates Revenue	4.168%	1/20/41	1,247	1,184
	National Finance Authority NH Municipal Certificates Revenue	4.168%	1/20/41	250	224
	National Finance Authority NH Municipal Certificates Revenue	4.163%	10/20/41	1,094	1,014
[6]	National Finance Authority NH Revenue	4.875%	12/1/33	600	596
	National Finance Authority NH Revenue	4.125%	1/20/34	5,125	5,067
	National Finance Authority NH Revenue	3.875%	1/20/38	2,561	2,338
	National Finance Authority NH Revenue	4.250%	7/20/41	4,929	4,702
	National Finance Authority NH Revenue PUT	4.150%	10/1/34	1,000	966
	National Finance Authority NH Revenue PUT	4.750%	6/1/35	2,000	2,008
	National Finance Authority NH Revenue PUT	5.150%	6/1/35	500	504
	National Finance Authority NH Revenue (Dickinson College Project)	5.000%	11/1/42	1,475	1,522
[6]	National Finance Authority NH Revenue (Mirador Project)	6.000%	12/1/31	1,000	1,003
[6]	National Finance Authority NH Revenue (Princeton Area Projects)	5.500%	12/1/30	1,125	1,134
[6]	National Finance Authority NH Revenue (Tamarron Project)	5.250%	12/1/35	1,351	1,350
[6]	National Finance Authority NH Revenue (Valencia Project)	5.300%	12/1/32	1,000	1,000
[6]	National Finance Authority NH Revenue (Wildflower Project)	0.000%	12/15/33	1,000	603
	National Finance Authority NH Revenue (Winston-Salem Sustainable Energy Partners)	5.000%	12/1/35	1,615	1,746
	National Finance Authority NH Revenue (Winston-Salem Sustainable Energy Partners)	5.250%	6/1/42	1,650	1,683
	National Finance Authority NH Revenue (Winston-Salem Sustainable Energy Partners)	5.250%	6/1/44	1,235	1,250
[6]	National Finance Authority NH Specialty Pharmacy Ltd. Obligation Revenue	5.625%	12/15/33	500	509
	National NH Finance Authority Municipal Certificates Revenue	4.375%	9/20/36	961	930
	New Hampshire Business Finance Authority Pollution Control Refunding Revenue	4.500%	10/1/33	1,000	1,024
	New Hampshire Health & Education Facilities Authority Revenue	5.000%	10/1/34	1,000	1,086
	New Hampshire Health & Education Facilities Authority Revenue (Dartmouth College) PUT	3.300%	8/3/27	1,000	1,003
	New Hampshire Health & Education Facilities Authority Revenue (Dartmouth Health)	5.000%	8/1/42	1,000	1,024
	New Hampshire Health & Education Facilities Authority Revenue (Dartmouth Health)	5.000%	8/1/44	1,500	1,519

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Hampshire Health & Education Facilities Authority Revenue (Dartmouth-Hitchcock Health)	5.000%	8/1/34	850	872
					41,748
New Jersey (1.2%)
	Cape May County NJ GO	2.000%	9/15/30	2,605	2,372
[3]	Casino NJ Reinvestment Development Authority Luxury Tax Revenue	5.000%	11/1/32	1,000	1,107
[3]	Casino NJ Reinvestment Development Authority Luxury Tax Revenue	5.000%	11/1/35	1,000	1,103
	Cherry Hill Township NJ School District Board of Education GO	3.000%	8/1/32	3,000	2,944
[3]	Clifton NJ Board of Education School Bonds GO	2.000%	8/15/34	1,500	1,224
	Hudson County NJ General Improvement Bonds GO	2.125%	11/15/36	1,000	766
[9]	Lindenwold Boro NJ School District Bonds GO	3.125%	2/1/36	1,390	1,292
[9]	Montclair NJ Township Board of Education Schools GO	3.125%	1/15/35	965	902
	New Jersey Economic Development Authority Revenue	5.250%	6/15/27	260	260
	New Jersey Economic Development Authority Revenue	4.000%	7/1/34	1,105	1,081
	New Jersey Economic Development Authority Revenue	4.000%	6/15/35	500	496
	New Jersey Economic Development Authority Revenue	5.000%	6/15/35	2,000	2,035
	New Jersey Economic Development Authority Revenue Prere.	5.500%	12/15/26	2,000	2,082
[10]	New Jersey Economic Development Authority Revenue (Motor Vehicle Surcharge)	5.250%	7/1/26	405	412
	New Jersey Economic Development Authority Revenue (Portal North Bridge Project)	5.250%	11/1/40	4,000	4,196
	New Jersey Economic Development Authority Revenue (Portal North Bridge Project)	5.250%	11/1/41	5,000	5,210
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/26	1,325	1,342
[10]	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	9/1/27	1,000	1,056
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/28	1,400	1,478
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	6/15/34	1,000	1,100
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	6/15/35	700	731
	New Jersey Educational Facilities Authority Revenue (Princeton University)	2.000%	3/1/37	1,000	779
	New Jersey Educational Facilities Authority Revenue (Princeton University) PUT	5.000%	7/1/31	1,370	1,506
	New Jersey Educational Facilities Authority Revenue (Princeton University) PUT	5.000%	7/1/35	1,000	1,118
	New Jersey GO	2.000%	6/1/31	1,295	1,170
	New Jersey GO	2.000%	6/1/32	1,230	1,083
	New Jersey GO	2.000%	6/1/35	1,000	802
	New Jersey Health Care Facilities Financing Authority Revenue	5.000%	7/1/34	500	532
	New Jersey Health Care Facilities Financing Authority Revenue (Atlanticare Health System)	3.000%	7/1/40	145	122
	New Jersey Health Care Facilities Financing Authority Revenue (St. Joseph's Healthcare System)	5.000%	7/1/27	1,000	1,011
	New Jersey Health Care Facilities Financing Authority Revenue (St. Peter's University Hospitals)	5.000%	7/1/31	1,000	1,072
	New Jersey Housing & Mortgage Finance Agency Multifamily Revenue	3.375%	11/1/27	280	280
[7]	New Jersey Housing & Mortgage Finance Agency Single Family Revenue	6.500%	4/1/56	560	627
	New Jersey State Turnpike Authority Revenue	5.000%	1/1/43	2,000	2,088
	New Jersey State Turnpike Authority Revenue	5.000%	1/1/44	1,000	1,039
	New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/28	620	631
	New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/30	1,000	1,015
	New Jersey Transportation Trust Fund Authority Program Bonds Revenue	5.000%	6/15/35	1,000	1,081
	New Jersey Transportation Trust Fund Authority Program Bonds Revenue	5.000%	6/15/40	1,000	1,039
	New Jersey Transportation Trust Fund Authority Program Bonds Revenue	5.000%	6/15/40	565	588
	New Jersey Transportation Trust Fund Authority Program Bonds Revenue	5.000%	6/15/41	1,000	1,035
	New Jersey Transportation Trust Fund Authority Program Bonds Revenue	4.000%	6/15/42	1,750	1,604
	New Jersey Transportation Trust Fund Authority Program Bonds Revenue	5.000%	6/15/42	1,000	1,028
	New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/27	1,000	1,051
	New Jersey Transportation Trust Fund Authority Revenue	5.000%	6/15/28	1,000	1,060
[3]	New Jersey Transportation Trust Fund Authority Revenue	0.000%	12/15/29	1,700	1,478
	New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/30	1,285	1,362
	New Jersey Transportation Trust Fund Authority Revenue	5.000%	6/15/31	1,000	1,057
	New Jersey Transportation Trust Fund Authority Revenue	5.000%	6/15/32	2,360	2,610
	New Jersey Transportation Trust Fund Authority Revenue	5.000%	6/15/33	3,000	3,323
	New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/33	1,115	1,163
	New Jersey Transportation Trust Fund Authority Revenue	5.000%	6/15/34	2,500	2,770
	New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/34	1,640	1,700
	New Jersey Transportation Trust Fund Authority Revenue	5.000%	6/15/35	2,845	3,128
	New Jersey Transportation Trust Fund Authority Revenue	5.000%	6/15/37	1,250	1,345
	New Jersey Transportation Trust Fund Authority Revenue	5.000%	6/15/40	1,155	1,209
[10]	New Jersey Transportation Trust Fund Authority System Bonds Revenue	0.000%	12/15/30	1,365	1,137
[10,16]	New Jersey Transportation Trust Fund Authority System Bonds Revenue	0.000%	12/15/31	265	214
[3]	New Jersey Transportation Trust Fund Authority System Bonds Revenue	0.000%	12/15/32	1,000	770
	New Jersey Transportation Trust Fund Authority System Bonds Revenue	5.000%	12/15/32	1,000	1,049
	New Jersey Transportation Trust Fund Authority System Bonds Revenue	0.000%	12/15/34	1,000	697
	New Jersey Transportation Trust Fund Authority System Bonds Revenue	0.000%	12/15/34	1,310	913
	New Jersey Transportation Trust Fund Authority System Bonds Revenue	4.000%	6/15/35	500	497
[11]	New Jersey Transportation Trust Fund Authority System Bonds Revenue	0.000%	12/15/35	1,490	987

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[11]	New Jersey Transportation Trust Fund Authority System Bonds Revenue	0.000%	12/15/36	2,905	1,817
	New Jersey Transportation Trust Fund Authority System Bonds Revenue	0.000%	12/15/36	1,000	626
	New Jersey Transportation Trust Fund Authority System Bonds Revenue	0.000%	12/15/38	3,000	1,656
[11]	New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/26	1,455	1,394
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	12/15/27	5,260	5,527
[10]	New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/31	2,000	1,599
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	6/15/38	1,500	1,586
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/39	3,175	1,644
	New Jersey Turnpike Authority Revenue	5.000%	1/1/27	1,000	1,033
	New Jersey Turnpike Authority Revenue	5.000%	1/1/28	300	309
	New Jersey Turnpike Authority Revenue	5.000%	1/1/33	1,000	1,123
	New Jersey Turnpike Authority Revenue	5.000%	1/1/33	1,500	1,685
	New Jersey Turnpike Authority Revenue	5.000%	1/1/34	1,000	1,127
	New Jersey Turnpike Authority Revenue	5.000%	1/1/34	3,080	3,472
[7]	New Jersey Turnpike Authority Revenue	5.000%	1/1/34	1,000	1,114
	New Jersey Turnpike Authority Revenue	5.000%	1/1/36	1,300	1,456
	New Jersey Turnpike Authority Revenue	5.000%	1/1/44	1,000	1,046
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/26	1,825	1,844
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/27	3,200	3,272
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/30	1,555	1,601
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/31	1,000	1,028
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/32	1,000	1,025
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/35	1,570	1,596
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/36	1,500	1,521
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/37	1,000	1,011
					125,071
New Mexico (0.2%)
	Farmington NM Pollution Control Revenue (Edison Co. Four Corners Project)	1.800%	4/1/29	1,000	917
	Farmington NM Pollution Control Revenue (Edison Co. Four Corners Project)	1.800%	4/1/29	1,550	1,421
	Farmington NM Pollution Control Revenue (San Juan & Four Corners Projects)	2.150%	4/1/33	2,675	2,246
	Farmington NM Pollution Control Revenue (San Juan Project) PUT	3.900%	6/1/28	875	886
	Farmington NM Pollution Control Revenue (San Juan Project) PUT	3.875%	6/1/29	610	618
	Farmington NM Pollution Control Revenue (San Juan Project) PUT	3.875%	6/1/29	110	111
	Farmington NM Pollution Control Revenue (San Juan Project) PUT	3.875%	6/1/29	165	167
	Farmington NM Pollution Control Revenue (Southern California Edison Co.)	1.800%	4/1/29	1,000	917
	New Mexico Hospital Equipment Loan Council Hospital System Revenue (Presbyterian Healthcare Services) Prere.	5.000%	8/1/25	1,520	1,522
[5]	New Mexico Hospital Equipment Loan Council Hospital System Revenue (Presbyterian Healthcare Services) VRDO	4.000%	7/1/25	3,730	3,730
	New Mexico Mortgage Finance Authority Revenue	3.000%	1/1/52	795	782
	New Mexico Municipal Energy Acquisition Authority Gas Supply Revenue PUT	5.000%	11/1/30	7,380	7,822
					21,139
New York (7.2%)
	Battery Park City NY Authority Revenue	5.000%	11/1/38	750	789
	Brooklyn Arena Local Development Corp. NY Pilot Revenue (Barclays Center Project)	5.000%	7/15/30	700	713
	Brooklyn Arena Local Development Corp. NY Pilot Revenue (Barclays Center Project)	0.000%	7/15/32	1,430	1,082
	Brooklyn Arena Local Development Corp. NY Pilot Revenue (Barclays Center Project)	0.000%	7/15/33	1,500	1,083
	Brooklyn Arena Local Development Corp. NY Pilot Revenue (Barclays Center Project)	0.000%	7/15/35	470	305
	Build NY Resource Corp. Revenue	5.000%	7/1/32	325	340
	Build NY Resource Corp. Revenue	5.000%	7/1/34	415	438
	Build NY Resource Corp. Revenue	5.000%	7/1/35	550	576
	Dutchess County NY Local Development Corp. Revenue	5.000%	7/1/32	1,110	1,164
	Dutchess County NY Local Development Corp. Revenue (Culinary Institute of America Project)	5.000%	7/1/31	425	455
	Dutchess County NY Local Development Corp. Revenue (Culinary Institute of America Project)	5.000%	7/1/33	200	202
	Dutchess County NY Local Development Corp. Revenue (Culinary Institute of America Project)	5.000%	7/1/34	240	242
	Dutchess County NY Local Development Corp. Revenue (Culinary Institute of America Project)	4.000%	7/1/37	555	536
	Dutchess County NY Local Development Corp. Revenue (Culinary Institute of America Project)	4.000%	7/1/41	650	587
	Erie County NY Fiscal Stability Authority Revenue	5.000%	9/1/30	500	521
	Genesee County NY Funding Corp. Revenue (Rochester Regional Health Project)	5.000%	12/1/35	700	738
	Hudson Yards Infrastructure Corp. New York Revenue	5.000%	2/15/35	10,000	10,236
	Hudson Yards Infrastructure Corp. New York Revenue	5.000%	2/15/36	1,500	1,532
	Hudson Yards Infrastructure Corp. New York Revenue	5.000%	2/15/37	520	530
	Hudson Yards Infrastructure Corp. New York Revenue	4.000%	2/15/42	1,000	935
	Long Island Power Authority NY Electric System Revenue	5.000%	9/1/35	1,095	1,147
	Long Island Power Authority NY Electric System Revenue PUT	1.500%	9/1/26	1,360	1,329
	Long Island Power Authority NY Electric System Revenue PUT	3.000%	9/1/29	1,000	962
	Metropolitan Transportation Authority NY Dedicated Tax Green Bonds	5.000%	11/15/43	1,000	1,047
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/27	1,000	1,027
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/29	1,115	1,142

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/29	4,070	4,392
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/30	1,675	1,744
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/30	1,935	2,111
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/31	300	330
	Metropolitan Transportation Authority NY Revenue	4.000%	11/15/32	1,000	1,006
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/32	555	617
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/33	2,500	2,786
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/34	2,500	2,581
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/34	2,685	2,989
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/35	2,275	2,341
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/35	4,915	5,040
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/35	1,000	1,023
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/35	1,565	1,730
	Metropolitan Transportation Authority NY Revenue	4.000%	11/15/38	2,000	1,916
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/39	1,100	1,158
	Metropolitan Transportation Authority NY Revenue	4.000%	11/15/40	810	749
[3]	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/40	1,000	1,029
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/40	1,000	1,039
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/40	1,030	1,072
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/40	1,320	1,377
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/41	920	950
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/41	3,090	3,194
	Metropolitan Transportation Authority NY Revenue	4.000%	11/15/42	1,500	1,330
	Metropolitan Transportation Authority NY Revenue	4.000%	11/15/42	800	713
	Metropolitan Transportation Authority NY Revenue	4.000%	11/15/42	2,435	2,175
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/42	625	641
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/42	910	934
	Metropolitan Transportation Authority NY Revenue	4.000%	11/15/43	1,000	883
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/43	500	506
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/43	100	102
[9]	Metropolitan Transportation Authority NY Revenue	4.000%	11/15/44	1,700	1,502
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/44	1,800	1,823
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/44	405	411
	Metropolitan Transportation Authority NY Revenue	4.000%	11/15/45	3,000	2,579
[5]	Metropolitan Transportation Authority NY Revenue VRDO	3.900%	7/1/25	9,840	9,840
[5]	Metropolitan Transportation Authority NY Revenue VRDO	4.050%	7/1/25	2,350	2,350
	Monroe County NY Industrial Development Agency School Facility Revenue (Rochester Schools Modernization Project)	5.000%	5/1/31	1,970	2,047
	Monroe County NY Industrial Development Corp. Revenue (Rochester Regional Health)	4.000%	12/1/39	2,120	1,963
	Monroe County NY Industrial Development Corp. Revenue (University of Rochester Projects)	5.000%	12/1/28	555	586
	New York City NY GO	5.000%	8/1/27	1,000	1,049
	New York City NY GO	5.000%	8/1/30	1,000	1,102
	New York City NY GO	5.000%	8/1/31	1,000	1,112
	New York City NY GO	5.000%	8/1/32	1,000	1,120
	New York City NY GO	5.000%	8/1/32	1,000	1,019
	New York City NY GO	5.000%	8/1/32	1,925	2,156
	New York City NY GO	5.000%	12/1/32	1,755	1,798
	New York City NY GO	5.000%	8/1/33	1,020	1,149
	New York City NY GO	5.000%	10/1/34	1,940	2,055
	New York City NY GO	5.000%	12/1/35	1,120	1,142
	New York City NY GO	5.000%	10/1/36	3,875	3,988
	New York City NY GO	5.000%	9/1/37	1,250	1,367
	New York City NY GO	4.000%	10/1/37	6,640	6,531
	New York City NY GO	5.000%	2/1/38	1,000	1,096
	New York City NY GO	5.000%	2/1/39	1,455	1,579
	New York City NY GO	5.000%	4/1/39	2,260	2,305
	New York City NY GO	5.000%	8/1/39	1,625	1,680
	New York City NY GO	5.000%	8/1/39	2,000	2,125
	New York City NY GO	4.000%	3/1/40	1,000	949
	New York City NY GO	5.000%	4/1/40	3,095	3,294
	New York City NY GO	5.000%	8/1/40	875	927
	New York City NY GO	5.000%	9/1/40	1,760	1,878
	New York City NY GO	5.250%	9/1/40	6,000	6,403
	New York City NY GO	3.000%	3/1/41	1,210	968
	New York City NY GO	4.000%	3/1/41	1,000	934
	New York City NY GO	4.000%	4/1/41	2,715	2,535
	New York City NY GO	5.000%	4/1/41	3,000	3,141
	New York City NY GO	5.250%	5/1/41	1,250	1,322
	New York City NY GO	5.000%	8/1/41	1,250	1,311
	New York City NY GO	5.000%	2/1/42	1,000	1,051

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York City NY GO	4.000%	4/1/42	3,000	2,761
	New York City NY GO	5.000%	9/1/42	1,955	2,047
	New York City NY GO	5.250%	10/1/42	1,000	1,053
	New York City NY GO	5.000%	4/1/43	1,000	1,036
	New York City NY GO	5.250%	4/1/43	1,000	1,052
	New York City NY GO	5.000%	3/1/44	1,000	1,031
	New York City NY GO	5.000%	4/1/44	4,540	4,682
	New York City NY GO	5.000%	8/1/45	2,500	2,557
	New York City NY GO	5.000%	8/1/47	1,000	1,014
[5]	New York City NY GO VRDO	4.050%	7/1/25	450	450
	New York City NY Housing Development Corp. Multi-Family Housing Revenue	4.000%	12/15/31	100	102
	New York City NY Housing Development Corp. Multi-Family Housing Revenue	4.375%	12/15/31	100	102
	New York City NY Housing Development Corp. Multi-Family Housing Revenue	3.700%	11/1/38	670	612
	New York City NY Housing Development Corp. Multi-Family Housing Revenue	2.350%	11/1/40	2,000	1,452
[13]	New York City NY Housing Development Corp. Multi-Family Housing Revenue PUT	0.600%	7/1/25	1,775	1,775
[13]	New York City NY Housing Development Corp. Multi-Family Housing Revenue PUT	0.900%	1/1/26	1,000	985
	New York City NY Housing Development Corp. Multi-Family Housing Revenue PUT	2.950%	2/1/26	1,000	993
	New York City NY Housing Development Corp. Multi-Family Housing Revenue PUT	4.300%	11/1/28	1,000	1,020
	New York City NY Housing Development Corp. Multi-Family Housing Revenue PUT	3.750%	7/2/29	1,055	1,062
	New York City NY Housing Development Corp. Multi-Family Housing Revenue PUT	3.950%	7/2/29	625	633
[13]	New York City NY Housing Development Corp. Multi-Family Housing Revenue (Sustainable Development Bonds) PUT	3.400%	12/22/26	1,000	1,000
[13]	New York City NY Housing Development Corp. Multi-Family Housing Revenue (Sustainable Development Bonds) PUT	3.400%	12/22/26	1,000	1,000
	New York City NY Housing Development Corp. Multi-Family Housing Revenue (Sustainable Development Bonds) PUT	3.700%	12/30/27	2,000	2,004
[13]	New York City NY Housing Development Corp. Multi-Family Housing Revenue (Sustainable Development Bonds) PUT	3.625%	7/1/28	1,975	1,992
	New York City NY Housing Development Corp. Multi-Family Housing Revenue (Sustainable Development Bonds) PUT	3.700%	7/3/28	1,400	1,419
	New York City NY Housing Development Corp. Multi-Family Housing Revenue (Sustainable Development Bonds) PUT	3.730%	12/29/28	1,000	1,002
	New York City NY Housing Development Corp. Multi-Family Housing Revenue (Sustainable Neighborhood Bonds)	3.000%	11/1/39	785	645
[3]	New York City NY Industrial Development Agency Revenue (Yankee Stadium Project)	4.000%	3/1/31	1,250	1,270
[3]	New York City NY Industrial Development Agency Revenue (Yankee Stadium Project)	3.000%	3/1/38	2,000	1,721
[3]	New York City NY Industrial Development Agency Revenue (Yankee Stadium Projects)	3.000%	3/1/36	2,000	1,816
[5]	New York City NY Industrial Development Agency Special Facility Revenue VRDO	4.050%	7/1/25	900	900
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.250%	6/15/33	1,000	1,037
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/36	2,000	2,008
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/36	1,000	1,137
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/38	1,000	1,023
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/39	2,500	2,580
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/40	2,000	2,054
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/40	2,500	2,544
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	4.000%	6/15/42	4,745	4,387
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/43	215	224
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/44	1,000	1,035
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	4.000%	6/15/45	3,100	2,773
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	4.000%	6/15/45	1,100	986
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	4.125%	6/15/46	3,000	2,752
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/46	210	216
[5]	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	3.900%	7/1/25	2,100	2,100
[5]	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	3.900%	7/1/25	4,700	4,700
[5]	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	3.900%	7/1/25	3,350	3,350
[5]	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	4.000%	7/1/25	6,200	6,200
[5]	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	4.000%	7/1/25	700	700
[5]	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	4.050%	7/1/25	15,435	15,435
[5]	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	4.050%	7/1/25	18,590	18,590
	New York City NY Transitional Finance Authority Building AID Revenue	5.000%	7/15/28	1,730	1,732
	New York City NY Transitional Finance Authority Building AID Revenue	5.000%	7/15/29	2,000	2,002
	New York City NY Transitional Finance Authority Building AID Revenue	5.000%	7/15/30	870	879
	New York City NY Transitional Finance Authority Building AID Revenue	5.000%	7/15/35	1,635	1,696
	New York City NY Transitional Finance Authority Building AID Revenue	5.250%	7/15/35	1,525	1,595
	New York City NY Transitional Finance Authority Building AID Revenue	5.000%	7/15/36	3,250	3,357
	New York City NY Transitional Finance Authority Building AID Revenue	4.000%	7/15/38	1,750	1,712
	New York City NY Transitional Finance Authority Building AID Revenue	5.000%	7/15/43	1,000	1,010
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/29	1,000	1,085
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/29	1,000	1,085
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/30	1,500	1,652

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/30	1,000	1,102
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/30	1,000	1,109
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/31	2,445	2,469
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/32	1,800	2,020
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/32	1,500	1,507
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/33	1,000	1,128
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/34	1,710	1,738
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/34	1,565	1,571
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/35	1,525	1,570
	New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	11/1/35	2,500	2,513
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/35	1,745	1,751
	New York City NY Transitional Finance Authority Future Tax Revenue	5.250%	11/1/35	1,000	1,107
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/36	1,580	1,618
	New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	8/1/36	1,235	1,235
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/37	1,680	1,720
	New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	11/1/38	1,250	1,215
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/39	2,740	2,806
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/40	1,485	1,518
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/40	1,000	1,064
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/41	1,000	1,056
	New York City NY Transitional Finance Authority Future Tax Revenue	5.500%	5/1/41	1,000	1,085
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/41	1,000	1,056
	New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	5/1/42	2,195	2,026
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/42	1,750	1,831
	New York City NY Transitional Finance Authority Future Tax Revenue	5.500%	5/1/42	1,000	1,083
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/43	2,425	2,522
	New York City NY Transitional Finance Authority Future Tax Revenue	5.500%	5/1/44	1,000	1,071
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	11/1/28	2,610	2,807
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	11/1/29	1,000	1,094
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	5/1/32	1,245	1,398
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	11/1/32	1,500	1,690
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	11/1/32	1,000	1,127
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	8/1/34	2,895	3,019
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	11/1/34	1,000	1,131
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	8/1/35	2,015	2,093
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	2/1/36	110	119
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	2/1/36	2,000	2,043
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	5/1/36	1,145	1,272
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	8/1/36	2,325	2,406
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	11/1/36	2,595	2,882
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	4.000%	8/1/37	250	248
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	11/1/37	1,110	1,214
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	11/1/37	2,260	2,482
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	11/1/37	1,165	1,279
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	4.000%	2/1/38	200	197
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	4.000%	8/1/38	3,160	3,090
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	4.000%	2/1/39	3,000	2,926
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	2/1/39	1,020	1,079
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	4.000%	5/1/39	2,000	1,945
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	2/1/40	545	573
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	3.000%	8/1/40	1,500	1,239
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	2/1/41	1,545	1,612
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	5/1/41	1,090	1,157
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	3.000%	8/1/41	1,000	805
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.250%	11/1/41	8,000	8,526
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	4.000%	2/1/42	2,900	2,679
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	2/1/42	510	528
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	2/1/42	2,000	2,077
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	2/1/42	1,075	1,124
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	5/1/42	1,570	1,631
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	5/1/42	1,085	1,140
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	2/1/43	1,000	1,004
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	4.000%	11/1/43	1,000	911
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	11/1/43	1,605	1,674
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	5/1/44	1,395	1,446
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	5/1/44	5,000	5,184
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	2/1/45	2,000	2,061
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	11/1/45	2,000	2,065
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	11/1/46	2,000	2,058
[5]	New York City NY Transitional Finance Authority Future Tax Secured Revenue VRDO	3.900%	7/1/25	2,800	2,800

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	New York City NY Transitional Finance Authority Future Tax Secured Revenue VRDO	3.950%	7/1/25	1,150	1,150
	New York City NY Transitional Finance Authority Revenue	5.000%	8/1/35	1,500	1,558
	New York City NY Transitional Finance Authority Revenue	5.000%	8/1/36	5,710	5,909
	New York City NY Transitional Finance Authority Revenue	5.000%	5/1/38	1,675	1,720
	New York City NY Transitional Finance Authority Revenue	5.000%	5/1/39	1,335	1,375
	New York City NY Trust for Cultural Resources Revenue (Lincoln Center for the Performing Arts Inc.)	4.000%	12/1/33	1,000	1,017
	New York Liberty Development Corp. Revenue (1 World Trade Center Project)	3.000%	2/15/42	500	388
[9]	New York Liberty Development Corp. Revenue (1 World Trade Center Project)	3.000%	2/15/42	2,000	1,564
	New York Liberty Development Corp. Revenue (1 World Trade Center Project)	2.750%	2/15/44	1,000	704
	New York Liberty Development Corp. Revenue (4 World Trade Center Project)	1.900%	11/15/31	1,500	1,302
	New York Liberty Development Corp. Revenue (4 World Trade Center Project)	2.100%	11/15/32	1,900	1,638
	New York Liberty Development Corp. Revenue (4 World Trade Center Project)	2.200%	11/15/33	1,440	1,221
	New York Liberty Development Corp. Revenue (4 World Trade Center Project)	2.300%	11/15/34	1,500	1,251
	New York Liberty Development Corp. Revenue (4 World Trade Center Project)	2.400%	11/15/35	1,400	1,150
	New York Liberty Development Corp. Revenue (4 World Trade Center Project)	2.500%	11/15/36	950	771
	New York Liberty Development Corp. Revenue (4 World Trade Center Project)	2.750%	11/15/41	3,050	2,240
	New York Liberty Development Corp. Revenue (7 World Trade Center Project)	3.000%	9/15/43	405	310
	New York Liberty Development Corp. Revenue (Bank of America Tower at One Bryant Park Project)	2.800%	9/15/69	2,815	2,567
	New York Liberty Development Corp. Revenue (Goldman Sachs Headquarters)	5.250%	10/1/35	760	852
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/25	1,135	1,143
	New York Metropolitan Transportation Authority Revenue	4.000%	11/15/31	1,445	1,458
	New York Metropolitan Transportation Authority Revenue PUT	5.000%	5/15/30	2,500	2,642
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	0.000%	11/15/32	1,000	769
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	4.000%	11/15/33	1,545	1,553
	New York Power Authority Green Revenue	5.000%	11/15/33	1,000	1,154
[3]	New York Power Authority Green Transmission Revenue	5.000%	11/15/28	1,000	1,083
[3]	New York Power Authority Green Transmission Revenue	5.000%	11/15/48	1,000	1,014
[11]	New York State Dormitory Authority Lease Revenue (City of New York Court Facilities)	5.500%	5/15/27	500	527
[9]	New York State Dormitory Authority Revenue	5.000%	10/1/31	1,000	1,097
	New York State Dormitory Authority Revenue	5.000%	7/1/32	2,000	2,080
	New York State Dormitory Authority Revenue	5.000%	7/1/32	10,850	11,037
	New York State Dormitory Authority Revenue	3.000%	10/1/32	1,000	946
	New York State Dormitory Authority Revenue	5.000%	7/1/33	730	794
	New York State Dormitory Authority Revenue	5.000%	7/1/33	1,000	1,098
	New York State Dormitory Authority Revenue	5.000%	10/1/33	2,265	2,307
	New York State Dormitory Authority Revenue	5.000%	10/1/33	500	536
	New York State Dormitory Authority Revenue	5.000%	11/1/33	1,730	1,853
	New York State Dormitory Authority Revenue	5.000%	7/1/35	1,000	1,142
	New York State Dormitory Authority Revenue	4.000%	7/1/36	4,880	4,888
	New York State Dormitory Authority Revenue	5.000%	7/1/36	1,000	1,115
	New York State Dormitory Authority Revenue	4.000%	7/1/37	3,220	3,191
	New York State Dormitory Authority Revenue	5.000%	7/1/37	685	757
[3]	New York State Dormitory Authority Revenue	5.000%	10/1/37	2,500	2,652
[3]	New York State Dormitory Authority Revenue	5.000%	10/1/37	1,635	1,784
	New York State Dormitory Authority Revenue	5.000%	7/1/38	1,000	1,092
	New York State Dormitory Authority Revenue	4.000%	5/1/40	1,260	1,198
	New York State Dormitory Authority Revenue	5.250%	7/1/40	1,000	1,055
	New York State Dormitory Authority Revenue	5.000%	7/1/41	1,350	1,433
	New York State Dormitory Authority Revenue	5.000%	7/1/43	1,010	1,050
	New York State Dormitory Authority Revenue PUT	5.000%	7/1/32	750	823
	New York State Dormitory Authority Revenue (Icahn School of Medicine at Mount Sinai)	5.000%	7/1/28	1,000	1,000
	New York State Dormitory Authority Revenue (Icahn School of Medicine at Mount Sinai)	5.000%	7/1/32	1,000	1,000
	New York State Dormitory Authority Revenue (Montefiore Obligated Group)	5.000%	9/1/27	1,895	1,948
	New York State Dormitory Authority Revenue (Montefiore Obligated Group)	5.000%	8/1/29	550	567
	New York State Dormitory Authority Revenue (Northwell Obligated Group)	5.000%	5/1/37	1,000	1,079
	New York State Dormitory Authority Revenue (Northwell Obligated Group)	4.000%	5/1/38	500	486
	New York State Dormitory Authority Revenue (Northwell Obligated Group)	5.000%	5/1/43	1,000	1,020
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/29	1,000	1,082
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/30	2,000	2,067
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/30	1,050	1,154
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/31	2,000	2,064
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/31	2,000	2,225
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/31	1,130	1,257
	New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	2/15/33	1,975	1,984
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/34	8,000	8,022
	New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	2/15/35	1,000	1,001
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/35	3,000	3,189
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/36	4,000	4,066

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	3/15/37	2,270	2,255
	New York State Dormitory Authority Revenue (Personal Income Tax)	3.000%	3/15/38	3,400	2,938
	New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	3/15/38	1,000	983
	New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	2/15/39	2,000	1,945
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/39	2,000	2,047
	New York State Dormitory Authority Revenue (Personal Income Tax)	3.000%	3/15/39	3,000	2,534
	New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	3/15/39	3,000	2,915
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/39	1,000	1,064
	New York State Dormitory Authority Revenue (Personal Income Tax)	3.000%	3/15/40	3,000	2,470
	New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	3/15/40	1,000	952
	New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	3/15/40	1,180	1,124
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/40	1,420	1,511
	New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	3/15/42	7,980	7,402
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/42	3,000	3,137
	New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	3/15/43	1,120	1,027
	New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	3/15/43	2,000	1,834
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/43	1,000	1,041
	New York State Dormitory Authority Revenue (Personal Income Tax) Prere.	4.000%	2/15/27	10	10
	New York State Dormitory Authority Revenue (Personal Income Tax) Prere.	4.000%	3/15/32	70	75
	New York State Dormitory Authority Sales Tax Revenue	5.000%	9/15/30	4,000	4,395
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/32	1,480	1,522
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33	1,795	1,832
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33	1,460	1,669
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/34	2,035	2,319
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	1,420	1,424
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	2,000	2,036
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	1,000	1,140
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	1,500	1,547
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/37	2,160	2,222
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/40	2,500	2,548
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/40	2,000	2,064
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/42	2,000	2,043
	New York State Dormitory Authority Sales Tax Revenue	5.250%	3/15/44	2,000	2,052
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/46	2,750	2,812
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/47	5,310	5,412
	New York State Energy Research & Development Authority Pollution Control Revenue (New York State Electric & Gas Corp.)	3.500%	10/1/29	1,000	988
	New York State Energy Research & Development Authority Pollution Control Revenue (New York State Electric & Gas Corp.)	4.000%	4/1/34	1,250	1,251
	New York State Energy Research & Development Authority Pollution Control Revenue (Rochester Gas & Electric Corp. Project)	3.750%	5/15/32	500	502
	New York State Energy Research & Development Authority Pollution Control Revenue (Rochester Gas & Electric Corp. Project)	3.800%	8/1/32	1,000	1,007
	New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/43	1,730	1,831
	New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	5.250%	6/15/45	2,500	2,673
	New York State Homeowner Mortgage Agency Revenue	2.200%	4/1/36	1,550	1,229
	New York State Housing Finance Agency Revenue	2.200%	11/1/36	875	683
	New York State Housing Finance Agency Revenue PUT	2.500%	5/1/27	1,420	1,398
	New York State Housing Finance Agency Revenue PUT	2.500%	5/1/27	435	429
[13]	New York State Housing Finance Agency Revenue PUT	3.100%	11/1/27	1,070	1,061
	New York State Housing Finance Agency Revenue PUT	4.500%	11/1/28	1,000	1,004
	New York State Housing Finance Agency Revenue PUT	3.450%	5/1/29	1,000	1,001
	New York State Housing Finance Agency Revenue PUT	3.600%	5/1/29	1,475	1,482
	New York State Housing Finance Agency Revenue PUT	3.600%	5/1/29	1,000	1,002
	New York State Housing Finance Agency Revenue PUT	3.800%	5/1/29	2,425	2,426
	New York State Housing Finance Agency Revenue PUT	3.450%	11/1/29	1,750	1,751
	New York State Housing Finance Agency Revenue PUT	3.500%	5/1/30	525	527
	New York State Housing Finance Agency Revenue PUT	3.570%	11/1/31	2,045	2,027
	New York State Housing Finance Agency Revenue PUT	3.600%	4/1/32	1,000	998
	New York State Housing Finance Agency Revenue PUT	3.950%	1/1/35	4,520	4,422
	New York State Housing Finance Agency Revenue (Personal Income Tax) PUT	3.300%	12/15/28	100	100
	New York State Housing Finance Agency Revenue (Personal Income Tax) PUT	3.350%	6/15/29	500	500
	New York State Housing Finance Agency Revenue (Personal Income Tax) PUT	3.350%	12/15/29	100	100
[17]	New York State Liberty Development Corp. Liberty Revenue (Bank of America Tower at One Bryant Park Project)	2.450%	9/15/69	6,200	5,731
	New York State Liberty Development Corp. Liberty Revenue (Bank of America Tower at One Bryant Park Project)	2.625%	9/15/69	2,505	2,303
	New York State Mortgage Agency Homeowner Revenue	3.250%	10/1/50	1,290	1,280

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[9]	New York State Thruway Authority General Revenue	4.000%	1/1/39	1,000	987
	New York State Thruway Authority General Revenue	4.000%	1/1/41	1,000	936
	New York State Thruway Authority General Revenue	4.000%	1/1/42	1,000	924
	New York State Thruway Authority General Revenue	4.000%	1/1/45	1,675	1,493
	New York State Thruway Authority Revenue	5.000%	1/1/36	1,045	1,109
	New York State Thruway Authority Revenue	5.000%	3/15/40	1,325	1,399
	New York State Thruway Authority Revenue (Personal Income Tax)	4.000%	3/15/42	1,000	917
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/31	1,420	1,425
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/33	2,010	2,036
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/36	2,000	2,048
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/37	2,000	2,043
	New York State Urban Development Corp. Revenue (Personal Income Tax)	4.000%	3/15/40	1,590	1,507
	New York State Urban Development Corp. Revenue (Personal Income Tax)	4.000%	3/15/41	1,000	938
	New York State Urban Development Corp. Revenue (Personal Income Tax)	4.000%	3/15/42	1,490	1,374
	New York State Urban Development Corp. Revenue (Personal Income Tax)	4.000%	3/15/42	2,000	1,844
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/43	5,000	5,099
	New York State Urban Development Corp. Sales Tax Revenue	5.000%	3/15/30	1,015	1,115
	New York State Urban Development Corp. Sales Tax Revenue	3.000%	3/15/41	3,000	2,413
	New York State Urban Development Corp. Sales Tax Revenue	3.000%	3/15/42	4,000	3,138
	New York State Urban Development Corp. Sales Tax Revenue	4.000%	3/15/43	225	206
	New York State Urban Development Corp. Sales Tax Revenue	4.000%	3/15/44	2,630	2,390
	New York Transportation Development Corp. Special Facility Revenue (Terminal 4 John F. Kennedy International Airport Project)	4.000%	12/1/42	1,400	1,255
	Onondaga NY Civic Development Corp. Revenue (Le Moyne College Project)	5.000%	7/1/33	350	365
	Onondaga NY Civic Development Corp. Revenue (Syracuse University Project)	5.250%	12/1/42	695	749
	Port Authority of New York & New Jersey Revenue	3.000%	12/1/32	2,000	1,972
	Port Authority of New York & New Jersey Revenue	5.000%	9/1/36	1,230	1,277
	Port Authority of New York & New Jersey Revenue	5.000%	11/1/36	2,295	2,416
	Port Authority of New York & New Jersey Revenue	5.000%	7/15/40	1,000	1,066
	Port Authority of New York & New Jersey Revenue	5.000%	9/1/40	1,235	1,329
	Port Authority of New York & New Jersey Revenue	5.000%	1/15/41	500	534
	Port Authority of New York & New Jersey Revenue	5.000%	7/15/41	1,000	1,065
	Port Authority of New York & New Jersey Revenue	5.000%	7/15/42	1,000	1,056
	Suffolk County NY Economic Development Corp. Revenue (Catholic Health Services)	5.000%	7/1/27	1,370	1,372
	Suffolk County NY Public Improvement GO	3.000%	10/15/40	1,000	851
	Suffolk County NY Public Improvement GO	3.000%	10/15/41	1,000	828
	Suffolk NY Regional Off-Track Betting Corp. Revenue	5.000%	12/1/34	500	518
	Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/29	1,870	1,910
	Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/34	3,745	3,777
	Tompkins County NY Development Corp. Continuing Care Retirement Community Revenue (Kendal at Ithaca Inc. Project)	4.000%	7/1/30	450	455
	Tompkins County NY Development Corp. Continuing Care Retirement Community Revenue (Kendal at Ithaca Inc. Project)	4.000%	7/1/31	460	465
	Tompkins County NY Development Corp. Continuing Care Retirement Community Revenue (Kendal at Ithaca Inc. Project)	4.000%	7/1/32	285	287
	Triborough Bridge & Tunnel Authority New York Payroll Mobility Bonds Revenue	5.000%	5/15/27	5,000	5,228
	Triborough Bridge & Tunnel Authority New York Payroll Mobility Bonds Revenue	5.000%	11/15/27	1,000	1,051
	Triborough Bridge & Tunnel Authority New York Payroll Mobility Bonds Revenue	5.000%	5/15/29	2,000	2,171
	Triborough Bridge & Tunnel Authority New York Payroll Mobility Bonds Revenue	5.000%	5/15/30	2,000	2,200
	Triborough Bridge & Tunnel Authority New York Payroll Mobility Bonds Revenue	5.000%	11/15/32	1,000	1,124
	Triborough Bridge & Tunnel Authority New York Payroll Mobility Bonds Revenue	5.000%	11/15/34	1,000	1,125
	Triborough Bridge & Tunnel Authority New York Payroll Mobility Bonds Revenue	5.000%	11/15/34	8,000	9,106
	Triborough Bridge & Tunnel Authority New York Payroll Mobility Bonds Revenue	0.000%	11/15/36	1,000	636
	Triborough Bridge & Tunnel Authority New York Payroll Mobility Bonds Revenue	5.000%	5/15/40	1,000	1,050
	Triborough Bridge & Tunnel Authority New York Payroll Mobility Bonds Revenue	5.250%	11/15/40	1,000	1,083
	Triborough Bridge & Tunnel Authority New York Payroll Mobility Bonds Revenue	5.000%	5/15/45	1,355	1,395
	Triborough Bridge & Tunnel Authority New York Payroll Mobility Bonds Revenue	5.000%	5/15/46	1,920	1,967
	Triborough Bridge & Tunnel Authority New York Payroll Mobility Bonds Revenue PUT	2.000%	5/15/26	1,000	985
	Triborough Bridge & Tunnel Authority New York Payroll Mobility Bonds Revenue PUT	2.000%	5/15/28	1,500	1,425
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/29	1,000	1,095
	Triborough Bridge & Tunnel Authority New York Revenue	0.000%	11/15/30	1,000	839
	Triborough Bridge & Tunnel Authority New York Revenue	0.000%	11/15/32	1,130	880
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/36	1,000	1,025
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/37	2,000	2,046
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/40	1,450	1,556
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/42	2,000	2,009
	Triborough Bridge & Tunnel Authority NY Payroll Mobility Revenue	5.000%	11/15/28	2,000	2,145
	Triborough Bridge & Tunnel Authority NY Real Estate Transfer Tax Revenue	5.000%	12/1/33	1,000	1,135
	Triborough Bridge & Tunnel Authority NY Real Estate Transfer Tax Revenue	5.000%	12/1/44	1,500	1,554
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/40	1,835	1,955

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Troy NY Capital Resource Corp. Revenue (Rensselaer Polytechnic Institute Project)	4.000%	9/1/40	1,000	906
	Utility Debt Securitization Authority NY Revenue	5.000%	12/15/35	1,945	1,956
	Utility Debt Securitization Authority NY Revenue	5.000%	12/15/36	2,450	2,463
	Utility Debt Securitization Authority NY Revenue	5.000%	12/15/39	1,570	1,604
	Utility Debt Securitization Authority NY Revenue	5.000%	12/15/40	515	560
[6]	Westchester County NY Local Development Corp. Revenue (Purchase Senior Learning Community Inc.)	5.000%	7/1/36	700	700
	Westchester County NY Local Development Corp. Revenue (Westchester Medical Center)	5.000%	11/1/31	1,085	1,085
[3]	Westchester County NY Local Development Corp. Revenue (Westchester Medical Center)	5.250%	11/1/32	1,000	1,114
[3]	Westchester County NY Local Development Corp. Revenue (Westchester Medical Center)	5.250%	11/1/33	1,250	1,399
	Westchester NY Tobacco Asset Securitization Revenue	5.000%	6/1/28	1,400	1,424
	Westchester NY Tobacco Asset Securitization Revenue	5.000%	6/1/33	1,500	1,517
[9]	Yonkers NY GO	5.000%	11/15/38	500	539
					771,569
North Carolina (0.3%)
	Charlotte NC Airport Revenue	5.000%	7/1/41	2,000	2,116
	Charlotte NC GO	5.000%	7/1/42	2,950	3,133
	Charlotte NC Water & Sewer System Revenue	5.000%	7/1/42	1,000	1,068
	Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue PUT	3.250%	6/15/27	770	770
	Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue PUT	1.950%	11/1/29	1,625	1,498
[3]	Fayetteville NC State University Revenue	5.000%	4/1/43	2,720	2,736
	Inlivian NC Multifamily Tax-Exempt Mortgage Backed Revenue	4.450%	6/1/41	995	977
	North Carolina Housing Finance Agency Homeownership Revenue	5.500%	1/1/54	945	1,008
	North Carolina Ltd. Obligation Revenue	3.000%	5/1/33	1,000	960
	North Carolina Medical Care Commission Health Care Facilities Revenue (Duke University Health System)	5.000%	6/1/37	1,890	2,064
	North Carolina Medical Care Commission Health Care Facilities Revenue (Duke University Health System)	5.000%	6/1/38	1,250	1,348
	North Carolina Medical Care Commission Health Care Facilities Revenue (Duke University Health System)	5.000%	6/1/39	3,575	3,822
	North Carolina Medical Care Commission Health Care Facilities Revenue (Duke University Health System)	5.000%	6/1/41	1,000	1,052
	North Carolina Medical Care Commission Health Care Facilities Revenue (Duke University Health System) PUT	5.000%	6/4/30	1,300	1,401
	North Carolina Medical Care Commission Health Care Facilities Revenue (Presbyterian Homes Obligated)	4.000%	10/1/40	800	716
	North Carolina Medical Care Commission Retirement Facilities Revenue (Penick Village Project)	5.000%	9/1/34	115	118
[3]	North Carolina Turnpike Authority Revenue	0.000%	1/1/34	1,000	726
[3]	North Carolina Turnpike Authority Revenue	5.000%	1/1/38	30	31
	North Carolina Turnpike Authority Revenue	4.000%	1/1/39	2,000	1,919
	Pender County NC GO	3.000%	3/1/39	2,000	1,768
	Raleigh NC Combined Enterprise System Revenue	5.000%	9/1/28	325	349
	University of North Carolina at Charlotte Revenue	4.000%	10/1/35	400	405
	University of North Carolina at Charlotte Revenue	3.000%	10/1/36	1,600	1,439
	University of North Carolina at Charlotte Revenue	4.000%	10/1/40	325	319
	Wake County NC Revenue	5.000%	5/1/40	1,000	1,085
	Western California University General Revenue	3.000%	4/1/36	1,480	1,360
					34,188
North Dakota (0.1%)
	Cass County ND Joint Water Resource District Revenue	3.450%	4/1/27	1,115	1,115
	Grand Forks ND Health Care System Revenue (Altru Health System Obligated Group)	5.000%	12/1/25	1,210	1,213
	Grand Forks ND Health Care System Revenue (Altru Health System)	5.000%	12/1/29	445	467
[3]	Grand Forks ND Health Care System Revenue (Altru Health System)	3.000%	12/1/39	1,000	811
[3]	Grand Forks ND Health Care System Revenue (Altru Health System)	5.000%	12/1/39	475	493
	Horace ND GO	4.500%	5/1/39	600	577
	North Dakota Housing Finance Agency Program Mortgage Bonds Revenue	5.750%	7/1/53	925	979
	North Dakota Housing Finance Agency Program Mortgage Bonds Revenue	6.000%	1/1/56	465	510
					6,165
Ohio (1.0%)
	Allen County OH Hospital Facilities Revenue (Mercy Health)	5.000%	8/1/29	1,300	1,362
	Allen County OH Hospital Facilities Revenue (Mercy Health)	4.000%	8/1/37	2,200	2,141
	Allen County OH Hospital Facilities Revenue (Mercy Health)	5.000%	11/1/39	1,000	1,055
	Allen County OH Hospital Facilities Revenue (Mercy Health)	5.000%	11/1/40	1,500	1,574
	Allen County OH Hospital Facilities Revenue (Mercy Health)	4.000%	12/1/40	1,200	1,117
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	5.000%	2/15/29	1,250	1,343
	Bowling Green State University Ohio Revenue	5.000%	6/1/26	400	408
	Buckeye OH Tobacco Settlement Financing Authority Revenue	5.000%	6/1/35	1,150	1,185
	Butler County OH Hospital Facilities Revenue	5.000%	11/15/32	2,015	2,038

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Centerville OH Health Care Revenue (Graceworks Lutheran Services)	5.000%	11/1/26	725	727
	Centerville OH Health Care Revenue (Graceworks Lutheran Services)	5.000%	11/1/27	380	382
	Cleveland Ohio Income Tax Revenue	3.000%	10/1/34	335	314
	Cleveland-Cuyahoga County OH Port Authority Cultural Facilities Revenue (Cleveland Museum of Natural History Project)	4.000%	7/1/38	365	359
	Cleveland-Cuyahoga County OH Port Authority Revenue (Euclid Avenue)	5.000%	8/1/37	1,000	1,047
[3]	Columbus OH City School District GO	0.000%	12/1/29	1,000	872
	Columbus OH GO	5.000%	4/1/30	4,500	4,967
	Columbus OH Metropolitan Housing Authority Revenue	4.000%	12/1/34	590	585
	Columbus OH Metropolitan Housing Authority Revenue	4.000%	8/1/36	1,000	986
	Columbus OH Metropolitan Housing Authority Revenue	4.625%	8/1/36	1,100	1,114
	Columbus OH Regional Airport Authority Revenue	5.000%	1/1/41	500	528
	Columbus OH Regional Airport Authority Revenue	5.000%	1/1/44	500	517
	Cuyahoga County OH Hospital Revenue (Metro Health System)	5.000%	2/15/32	1,000	1,008
	Franklin County OH Convention Facilities Authority Revenue	5.000%	12/1/30	680	699
	Franklin County OH Convention Facilities Authority Revenue	5.000%	12/1/39	715	695
	Franklin County OH Revenue (Trinity Health Corp.)	5.000%	12/1/31	1,100	1,181
	Franklin County OH Sales Tax Revenue	5.000%	6/1/28	830	886
	Hamilton County OH Health Care Facilities Revenue	5.000%	6/1/34	1,000	1,069
	Hamilton County OH Hospital Facilities Revenue (TriHealth Obligated Group)	5.000%	8/15/36	1,000	1,020
[5]	Hamilton County OH Hospital Facilities Revenue (TriHealth Obligated Group) VRDO	4.050%	7/1/25	100	100
	Hamilton County OH Hospital Facilities Revenue (UC Health)	5.000%	9/15/28	625	655
	Hamilton County OH Hospital Facilities Revenue (UC Health)	5.000%	8/1/35	2,740	2,907
	Hamilton County OH Hospital Facilities Revenue (UC Health)	5.500%	8/1/40	1,750	1,821
	Hamilton County OH Sewer System Revenue	5.000%	12/1/30	500	555
	Lancaster Port Authority OH Gas Supply Revenue PUT	5.000%	8/1/30	810	856
	Miami Valley OH Career Technology Center GO	5.000%	12/1/25	880	888
	Montgomery County OH Health Care Facilities Revenue	5.000%	9/1/39	525	547
	Montgomery County OH Hospital Facilities Improvement & Refunding Revenue (Kettering Health Network)	3.000%	8/1/34	900	831
	Montgomery County OH Hospital Facilities Improvement & Refunding Revenue (Kettering Health Network)	3.000%	8/1/40	1,000	804
	Montgomery County OH Hospital Facilities Revenue (Premier Health Partners Obligated Group)	4.000%	11/15/38	1,000	929
	Montgomery County OH Hospital Facilities Revenue (Premier Health Partners Obligated Group)	4.000%	11/15/42	1,000	873
	Montgomery County OH Hospital Revenue (Premier Health Partners)	5.000%	11/15/31	2,290	2,401
	Montgomery County OH Hospital Revenue (Premier Health Partners)	5.000%	11/15/37	2,590	2,647
	North Ridgeville OH City School District GO	5.000%	12/1/40	625	643
	Ohio Air Quality Development Authority Revenue PUT	4.000%	6/1/27	500	506
	Ohio Air Quality Development Authority Revenue (Duke Energy Corp.) PUT	4.000%	6/1/27	730	738
	Ohio Air Quality Development Authority Revenue (FirstEnergy Generation Project)	3.375%	8/1/29	2,000	1,946
	Ohio Air Quality Development Authority Revenue (Valley Electric Corp. Project)	3.250%	9/1/29	305	298
	Ohio Capital Facilities Lease-Appropriation Revenue (Adult Correctional Building Fund Projects)	5.000%	10/1/33	1,605	1,663
	Ohio GO	5.000%	5/1/33	1,010	1,061
	Ohio GO	5.000%	3/1/35	1,000	1,026
	Ohio GO	5.000%	5/1/35	770	850
	Ohio GO	5.000%	5/1/36	600	656
	Ohio GO	5.000%	3/1/38	2,000	2,040
[7]	Ohio Housing Finance Agency Multifamily Housing Revenue (Pebble Brooke Apartments Project) PUT	3.350%	7/1/28	570	571
	Ohio Housing Finance Agency Residential Mortgage Revenue	5.500%	3/1/53	910	959
	Ohio Parks & Recreation Capital Facilities Revenue	5.000%	12/1/35	1,320	1,380
	Ohio Parks & Recreation Capital Facilities Revenue	5.000%	12/1/37	2,240	2,321
	Ohio Revenue (Transportation Building Fund Projects)	5.000%	4/1/26	925	940
	Ohio State Higher Educational Facility Commission Revenue	4.000%	12/1/37	1,050	963
[5]	Ohio State Higher Educational Facility Commission Revenue (Cleveland Clinic Health System Obligated Group) VRDO	3.850%	7/1/25	8,050	8,050
	Ohio State Higher Educational Facility Commission Revenue (John Carroll University)	4.000%	10/1/45	1,000	804
	Ohio State Higher Educational Facility Commission Revenue (University of Dayton Project)	5.000%	2/1/36	750	836
	Ohio State Higher Educational Facility Commission Revenue (Xavier University Project)	5.000%	5/1/33	345	375
	Ohio State Hospital Revenue (Cleveland Clinic Health System Obligated Group) PUT	2.750%	5/1/28	1,000	987
	Ohio State Hospital Revenue (Cleveland Clinic Health System)	5.000%	1/1/32	1,000	1,109
	Ohio State Hospital Revenue (Cleveland Clinic Health System)	5.000%	1/1/35	1,410	1,576
	Ohio State Hospital Revenue (Premier Health Partners Obligated Group)	5.000%	11/15/33	105	110
	Ohio State Hospital Revenue (University Hospitals Health System)	5.000%	1/15/35	500	518
	Ohio State Housing Finance Agency Residential Mortgage Revenue	6.250%	3/1/55	495	538
	Ohio State Housing Finance Agency Residential Mortgage Revenue	6.250%	3/1/56	250	276
	Ohio Turnpike Commission Revenue	5.000%	2/15/43	2,500	2,549

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/35	1,310	1,363
	Ohio Turnpike Commission Turnpike Revenue	0.000%	2/15/43	1,000	420
[7]	Ohio Water Development Authority Drinking water Revenue	5.000%	12/1/37	2,425	2,690
[7]	Ohio Water Development Authority Drinking water Revenue	5.000%	12/1/38	5,000	5,502
	Ohio Water Development Authority Drinking water Revenue	5.000%	12/1/42	1,100	1,164
[7]	Ohio Water Development Authority Drinking water Revenue	5.000%	12/1/43	1,230	1,299
	Ohio Water Development Authority Drinking water Revenue	5.000%	12/1/44	1,000	1,047
[7]	Ohio Water Development Authority Drinking water Revenue	5.000%	12/1/44	1,650	1,734
	Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	12/1/26	1,850	1,912
	Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	6/1/27	1,485	1,553
	Port of Greater Cincinnati Development Authority Ohio Revenue	5.000%	12/1/39	1,490	1,596
	Princeton OH City School District GO	0.000%	12/1/41	1,000	444
	Summit County OH Development Finance Authority Parking System Revenue	5.500%	12/1/43	200	207
	University of Cincinnati OH Revenue	5.000%	6/1/43	4,000	4,160
[5,6]	University of Toledo Revenue TOB VRDO	4.150%	7/1/25	2,045	2,045
					111,418
Oklahoma (0.3%)
	Grand River Dam Authority Revenue	5.000%	6/1/42	1,000	1,045
	Norman OK Regional Hospital Authority Revenue	5.000%	9/1/28	1,245	1,216
	Oklahoma Capitol Improvement Authority Facilities Revenue	4.000%	7/1/38	985	955
	Oklahoma Capitol Improvement Authority Facilities Revenue Prere.	4.000%	7/1/28	15	16
	Oklahoma Capitol Improvement Authority State Highways Capital Improvement Revenue	5.000%	7/1/40	1,000	1,077
	Oklahoma City OK GO	4.000%	3/1/39	1,420	1,395
	Oklahoma City OK GO	4.000%	3/1/43	5,800	5,486
	Oklahoma Development Finance Authority Health System Revenue (OU Medicine)	5.000%	8/15/28	1,500	1,557
	Oklahoma Development Finance Authority Health System Revenue (OU Medicine)	5.000%	8/15/33	1,030	1,056
	Oklahoma State Industries Authority Educational Facilities Lease Revenue	5.000%	4/1/31	1,235	1,352
	Oklahoma State University Agricultural Mechanical Revenue	4.000%	9/1/35	460	466
	Oklahoma Turnpike Authority Revenue	4.000%	1/1/35	1,450	1,447
	Oklahoma Turnpike Authority Revenue	5.000%	1/1/36	1,000	1,123
	Oklahoma Turnpike Authority Revenue	5.000%	1/1/37	2,020	2,042
[7]	Oklahoma Turnpike Authority Revenue	5.000%	1/1/40	1,000	1,065
	Oklahoma Turnpike Authority Revenue	5.000%	1/1/41	1,000	1,064
	Oklahoma Turnpike Authority Revenue	5.000%	1/1/44	1,000	1,043
	Tulsa County OK Industrial Authority Educational Facilities Lease Revenue	4.000%	9/1/31	1,500	1,547
	Tulsa OK Metropolitan Utility Authority Revenue	4.000%	4/1/37	750	756
[9]	University of Oklahoma Revenue	5.000%	7/1/40	700	745
[9]	University of Oklahoma Revenue	5.000%	7/1/41	865	910
[9]	University of Oklahoma Revenue	5.000%	7/1/42	865	902
[9]	University of Oklahoma Revenue	5.000%	7/1/43	920	954
					29,219
Oregon (0.6%)
	Clackamas County OR Community College District GO	5.000%	6/15/34	1,145	1,307
	Clackamas County OR School District No. 62 GO	0.000%	6/15/29	230	204
	Clackamas County School District No. 12 North GO	0.000%	6/15/38	1,500	809
	Clatsop County OR School District No. 10 Seaside GO	5.000%	6/15/33	1,140	1,176
	Deschutes & Jefferson Counties OR School District No. 2J GO	0.000%	6/15/31	750	609
[3]	Medford OR Hospital Facilities Authority Revenue (Asante Projects)	4.000%	8/15/45	1,000	881
[5,6]	Medford OR Hospital Facilities Authority Revenue (Asante Projects) TOB VRDO	4.100%	7/1/25	5,000	5,000
	Multnomah County OR School District No. 1 Portland GO	3.000%	6/15/37	1,000	875
	Oregon Department of Transportation Grant Anticipation Revenue	5.000%	5/15/33	500	568
	Oregon Department of Transportation Highway User Tax Revenue	5.000%	11/15/32	2,000	2,264
	Oregon Department of Transportation Highway User Tax Revenue	5.000%	11/15/34	5,000	5,699
	Oregon Department of Transportation Highway User Tax Revenue	5.000%	11/15/40	1,050	1,099
	Oregon Department of Transportation Highway User Tax Revenue	5.000%	11/15/42	5,125	5,234
	Oregon Facilities Authority Revenue (Legacy Health Project)	5.000%	6/1/33	1,000	1,010
	Oregon Facilities Authority Revenue (Reed College Projects) Prere.	4.000%	7/1/27	450	462
	Oregon Facilities Authority Revenue (Reed College Projects) Prere.	4.000%	7/1/27	450	462
	Oregon GO	5.000%	5/1/36	5,000	5,144
	Oregon GO	5.000%	5/15/36	450	480
	Oregon GO	5.000%	5/1/39	1,650	1,811
	Oregon GO	5.000%	5/1/41	1,900	2,045
	Oregon GO	5.250%	6/1/42	1,000	1,087
	Oregon Health & Science University Revenue	4.000%	7/1/36	2,000	2,000
	Oregon Housing & Community Services Department Mortgage Revenue	3.930%	10/1/36	1,922	1,882
	Oregon Housing & Community Services Department Mortgage Revenue	4.000%	7/1/51	850	852
	Oregon Housing & Community Services Department Mortgage Revenue	5.500%	7/1/53	1,580	1,686
	Oregon State Business Development Commission Revenue PUT	3.800%	6/15/28	1,570	1,582
	Oregon State Department Administrative Services Lottery Revenue	5.000%	4/1/37	1,000	1,118

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Oregon State Department Administrative Services Lottery Revenue	5.250%	4/1/43	1,450	1,562
	Oregon State Facilities Authority Revenue (Legacy Health Project)	5.000%	6/1/30	1,535	1,656
	Portland OR Sewer System Revenue	5.000%	6/1/29	1,000	1,085
	Portland OR Sewer System Revenue	5.000%	10/1/41	500	534
	Portland OR Tax GO (Portland Building Project)	5.000%	6/15/40	1,880	1,917
	Portland OR Water System Revenue	2.000%	5/1/42	2,000	1,252
	Salem OR Hospital Facilities Authority Revenue (Capital Manor Inc.)	5.000%	5/15/33	540	551
	Salem OR Hospital Facilities Authority Revenue (Capital Manor Inc.)	5.000%	5/15/38	500	502
	Tri-County Metropolitan Transportation District of Oregon Revenue	3.000%	9/1/36	1,000	911
	Tri-County Metropolitan Transportation District of Oregon Revenue Prere.	4.000%	9/1/25	2,750	2,754
	Union County OR Hospital Facility Authority Revenue	5.000%	7/1/38	1,580	1,593
	Washington County OR School District No. 48J Beaverton GO	5.000%	6/15/36	1,305	1,341
	Washington County OR School District No. 48J Beaverton GO	0.000%	6/15/37	2,443	1,463
	Washington County OR School District No. 48J Beaverton GO	0.000%	6/15/38	1,400	787
	Washington County OR School District No. 48J Beaverton GO	0.000%	6/15/43	1,400	574
	Washington Multnomah & Yamhill Counties Hillsboro School District No. 1 GO	5.000%	6/15/35	2,400	2,473
					68,301
Pennsylvania (2.6%)
	Abington PA School District GO	4.000%	10/1/39	2,500	2,377
	Adams County PA General Authority College Revenue	5.000%	8/15/33	1,000	1,060
	Adams County PA General Authority College Revenue	5.000%	8/15/40	1,260	1,295
	Allegheny County PA GO	4.000%	11/1/30	1,025	1,032
	Allegheny County PA Higher Education Building Authority Revenue (Chatham University)	5.250%	9/1/34	550	547
	Allegheny County PA Hospital Development Authority Revenue	5.000%	4/1/27	1,010	1,043
	Allegheny County PA Hospital Development Authority Revenue	5.000%	4/1/32	1,000	1,036
	Allegheny County PA Hospital Development Authority Revenue	5.000%	4/1/33	1,000	1,033
	Allegheny County PA Hospital Development Authority Revenue	4.000%	4/1/38	2,400	2,304
	Allegheny County PA Sanitary Authority Sewer Revenue	5.000%	12/1/32	900	1,017
	Allegheny County PA Sanitary Authority Sewer Revenue	3.000%	6/1/39	1,410	1,179
	Allegheny County PA Sanitary Authority Sewer Revenue	4.000%	6/1/39	470	461
	Allegheny County PA Sanitary Authority Sewer Revenue	4.000%	12/1/41	1,185	1,117
[6]	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/27	150	154
	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/29	900	945
	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/30	1,260	1,332
	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/31	500	532
	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/32	1,075	1,146
[6]	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/33	1,000	1,021
	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/35	1,035	1,090
[6]	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.375%	5/1/42	2,000	1,969
[9]	Allentown PA School District GO	5.000%	6/1/31	1,000	1,017
	Bethel Park PA School District GO	4.000%	8/1/34	1,100	1,118
	Bethlehem PA Redevelopment Authority University Revenue (Moravian University Project)	4.000%	10/1/35	1,000	968
	Bethlehem PA Redevelopment Authority University Revenue (Moravian University Project)	5.000%	10/1/37	1,105	1,147
	Bucks County PA Industrial Development Authority Revenue (Delaware Valley University Project)	5.000%	11/1/30	1,735	1,765
	Bucks County PA Industrial Development Authority Revenue (Grand View Hospital Project)	5.000%	7/1/30	750	790
	Centennial PA School District Bucks County GO	5.000%	12/15/29	1,445	1,575
	Chester County Industrial Development Authority Revenue	4.000%	12/1/39	3,000	2,858
[9]	Coatesville PA Area School District Building GO	0.000%	10/1/34	450	298
[9]	Coatesville PA Area School District GO	4.250%	11/15/39	2,000	1,958
[3]	Coatesville PA Area School District GO	5.250%	11/15/43	1,000	1,033
[9]	Coatesville PA School District Building Authority Lease Revenue	5.000%	12/1/26	335	335
[9]	Coatesville PA School District Building Authority Lease Revenue	5.000%	12/1/27	365	365
	Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/26	500	508
	Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/26	1,000	1,019
	Commonwealth Financing Authority Pennsylvania Tobacco Master Settlement Payment Revenue	5.000%	6/1/35	1,515	1,555
	Cumberland County PA Municipal Authority Revenue	4.000%	11/1/44	2,000	1,743
[6]	Dauphin County PA General Authority Revenue (Harrisburg University of Science & Technology)	5.000%	10/15/30	840	729
	Delaware PA GO	5.000%	8/1/39	420	447
	Delaware River PA Joint Toll Bridge Commission System Revenue	5.000%	7/1/34	225	232
[5]	Delaware Valley PA Regional Finance Authority Local Government Revenue VRDO	3.950%	7/1/25	6,100	6,100
	DuBois PA Hospital Authority Revenue (Penn Highlands Healthcare)	5.000%	7/15/31	1,455	1,458
[9,11]	Erie PA Sewer Authority Revenue	0.000%	12/1/25	85	84
[9,11]	Erie PA Sewer Authority Revenue ETM	0.000%	12/1/25	1,165	1,150
[9]	Gateway PA School District Alleghany County GO	3.000%	10/15/37	1,000	866
	Geisinger Authority PA Health System Revenue (Geisinger Health System)	4.000%	4/1/39	1,500	1,419
[3]	Hempfield PA Area School District (Westmoreland Country) GO	4.000%	3/15/37	3,400	3,392
	Lancaster County PA Hospital Authority Revenue (Penn State Health)	5.000%	11/1/41	1,000	1,014

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Lancaster County PA Hospital Authority Revenue (St. Anne's Retirement Community Incorporated Project)	5.000%	3/1/29	1,085	1,080
	Lancaster County PA Hospital Authority Revenue (University of Pennsylvania Health System)	5.000%	8/15/36	845	854
	Lancaster PA Higher Education Authority Revenue (Elizabethtown College Project)	5.000%	10/1/37	3,000	2,982
	Latrobe PA Industrial Development Authority University Revenue (Siton Hill University)	4.000%	3/1/40	225	189
[9]	Lehigh County PA Authority Water & Sewer Revenue	4.000%	12/1/43	1,000	909
[9]	Lehigh County PA Authority Water & Sewer Revenue	4.000%	12/1/44	1,000	899
	Lehigh County PA General Purpose Hospital Authority Revenue (Lehigh Valley Health Network)	5.000%	7/1/29	2,400	2,556
	Lehigh County PA General Purpose Hospital Authority Revenue (Lehigh Valley Health Network) Prere.	5.000%	7/1/26	1,220	1,247
[3]	Luzerne County PA Industrial Development Authority Lease Revenue	5.000%	12/15/25	1,000	1,008
	Manheim Township PA School District GO	4.000%	5/1/35	550	552
	Monroeville PA Finance Authority Revenue (UPMC Health System)	4.000%	2/15/40	1,250	1,154
	Monroeville PA Finance Authority Revenue (UPMC Health System)	4.000%	2/15/41	2,000	1,835
	Montgomery County PA GO	5.000%	10/1/39	1,000	1,058
	Montgomery County PA Higher Education & Health Authority Revenue (Thomas Jefferson University)	5.000%	9/1/32	1,515	1,608
	Montgomery County PA Higher Education & Health Authority Revenue (Thomas Jefferson University)	4.000%	5/1/35	700	694
	Montgomery County PA Industrial Development Authority Revenue PUT	4.100%	4/3/28	2,935	3,000
	Mount Lebanon PA Hospital Authority Revenue (St. Clair Memorial Hospital Project)	5.000%	7/1/38	1,000	1,021
	Northampton County PA General Purpose Authority Revenue	5.000%	11/15/34	500	569
[3]	Northampton County PA General Purpose Authority Revenue	4.000%	8/15/43	2,150	1,917
	Pennsylvania COP	5.000%	7/1/26	500	511
	Pennsylvania COP	5.000%	7/1/27	500	522
[3]	Pennsylvania Economic Development Financing Authority Revenue (Capitol Region Parking System)	4.125%	1/1/43	500	459
	Pennsylvania Economic Development Financing Authority Revenue (PPL Energy Supply LLC Project) PUT	5.250%	6/1/27	250	252
	Pennsylvania Economic Development Financing Authority Revenue (PPL Energy Supply LLC Project) PUT	5.250%	6/1/27	340	343
	Pennsylvania Economic Development Financing Authority Revenue (University of Pittsburgh Medical Center) PUT	5.000%	3/15/30	1,225	1,273
	Pennsylvania Economic Development Financing Authority Revenue (University of Pittsburgh Medical Center) PUT	5.000%	3/15/32	1,985	2,123
	Pennsylvania Economic Development Financing Authority Revenue (University of Pittsburgh Medical Center) PUT	5.000%	3/15/35	4,075	4,271
	Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	3/15/29	1,060	1,081
	Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	11/15/30	1,510	1,566
	Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	2/15/32	740	807
	Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	4.000%	4/15/37	1,400	1,352
	Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	4.000%	4/15/38	1,000	950
	Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	4.000%	5/15/42	1,540	1,392
	Pennsylvania Economic Development Financing Authority Revenue (Villanova University Project)	5.000%	8/1/42	1,500	1,573
	Pennsylvania Economic Development Financing Authority Revenue (Waste Management Project) PUT	0.950%	12/1/26	1,000	961
	Pennsylvania GO	5.000%	1/1/26	3,295	3,330
	Pennsylvania GO	5.000%	9/15/26	1,500	1,542
	Pennsylvania GO	5.000%	9/1/28	2,500	2,676
	Pennsylvania GO	4.000%	1/1/29	3,000	3,042
[3]	Pennsylvania GO	4.000%	8/15/30	1,000	1,002
	Pennsylvania GO	5.000%	9/1/30	2,500	2,763
	Pennsylvania GO	5.000%	9/1/31	3,000	3,348
[3]	Pennsylvania GO	4.000%	3/1/33	1,110	1,125
[3]	Pennsylvania GO	4.000%	3/1/34	1,670	1,688
	Pennsylvania GO	5.000%	10/1/35	2,500	2,751
	Pennsylvania GO	4.000%	3/1/36	1,000	1,005
	Pennsylvania GO	3.000%	5/15/36	1,000	894
	Pennsylvania GO	4.000%	3/1/37	1,000	1,002
[9]	Pennsylvania GO	4.000%	3/1/37	1,000	1,003
	Pennsylvania GO	2.000%	5/15/38	1,390	1,025
	Pennsylvania GO	2.000%	5/15/39	1,000	714
	Pennsylvania GO	2.000%	5/15/40	1,040	718
	Pennsylvania GO	2.000%	5/15/41	1,030	687
	Pennsylvania GO	4.000%	8/15/41	1,000	948
	Pennsylvania GO	4.000%	9/1/41	1,500	1,408
	Pennsylvania GO	4.000%	9/1/42	1,500	1,389
	Pennsylvania Higher Educational Facilities Authority Revenue (Thomas Jefferson University)	5.250%	11/1/40	1,305	1,386
	Pennsylvania Higher Educational Facilities Authority Revenue (Thomas Jefferson University)	4.000%	11/1/42	500	451

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Pennsylvania Higher Educational Facilities Authority Revenue (Thomas Jefferson University) VRDO	4.100%	7/1/25	18,100	18,100
	Pennsylvania Higher Educational Facilities Authority Revenue (University of Pennsylvania Health System)	5.000%	8/15/35	1,900	1,935
	Pennsylvania Housing Finance Agency Revenue	4.000%	10/1/37	2,205	2,128
	Pennsylvania Housing Finance Agency Revenue	2.450%	10/1/41	1,500	1,096
	Pennsylvania Housing Finance Agency Revenue	5.125%	10/1/41	1,270	1,302
	Pennsylvania Housing Finance Agency Revenue	4.250%	10/1/52	1,040	1,049
	Pennsylvania Housing Finance Agency Revenue	5.500%	10/1/53	1,956	2,065
	Pennsylvania Housing Finance Agency Revenue	5.750%	10/1/53	865	917
	Pennsylvania Housing Finance Agency Revenue	6.250%	10/1/53	1,970	2,134
[7]	Pennsylvania Housing Finance Agency Single Family Mortgage Revenue	4.750%	10/1/40	1,000	996
	Pennsylvania Housing Finance Agency Single Family Mortgage Revenue	6.000%	10/1/54	500	541
[7]	Pennsylvania Housing Finance Agency Single Family Mortgage Revenue	6.500%	10/1/55	1,000	1,133
	Pennsylvania State University Revenue	5.000%	9/1/40	1,000	1,081
	Pennsylvania State University Revenue	5.000%	9/1/42	1,000	1,060
	Pennsylvania State University Revenue	5.000%	9/1/44	1,255	1,276
	Pennsylvania Turnpike Commission Motor License Fund Revenue	5.000%	12/1/32	1,000	1,041
	Pennsylvania Turnpike Commission Oil Franchise Tax Revenue	5.000%	12/1/28	630	648
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/26	750	773
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/29	1,100	1,108
	Pennsylvania Turnpike Commission Revenue	6.000%	12/1/30	1,480	1,577
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/32	1,500	1,549
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/32	1,000	1,120
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/32	1,250	1,349
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/32	2,000	2,244
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/33	1,570	1,766
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/33	1,760	1,986
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/34	1,000	1,119
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/35	1,500	1,673
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/35	1,000	1,030
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/36	1,060	1,163
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/37	1,000	1,050
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/39	1,520	1,589
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/40	1,060	1,112
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/41	1,000	1,060
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/42	1,000	1,049
	Pennsylvania Turnpike Commission Revenue	4.000%	12/1/43	1,000	923
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/43	1,000	1,009
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/43	2,015	2,089
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/44	1,000	1,038
	Philadelphia PA Airport Revenue	5.000%	7/1/34	1,500	1,605
	Philadelphia PA Authority for Industrial Development City Service Agreement Revenue	5.000%	5/1/32	1,000	1,046
	Philadelphia PA Authority for Industrial Development Hospital Revenue	4.000%	7/1/35	2,000	1,993
[5]	Philadelphia PA Authority for Industrial Development Hospital Revenue VRDO	4.000%	7/1/25	8,715	8,715
	Philadelphia PA Authority for Industrial Development Revenue (Charter School Project)	4.000%	6/1/31	800	780
	Philadelphia PA Authority for Industrial Development Revenue (Science University)	5.000%	11/1/42	1,000	984
	Philadelphia PA Authority for Industrial Development Revenue (Thomas Jefferson University)	5.000%	9/1/36	1,000	1,008
	Philadelphia PA Authority for Industrial Development University Revenue (Saint Joseph's University)	4.000%	11/1/35	1,200	1,177
	Philadelphia PA Gas Works Revenue	5.000%	10/1/26	1,000	1,026
	Philadelphia PA Gas Works Revenue	5.000%	8/1/32	645	720
	Philadelphia PA Gas Works Revenue	5.000%	8/1/33	1,175	1,319
	Philadelphia PA Gas Works Revenue	5.000%	8/1/36	1,300	1,325
	Philadelphia PA Gas Works Revenue	5.000%	8/1/39	1,000	1,062
	Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue (Temple University Health System Obligated Group)	5.000%	7/1/25	1,000	1,000
	Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue (Temple University Health System Obligated Group)	5.000%	7/1/30	1,000	1,018
	Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue (Temple University Health System Obligated Group)	5.000%	7/1/32	1,610	1,633
	Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue (Temple University Health System Obligated Group)	5.000%	7/1/34	1,000	1,009
[3]	Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue (Temple University Health System Obligated Group)	5.000%	7/1/37	1,000	1,049
[3]	Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue (Temple University Health System Obligated Group)	4.000%	7/1/39	1,000	949
	Philadelphia PA Redevelopment Authority Revenue	5.000%	9/1/42	1,000	1,029
	Philadelphia PA School District GO	5.000%	9/1/31	940	943
[3]	Philadelphia PA Water & Wastewater Revenue	5.000%	9/1/31	1,380	1,537
[3]	Philadelphia PA Water & Wastewater Revenue	5.000%	9/1/32	1,280	1,438

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Philadelphia PA Water & Wastewater Revenue	5.000%	9/1/34	1,120	1,270
	Philadelphia PA Water & Wastewater Revenue	5.000%	6/1/38	1,500	1,591
	Philadelphia PA Water & Wastewater Revenue	5.000%	6/1/40	2,000	2,093
[3]	Philadelphia PA Water & Wastewater Revenue	5.000%	9/1/43	1,090	1,130
	Philadelphia PA Water & Wastewater Revenue	5.000%	11/1/45	1,000	1,019
[3]	Pittsburgh & Allegheny County PA Sports & Exhibition Authority Hotel Room Excise Tax Revenue	5.000%	2/1/30	1,000	1,078
	Pittsburgh & Allegheny County PA Sports & Exhibition Authority Parking Revenue	5.000%	12/15/33	1,465	1,506
	Pittsburgh PA GO	5.000%	9/1/39	450	479
	Pittsburgh PA GO	5.000%	9/1/42	500	520
[3]	Pittsburgh PA Water & Sewer Authority Revenue	5.000%	9/1/33	1,000	1,065
[3]	River Valley School District PA GO	4.000%	3/15/28	1,145	1,175
[3]	River Valley School District PA GO	4.000%	3/15/33	1,810	1,845
	Saint Mary PA Hospital Authority Health System Revenue (Trinity Health Corp. Obligated Group)	5.000%	11/15/25	815	821
	Saint Mary PA Hospital Authority Health System Revenue (Trinity Health Corp. Obligated Group)	5.000%	11/15/26	770	792
	School District of Philadelphia GO	5.000%	9/1/30	1,000	1,082
	School District of Philadelphia GO	5.000%	9/1/30	1,465	1,585
	School District of Philadelphia GO	5.000%	9/1/31	1,115	1,217
	School District of Philadelphia GO	5.250%	9/1/39	2,000	2,135
[3]	Scranton PA GO	5.000%	11/15/29	625	667
	Seneca Valley PA School District GO	3.000%	4/1/34	1,995	1,902
[18]	Shaler PA Area School District GO	0.000%	9/1/31	1,195	940
	Snyder County PA Higher Education Authority University Revenue (Susquehanna University Project)	5.000%	1/1/27	1,135	1,165
[3]	State Public School Building Authority PA Lease Revenue (School District of Philadelphia)	5.000%	6/1/26	1,650	1,680
[3]	State Public School Building Authority PA Lease Revenue (School District of Philadelphia)	5.000%	6/1/32	1,105	1,121
	Swarthmore Borough Authority PA College Revenue PUT	5.000%	9/13/35	1,000	1,112
	University of Pittsburgh Pennsylvania of the Commonwealth System of Higher Education Revenue	5.000%	2/15/29	1,000	1,077
	Westmoreland County PA Industrial Development Authority Revenue	4.000%	5/15/41	750	603
	Wilkes-Barre PA Finance Authority Revenue (University of Scranton)	4.000%	11/1/29	2,205	2,209
					278,220
Puerto Rico (0.8%)
[6]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue	5.000%	7/1/29	250	259
[6]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue	5.000%	7/1/30	1,565	1,626
[6]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue	5.000%	7/1/33	2,610	2,705
[6]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue	5.000%	7/1/33	1,775	1,845
[6]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue	5.000%	7/1/35	1,555	1,597
[6]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue	5.000%	7/1/37	815	835
[6]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue	5.000%	7/1/37	700	717
[6]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue	5.000%	7/1/37	395	406
[6]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue	4.000%	7/1/42	1,325	1,151
[6]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue	4.000%	7/1/42	520	453
	Puerto Rico Commonwealth GO	4.000%	7/1/37	1,175	1,119
	Puerto Rico Commonwealth GO	4.000%	7/1/41	393	349
	Puerto Rico Commonwealth GO	0.000%	11/1/43	4,267	2,625
	Puerto Rico Commonwealth GO	0.000%	11/1/51	8,438	5,326
	Puerto Rico GO	5.375%	7/1/25	2,595	2,596
	Puerto Rico GO	5.625%	7/1/27	5,530	5,690
	Puerto Rico GO	5.625%	7/1/29	6,627	6,990
	Puerto Rico GO	5.750%	7/1/31	4,315	4,654
	Puerto Rico GO	0.000%	7/1/33	4,096	2,832
	Puerto Rico GO	4.000%	7/1/33	8,039	7,843
	Puerto Rico GO	4.000%	7/1/35	2,861	2,754
	Puerto Rico Housing Finance Authority Capital Fund Modernization Program Revenue (Puerto Rico Public Housing Projects)	5.000%	12/1/27	1,000	1,047
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Hospital Revenue	5.000%	7/1/33	215	225
[3]	Puerto Rico Public Finance Corp. Revenue ETM	6.000%	8/1/26	1,000	1,027
	Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/27	1,046	967
	Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/29	1,898	1,620
	Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/31	992	774
	Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/33	4,918	3,496
	Puerto Rico Sales Tax Financing Corp. Revenue	4.329%	7/1/40	17,414	16,340
	Puerto Rico Sales Tax Financing Corp. Revenue	4.550%	7/1/40	1,565	1,500
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	559	525
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/46	1,350	427
					82,320

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Rhode Island (0.1%)
[3]	Providence RI Public Building Authority Revenue	5.000%	9/15/33	1,000	1,108
[3]	Providence RI Public Buildings Authority Revenue (Capital Improvement Program Projects)	5.000%	9/15/36	1,365	1,412
[3]	Providence RI Public Buildings Authority Revenue (Capital Improvement Program Projects)	5.000%	9/15/37	2,590	2,667
	Rhode Island Commerce Corp. Airport Revenue	5.000%	7/1/30	500	506
	Rhode Island Health & Educational Building Corp. Hospital financing Revenue	5.000%	5/15/34	500	559
	Rhode Island Health & Educational Building Corp. Hospital financing Revenue	5.000%	5/15/37	1,000	1,060
	Rhode Island Housing & Mortgage Finance Corp. Homeownership Opportunity Bonds Revenue	3.750%	10/1/49	505	506
[5,6]	Rhode Island Housing & Mortgage Finance Corp. Homeownership Opportunity Bonds Revenue TOB VRDO	4.050%	7/1/25	500	500
					8,318
South Carolina (0.6%)
	Charleston County SC Airport District System Revenue	5.000%	7/1/34	250	265
	Charleston SC Hospitality Tax Revenue	5.000%	9/1/30	400	442
	Charleston SC Hospitality Tax Revenue	5.000%	9/1/35	825	897
	Charleston SC Housing Authority Revenue (Kiawah Homes)	5.000%	12/1/41	1,000	980
	Florence County SC Public Facilities Corp. Installment Purchase Revenue	5.000%	6/1/28	1,000	1,064
	Georgetown County SC School District GO	3.000%	3/1/31	1,665	1,633
	Greenville County SC Special Source Revenue	4.000%	4/1/38	250	244
	Greenville SC Housing Authority Multifamily Tax-Exempt Mortgage Backed Revenue	4.910%	7/1/43	1,000	991
	Lancaster County SC School District GO	4.000%	3/1/32	1,000	1,006
	Lexington County SC Health Services District Inc. Hospital Revenue	5.000%	11/1/34	1,500	1,512
	Orangeburg County School District Revenue	5.000%	6/1/41	1,810	1,834
	Patriots Energy Group Financing Agency SC Gas Supply Revenue PUT	5.250%	3/1/31	5,290	5,679
	Patriots Energy Group Financing Agency SC Gas Supply Revenue PUT	5.250%	8/1/31	2,325	2,458
	Patriots Energy Group SC Gas System Improvement & Refunding Revenue	4.000%	6/1/36	825	818
	Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/31	2,500	2,554
	Piedmont SC Municipal Power Agency Revenue	4.000%	1/1/33	4,000	4,050
	Richland County SC School District No. 2 GO	5.000%	3/1/26	4,185	4,248
	Scago Public Facilities Corp. for Georgetown County Revenue	5.000%	6/1/35	1,000	1,097
	South Carolina Jobs Economic Development Authority Hospital Revenue (Prisma Health)	5.000%	5/1/37	1,500	1,528
	South Carolina Jobs-Economic Development Authority Health Care Facilities Revenue (Novant Health Obligated Group)	5.000%	11/1/31	1,700	1,872
	South Carolina Jobs-Economic Development Authority Health Care Facilities Revenue (Novant Health Obligated Group)	5.000%	11/1/38	1,425	1,505
	South Carolina Jobs-Economic Development Authority Health Care Facilities Revenue (Novant Health Obligated Group)	5.250%	11/1/40	1,250	1,322
	South Carolina Jobs-Economic Development Authority Health Care Facilities Revenue (Novant Health Obligated Group)	5.250%	11/1/43	1,175	1,216
	South Carolina Jobs-Economic Development Authority Health Care Facilities Revenue (Novant Health Obligated Group)	5.500%	11/1/45	1,110	1,170
	South Carolina Jobs-Economic Development Authority Healthcare Revenue (Beaufort Memorial Hospital)	5.250%	11/15/39	500	516
	South Carolina Jobs-Economic Development Authority Hospital Facilities Revenue	5.000%	10/1/35	1,000	1,076
	South Carolina Jobs-Economic Development Authority Hospital Facilities Revenue (Bon Secours Mercy Health Inc.)	5.250%	11/1/43	500	521
	South Carolina Jobs-Economic Development Authority Hospital Facilities Revenue (Bon Secours Mercy Health Inc.) PUT	5.000%	11/1/30	1,250	1,325
	South Carolina Jobs-Economic Development Authority Hospital Revenue (Prisma Health)	5.000%	5/1/35	2,000	2,051
	South Carolina Jobs-Economic Development Authority Retirement Community Revenue	5.250%	11/15/28	500	500
	South Carolina Jobs-Economic Development Authority Revenue	5.000%	10/1/37	1,000	1,058
	South Carolina Jobs-Economic Development Authority Revenue (Charleston Southern University)	5.000%	9/1/36	710	718
	South Carolina Jobs-Economic Development Authority Revenue (Charleston Southern University)	5.000%	9/1/41	670	645
	South Carolina Public Service Authority Revenue	4.000%	12/1/33	1,000	1,013
	South Carolina Public Service Authority Revenue	5.250%	12/1/34	1,500	1,655
	South Carolina Public Service Authority Revenue	4.000%	12/1/37	2,500	2,434
	South Carolina Public Service Authority Revenue	5.000%	12/1/43	1,000	1,022
	South Carolina Public Service Authority Revenue	5.000%	12/1/45	3,415	3,460
	South Carolina State GO	5.000%	4/1/41	2,260	2,381
	South Carolina State GO	5.000%	4/1/42	1,810	1,894
	South Carolina Transportation Infrastructure Revenue	5.000%	10/1/32	1,290	1,364
[3]	Spartanburg SC Regional Health Services District Revenue	5.000%	4/15/34	510	545
					64,563
South Dakota (0.1%)
	Lincoln County SD Economic Development Revenue (Augustana College Association Project)	4.000%	8/1/41	2,660	2,267
	South Dakota Health & Educational Facilities Authority Revenue (Regional Health System Obligated Group)	5.000%	9/1/32	2,915	2,986

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	South Dakota Health & Educational Facilities Authority Revenue (Regional Health System Obligated Group)	4.000%	9/1/34	2,125	2,097
	South Dakota Health & Educational Facilities Authority Revenue (Regional Health)	4.000%	9/1/36	2,500	2,407
	South Dakota Housing Development Authority Homeownership Mortgage Bonds Revenue	3.000%	11/1/51	665	656
	South Dakota Housing Development Authority Homeownership Mortgage Bonds Revenue	3.000%	11/1/52	1,145	1,125
	South Dakota Housing Development Authority Homeownership Mortgage Bonds Revenue	6.000%	5/1/54	165	176
	South Dakota State Building Authority Revenue	5.000%	6/1/37	1,000	1,025
					12,739
Tennessee (0.8%)
	Chattanooga TN Electric System Revenue	5.000%	9/1/31	1,000	1,003
	Chattanooga TN Health Educational & Housing Facility Board System Revenue	5.000%	12/1/35	1,500	1,618
	Chattanooga TN Health Educational & Housing Facility Board System Revenue	5.250%	12/1/44	1,000	1,020
	Cleveland TN Health & Educational Facilities Board Revenue (Hamilton Health Care System Inc. Project)	5.000%	8/15/42	1,140	1,176
	Greeneville TN Health & Educational Facilities Board Hospital Revenue (Ballad Health)	5.000%	7/1/27	1,590	1,648
	Greeneville TN Health & Educational Facilities Board Hospital Revenue (Ballad Health)	5.000%	7/1/35	1,000	1,025
	Jackson TN Hospital Project Revenue	5.000%	4/1/38	3,620	3,673
[5,6]	Knox County & Knoxville TN Sports Authority Public Facility Revenue (Multi-Use Stadium Project) TOB VRDO	4.150%	7/1/25	3,250	3,250
	Knox County TN GO	3.000%	6/1/37	3,580	3,184
	Knox County TN GO	4.000%	6/1/38	3,645	3,626
	Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue (Covenant Healthcare)	5.000%	1/1/36	1,000	1,012
	Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue (University Health System Inc.)	5.000%	9/1/27	925	939
	Memphis TN GO	4.000%	6/1/31	1,000	1,004
	Memphis TN GO	5.000%	4/1/41	1,120	1,174
	Memphis TN GO	5.000%	4/1/41	1,185	1,242
	Memphis-Shelby County TN Airport Authority Revenue	5.000%	7/1/34	500	536
	Metropolitan Government of Nashville & Davidson County TN Electric System Revenue	5.000%	5/15/37	840	857
	Metropolitan Government of Nashville & Davidson County TN Electric System Revenue	5.000%	5/15/37	600	665
	Metropolitan Government of Nashville & Davidson County TN Electric System Revenue	5.000%	5/15/38	750	823
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	1/1/36	1,525	1,539
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	1/1/42	1,450	1,353
	Metropolitan Government of Nashville & Davidson County TN Health & Educational Facilities Board Revenue	5.000%	7/1/29	1,000	1,073
	Metropolitan Government of Nashville & Davidson County TN Health & Educational Facilities Board Revenue	4.000%	10/1/31	215	213
	Metropolitan Government of Nashville & Davidson County TN Health & Educational Facilities Board Revenue	5.000%	5/1/39	750	778
	Metropolitan Government of Nashville & Davidson County TN Health & Educational Facilities Board Revenue (Vanderbilt University Medical Center)	5.000%	7/1/28	1,000	1,058
[3]	Metropolitan Government of Nashville & Davidson County TN Sports Authority Revenue	5.000%	7/1/41	2,990	3,124
	Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue	3.000%	7/1/39	3,500	2,954
	Metropolitan Nashville TN Airport Authority Revenue	5.000%	7/1/39	1,430	1,488
	Metropolitan Nashville TN Airport Authority Revenue	5.000%	7/1/40	860	907
[19]	New Memphis Arena Public Building Authority of Memphis & Shelby County TN Local Government Public Improvement Bonds Revenue (City of Memphis Project), 4.000% coupon rate effective 4/1/2026	0.000%	4/1/31	300	287
	Shelby County TN Health Educational & Housing Facilities Board Revenue (Baptist Memorial Health Care)	5.250%	9/1/34	1,910	2,087
	Shelby County TN Health Educational & Housing Facilities Board Revenue (Baptist Memorial Health Care) PUT	5.000%	9/1/29	1,000	1,048
[3]	Shelby County TN Health Educational & Housing Facilities Board Revenue (Methodist Le Bonheur HealthCare)	5.000%	6/1/32	1,000	1,078
[3]	Shelby County TN Health Educational & Housing Facilities Board Revenue (Methodist Le Bonheur HealthCare)	5.000%	6/1/33	1,265	1,368
[3]	Shelby County TN Health Educational & Housing Facilities Board Revenue (Methodist Le Bonheur HealthCare)	5.000%	6/1/34	1,305	1,407
[3]	Shelby County TN Health Educational & Housing Facilities Board Revenue (Methodist Le Bonheur HealthCare)	5.000%	6/1/35	1,525	1,635
	Tennergy Corp. TN Gas Revenue PUT	5.000%	12/1/29	11,485	12,078
	Tennergy Corp. TN Gas Revenue PUT	5.500%	12/1/30	3,135	3,290
	Tennessee Energy Acquisition Corp. Commodity Project Revenue PUT	5.000%	11/1/31	720	758
	Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/26	1,035	1,051
	Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/27	1,185	1,204
	Tennessee Energy Acquisition Corp. Gas Revenue PUT	5.000%	5/1/28	5,540	5,712
	Tennessee Housing Development Agency Finance Program Revenue	3.750%	7/1/52	925	926
	Tennessee Housing Development Agency Residential Finance Program Revenue	5.750%	1/1/54	945	1,005
	Tennessee School Bond Authority Higher Educational Facilities Revenue (2nd Program) Prere.	5.000%	11/1/25	10	10

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Williamson County TN Industrial Development Board Multifamily housing Revenue PUT	5.000%	5/1/27	510	523
					79,429
Texas (7.5%)
	Alamo TX Area Housing Finance Corp. Multifamily Revenue (Cedar Bluff Apartments) PUT	3.390%	7/1/28	500	504
	Alamo TX Community College District Maintenance Tax Notes GO	5.000%	2/15/28	1,000	1,057
[20]	Aldine TX Independent School District GO	5.000%	2/15/38	1,225	1,325
	Allen TX GO	5.000%	8/15/39	1,250	1,338
[20]	Allen TX Independent School District GO	5.000%	2/15/26	1,035	1,049
[20]	Andrews Independent School District GO	5.000%	2/15/28	1,025	1,082
[20]	Angleton TX Independent School District Unlimited Tax Bonds GO	4.000%	2/15/44	1,000	923
[20]	Arlington TX Higher Education Finance Corp. Revenue (Riverwalk Education Foundation Inc.)	4.000%	8/15/33	600	608
[3]	Arlington TX Special Tax Revenue	5.000%	2/15/28	305	322
[9]	Arlington TX Special Tax Revenue	5.000%	2/15/32	1,160	1,209
	Atascosa County TX Industrial Development Corp. Pollution Control Refunding Revenue Bonds	5.000%	12/15/37	1,435	1,491
	Austin TX Affordable PFC Inc. Multifamily Housing Revenue (Eagle's Landing Family Apartments)	4.500%	3/1/43	1,000	967
	Austin TX Airport System Revenue	5.000%	11/15/26	1,120	1,154
	Austin TX Airport System Revenue	5.000%	11/15/32	1,260	1,286
	Austin TX Community College District GO	4.000%	8/1/30	1,845	1,857
	Austin TX Community College District Public Facilities Corp. Lease Revenue	5.000%	8/1/27	1,000	1,002
	Austin TX Electric Utilities Systems Revenue	5.000%	11/15/44	1,000	1,017
	Austin TX Independent School District GO	5.000%	8/1/28	1,000	1,069
[20]	Austin TX Independent School District GO	5.000%	8/1/36	2,920	3,238
[20]	Austin TX Independent School District GO	5.000%	8/1/40	1,040	1,100
[20]	Austin TX Independent School District GO	4.000%	8/1/43	3,750	3,514
[20]	Austin TX Independent School District GO	4.000%	8/1/44	1,610	1,490
	Austin TX Water & Wastewater System Revenue	5.000%	11/15/30	4,995	5,123
	Austin TX Water & Wastewater System Revenue	5.000%	11/15/36	1,000	1,093
	Austin TX Water & Wastewater System Revenue	5.000%	11/15/37	1,000	1,010
	Austin TX Water & Wastewater System Revenue	5.000%	11/15/38	1,675	1,792
	Austin TX Water & Wastewater System Revenue	5.000%	11/15/42	2,500	2,607
[20]	Barbers Hill Independent School District GO	3.000%	2/15/38	1,000	847
[20]	Barbers Hill Independent School District GO	4.000%	2/15/41	1,690	1,624
[20]	Bastrop Independent School District GO	5.000%	2/15/42	4,115	4,294
[20]	Birdville Independent School District GO	5.000%	2/15/43	2,500	2,598
[20]	Boerne TX Independent School District GO PUT	4.000%	2/1/28	1,170	1,198
[20]	Bonham Independent School District GO	5.000%	2/15/42	1,325	1,386
[20]	Brock TX Independent School District GO	5.000%	8/15/39	1,000	1,064
[20]	Canutillo TX Independent School District GO	5.000%	2/15/41	650	686
[20]	Canutillo TX Independent School District GO	5.000%	2/15/42	800	838
[20]	Canutillo TX Independent School District GO	5.000%	2/15/43	835	870
[20]	Canutillo TX Independent School District GO	5.000%	2/15/44	500	518
[20]	Carrollton-Farmers TX Branch Independent School District GO	5.000%	2/15/29	1,285	1,387
[20]	Carrollton-Farmers TX Branch Independent School District GO	3.000%	2/15/39	1,000	848
[20]	Carrollton-Farmers TX Branch Independent School District GO	5.000%	2/15/40	2,170	2,296
[10]	Cedar Hill TX Independent School District GO	0.000%	8/15/26	1,000	965
	Central Texas Regional Mobility Authority Revenue	0.000%	1/1/26	880	865
	Central Texas Regional Mobility Authority Revenue	5.000%	1/1/26	1,115	1,125
	Central Texas Regional Mobility Authority Revenue	5.000%	1/1/32	1,785	1,917
	Central Texas Regional Mobility Authority Revenue	4.000%	1/1/35	1,000	1,011
	Central Texas Regional Mobility Authority Revenue	4.000%	1/1/36	1,115	1,100
	Central Texas Regional Mobility Authority Revenue	4.000%	1/1/39	3,000	2,873
	Central Texas Regional Mobility Authority Revenue	3.375%	1/1/41	445	375
	Central Texas Regional Mobility Authority Revenue Prere.	5.000%	7/1/25	865	865
[20]	Clear Creek TX Independent School District GO	5.000%	2/15/33	525	592
[20]	Clear Creek TX Independent School District GO	5.000%	2/15/34	910	932
	Clifton TX Higher Education Finance Corp. Revenue	5.000%	8/15/32	1,020	1,100
[20]	Clifton TX Higher Education Finance Corp. Revenue	5.000%	8/15/32	600	660
	Clifton TX Higher Education Finance Corp. Revenue	4.000%	8/15/36	1,500	1,462
[20]	Clifton TX Higher Education Finance Corp. Revenue	4.000%	8/15/36	700	703
[20]	Clifton TX Higher Education Finance Corp. Revenue	5.000%	8/15/37	1,190	1,284
[20]	Clifton TX Higher Education Finance Corp. Revenue	5.000%	8/15/40	1,665	1,745
[20]	Clifton TX Higher Education Finance Corp. Revenue	4.000%	8/15/44	1,705	1,531
	Collin County TX Community College District GO	4.000%	8/15/34	2,500	2,541
	Collin County TX Community College District Revenue	4.000%	8/15/42	3,000	2,742
	Collin County TX GO	5.000%	2/15/27	3,900	4,047
	Collin County TX GO	5.000%	2/15/28	1,450	1,533
[20]	Comal TX Independent School District GO	3.000%	2/15/40	500	414
[20]	Comal TX Independent School District GO	3.000%	2/1/41	1,000	778

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[20]	Community TX Independent School District Bonds GO	5.000%	2/15/38	1,370	1,447
	Conroe TX GO	5.000%	11/15/41	410	426
[20]	Conroe TX Independent School District Unlimited Tax Building Bonds GO	2.500%	2/15/38	3,000	2,388
[20]	Conroe TX Independent School District Unlimited Tax Refunding Bonds GO	5.000%	2/15/27	560	582
	Conroe TX Local Government Corp. Hotel & Contract Revenue (Conroe Convention Center Hotel)	5.000%	10/1/34	260	279
	Corpus Christi TX Utility System Junior Lien Revenue	5.000%	7/15/31	300	332
	Corpus Christi TX Utility System Junior Lien Revenue	5.000%	7/15/34	725	800
	Corpus Christi TX Utility System Junior Lien Revenue	5.000%	7/15/39	1,000	1,073
[20]	Crowley TX Independent School District GO	5.000%	2/1/39	1,565	1,668
[20]	Cypress-Fairbanks TX Independent School District GO	5.000%	2/15/28	1,000	1,059
[20]	Cypress-Fairbanks TX Independent School District GO	5.000%	2/15/29	2,000	2,156
[20]	Cypress-Fairbanks TX Independent School District GO	4.000%	2/15/34	1,000	1,000
[20]	Cypress-Fairbanks TX Independent School District GO	5.000%	2/15/34	1,240	1,401
	Dallas County TX Hospital District GO	4.000%	8/15/33	2,000	2,021
	Dallas TX Area Rapid Transit Sales Tax Revenue	5.000%	12/1/32	2,065	2,225
	Dallas TX GO	4.000%	2/15/39	6,250	6,073
	Dallas TX Hotel Occupancy Revenue (Kaufman & Rockall Counties)	4.000%	8/15/30	1,000	1,001
[13]	Dallas TX Housing Finance Corp. Multifamily Revenue (Mondello Apartments) PUT	5.000%	8/1/26	120	122
[20]	Dallas TX Independent School District GO	5.000%	2/15/28	1,985	2,104
[20]	Dallas TX Independent School District GO PUT	5.000%	2/15/31	1,720	1,877
	Dallas TX Waterworks & Sewer System Revenue	3.000%	10/1/37	2,145	1,918
	Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/33	1,125	1,269
	Dallas-Fort Worth TX International Airport Revenue	4.000%	11/1/34	1,000	1,016
	Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/35	2,060	2,297
	Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/38	1,000	1,072
	Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/40	1,750	1,863
	Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/42	1,360	1,419
	Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/43	1,395	1,447
	Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/44	1,160	1,197
	Dallas-Fort Worth TX International Airport Revenue	4.000%	11/1/45	1,085	993
[20]	Denison TX Independent School District GO	5.000%	8/1/26	1,600	1,639
[6]	Denton County TX Special Assessment Revenue (Green Meadows Project)	4.500%	12/31/35	135	135
[6]	Denton County TX Special Assessment Revenue (Green Meadows Project)	5.000%	12/31/35	100	101
[6]	Denton County TX Special Assessment Revenue (Green Meadows Project)	5.875%	12/31/45	100	101
	Denton TX GO	4.000%	2/15/42	160	148
	Denton TX GO	4.000%	2/15/44	3,000	2,722
[20]	Denton TX Independent School District GO	5.000%	8/15/41	1,000	1,052
[20]	Denton TX Independent School District GO	5.000%	8/15/41	1,000	1,059
[20]	Eagle Mountain & Saginaw TX Independent School District GO	5.000%	8/15/40	1,125	1,194
[20]	Eagle Mountain & Saginaw TX Independent School District GO PUT	4.000%	8/1/27	500	510
[20]	Eagle Pass TX Independent School District GO	4.000%	8/15/33	1,185	1,189
	Ector County TX GO	5.000%	2/15/34	1,000	1,116
	Ector County TX GO	5.000%	2/15/44	1,500	1,536
[3,7]	El Paso County TX Hospital District GO	5.000%	2/15/33	1,000	1,095
[3]	El Paso County TX Hospital District GO	5.000%	8/15/33	700	767
[3,7]	El Paso County TX Hospital District GO	5.000%	2/15/35	1,015	1,117
[3,7]	El Paso County TX Hospital District GO	5.000%	2/15/36	1,000	1,090
[3]	El Paso County TX Hospital District GO	5.000%	8/15/39	1,000	1,044
[3,7]	El Paso County TX Hospital District GO	5.250%	2/15/42	2,350	2,458
	El Paso TX GO	3.000%	8/15/37	765	661
	El Paso TX GO	3.000%	8/15/41	1,000	788
	El Paso TX Municipal Drain Utilities System Revenue	4.000%	3/1/43	1,670	1,519
	El Paso TX Water & Sewer System Revenue	5.000%	3/1/36	7,000	7,417
	EP Cimarron Ventanas PFC Residential Development Revenue	4.125%	12/1/39	375	356
	EP Essential TX Housing WF PFC Residential Development Revenue	4.250%	12/1/34	2,015	1,998
[6]	Fate TX Special Assessment Bonds Improvement Revenue	4.500%	8/15/31	500	493
[9]	Forney TX Independent School District GO	0.000%	8/15/42	1,000	429
[9]	Fort Bend County TX Municipal Utility District No. 58 (Unlimited Tax Refunding) GO	3.000%	4/1/35	435	385
	Fort Bend County TX Unlimited Tax Road GO	4.000%	3/1/33	1,000	1,006
	Fort Bend County TX Unlimited Tax Road GO	5.000%	3/1/34	1,650	1,672
	Fort Bend TX Grand Parkway Toll Road Authority Revenue	3.000%	3/1/36	840	757
[20]	Fort Bend TX Independent School District GO	5.000%	8/15/38	1,980	2,130
	Fort Worth TX GO	4.000%	3/1/41	2,445	2,286
	Fort Worth TX GO	4.000%	3/1/43	2,445	2,230
[7]	Fort Worth TX Water & Sewer System Revenue	5.000%	2/15/37	2,300	2,506
[20]	Frisco TX Independent School District GO	0.000%	8/15/26	3,620	3,502
[20]	Frisco TX Independent School District GO	3.000%	2/15/37	2,500	2,229
	Frisco TX Refunding & Improvement GO	4.000%	2/15/40	1,000	965
[20]	Galveston TX Independent School District GO	5.000%	2/1/36	1,500	1,589

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Galveston TX Wharves & Term Revenue	5.000%	8/1/39	600	625
	Garland TX Electric Utility System Revenue	4.000%	3/1/46	1,105	969
	Garland TX GO	5.000%	2/15/40	1,325	1,388
[20]	Garland TX Independent School District GO	5.000%	2/15/41	1,500	1,578
	Garland TX Water & Sewer System Revenue	5.000%	3/1/38	1,140	1,165
[20]	Georgetown TX Independent School District Unlimited Tax Building Bonds GO	3.000%	8/15/39	3,000	2,534
[20]	Georgetown TX Independent School District Unlimited Tax Building Bonds GO	5.000%	2/15/42	1,610	1,690
[9]	Georgetown TX Utility System Revenue	5.000%	8/15/27	635	665
[9]	Georgetown TX Utility System Revenue	5.000%	8/15/39	1,655	1,765
[9]	Georgetown TX Utility System Revenue	5.000%	8/15/40	2,320	2,438
	Georgetown TX Utility System Revenue	5.000%	8/15/40	1,000	1,061
[20]	Goose Creek TX Consolidated Independent School District GO	5.000%	2/15/39	1,000	1,062
[20]	Goose Creek TX Consolidated Independent School District GO PUT	0.600%	8/17/26	400	389
	Granbury TX Combination Tax Revenue	5.000%	8/15/41	1,980	2,047
	Grand Parkway Transportation Corp. Texas System Toll Revenue	5.050%	10/1/30	1,550	1,645
	Grand Parkway Transportation Corp. Texas System Toll Revenue	5.000%	10/1/35	1,000	1,035
	Grand Parkway Transportation Corp. Texas System Toll Revenue	5.000%	10/1/43	2,580	2,609
	Grand Parkway Transportation Corp. Texas System Toll Revenue PUT	5.000%	4/1/28	1,400	1,466
	Grand Prairie TX Combination Tax GO	4.000%	2/15/35	1,245	1,254
[3]	Greater Texoma TX Utility Authority Contract Revenue	5.000%	10/1/37	1,000	1,056
[9]	Greenville TX Electric Utility System Revenue	5.000%	2/15/32	2,880	3,181
[20]	Greenwood TX Independent School District GO	4.000%	2/15/40	9,050	8,715
	Guadalupe-Blanco River Authority Revenue	4.000%	8/15/38	200	195
	Guadalupe-Blanco River Authority Revenue	4.000%	8/15/39	140	133
	Guadalupe-Blanco River Authority Revenue	4.000%	8/15/40	130	122
[9]	Hale County TX GO	5.000%	3/15/36	1,635	1,784
	Harris County TX Cultural Education Facilities Finance Corp. Revenue	5.000%	7/1/31	1,000	1,098
	Harris County TX Cultural Education Facilities Finance Corp. Revenue	5.000%	10/1/31	1,445	1,601
	Harris County TX Cultural Education Facilities Finance Corp. Revenue	5.000%	7/1/34	1,100	1,222
	Harris County TX Cultural Education Facilities Finance Corp. Revenue	3.000%	10/1/40	1,000	809
	Harris County TX Cultural Education Facilities Finance Corp. Revenue PUT	5.000%	5/15/32	2,830	3,030
	Harris County TX Cultural Education Facilities Finance Corp. Thermal Utility Revenue (TECO Project)	5.000%	11/15/30	1,000	1,036
	Harris County TX Flood Control Improvement GO	3.000%	10/1/39	1,500	1,223
	Harris County TX Flood Control Improvement GO	4.000%	9/15/41	1,000	924
	Harris County TX Flood Control Improvement GO	4.000%	9/15/42	3,500	3,186
	Harris County TX GO	5.000%	9/15/29	2,000	2,178
	Harris County TX GO	5.000%	10/1/36	1,200	1,203
	Harris County TX GO	5.000%	10/1/40	2,470	2,473
	Harris County TX GO	4.000%	9/15/41	1,740	1,668
	Harris County TX Hospital District GO	5.000%	2/15/37	1,715	1,875
	Harris County TX Hospital District GO	5.000%	2/15/42	1,810	1,876
	Harris County TX Industrial Development Corp. Marine Terminal Revenue (Energy Transfer LP Project) PUT	4.050%	6/1/33	4,495	4,399
	Harris County TX Permanent Improvement GO	3.000%	10/1/40	1,000	789
	Harris County TX Toll Road First Lien Revenue	5.000%	8/15/40	1,500	1,588
	Harris County TX Toll Road First Lien Revenue	4.000%	8/15/43	1,035	952
	Harris County TX Toll Road First Lien Revenue	5.000%	8/15/44	1,275	1,320
	Harris County TX Toll Road Revenue	5.000%	8/15/41	1,695	1,711
[10]	Harris County-Houston TX Sports Authority Revenue	0.000%	11/15/31	1,160	907
[10]	Harris County-Houston TX Sports Authority Revenue ETM	0.000%	11/15/28	2,950	2,652
[10]	Harris County-Houston TX Sports Authority Revenue ETM	0.000%	11/15/31	1,340	1,081
	Hidalgo County TX Drain District No. 1 GO	4.125%	9/1/39	500	488
	Hidalgo County TX Regional Mobility Authority Toll & Vehicle Registration Fee Revenue	5.000%	12/1/35	840	859
	Hidalgo County TX Regional Mobility Authority Toll & Vehicle Registration Fee Revenue	4.000%	12/1/39	850	786
	Hidalgo County TX Regional Mobility Authority Toll & Vehicle Registration Fee Revenue	0.000%	12/1/44	1,000	357
	Houston TX Airport System Revenue	5.000%	7/1/37	1,720	1,757
	Houston TX GO	5.000%	3/1/27	1,000	1,040
	Houston TX GO	4.000%	3/1/35	1,500	1,502
	Houston TX GO	5.000%	3/1/40	1,575	1,661
	Houston TX GO	5.250%	3/1/41	1,000	1,058
	Houston TX Hotel Occupancy Tax & Special Convention & Entertainment Facilities Revenue	3.000%	9/1/32	500	480
	Houston TX Public Improvement Refunding GO	5.000%	3/1/26	500	508
	Houston TX Public Improvement Refunding GO	5.000%	3/1/39	1,245	1,328
	Houston TX Public Improvement Refunding GO	5.000%	3/1/40	1,500	1,582
	Houston TX Refunding Public Improvement Bonds GO	3.000%	3/1/36	1,010	903
	Houston TX Utility System Revenue	5.000%	11/15/26	1,350	1,394
	Houston TX Utility System Revenue	5.000%	11/15/34	1,000	1,001
	Houston TX Utility System Revenue	3.000%	11/15/40	1,150	935
	Houston TX Utility System Revenue	5.000%	11/15/43	2,885	2,926

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[20]	Hurst-Euless-Bedford Independent School District GO	4.000%	8/15/42	2,615	2,452
	Irving TX GO	5.000%	9/15/27	1,425	1,494
[20]	Jacksboro TX Independent School District GO	5.000%	2/15/37	2,550	2,782
[20]	Katy TX Independent School District GO	5.000%	2/15/28	2,355	2,487
[20]	Katy TX Independent School District GO	5.000%	2/15/44	1,315	1,360
[7,20]	Klein TX Independent School District GO	5.000%	8/1/36	1,720	1,915
[7,20]	Klein TX Independent School District GO	5.000%	8/1/37	2,680	2,956
[7,20]	Klein TX Independent School District GO	5.000%	8/1/38	1,500	1,639
	Laguna-Madre Water District GO	4.000%	3/1/42	3,205	2,923
	Lake Houston Redevelopment Authority Tax Increment Contract Revenue	3.000%	9/1/37	825	678
	Lake Worth TX Combination TAX GO	4.000%	8/15/43	1,775	1,622
[20]	Lamar TX Consolidated Independent School District GO	5.000%	2/15/41	1,000	1,052
[20]	Lamar TX Consolidated Independent School District GO	5.000%	2/15/43	1,000	1,040
	Laredo TX Combination Tax GO	5.000%	2/15/36	1,000	1,093
	Laredo TX Combination Tax GO	4.125%	2/15/41	1,000	962
[9]	Laredo TX Community College District Revenue	4.000%	8/1/34	1,820	1,794
[20]	Leander TX Independent School District GO	5.000%	8/15/37	1,095	1,213
[20]	Leander TX Independent School District GO	5.000%	8/15/38	1,195	1,313
[20]	Leander TX Independent School District GO	5.000%	8/15/39	1,145	1,243
	Lewisville TX GO	5.000%	2/15/27	3,140	3,254
[20]	Lewisville TX Independent School District GO	5.000%	8/15/37	1,000	1,095
[20]	Lewisville TX Independent School District GO	5.000%	8/15/44	2,785	2,884
	Liberty County TX Combination Tax GO	2.000%	8/1/33	1,070	914
[20]	Liberty Hill TX Independent School District GO (School Building Bonds)	5.000%	2/1/41	2,635	2,758
[20]	Llano TX Independent School District GO	5.000%	2/15/29	1,500	1,617
	Lower Colorado River Authority Texas Revenue	5.000%	5/15/37	1,000	1,086
	Lower Colorado River Authority Texas Revenue	5.000%	5/15/42	1,000	1,034
	Lower Colorado River Authority Texas Revenue PUT	5.000%	5/15/28	2,000	2,087
	Lower Colorado River Authority Texas Revenue PUT	5.000%	5/15/32	1,750	1,884
[3]	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp. Project)	5.000%	5/15/39	1,250	1,313
	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp. Project)	5.000%	5/15/41	3,095	3,184
[3]	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp. Project)	4.000%	5/15/43	1,600	1,456
	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp. Project)	5.000%	5/15/44	1,000	1,003
	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp. Project)	5.000%	5/15/45	1,605	1,639
	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.)	5.000%	5/15/34	1,120	1,166
	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.)	5.000%	5/15/36	1,085	1,143
	Lower Colorado River Authority TX Transmission Contract Revenue (LCRA Transmission Services Corp. Project)	5.250%	5/15/41	1,000	1,054
[3]	Lubbock TX Electric Light & Power System Revenue	5.000%	4/15/38	1,750	1,862
	Lubbock TX Electric Light & Power System Revenue	5.000%	4/15/40	2,170	2,203
	Lubbock TX GO	4.000%	2/15/42	1,490	1,392
	Manor TX Combination Tax GO	5.000%	8/15/41	1,280	1,334
	Manor TX Combination Tax GO	5.000%	8/15/42	1,200	1,241
	Massachusetts Development Finance Agency Revenue (Merrimack College)	4.530%	2/1/44	1,000	968
	McKinney TX GO	3.750%	8/15/36	1,090	1,078
	McKinney TX GO	3.875%	8/15/38	880	853
	McKinney TX GO	4.000%	8/15/43	1,000	918
[20]	McKinney TX Independent School District GO	5.000%	2/15/31	3,475	3,481
	McKinney TX Waterworks & Sewer System Revenue	5.000%	3/15/31	400	443
	McKinney TX Waterworks & Sewer System Revenue	5.000%	3/15/41	700	727
[8]	Mesquite TX Health Facilities Development Corp. Retirement Revenue (Christian Care Centers Inc. Project)	5.000%	2/15/24	74	1
	Midland County TX GO	4.000%	2/15/41	3,010	2,827
[20]	Midland TX Independent School District GO	4.000%	2/15/40	1,000	970
[20]	Midland TX Independent School District GO	4.000%	2/15/42	2,145	2,022
	Montgomery County TX Unlimited Tax GO	5.000%	3/1/35	5,730	5,929
[20]	New Caney TX Independent School District GO	5.000%	2/15/34	1,315	1,484
[20]	New Caney TX Independent School District GO PUT	4.000%	8/15/27	500	510
	New Hope TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue (Bella Vida Forefront Living Project)	4.250%	10/1/30	60	60
	New Hope TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue (Bella Vida Forefront Living Project)	4.625%	10/1/30	65	65
	New Hope TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue (Bella Vida Forefront Living Project)	6.250%	10/1/45	755	732

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[6]	New Hope TX Cultural Education Facilities Finance Corp. Senior Living Revenue (Superior Living Foundation Project)	5.750%	7/1/35	1,000	982
[6]	New Hope TX Cultural Education Facilities Finance Corp. Senior Living Revenue (Superior Living Foundation Project)	6.250%	7/1/45	1,000	916
	North East TX Regional Mobility Authority Revenue	5.000%	1/1/30	2,390	2,408
[9]	North Fort Bend Authority TX Water System Revenue	3.000%	12/15/35	750	690
[9]	North Fort Bend Authority TX Water System Revenue	3.000%	12/15/36	585	528
	North Texas Municipal Water District Regional Wastewater System Revenue	4.000%	6/1/31	1,500	1,519
	North Texas Municipal Water District Water System Revenue	5.000%	9/1/27	6,335	6,646
[3]	North Texas Tollway Authority Revenue	0.000%	1/1/30	1,000	861
[3]	North Texas Tollway Authority Revenue	0.000%	1/1/31	1,000	828
[3]	North Texas Tollway Authority Revenue	0.000%	1/1/32	3,055	2,432
[3]	North Texas Tollway Authority Revenue	0.000%	1/1/33	1,000	763
	North Texas Tollway Authority Revenue	5.000%	1/1/33	1,290	1,434
[3]	North Texas Tollway Authority Revenue	0.000%	1/1/34	1,500	1,094
	North Texas Tollway Authority Revenue	5.000%	1/1/34	1,125	1,258
	North Texas Tollway Authority Revenue	5.000%	1/1/34	1,290	1,437
[3]	North Texas Tollway Authority Revenue	0.000%	1/1/35	1,500	1,042
[3]	North Texas Tollway Authority Revenue	0.000%	1/1/36	1,000	660
	North Texas Tollway Authority Revenue	3.000%	1/1/38	1,860	1,613
	North Texas Tollway Authority Revenue	5.250%	1/1/42	1,110	1,174
	North Texas Tollway Authority System Revenue	5.000%	1/1/26	115	115
	North Texas Tollway Authority System Revenue	5.000%	1/1/26	1,000	1,011
	North Texas Tollway Authority System Revenue	5.000%	1/1/27	1,075	1,113
[3]	North Texas Tollway Authority System Revenue	0.000%	1/1/28	1,000	924
	North Texas Tollway Authority System Revenue	5.000%	1/1/32	1,200	1,331
	North Texas Tollway Authority System Revenue	4.000%	1/1/36	1,015	999
[3]	North Texas Tollway Authority System Revenue	4.000%	1/1/37	1,520	1,495
	North Texas Tollway Authority System Revenue	4.000%	1/1/37	1,030	996
	North Texas Tollway Authority System Revenue	4.000%	1/1/37	1,250	1,229
	North Texas Tollway Authority System Revenue	5.000%	1/1/38	1,005	1,029
	North Texas Tollway Authority System Revenue	5.000%	1/1/39	1,000	1,054
	North Texas Tollway Authority System Revenue	4.125%	1/1/40	1,000	976
	North Texas Tollway Authority System Revenue	5.000%	1/1/40	1,000	1,045
	North Texas Tollway Authority System Revenue	5.000%	1/1/41	1,000	1,044
	North Texas Tollway Authority System Revenue Prere.	0.000%	9/1/31	1,250	651
[20]	Northside TX Independent School District GO	4.000%	8/15/32	1,305	1,309
[20]	Northside TX Independent School District GO	5.000%	8/15/41	1,575	1,659
[20]	Northside TX Independent School District GO PUT	2.000%	6/1/27	2,000	1,948
[7,20]	Northwest Independent School District Texas GO	5.000%	2/15/37	910	1,001
[7,20]	Northwest Independent School District Texas GO	5.000%	2/15/38	2,450	2,665
[20]	Northwest Independent School District Texas GO	5.000%	2/15/41	1,200	1,248
[20]	Northwest Independent School District Texas GO	4.000%	2/15/43	1,450	1,351
[7,20]	Northwest Independent School District Texas GO	5.000%	2/15/43	650	679
[7,20]	Northwest Independent School District Texas GO	5.000%	2/15/44	2,465	2,563
[7,20]	Northwest Independent School District Texas GO	5.000%	2/15/45	2,400	2,484
	Odessa TX Combination Tax GO	3.000%	3/1/38	1,255	1,075
[20]	Pasadena Independent School District GO	5.000%	2/15/42	1,000	1,043
	Pearland TX GO	4.000%	3/1/32	1,095	1,103
	Pearland TX GO	4.000%	3/1/33	910	915
[9]	Pearland TX GO	5.000%	9/1/33	510	570
	Pearland TX Waterworks & Sewer System Revenue	4.000%	9/1/32	240	242
	Pearland TX Waterworks & Sewer System Revenue	4.000%	9/1/33	340	341
	Pflugerville TX Combination Tax GO	4.000%	8/1/40	1,280	1,234
	Pflugerville TX GO	4.000%	8/1/35	1,250	1,251
	Plano TX GO	5.000%	9/1/26	1,185	1,216
	Plano TX GO	5.000%	9/1/28	1,305	1,396
	Plano TX GO	3.200%	9/1/34	1,410	1,356
[20]	Plano TX Independent School District GO	5.000%	2/15/31	4,495	4,991
[20]	Plano TX Independent School District GO	4.000%	2/15/34	5,620	5,623
[20]	Plano TX Independent School District GO	5.000%	2/15/41	500	528
	Port Authority of Houston of Harris County Texas Revenue	5.000%	10/1/28	1,350	1,439
	Port Authority of Houston of Harris County Texas Revenue	5.000%	10/1/42	1,000	1,036
[20]	Prosper TX Independent School District GO	3.000%	2/15/40	3,940	3,255
[20]	Rankin TX Independent School District GO	5.000%	2/15/33	865	888
[20]	Richardson Independent School District GO	5.000%	2/15/36	1,590	1,739
[20]	Richardson Independent School District GO	5.000%	2/15/37	1,850	2,008
[20]	Richardson Independent School District GO	5.000%	2/15/39	4,500	4,811
	Richardson TX GO	4.000%	2/15/42	1,860	1,728
	San Angelo TX Combination Tax Ltd. Surplus GO	4.000%	2/15/42	2,000	1,884

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Antonio TX Electric & Gas Systems Revenue	3.000%	2/1/30	535	536
	San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/30	2,500	2,721
	San Antonio TX Electric & Gas Systems Revenue	3.000%	2/1/31	255	255
	San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/32	1,000	1,117
	San Antonio TX Electric & Gas Systems Revenue	4.000%	2/1/34	1,255	1,259
	San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/35	1,125	1,197
	San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/36	1,000	1,018
	San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/39	1,000	1,076
	San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/41	1,000	1,053
	San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/42	1,250	1,308
	San Antonio TX Electric & Gas Systems Revenue	4.000%	2/1/43	1,000	920
	San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/43	1,265	1,314
	San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/44	1,120	1,156
	San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/46	1,500	1,517
	San Antonio TX Electric & Gas Systems Revenue PUT	1.125%	12/1/26	150	145
	San Antonio TX Electric & Gas Systems Revenue PUT	3.650%	12/1/26	1,000	999
	San Antonio TX Electric & Gas Systems Revenue PUT	2.000%	12/1/27	1,000	956
	San Antonio TX Housing Trust Public Facility Corp. Revenue (Sageland Flats Apartments)	4.550%	3/1/43	1,000	971
[20]	San Antonio TX Independent School District GO	5.000%	8/1/25	1,130	1,132
[20]	San Antonio TX Independent School District GO	5.000%	8/15/29	1,295	1,298
	San Antonio TX Municipal Facilities Corp. Lease Revenue	5.000%	9/15/35	3,000	3,251
	San Antonio TX Municipal Facilities Corp. Lease Revenue	5.000%	9/15/37	3,000	3,198
	San Antonio TX Municipal Facilities Corp. Lease Revenue (City Tower Renovation Project)	3.000%	8/1/34	2,305	2,132
	San Antonio TX Water Revenue	5.000%	5/15/34	1,000	1,021
	San Antonio TX Water Revenue	5.000%	5/15/36	750	838
	San Antonio TX Water Revenue	5.000%	5/15/37	1,680	1,711
	San Antonio TX Water Revenue	5.000%	5/15/38	1,440	1,476
[20]	Sanger TX Independent School District Unlimited Tax Building Bonds GO	5.000%	8/15/37	1,755	1,886
[20]	Sherman TX Independent School District GO	5.000%	2/15/28	270	286
	Smith County TX GO	5.000%	8/15/43	3,000	3,083
	Southwest Higher Education Authority Inc. TX Revenue (Southern Methodist University Project)	4.000%	10/1/34	1,350	1,352
	Southwest Higher Education Authority Inc. TX Revenue (Southern Methodist University Project)	5.000%	10/1/36	1,250	1,364
[20]	Southwest TX Independent School District GO	3.000%	2/1/36	1,250	1,114
[20]	Spring TX Independent School District GO	5.000%	2/1/28	1,690	1,788
[20]	Spring TX Independent School District GO	4.000%	2/1/43	3,070	2,910
	Sugar Land TX GO	5.000%	2/15/26	510	517
	Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Cook Children's Medical Center)	5.000%	12/1/42	1,000	1,043
	Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Cook Children's Medical Center)	5.000%	12/1/44	1,020	1,046
	Tarrant County TX Cultural Education Facilities Finance Corp. Revenue PUT	5.000%	7/1/32	2,180	2,304
	Tarrant County TX Cultural Education Facilities Finance Corp. Revenue (Christus Health)	5.000%	7/1/29	1,000	1,068
	Tarrant County TX Cultural Education Facilities Finance Corp. Revenue (Christus Health)	5.000%	7/1/32	3,000	3,242
	Tarrant County TX GO	5.000%	7/15/33	600	663
	Tarrant County TX GO	4.000%	7/15/41	1,000	933
	Tarrant County TX Housing Finance Corp. Revenue (Meridian Apartments)	4.600%	3/1/43	1,000	970
	Tarrant County TX Housing Finance Corp. Revenue (Meridian Apartments) PUT	5.000%	9/1/27	110	114
	Texas A & M University Permanent Fund Revenue	5.000%	7/1/26	2,680	2,740
	Texas Department of Housing & Community Affairs Residential Mortgage Revenue	5.750%	1/1/53	905	971
	Texas Department of Housing & Community Affairs Revenue	5.500%	9/1/52	930	982
	Texas GO	5.000%	10/1/36	1,225	1,227
	Texas Municipal Gas Acquisition & Supply Corp. I Revenue	6.250%	12/15/26	60	62
	Texas Municipal Gas Acquisition & Supply Corp. III Revenue	5.000%	12/15/28	2,475	2,582
	Texas Municipal Gas Acquisition & Supply Corp. III Revenue	5.000%	12/15/29	4,235	4,456
	Texas Municipal Gas Acquisition & Supply Corp. III Revenue	5.000%	12/15/30	960	1,015
	Texas Municipal Gas Acquisition & Supply Corp. III Revenue	5.000%	12/15/31	1,390	1,478
	Texas Municipal Gas Acquisition & Supply Corp. IV Revenue	5.500%	1/1/34	1,895	2,082
	Texas Municipal Gas Acquisition & Supply Corp. IV Revenue PUT	5.500%	1/1/30	10,670	11,334
	Texas Municipal Gas Acquisition & Supply Corp. IV Revenue PUT	5.500%	1/1/34	4,390	4,815
	Texas Municipal Gas Acquisition & Supply Corp. V Revenue PUT	5.000%	1/1/34	5,980	6,356
[3]	Texas Municipal Power Agency Revenue	3.000%	9/1/31	950	928
	Texas Private Activity Bond Surface Transportation Corp. Revenue (Infrastructure Group LLC I-635 Managed Lanes Project)	4.000%	12/31/31	3,185	3,218
	Texas Private Activity Bond Surface Transportation Corp. Revenue (Infrastructure Group LLC I-635 Managed Lanes Project)	4.000%	6/30/32	2,160	2,172
	Texas Private Activity Bond Surface Transportation Corp. Revenue (Infrastructure Group LLC I-635 Managed Lanes Project)	4.000%	12/31/35	1,045	1,019

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Texas Private Activity Bond Surface Transportation Corp. Revenue (Infrastructure Group LLC I-635 Managed Lanes Project)	4.000%	6/30/40	2,000	1,819
	Texas Private Activity Bond Surface Transportation Corp. Revenue (Infrastructure Group LLC I-635 Managed Lanes Projects)	4.000%	6/30/38	1,200	1,126
	Texas Private Activity Bond Surface Transportation Corp. Revenue (Infrastructure Group LLC I-635 Managed Lanes Projects)	4.000%	12/31/38	1,000	932
	Texas Private Activity Bond Surface Transportation Corp. Revenue (NTE Mobility Partners LLC North Tarrant Express Managed Lanes Project)	5.000%	12/31/31	1,000	1,064
	Texas Private Activity Bond Surface Transportation Corp. Revenue (NTE Mobility Partners LLC North Tarrant Express Managed Lanes Project)	5.000%	12/31/34	2,000	2,097
[9]	Texas Public Finance Authority Revenue	5.250%	5/1/37	500	530
[11]	Texas State Turnpike Authority Central System Revenue	0.000%	8/15/28	1,800	1,635
	Texas State University System Financing System Revenue	5.000%	3/15/32	1,625	1,671
	Texas State Water Financial Assistance GO	5.000%	8/1/29	3,695	3,862
	Texas Transportation Commission GO	5.000%	4/1/29	2,430	2,630
	Texas Transportation Commission GO	5.000%	10/1/29	1,500	1,505
	Texas Transportation Commission GO	5.000%	10/1/31	675	755
	Texas Transportation Commission GO	5.000%	10/1/32	1,110	1,251
	Texas Transportation Commission GO	5.000%	10/1/36	4,900	5,056
	Texas Transportation Commission GO	5.000%	4/1/40	1,000	1,065
	Texas Transportation Commission GO	5.000%	4/1/41	1,120	1,183
	Texas Transportation Commission GO	5.000%	10/1/42	1,290	1,354
	Texas Transportation Commission GO PUT	0.650%	4/1/26	1,575	1,535
	Texas Transportation Commission Mobility Fund GO	5.000%	10/1/34	1,705	1,769
	Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/33	1,490	1,660
	Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/34	2,165	2,414
	Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/35	2,000	2,210
	Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/35	3,470	3,827
	Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/36	2,000	2,190
	Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/39	1,400	1,460
	Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/39	1,000	1,060
	Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/40	1,000	1,052
	Texas Transportation Commission Turnpike System Revenue PUT	5.000%	8/15/30	1,095	1,152
	Texas Water Development Board Revenue	5.000%	10/15/28	1,500	1,612
	Texas Water Development Board Revenue	5.000%	10/15/31	5,795	5,823
	Texas Water Development Board Revenue	4.000%	10/15/32	1,125	1,138
	Texas Water Development Board Revenue	5.000%	10/15/33	2,210	2,509
	Texas Water Development Board Revenue	5.000%	8/1/34	3,000	3,197
	Texas Water Development Board Revenue	4.000%	10/15/34	1,305	1,311
	Texas Water Development Board Revenue	4.000%	10/15/35	2,895	2,900
	Texas Water Development Board Revenue	5.000%	10/15/35	1,350	1,521
	Texas Water Development Board Revenue	5.000%	10/15/40	1,270	1,369
	Texas Water Development Board Revenue	4.700%	10/15/41	2,000	2,040
	Texas Water Development Board State Implementation Revenue Fund (Master Trust)	5.000%	10/15/32	2,070	2,189
	Texas Water Development Board State Implementation Revenue Fund (Master Trust)	4.000%	10/15/33	2,000	2,004
	Texas Water Development Board State Implementation Revenue Fund (Master Trust)	5.000%	10/15/34	2,500	2,546
	Texas Water Development Board State Implementation Revenue Fund (Master Trust)	4.450%	10/15/36	2,250	2,319
	Texas Water Development Board State Implementation Revenue Fund (Master Trust)	3.000%	10/15/39	3,045	2,558
	Texas Water Development Board State Implementation Revenue Fund (Master Trust)	5.000%	10/15/43	3,535	3,583
	Tomball TX Combination Tax GO	4.500%	2/15/42	1,290	1,279
[20]	Tomball TX Independent School District Unlimited Tax Building Bonds GO	3.875%	2/15/43	1,000	903
	Travis County TX Housing Finance Corp. Multifamily Housing Revenue (Bluestein Boulevard Apartments) PUT	3.400%	7/1/28	1,000	1,001
	Trinity River Authority of Texas Denton Creek Regional Wastewater Treatment System Revenue	5.000%	2/1/27	2,645	2,739
	Trinity River Authority of Texas Red Oak Creek System Revenue	4.000%	2/1/30	1,635	1,701
	Trinity River Authority of Texas Regional Wastewater System Revenue	4.000%	8/1/32	250	260
	Trinity River Authority of Texas Regional Wastewater System Revenue	5.000%	8/1/37	1,235	1,276
	Trinity River Authority Revenue (Tarrant County Water Project)	5.000%	2/1/37	625	674
	Tyler TX Water & Sewer System Revenue	5.000%	9/1/29	1,190	1,285
	Tyler TX Water & Sewer System Revenue	5.000%	9/1/44	2,470	2,523
	University of Houston Texas Revenue	3.000%	2/15/31	3,090	3,021
	University of Houston Texas Revenue	4.000%	2/15/33	1,840	1,847
	University of Houston Texas Revenue	5.000%	2/15/35	4,500	4,545
	University of North Texas Revenue	5.000%	4/15/33	1,000	1,124
	University of North Texas Revenue	4.000%	4/15/34	1,110	1,118
	University of North Texas Revenue	5.000%	4/15/36	1,275	1,301
	University of Texas Financing System Bonds Revenue	2.000%	8/15/36	750	590
	University of Texas Financing System Bonds Revenue	5.000%	8/15/40	2,625	2,913
	University of Texas Financing System Revenue	5.000%	8/15/32	770	870

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	University of Texas Financing System Revenue	5.000%	8/15/34	1,000	1,061
	University of Texas Financing System Revenue	5.000%	8/15/35	2,650	3,006
	University of Texas Financing System Revenue	5.000%	8/15/36	1,000	1,123
	University of Texas Financing System Revenue	5.000%	8/15/38	490	533
	University of Texas Financing System Revenue	5.000%	3/15/39	1,205	1,289
	University of Texas Financing System Revenue	5.000%	8/15/39	880	948
	University of Texas Financing System Revenue	3.000%	8/15/41	950	781
	University of Texas Financing System Revenue	5.000%	3/15/42	1,500	1,566
	University of Texas Financing System Revenue	5.000%	8/15/42	1,000	1,059
	University of Texas Financing System Revenue	5.000%	3/15/44	1,000	1,033
	University of Texas Permanent University Fund Revenue	5.000%	7/1/34	1,295	1,470
	University of Texas Permanent University Fund Revenue	5.000%	7/1/37	1,260	1,418
	University of Texas Permanent University Fund Revenue	5.000%	7/1/38	1,315	1,475
	University of Texas Permanent University Fund Revenue	5.000%	7/1/39	1,125	1,256
	Waco TX Combination Tax GO	5.000%	2/1/32	825	914
	Waco TX Combination Tax GO	5.000%	2/1/33	1,000	1,114
	Waco TX Combination Tax GO	5.000%	2/1/43	2,000	2,068
[20]	Waco TX Independent School District GO	4.000%	8/15/42	915	857
[20]	Waxahachie TX Independent School District GO	5.000%	2/15/33	1,000	1,127
[20]	Weslaco TX Independent School District GO	5.000%	2/15/41	1,000	1,056
[9]	West Travis County TX Public Utility Agency Revenue	5.000%	8/15/27	1,235	1,290
[9]	West Travis County TX Public Utility Agency Revenue	4.000%	8/15/32	270	272
[20]	Whitehouse TX Independent School District GO	5.000%	2/15/42	1,250	1,259
	Williamson County TX GO	5.000%	2/15/28	2,000	2,121
	Williamson County TX GO	5.000%	2/15/32	6,460	7,221
	Williamson County TX GO	5.000%	2/15/39	5,795	6,275
	Williamson County TX GO	4.000%	2/15/43	2,820	2,604
[7,20]	Willis TX Independent School District GO	5.000%	2/15/40	1,015	1,086
[7,20]	Willis TX Independent School District GO	5.000%	2/15/41	1,595	1,691
[7,20]	Willis TX Independent School District GO	5.000%	2/15/42	1,670	1,753
[7,20]	Willis TX Independent School District GO	5.000%	2/15/43	1,730	1,801
[7,20]	Willis TX Independent School District GO	5.000%	2/15/45	2,705	2,792
[7,20]	Wimberley TX Independent School District GO	5.000%	8/15/37	2,000	2,203
[7,20]	Wimberley TX Independent School District GO	5.000%	8/15/38	720	785
[7,20]	Wimberley TX Independent School District GO	5.000%	8/15/39	1,125	1,217
[7,20]	Wimberley TX Independent School District GO	5.000%	8/15/40	1,170	1,254
[7,20]	Wimberley TX Independent School District GO	5.000%	8/15/41	1,520	1,613
[7,20]	Wimberley TX Independent School District GO	5.000%	8/15/42	1,500	1,574
[7,20]	Wimberley TX Independent School District GO	5.000%	8/15/43	2,340	2,431
[7,20]	Wimberley TX Independent School District GO	5.000%	8/15/44	6,830	7,058
[7,20]	Wimberley TX Independent School District GO	5.000%	8/15/45	5,070	5,216
[20]	Wylie TX Independent School District GO	5.000%	2/15/26	200	203
					799,880
Utah (0.4%)
	Central Utah Water Conservancy District GO	5.000%	4/1/28	6,050	6,435
	Central Utah Water Conservancy District Revenue	4.000%	10/1/32	1,000	1,012
[3]	Downtown Revitalization Public Infrastructure District UT Sales Tax Revenue (SEG Redevelopment Project)	5.000%	6/1/36	1,160	1,262
[3]	Downtown Revitalization Public Infrastructure District UT Sales Tax Revenue (SEG Redevelopment Project)	5.250%	6/1/42	1,490	1,583
	Duchesne School District UT Municipal Building Authority Lease Revenue	5.000%	6/1/37	1,400	1,447
	Granite UT School District Salt Lake County GO	5.000%	6/1/28	2,490	2,582
	Intermountain UT Power Agency Supply Revenue	4.000%	7/1/36	2,310	2,289
	Intermountain UT Power Agency Supply Revenue	5.000%	7/1/38	2,000	2,082
	Intermountain UT Power Agency Supply Revenue	5.000%	7/1/40	2,000	2,074
	Intermountain UT Power Agency Supply Revenue	5.000%	7/1/41	1,105	1,133
	Intermountain UT Power Agency Supply Revenue	5.000%	7/1/42	2,500	2,551
	Jordan Valley UT Water Conservancy District Revenue	4.000%	10/1/32	750	760
[6]	Mida Mountain Village Public Infrastructure District UT Tax Allocation Revenue	5.500%	6/15/39	500	500
	Nebo UT School District GO	5.000%	7/1/28	5,000	5,337
	University of Utah Revenue	5.000%	8/1/41	1,250	1,316
	Utah County UT Hospital Revenue (IHC Health Services)	5.000%	5/15/34	750	782
	Utah County UT Hospital Revenue (IHC Health Services)	5.000%	5/15/35	850	883
	Utah Housing Corp. Single Family Mortgage Revenue	6.000%	7/1/54	1,030	1,129
	Utah Housing Corp. Single Family Mortgage Revenue	6.500%	7/1/55	1,000	1,112
[7]	Utah Housing Corp. Single Family Mortgage Revenue	6.750%	7/1/55	1,725	1,968
	Utah Transit Authority Sales Tax Revenue	5.000%	12/15/36	1,000	1,031
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/39	2,190	2,375
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/40	2,185	2,350

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Utah Transit Authority Sales Tax Revenue	5.000%	12/15/41	1,000	1,060
[3]	Vineyard UT Redevelopment Agency Tax Increment Revenue	4.000%	5/1/34	125	128
[6]	Wakara Ridge Public Infrastructure District UT Special Assessment Bonds	5.625%	12/1/54	255	255
					45,436
Vermont (0.1%)
	University of Vermont & State Agricultural College Revenue	5.000%	10/1/38	1,000	1,107
	University of Vermont Educational & Health Buildings Financing Agency Revenue	5.000%	12/1/28	1,010	1,026
	Vermont Economic Development Authority Mortgage Revenue	4.000%	5/1/33	1,000	971
	Vermont GO	4.000%	8/15/42	1,000	961
	Vermont Municipal Bond Bank Revenue	4.000%	12/1/42	2,260	2,094
					6,159
Virgin Islands (0.0%)
	Matching Fund Special Purpose Securitization Corp. Revenue	5.000%	10/1/25	45	45
	Matching Fund Special Purpose Securitization Corp. Revenue	5.000%	10/1/26	115	116
	Matching Fund Special Purpose Securitization Corp. Revenue	5.000%	10/1/27	385	390
	Virgin Islands Transportation & Infrastructure Corp. Revenue	5.000%	9/1/38	1,160	1,235
					1,786
Virginia (0.5%)
	Arlington County Industrial Development Authority Hospital Facilities Revenue PUT	5.000%	7/1/31	1,000	1,078
	Arlington County Industrial Development Authority Multifamily Housing Revenue	5.000%	1/1/26	3,220	3,251
	Chesapeake VA Redevelopment & Housing Authority Multifamily Revenue (Forest Cove I Project) PUT	4.500%	7/1/40	1,000	1,016
[6]	Cutalong II Community Development Authority VA Special Assessment (Cutalong II Project)	4.000%	3/1/32	817	760
	Danville VA GO	4.000%	9/1/27	1,540	1,587
	Fairfax County Industrial Development Authority Health Care Revenue	5.000%	5/15/32	1,500	1,677
	Halifax County VA Industrial Development Authority Revenue (Virginia Electric & Power Co. Project) PUT	3.800%	5/28/27	1,000	1,014
	Hampton Roads Sanitation District VA Wastewater Revenue	5.000%	7/1/41	1,000	1,066
	Hampton Roads Sanitation District VA Wastewater Revenue	5.000%	7/1/44	1,070	1,119
	Hampton Roads VA Transportation Accountability Commission Revenue	5.000%	7/1/27	2,000	2,093
[6]	Hanover County VA Economic Development Authority Revenue (Covenant Woods)	4.000%	7/1/30	260	256
[3]	Isle of Wight County VA Economic Development Authority Health System Revenue	5.000%	7/1/37	500	541
	James City County VA Economic Development Authority Revenue (Williamsburg Landing)	4.000%	12/1/35	225	211
	Mosaic VA District Community Development Authority Revenue	4.000%	3/1/33	750	766
	Norfolk VA Economic Development Authority Hospital Facilities Revenue (Sentara Healthcare) PUT	5.000%	11/1/28	2,425	2,571
	Norfolk VA Redevelopment & Housing Authority Multifamily Housing Revenue PUT	5.000%	5/1/26	1,500	1,522
	Prince William County VA Service Authority Water & Sewer System Revenue	5.000%	7/15/33	500	569
	Richmond VA Public Utility Revenue Prere.	5.000%	1/15/26	1,000	1,012
	Richmond VA Redevelopment & Housing Authority Multifamily Tax-Exempt Mortgage Backed Revenue	4.500%	5/1/40	993	991
	Virginia Beach VA Development Authority Residential Care Facility Revenue (Westminster-Canterbury on Chesapeake Bay)	5.000%	9/1/30	600	614
	Virginia Beach VA Development Authority Residential Care Facility Revenue (Westminster-Canterbury on Chesapeake Bay)	5.750%	9/1/30	1,000	1,009
	Virginia Beach VA Development Authority Residential Care Facility Revenue (Westminster-Canterbury on Chesapeake Bay)	5.000%	9/1/33	425	432
	Virginia College Building Authority Educational Facilities Revenue (21st Century College & Equipment Programs)	5.000%	2/1/26	5,000	5,064
	Virginia College Building Authority Educational Facilities Revenue (21st Century College & Equipment Programs)	3.000%	2/1/35	1,500	1,391
	Virginia College Building Authority Educational Facilities Revenue (21st Century College & Equipment Programs)	3.000%	2/1/36	1,000	911
	Virginia College Building Authority Educational Facilities Revenue (21st Century College & Equipment Programs)	5.000%	2/1/42	1,000	1,042
	Virginia College Building Authority Educational Facilities Revenue (Public Higher Education Financing Program)	4.000%	9/1/31	4,710	4,733
[5]	Virginia College Building Authority Educational Facilities Revenue (University of Richmond Project) VRDO	3.600%	7/1/25	580	580
	Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/26	1,405	1,432
	Virginia Commonwealth Transportation Board Revenue	4.000%	5/15/33	5,000	5,041
	Virginia Commonwealth Transportation Board Revenue	4.000%	5/15/35	1,280	1,285
	Virginia Commonwealth Transportation Board Revenue	4.000%	5/15/35	1,750	1,759
	Virginia Port Authority Commonwealth Port Fund Revenue	5.000%	7/1/43	1,000	1,043
	Virginia Public Building Authority Revenue	5.000%	11/1/31	95	95
	Virginia Public Building Authority Revenue	5.000%	8/1/41	1,755	1,872
	Virginia Small Business Financing Authority Healthcare Facilities Revenue	5.000%	6/15/40	1,000	1,040
	Virginia Small Business Financing Authority Healthcare Facilities Revenue	5.000%	6/15/42	1,000	1,018
	Virginia Small Business Financing Authority Healthcare Facilities Revenue PUT	5.000%	6/15/35	500	532
	Virginia Small Business Financing Authority Residential Care Facilities Revenue	4.000%	12/1/31	500	503

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Wise County VA Industrial development Authority Solid Waste & Sewage Disposal Revenue (Virginia Electric & Power Co. Project) PUT	0.750%	9/2/25	575	571
	York County VA Economic Development Authority Pollution Control Revenue PUT	3.650%	10/1/27	385	390
					55,457
Washington (1.7%)
	Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue	5.000%	11/1/26	795	820
	Chelan County WA Public Utility District No. 1 Consolidated System Revenue	4.000%	7/1/37	1,000	1,002
	Energy Northwest Washington Electric Revenue	5.000%	7/1/27	2,000	2,094
	Energy Northwest Washington Electric Revenue ETM	5.000%	7/1/25	2,500	2,500
	Energy Northwest Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/31	1,225	1,225
	Energy Northwest Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/38	5,895	6,188
	Energy Northwest Washington Electric Revenue (Columbia Generating Station)	4.000%	7/1/42	1,640	1,528
	Franklin County WA Pasco School District No. 1 GO	4.000%	12/1/27	1,000	1,031
	Grant County Public Hospital District No. 1 GO	5.500%	12/1/41	2,605	2,691
	Highline WA King County School District No. 401 GO	5.000%	12/1/37	1,250	1,355
	King & Pierce Counties WA Wash School District No. 408 Auburn Unlimited Tax GO	3.000%	12/1/38	1,230	1,037
	King & Snohomish Counties WA School District No. 417 Northshore Unlimited Tax GO	5.000%	12/1/26	1,815	1,875
	King & Snohomish Counties WA School District No. 417 Northshore Unlimited Tax GO	5.000%	12/1/42	1,210	1,273
	King County WA GO	4.000%	12/1/32	1,500	1,506
	King County WA Housing Authority Revenue	5.000%	1/1/28	1,025	1,034
	King County WA Housing Authority Revenue	4.500%	1/1/40	1,000	985
	King County WA Housing Authority Revenue	3.000%	6/1/40	1,500	1,164
	King County WA School District No. 401 Highline Unlimited Tax GO	5.000%	12/1/42	1,000	1,059
	King County WA School District No. 403 Renton GO	4.000%	12/1/40	1,000	969
	King County WA School District No. 412 Shoreline Unlimited Tax GO	4.000%	12/1/39	1,000	971
	King County WA Sewer Revenue	5.000%	1/1/43	1,000	1,050
[3]	Klickitat County WA Public Utility District No. 1 Electric System Revenue	5.000%	12/1/26	500	514
[3]	Klickitat County WA Public Utility District No. 1 Electric System Revenue	5.000%	12/1/34	1,195	1,327
	Pierce County WA Fire Protection District No. 5 GO	4.000%	12/1/41	3,275	3,130
	Pierce County WA Puyallup School District No. 3 GO	5.000%	12/1/33	2,600	2,679
	Pierce County WA School District No. 3 Puyallup Unlimited Tax GO	5.000%	12/1/36	1,325	1,359
	Pierce County WA School District No. 403 Bethel Unlimited Tax GO	5.000%	12/1/43	1,650	1,732
	Port Seattle WA Intermediate Lien Revenue	5.000%	3/1/32	1,125	1,257
	Seattle WA Drain & Wastewater system revenue	5.000%	5/1/37	1,500	1,668
[7]	Seattle WA Municipal Light & Power Improvement & Refunding Revenue	5.000%	2/1/37	2,485	2,775
[7]	Seattle WA Municipal Light & Power Improvement & Refunding Revenue	5.000%	2/1/38	2,310	2,551
[7]	Seattle WA Municipal Light & Power Improvement & Refunding Revenue	5.000%	2/1/41	1,550	1,670
[7]	Seattle WA Municipal Light & Power Improvement & Refunding Revenue	5.000%	2/1/42	2,200	2,344
[7]	Seattle WA Municipal Light & Power Improvement & Refunding Revenue	5.000%	2/1/45	1,000	1,043
	Seattle WA Water System Improvement Revenue	4.000%	8/1/32	3,020	3,053
	Vancouver WA Housing Authority Revenue (Jens Pointe Project)	4.250%	2/1/38	1,000	969
	Washington (Motor Vehicle Fuel Tax) GO	5.000%	6/1/27	1,000	1,046
	Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/37	4,045	4,457
	Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/39	2,400	2,593
	Washington GO	5.000%	8/1/27	1,500	1,573
	Washington GO	4.000%	7/1/28	5,000	5,187
	Washington GO	5.000%	8/1/34	1,750	1,753
	Washington GO	5.000%	2/1/35	5,000	5,120
	Washington GO	5.000%	8/1/35	1,000	1,030
	Washington GO	5.000%	2/1/36	5,000	5,114
	Washington GO	5.000%	8/1/36	2,150	2,237
	Washington GO	5.000%	2/1/38	3,015	3,330
	Washington GO	5.000%	8/1/38	2,070	2,134
	Washington GO	5.000%	2/1/39	2,000	2,068
	Washington GO	5.000%	8/1/42	5,015	5,230
	Washington GO	5.000%	2/1/43	2,955	3,108
	Washington GO	5.000%	8/1/43	2,000	2,028
	Washington GO	5.000%	8/1/43	1,460	1,495
	Washington GO	5.000%	2/1/44	2,310	2,422
	Washington GO	5.000%	8/1/44	2,730	2,836
	Washington GO	5.000%	8/1/46	5,000	5,156
	Washington Health Care Facilities Authority Revenue (Central Washington Health Services Association)	5.000%	7/1/30	1,760	1,761
	Washington Health Care Facilities Authority Revenue (CommonSpirit Health)	5.000%	8/1/32	1,750	1,844
	Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.000%	8/15/32	1,000	1,028
	Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.000%	8/15/32	3,000	3,000
	Washington Health Care Facilities Authority Revenue (MultiCare Health System)	4.000%	8/15/41	1,000	915
	Washington Health Care Facilities Authority Revenue (Providence Health & Services)	5.000%	10/1/33	880	880
	Washington Health Care Facilities Authority Revenue (Providence St. Joseph Health)	5.000%	10/1/33	6,985	7,192

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Washington Health Care Facilities Authority Revenue (Seattle Cancer Care Alliance)	4.000%	9/1/45	1,935	1,683
	Washington Health Care Facilities Authority Revenue (Seattle Children's Hospital)	5.000%	10/1/36	5,565	5,966
	Washington Higher Education Facilities Authority Revenue (Gonzaga University)	4.000%	4/1/47	1,475	1,262
	Washington Higher Education Facilities Authority Revenue (Seattle University Project)	5.000%	10/1/35	1,000	959
	Washington Higher Education Facilities Authority Revenue (Whitworth University Project)	4.000%	10/1/34	725	687
	Washington State Convention Center Public Facilities District Revenue (Lodging Tax Bonds)	4.000%	7/1/30	925	935
	Washington State Convention Center Public Facilities District Revenue (Lodging Tax Bonds)	4.000%	7/1/31	5,025	5,091
	Washington State Convention Center Public Facilities District Revenue (Lodging Tax Bonds)	3.000%	7/1/34	290	268
	Washington State Convention Center Public Facilities District Revenue (Lodging Tax Bonds)	5.000%	7/1/37	855	886
	Washington State Health Care Facilities Authority Revenue PUT	4.000%	10/1/30	5,000	5,119
	Washington State Housing Finance Commission Multifamily Revenue (Camas Flats Apartments Project) PUT	5.000%	2/1/27	500	515
	Washington State Housing Finance Commission Municipal Certificates Revenue	3.500%	12/20/35	5,813	5,466
	Washington State Housing Finance Commission Municipal Certificates Revenue	3.375%	4/20/37	1,970	1,790
	Washington State Housing Finance Commission Municipal Certificates Revenue	4.084%	3/20/40	1,743	1,636
[6]	Washington State Housing Finance Commission Nonprofit Revenue	5.125%	7/1/33	740	790
[6,9]	Washington State Housing Finance Commission Nonprofit Revenue (Blakeley & Laurel Villages Portfolio)	5.000%	7/1/38	1,500	1,568
	Washington State Housing Finance Commission Nonprofit Revenue (Radford & Nordheim Court)	5.000%	7/1/33	2,545	2,711
	Washington State Housing Finance Commission Nonprofit Revenue (Radford & Nordheim Court)	5.000%	7/1/38	2,015	2,107
	Washington State Housing Finance Commission Nonprofit Revenue (Radford & Nordheim Court)	5.500%	7/1/44	2,000	2,067
	Washington State Motor Vehicle Fuel Tax Related Fees GO	5.000%	7/1/28	1,580	1,688
	Washington State University Revenue	5.000%	4/1/33	1,110	1,250
					182,409
West Virginia (0.2%)
	West Virginia Commissioner of Highways Revenue (Surface Transportation Improvements)	5.000%	9/1/33	1,170	1,208
	West Virginia Economic Development Authority Lottery Revenue	4.000%	6/15/37	1,355	1,317
	West Virginia Economic Development Authority Solid Waste Disposal Facilities Revenue (Amos Project) PUT	3.700%	6/1/28	1,000	1,007
	West Virginia Economic Development Authority Solid Waste Disposal Facilities Revenue (Amos Project) PUT	3.375%	6/15/28	500	499
	West Virginia GO	5.000%	12/1/35	1,000	1,040
	West Virginia GO	5.000%	6/1/36	1,000	1,037
	West Virginia GO	5.000%	6/1/38	2,500	2,595
	West Virginia GO	5.000%	12/1/43	3,920	3,981
	West Virginia Higher Education Policy Commission Revenue	5.000%	7/1/37	1,315	1,336
	West Virginia Hospital Finance Authority Hospital Revenue	5.000%	6/1/39	1,300	1,361
	West Virginia Hospital Finance Authority Hospital Revenue (Cabell Huntington Hospital Inc.)	5.000%	1/1/29	865	894
	West Virginia Hospital Finance Authority Revenue	5.000%	1/1/34	1,180	1,203
	West Virginia Hospital Finance Authority Revenue	5.000%	1/1/36	1,000	1,011
[7]	West Virginia Hospital Finance Authority Revenue	5.000%	6/1/37	575	616
	West Virginia Hospital Finance Authority Revenue	5.750%	9/1/43	1,000	1,053
[7]	West Virginia Hospital Finance Authority Revenue	5.250%	6/1/44	1,385	1,426
[7]	West Virginia Hospital Finance Authority Revenue PUT	5.000%	6/1/33	1,000	1,067
	West Virginia Parkways Authority Turnpike Toll Revenue	5.000%	6/1/33	845	885
					23,536
Wisconsin (1.0%)
	Central Brown County Water Authority System Revenue	5.000%	11/1/27	2,000	2,100
	Madison WI Metropolitan School District GO	5.000%	3/1/36	1,200	1,328
	Milwaukee WI GO	5.000%	4/1/26	1,935	1,962
[9]	Milwaukee WI GO	5.000%	4/1/27	1,000	1,038
	New Richmond WI School District GO	5.000%	4/1/32	325	360
	Oshkosh WI GO	4.250%	6/1/41	1,000	978
	Public Finance Authority Health Care Facilities Revenue (Appalachian Regional Healthcare System Obligated Group)	5.000%	7/1/35	300	305
	Public Finance Authority Health Care System Revenue (Cone Health)	5.000%	10/1/28	1,000	1,062
[5]	Public Finance Authority Health Care System Revenue (Cone Health) VRDO	4.000%	7/1/25	23,350	23,350
	Public Finance Authority Revenue PUT	4.000%	7/1/26	1,755	1,754
	Public Finance Authority Revenue (Aggie Apartment)	5.000%	6/1/39	200	204
[6]	Public Finance Authority Revenue (Anticipation Improvement & Refunding Bonds)	5.000%	12/15/36	1,200	1,182
[6]	Public Finance Authority Revenue (Canyon Campus Project)	4.000%	7/15/39	155	138
[6]	Public Finance Authority Revenue (Charter School Project)	4.750%	7/1/45	250	222
[6]	Public Finance Authority Revenue (Clover Garden School)	5.000%	6/15/32	360	362
	Public Finance Authority Revenue (Duke Energy Progress Project) PUT	3.300%	10/1/26	1,000	993
	Public Finance Authority Revenue (Duke Energy Progress Project) PUT	3.700%	10/1/30	1,160	1,165
[9]	Public Finance Authority Revenue (Eastern Michigan University Student Housing Project)	5.250%	7/1/34	1,000	1,094
[6]	Public Finance Authority Revenue (Inperium Project)	5.500%	12/1/44	500	497

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Public Finance Authority Revenue (Kahala NUI Project)	5.000%	11/15/35	325	352
	Public Finance Authority Revenue (Kahala NUI Project)	5.000%	11/15/42	750	760
	Public Finance Authority Revenue (St. Joseph Health) Prere.	4.000%	10/1/30	930	984
	Public Finance Authority Revenue (St. Joseph Health) PUT	4.000%	10/1/30	1,415	1,442
	Public Finance Authority Revenue (Texas Biomedical Research Institute Project)	5.000%	6/1/34	650	684
	Public Finance Authority Student Housing Facilities Revenue (Campus Real Estate Holding Corp. LLC Project)	5.000%	6/1/30	55	57
	Public Finance Authority Student Housing Facilities Revenue (Campus Real Estate Holding Corp. LLC Project)	5.000%	6/1/35	90	93
	Public Finance Authority Student Housing Revenue (KSU Bixby Real Estate Foundation LLC Project)	5.000%	6/15/36	425	452
	Public Finance Authority WI Educational Facilities Revenue (Lenoir-Rhyne University)	5.000%	4/1/33	1,405	1,459
[6]	Public Finance Authority WI Tax Increment Revenue (Miami Worldcenter Project)	5.000%	6/1/41	1,000	991
	Public Finance Authority WI Tax-Exempt Revenue PUT	4.000%	2/1/27	2,401	2,404
[9]	Racine WI Unified School District GO	5.000%	4/1/39	1,600	1,688
	Sheboygan WI Area School District GO	3.000%	3/1/41	1,000	817
[3]	Sparta WI Area School District GO	3.000%	3/1/41	800	631
	University of Wisconsin Hospitals & Clinics Authority Revenue PUT	5.000%	10/1/31	500	545
	Waunakee WI Community School District GO	3.250%	4/1/28	4,000	3,993
[3]	Wisconsin Center District Tax Revenue	0.000%	12/15/34	1,250	854
[3]	Wisconsin Center District Tax Revenue	0.000%	12/15/39	1,250	638
	Wisconsin GO	5.000%	5/1/26	1,945	1,983
	Wisconsin GO	5.000%	5/1/27	1,205	1,257
	Wisconsin GO	5.000%	5/1/36	1,985	2,186
	Wisconsin GO	5.000%	5/1/36	1,300	1,468
[6]	Wisconsin Health & Educational Facilities Authority Revenue	5.000%	2/15/26	1,000	1,001
	Wisconsin Health & Educational Facilities Authority Revenue	5.000%	11/15/35	5,000	5,040
	Wisconsin Health & Educational Facilities Authority Revenue	4.000%	4/1/38	2,245	2,157
	Wisconsin Health & Educational Facilities Authority Revenue	5.250%	8/15/39	1,415	1,452
	Wisconsin Health & Educational Facilities Authority Revenue PUT	5.000%	6/22/29	1,000	1,067
	Wisconsin Health & Educational Facilities Authority Revenue PUT	5.000%	10/3/34	1,250	1,363
	Wisconsin Health & Educational Facilities Authority Revenue (Advocate Health & Hospitals Corp.) PUT	5.000%	6/24/26	1,100	1,117
	Wisconsin Health & Educational Facilities Authority Revenue (Advocate Health & Hospitals Corp.) PUT	5.000%	7/29/26	1,005	1,022
	Wisconsin Health & Educational Facilities Authority Revenue (Agnesian HealthCare Inc.)	5.000%	7/1/31	1,065	1,095
	Wisconsin Health & Educational Facilities Authority Revenue (Ascension Health Alliance Credit Group)	4.000%	11/15/34	1,540	1,531
	Wisconsin Health & Educational Facilities Authority Revenue (Ascension Health Alliance Credit Group)	5.000%	11/15/36	2,265	2,280
	Wisconsin Health & Educational Facilities Authority Revenue (Aspirus Inc. Obligated Group)	5.000%	8/15/25	1,670	1,672
	Wisconsin Health & Educational Facilities Authority Revenue (Aspirus Inc. Obligated Group)	5.000%	8/15/38	1,410	1,481
	Wisconsin Health & Educational Facilities Authority Revenue (Bellin Memorial Hospital Inc.)	5.000%	12/1/37	600	635
	Wisconsin Health & Educational Facilities Authority Revenue (Bellin Memorial Hospital Inc.)	5.000%	12/1/41	1,875	1,923
	Wisconsin Health & Educational Facilities Authority Revenue (Children's Hospital of Wisconsin Inc.)	4.000%	8/15/31	1,010	1,017
[5]	Wisconsin Health & Educational Facilities Authority Revenue (Froedtert Health Inc.) VRDO	3.750%	7/1/25	4,190	4,190
	Wisconsin Health & Educational Facilities Authority Revenue (Froedtert Thedacare Health Inc.)	5.000%	4/1/42	1,000	1,036
	Wisconsin Health & Educational Facilities Authority Revenue (MarshField Clinic Health System)	5.000%	2/15/32	1,000	1,086
	Wisconsin Health & Educational Facilities Authority Revenue (Oakwood Lutheran Senior Ministries)	4.000%	1/1/29	775	772
	Wisconsin Health & Educational Facilities Authority Revenue (ThedaCare Inc. Obligated Group)	4.000%	12/15/39	1,595	1,480
	Wisconsin Housing & Economic Development Authority Home Ownership Revenue	4.050%	9/1/39	1,450	1,401
	Wisconsin Housing & Economic Development Authority Home Ownership Revenue	6.000%	3/1/55	995	1,076
	Wisconsin Housing & Economic Development Authority Home Ownership Revenue	6.000%	3/1/55	500	545
	Wisconsin Housing & Economic Development Authority Housing Revenue PUT	3.750%	11/1/26	910	910
	Wisconsin Housing & Economic Development Authority Multifamily Revenue PUT	5.000%	8/1/26	1,000	1,017
	Wisconsin Public Finance Authority Exempt Facilities Revenue (Wingate University)	5.250%	10/1/32	740	747
	Wisconsin Public Finance Authority Hospital Revenue (Renown Regional Medical Center)	5.000%	6/1/30	1,085	1,100
	Wisconsin Public Finance Authority Hospital Revenue (Renown Regional Medical Center)	4.000%	6/1/39	1,000	940
	Wisconsin Public Finance Authority Retirement Facilities First Mortgage Revenue (United Methodist Retirement Homes)	4.000%	10/1/34	390	383
	Wisconsin Public Finance Authority Retirement Facilities First Mortgage Revenue (United Methodist Retirement Homes)	4.000%	10/1/35	285	278
	Wisconsin Public Finance Authority Retirement Facilities First Mortgage Revenue (United Methodist Retirement Homes)	4.000%	10/1/36	435	420
					109,066
Wyoming (0.1%)
	Laramie County WY Hospital Revenue (Cheyenne Regional Medical Center Project)	4.000%	5/1/29	130	133

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Lincoln County WY Pollution Control Revenue (ExxonMobile Project) VRDO	4.070%	7/1/25	11,700	11,700
	Wyoming Community Development Authority Housing Revenue	5.750%	6/1/53	170	180
[9]	Wyoming Municipal Power Agency Power Supply Revenue Prere.	5.000%	1/1/27	1,000	1,035
					13,048
Total Tax-Exempt Municipal Bonds (Cost $5,774,010)					5,672,022
Total Investments (100.8%) (Cost $6,923,440)					10,755,211
Other Assets and Liabilities—Net (-0.8%)					(80,771)
Net Assets (100%)					10,674,440
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
2	Security value determined using significant unobservable inputs.
3	Scheduled principal and interest payments are guaranteed by Assured Guaranty Inc.
4	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
5	Scheduled principal and interest payments are guaranteed by bank letter of credit.
6	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2025, the aggregate value was $145,474, representing 1.4% of net assets.
7	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of June 30, 2025.
8	Non-income-producing security—security in default.
9	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
10	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
11	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
12	Scheduled principal and interest payments are guaranteed by Financial Guaranty Insurance Co.
13	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
14	Scheduled principal and interest payments are guaranteed by Michigan School Board Loan Fund.
15	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
16	Scheduled principal and interest payments are guaranteed by Berkshire Hathaway Assurance Corp.
17	Securities with a value of $965 have been segregated as initial margin for open futures contracts.
18	Scheduled principal and interest payments are guaranteed by XL Capital Assurance Inc.
19	Step bond.
20	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
COP—Certificate of Participation.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
Prere.—Prerefunded.
PUT—Put Option Obligation.
SIFMA—Securities Industry and Financial Markets Association.
SO—Special Obligation.
SOFR—Secured Overnight Financing Rate.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2025	330	103,187	3,846

Short Futures Contracts
Long U.S. Treasury Bond	September 2025	(116)	(13,395)	(397)
Ultra 10-Year U.S. Treasury Note	September 2025	(106)	(12,112)	(202)
				(599)
				3,247
See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Balanced Fund
Statement of Assets and Liabilities
As of June 30, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $6,917,738)	10,749,612
Affiliated Issuers (Cost $5,702)	5,599
Total Investments in Securities	10,755,211
Investment in Vanguard	272
Cash	32
Cash Collateral Pledged—Futures Contracts	7,110
Receivables for Investment Securities Sold	15,017
Receivables for Accrued Income	65,355
Receivables for Capital Shares Issued	5,626
Variation Margin Receivable—Futures Contracts	495
Total Assets	10,849,118
Liabilities
Payables for Investment Securities Purchased	154,735
Payables for Capital Shares Redeemed	8,145
Payables for Distributions	11,241
Payables to Vanguard	390
Variation Margin Payable—Futures Contracts	167
Total Liabilities	174,678
Net Assets	10,674,440
At June 30, 2025, net assets consisted of:

Paid-in Capital	6,944,759
Total Distributable Earnings (Loss)	3,729,681
Net Assets	10,674,440

Net Assets
Applicable to 230,794,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	10,674,440
Net Asset Value Per Share	$46.25
See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Balanced Fund
Statement of Operations

Six Months Ended June 30, 2025
($000)
Investment Income
Income
Dividends[1,2]	28,936
Interest	92,777
Total Income	121,713
Expenses
The Vanguard Group—Note B
Investment Advisory Services	112
Management and Administrative	4,219
Marketing and Distribution	221
Custodian Fees	13
Shareholders' Reports and Proxy Fees	33
Trustees’ Fees and Expenses	3
Other Expenses	7
Total Expenses	4,608
Net Investment Income	117,105
Realized Net Gain (Loss)
Investment Securities Sold[1]	18,221
Futures Contracts	3,157
Realized Net Gain (Loss)	21,378
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	206,365
Futures Contracts	6,942
Change in Unrealized Appreciation (Depreciation)	213,307
Net Increase (Decrease) in Net Assets Resulting from Operations	351,790
1	Dividend income, realized net gain (loss), and change in unrealized appreciation (depreciation) from affiliated company of the fund were $647, ($1,165), and $42, respectively. Purchases and sales were $38,032 and $75,023, respectively.
2	Dividends are net of foreign withholding taxes of $1.
See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Balanced Fund
Statement of Changes in Net Assets

	Six Months Ended June 30, 2025	Year Ended December 31, 2024
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	117,105	212,995
Realized Net Gain (Loss)	21,378	90,748
Change in Unrealized Appreciation (Depreciation)	213,307	808,104
Net Increase (Decrease) in Net Assets Resulting from Operations	351,790	1,111,847
Distributions
Total Distributions	(119,253)	(211,807)
Capital Share Transactions
Issued	494,439	981,081
Issued in Lieu of Cash Distributions	96,565	172,825
Redeemed	(504,773)	(717,239)
Net Increase (Decrease) from Capital Share Transactions	86,231	436,667
Total Increase (Decrease)	318,768	1,336,707
Net Assets
Beginning of Period	10,355,672	9,018,965
End of Period	10,674,440	10,355,672
See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Balanced Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2025	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$45.23	$41.19	$36.39	$42.43	$38.06	$34.25
Investment Operations
Net Investment Income[1]	.509	.951	.808	.673	.620	.658
Net Realized and Unrealized Gain (Loss) on Investments	1.030	4.032	4.790	(6.040)	4.335	3.808
Total from Investment Operations	1.539	4.983	5.598	(5.367)	4.955	4.466
Distributions
Dividends from Net Investment Income[2]	(.519)	(.943)	(.798)	(.673)	(.585)	(.656)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.519)	(.943)	(.798)	(.673)	(.585)	(.656)
Net Asset Value, End of Period	$46.25	$45.23	$41.19	$36.39	$42.43	$38.06
Total Return[3]	3.43%	12.17%	15.53%	-12.66%	13.10%	13.30%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$10,674	$10,356	$9,019	$7,729	$8,816	$6,859
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%[4]	0.09%	0.09%	0.09%	0.09%
Ratio of Net Investment Income to Average Net Assets	2.29%	2.18%	2.09%	1.78%	1.53%	1.90%
Portfolio Turnover Rate	10%	20%	23%	22%[5]	6%[5]	20%[5]
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The tax character of distributions is determined at fiscal year-end. Tax-exempt dividends represent 74%, 68%, 63%, 63%, and 62% of dividends from net investment income for the years ended December 31, 2024, 2023, 2022, 2021, and 2020, respectively.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.09%.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.
See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Balanced Fund
Notes to Financial Statements
Vanguard Tax-Managed Balanced Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region. Many municipalities insure repayment of their bonds. The insurance does not guarantee the market value of the municipal bonds.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The fund also uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds or stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended June 30, 2025, the fund’s average investments in long and short futures contracts represented 1% and less than 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest

Tax-Managed Balanced Fund
income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date.
Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2025, the fund had contributed to Vanguard capital in the amount of $272,000, representing less than 0.01% of the fund’s net assets and 0.11% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of June 30, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	5,083,189	—	—	5,083,189
Tax-Exempt Municipal Bonds	—	5,672,022	—	5,672,022
Total	5,083,189	5,672,022	—	10,755,211

Derivative Financial Instruments
Assets
Futures Contracts[1]	3,846	—	—	3,846
Liabilities
Futures Contracts[1]	(599)	—	—	(599)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.  As of June 30, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	6,922,782
Gross Unrealized Appreciation	3,967,937
Gross Unrealized Depreciation	(132,261)
Net Unrealized Appreciation (Depreciation)	3,835,676
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2024, the fund had available capital losses totaling $131,650,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2025; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.  During the six months ended June 30, 2025, the fund purchased $1,136,636,000 of investment securities and sold $976,126,000 of investment securities, other than temporary cash investments.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended June 30, 2025, such purchases were $22,700,000 and sales were $55,655,000, resulting in net realized gain (loss) of $0; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.

Tax-Managed Balanced Fund
F.  Capital shares issued and redeemed were:
	Six Months Ended June 30, 2025	Year Ended December 31, 2024
	Shares (000)	Shares (000)
Issued	11,031	22,496
Issued in Lieu of Cash Distributions	2,138	3,905
Redeemed	(11,312)	(16,422)
Net Increase (Decrease) in Shares Outstanding	1,857	9,979
G.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
H.  Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
I.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.

Tax-Managed Capital Appreciation Fund
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (100.0%)
Basic Materials (1.4%)
	Linde plc	243,288	114,146
	Ecolab Inc.	133,718	36,029
	Air Products and Chemicals Inc.	83,062	23,429
	Freeport-McMoRan Inc.	535,204	23,201
	Fastenal Co.	522,914	21,962
	Newmont Corp.	308,907	17,997
	Reliance Inc.	43,502	13,655
	Southern Copper Corp.	111,637	11,294
	Alcoa Corp.	363,031	10,713
	Nucor Corp.	60,321	7,814
	Steel Dynamics Inc.	59,902	7,668
	International Paper Co.	151,130	7,077
	Mosaic Co.	188,237	6,867
	Albemarle Corp.	89,152	5,587
	Royal Gold Inc.	31,085	5,528
	Anglogold Ashanti plc	119,360	5,439
*	RBC Bearings Inc.	14,101	5,426
	Celanese Corp.	91,781	5,078
*	MP Materials Corp.	127,728	4,250
	Element Solutions Inc.	176,547	3,999
	FMC Corp.	93,266	3,894
	CF Industries Holdings Inc.	36,676	3,374
	Scotts Miracle-Gro Co.	47,266	3,118
	Chemours Co.	166,781	1,910
	Hexcel Corp.	33,002	1,864
	Eastman Chemical Co.	18,371	1,372
	Westlake Corp.	18,022	1,368
*	Cleveland-Cliffs Inc.	38,965	296
	Avery Dennison Corp.	1,100	193
	International Flavors & Fragrances Inc.	1,835	135
	NewMarket Corp.	39	27
	Timken Co.	248	18
			354,728
Consumer Discretionary (15.4%)
*	Amazon.com Inc.	4,102,354	900,015
*	Tesla Inc.	1,208,442	383,874
*	Netflix Inc.	191,867	256,935
	Walmart Inc.	1,925,328	188,259
	Costco Wholesale Corp.	185,494	183,628
	Home Depot Inc.	401,901	147,353
	Walt Disney Co.	805,429	99,881
	Booking Holdings Inc.	14,559	84,286
	McDonald's Corp.	277,959	81,211
*	Uber Technologies Inc.	866,641	80,858
	Lowe's Cos. Inc.	281,040	62,354
*	O'Reilly Automotive Inc.	618,790	55,772
*	Spotify Technology SA	68,431	52,510
	TJX Cos. Inc.	409,999	50,631
*	Copart Inc.	1,025,902	50,341
	Marriott International Inc. Class A	175,101	47,839
	Starbucks Corp.	466,201	42,718
	NIKE Inc. Class B	436,074	30,979
	Royal Caribbean Cruises Ltd.	98,505	30,846
*	Chipotle Mexican Grill Inc.	534,600	30,018
	General Motors Co.	551,083	27,119
*	AutoZone Inc.	7,227	26,828
	eBay Inc.	343,916	25,608
*	Airbnb Inc. Class A	176,486	23,356
	Hilton Worldwide Holdings Inc.	86,666	23,083

Tax-Managed Capital Appreciation Fund
		Shares	Market Value• ($000)
*	ROBLOX Corp. Class A	215,068	22,625
	DR Horton Inc.	162,652	20,969
*	United Airlines Holdings Inc.	263,107	20,951
	Yum! Brands Inc.	140,313	20,792
	Somnigroup International Inc.	304,711	20,736
*	Take-Two Interactive Software Inc.	78,407	19,041
	Ross Stores Inc.	146,662	18,711
*	Live Nation Entertainment Inc.	122,564	18,541
	Electronic Arts Inc.	112,726	18,002
*	Carvana Co.	53,308	17,963
*	Flutter Entertainment plc	55,784	15,941
*	Warner Bros Discovery Inc.	1,390,867	15,939
	Target Corp.	156,960	15,484
	Fox Corp. Class A	274,795	15,399
*	AutoNation Inc.	76,111	15,119
	Delta Air Lines Inc.	307,256	15,111
	Darden Restaurants Inc.	68,336	14,895
	Lennar Corp. Class A	130,676	14,454
*	Coupang Inc.	445,384	13,344
	PulteGroup Inc.	124,533	13,133
*	Dollar Tree Inc.	127,974	12,675
*	BJ's Wholesale Club Holdings Inc.	113,096	12,195
	Ford Motor Co.	1,078,471	11,701
*	Carnival Corp.	414,330	11,651
	Expedia Group Inc.	68,205	11,505
*	Trade Desk Inc. Class A	159,810	11,505
	Garmin Ltd.	52,371	10,931
	Estee Lauder Cos. Inc. Class A	134,742	10,887
	Hyatt Hotels Corp. Class A	76,726	10,715
	Toll Brothers Inc.	93,872	10,714
*	Liberty Media Corp.-Liberty Formula One Class C	102,072	10,667
*	Alaska Air Group Inc.	186,439	9,225
	Southwest Airlines Co.	282,052	9,150
*	CarMax Inc.	134,585	9,045
*	NVR Inc.	1,205	8,900
*	Mattel Inc.	430,967	8,499
*	Lululemon Athletica Inc.	35,041	8,325
	Dollar General Corp.	72,316	8,271
*	Ulta Beauty Inc.	16,778	7,849
*	Rivian Automotive Inc. Class A	563,827	7,747
*	Liberty Media Corp.-Liberty Live Class A	94,390	7,502
	PVH Corp.	107,670	7,386
*	DraftKings Inc. Class A	169,950	7,289
	Tractor Supply Co.	136,844	7,221
*	Liberty Media Corp.-Liberty Formula One Class A	71,269	6,768
	Gentex Corp.	302,760	6,658
*	Aptiv plc	96,414	6,577
*	Burlington Stores Inc.	27,479	6,393
	Ralph Lauren Corp.	23,166	6,354
	Interpublic Group of Cos. Inc.	259,529	6,353
*	Planet Fitness Inc. Class A	53,344	5,817
	Hasbro Inc.	76,898	5,677
*	MGM Resorts International	163,296	5,616
	Best Buy Co. Inc.	80,282	5,389
*	Norwegian Cruise Line Holdings Ltd.	257,285	5,218
*	Deckers Outdoor Corp.	50,047	5,158
*	Duolingo Inc. Class A	11,713	4,803
	News Corp. Class A	153,012	4,548
*	Capri Holdings Ltd.	244,112	4,321
*	GameStop Corp. Class A	175,132	4,271
	RB Global Inc.	39,397	4,184
*	Bright Horizons Family Solutions Inc.	33,124	4,094
*	Skechers USA Inc. Class A	64,614	4,077
	Dick's Sporting Goods Inc.	20,316	4,019
*	Grand Canyon Education Inc.	20,393	3,854
*	Liberty Media Corp.-Liberty Live Class C	46,770	3,796
	BorgWarner Inc.	112,717	3,774
*	Five Below Inc.	28,707	3,766
*	Floor & Decor Holdings Inc. Class A	48,673	3,697
*	elf Beauty Inc.	29,282	3,644

Tax-Managed Capital Appreciation Fund
		Shares	Market Value• ($000)
	Omnicom Group Inc.	50,347	3,622
	Wingstop Inc.	10,411	3,506
	Genuine Parts Co.	27,506	3,337
*	Ollie's Bargain Outlet Holdings Inc.	25,066	3,303
*	Crocs Inc.	29,940	3,032
*	Wayfair Inc. Class A	55,476	2,837
*	Penn Entertainment Inc.	157,052	2,807
*	Etsy Inc.	55,437	2,781
*	Dutch Bros Inc. Class A	37,596	2,570
*	American Airlines Group Inc.	222,559	2,497
*	Light & Wonder Inc.	24,467	2,355
	Service Corp. International	28,703	2,336
*	On Holding AG Class A	44,312	2,306
*	Cava Group Inc.	26,941	2,269
	Domino's Pizza Inc.	4,900	2,208
	Sirius XM Holdings Inc.	95,641	2,197
	LKQ Corp.	58,434	2,163
	U-Haul Holding Co. (XNYS)	39,075	2,124
	New York Times Co. Class A	37,186	2,082
	Pool Corp.	6,943	2,024
	Las Vegas Sands Corp.	45,601	1,984
	Aramark	46,461	1,945
*	Lyft Inc. Class A	111,952	1,764
	News Corp. Class B	50,143	1,720
	Gap Inc.	78,643	1,715
	VF Corp.	135,391	1,591
	Carter's Inc.	51,274	1,545
	Rollins Inc.	26,651	1,504
	Bath & Body Works Inc.	46,485	1,393
*	Madison Square Garden Sports Corp.	6,489	1,356
*	YETI Holdings Inc.	42,698	1,346
	Wynn Resorts Ltd.	13,988	1,310
	Harley-Davidson Inc.	53,991	1,274
*	Chewy Inc. Class A	28,322	1,207
	Lennar Corp. Class B	10,972	1,155
*	QuantumScape Corp. Class A	170,879	1,148
*	SiteOne Landscape Supply Inc.	9,160	1,108
*	Valvoline Inc.	29,118	1,103
*	Under Armour Inc. Class A	151,414	1,034
	Williams-Sonoma Inc.	5,786	945
*	Amer Sports Inc.	24,274	941
*	SharkNinja Inc.	9,335	924
	Macy's Inc.	78,848	919
	Newell Brands Inc.	147,413	796
	Advance Auto Parts Inc.	14,695	683
*	U-Haul Holding Co.	10,209	618
	Polaris Inc.	13,715	557
	Vail Resorts Inc.	3,515	552
	Tapestry Inc.	5,921	520
*	Kura Sushi USA Inc. Class A	5,291	455
*	Under Armour Inc. Class C	68,717	446
	Lithia Motors Inc. Class A	1,257	425
*	Avis Budget Group Inc.	2,339	395
	Paramount Global Class B	30,380	392
	Boyd Gaming Corp.	4,055	317
	Wendy's Co.	22,465	257
	Restaurant Brands International Inc.	3,343	222
*	TripAdvisor Inc.	16,036	209
	Choice Hotels International Inc.	1,623	206
	Paramount Global Class A	7,314	168
	Wyndham Hotels & Resorts Inc.	1,339	109
	Kohl's Corp.	6,015	51
	Churchill Downs Inc.	360	36
	Thor Industries Inc.	381	34
	H&R Block Inc.	250	14
			3,784,582
Consumer Staples (4.1%)
	Procter & Gamble Co.	1,108,586	176,620
	Coca-Cola Co.	1,448,114	102,454

Tax-Managed Capital Appreciation Fund
		Shares	Market Value• ($000)
	Philip Morris International Inc.	558,103	101,647
	PepsiCo Inc.	524,138	69,207
	McKesson Corp.	66,291	48,577
	Mondelez International Inc. Class A	593,003	39,992
	Colgate-Palmolive Co.	371,028	33,726
	Cencora Inc.	108,183	32,439
	CVS Health Corp.	450,391	31,068
	Kroger Co.	415,662	29,815
*	Post Holdings Inc.	243,748	26,576
	Corteva Inc.	329,705	24,573
*	Monster Beverage Corp.	317,853	19,910
	Church & Dwight Co. Inc.	192,413	18,493
	Keurig Dr Pepper Inc.	535,411	17,701
	Kenvue Inc.	743,778	15,567
	McCormick & Co. Inc. (Non-Voting)	188,289	14,276
	Casey's General Stores Inc.	27,851	14,211
	Altria Group Inc.	241,258	14,145
	Hershey Co.	78,631	13,049
	Archer-Daniels-Midland Co.	232,055	12,248
*	US Foods Holding Corp.	156,099	12,021
	Tyson Foods Inc. Class A	167,907	9,393
*	Performance Food Group Co.	97,402	8,520
	Clorox Co.	69,376	8,330
	Constellation Brands Inc. Class A	48,203	7,842
	Ingredion Inc.	56,403	7,649
*	Celsius Holdings Inc.	161,736	7,503
	General Mills Inc.	142,079	7,361
	Sysco Corp.	90,344	6,843
	Hormel Foods Corp.	218,762	6,618
	Kellanova	82,141	6,533
	Pilgrim's Pride Corp.	130,024	5,848
	Kimberly-Clark Corp.	45,321	5,843
	Walgreens Boots Alliance Inc.	468,775	5,381
	J M Smucker Co.	53,244	5,229
	Molson Coors Beverage Co. Class B	100,788	4,847
	Spectrum Brands Holdings Inc.	89,440	4,740
	Brown-Forman Corp. Class B	143,688	3,867
*	Freshpet Inc.	49,013	3,331
	Campbell's Co.	103,441	3,170
*	Darling Ingredients Inc.	75,761	2,874
	Lamb Weston Holdings Inc.	51,312	2,660
	Bunge Global SA	21,313	1,711
	Kraft Heinz Co.	48,397	1,250
*	BellRing Brands Inc.	15,983	926
	Coca-Cola Consolidated Inc.	770	86
			996,670
Energy (3.1%)
	Exxon Mobil Corp.	1,798,440	193,872
	Chevron Corp.	661,545	94,727
	ConocoPhillips	612,761	54,989
	Cheniere Energy Inc.	184,685	44,974
	Marathon Petroleum Corp.	188,281	31,275
	EQT Corp.	496,689	28,967
	EOG Resources Inc.	235,362	28,152
	Hess Corp.	189,588	26,266
	Occidental Petroleum Corp.	533,473	22,411
	Valero Energy Corp.	155,741	20,935
	Schlumberger NV	582,126	19,676
	Phillips 66	158,889	18,955
	Williams Cos. Inc.	283,640	17,815
	Expand Energy Corp.	147,980	17,305
	Targa Resources Corp.	93,422	16,263
	Devon Energy Corp.	502,823	15,995
*	Antero Resources Corp.	355,855	14,334
	Baker Hughes Co.	367,000	14,071
	Diamondback Energy Inc.	89,730	12,329
	Coterra Energy Inc.	363,421	9,224
*	First Solar Inc.	50,522	8,363
	Texas Pacific Land Corp.	7,434	7,853

Tax-Managed Capital Appreciation Fund
		Shares	Market Value• ($000)
	Halliburton Co.	379,737	7,739
	Kinder Morgan Inc.	235,393	6,921
	Civitas Resources Inc.	172,938	4,759
	DT Midstream Inc.	40,285	4,428
	Range Resources Corp.	108,753	4,423
	ONEOK Inc.	53,490	4,366
	TechnipFMC plc	105,599	3,637
	NOV Inc.	277,989	3,455
	APA Corp.	144,948	2,651
	Antero Midstream Corp.	95,607	1,812
*	New Fortress Energy Inc. Class A	97,418	323
			763,265
Financials (11.4%)
*	Berkshire Hathaway Inc. Class B	888,043	431,385
	JPMorgan Chase & Co.	1,278,390	370,618
	Bank of America Corp.	3,152,321	149,168
	Wells Fargo & Co.	1,544,233	123,724
	Morgan Stanley	741,372	104,430
	Goldman Sachs Group Inc.	129,923	91,953
	S&P Global Inc.	141,683	74,708
	Progressive Corp.	274,121	73,152
	Citigroup Inc.	778,874	66,298
	Charles Schwab Corp.	632,535	57,712
	Chubb Ltd.	162,609	47,111
	Intercontinental Exchange Inc.	256,444	47,050
	Aon plc Class A	119,670	42,693
	Ameriprise Financial Inc.	77,718	41,480
	CME Group Inc.	148,854	41,027
	Marsh & McLennan Cos. Inc.	186,521	40,781
*	Robinhood Markets Inc. Class A	425,202	39,812
	Moody's Corp.	77,041	38,643
	Blackrock Inc.	36,799	38,611
	Brown & Brown Inc.	342,394	37,961
	Blackstone Inc.	232,553	34,785
	Aflac Inc.	299,701	31,606
	KKR & Co. Inc.	229,744	30,563
*	Coinbase Global Inc. Class A	87,001	30,493
	Arthur J Gallagher & Co.	90,932	29,109
	Nasdaq Inc.	321,915	28,786
	Arch Capital Group Ltd.	303,617	27,644
	W R Berkley Corp.	359,793	26,434
	American International Group Inc.	306,158	26,204
	Travelers Cos. Inc.	95,557	25,565
	Allstate Corp.	109,659	22,075
	PNC Financial Services Group Inc.	116,531	21,724
	SLM Corp.	645,142	21,154
	MSCI Inc.	35,992	20,758
	Raymond James Financial Inc.	131,001	20,092
	Apollo Global Management Inc.	125,719	17,836
*	NU Holdings Ltd. Class A	1,243,327	17,058
	Popular Inc.	153,360	16,902
	First Citizens BancShares Inc. Class A	8,346	16,329
	US Bancorp	349,547	15,817
*	Markel Group Inc.	7,851	15,681
	State Street Corp.	145,423	15,464
	Prudential Financial Inc.	140,725	15,119
	Assurant Inc.	76,302	15,069
	Broadridge Financial Solutions Inc.	57,911	14,074
	Bank of New York Mellon Corp.	152,862	13,927
	East West Bancorp Inc.	133,603	13,491
	Globe Life Inc.	104,117	12,941
	Fifth Third Bancorp	313,995	12,915
	MetLife Inc.	158,443	12,742
	Interactive Brokers Group Inc. Class A	226,008	12,523
	Reinsurance Group of America Inc.	59,104	11,724
	Commerce Bancshares Inc.	178,803	11,116
	SEI Investments Co.	120,864	10,861
	LPL Financial Holdings Inc.	28,094	10,534
	Truist Financial Corp.	240,120	10,323

Tax-Managed Capital Appreciation Fund
		Shares	Market Value• ($000)
	Willis Towers Watson plc	31,933	9,787
	White Mountains Insurance Group Ltd.	5,215	9,365
	Loews Corp.	101,412	9,295
	Hartford Insurance Group Inc.	73,034	9,266
	M&T Bank Corp.	46,128	8,948
	Principal Financial Group Inc.	107,082	8,505
	Hanover Insurance Group Inc.	49,320	8,378
	Cboe Global Markets Inc.	34,996	8,161
	T. Rowe Price Group Inc.	82,881	7,998
	Wintrust Financial Corp.	64,292	7,971
	Zions Bancorp NA	114,794	5,962
	Cullen/Frost Bankers Inc.	46,275	5,948
	MGIC Investment Corp.	208,978	5,818
	RenaissanceRe Holdings Ltd.	21,453	5,211
	Jefferies Financial Group Inc.	86,956	4,756
	Pinnacle Financial Partners Inc.	36,898	4,074
	BOK Financial Corp.	38,470	3,756
	Voya Financial Inc.	48,056	3,412
	First Horizon Corp.	138,758	2,942
	Rocket Cos. Inc. Class A	196,206	2,782
	Morningstar Inc.	8,784	2,758
*	SoFi Technologies Inc.	144,232	2,626
	Tradeweb Markets Inc. Class A	16,890	2,473
	Northern Trust Corp.	19,000	2,409
*	Credit Acceptance Corp.	4,676	2,382
*	Brighthouse Financial Inc.	42,947	2,309
	Affiliated Managers Group Inc.	10,087	1,985
	Western Alliance Bancorp	25,427	1,983
	Webster Financial Corp.	35,432	1,935
	Fidelity National Financial Inc.	31,637	1,774
	Primerica Inc.	6,278	1,718
	Kinsale Capital Group Inc.	3,296	1,595
	Ares Management Corp. Class A	8,618	1,493
	Assured Guaranty Ltd.	14,280	1,244
*	Mr. Cooper Group Inc.	6,713	1,002
	Ryan Specialty Holdings Inc. Class A	9,335	635
	FactSet Research Systems Inc.	1,235	552
	Unum Group	3,849	311
*	Circle Internet Group Inc. Class A	1,714	311
	Provident Financial Services Inc.	16,136	283
	Old Republic International Corp.	4,091	157
	Prosperity Bancshares Inc.	1,807	127
	Cincinnati Financial Corp.	737	110
	Virtu Financial Inc. Class A	2,408	108
	Axis Capital Holdings Ltd.	998	104
	Stifel Financial Corp.	984	102
	Houlihan Lokey Inc. Class A	499	90
	First American Financial Corp.	1,183	73
	Evercore Inc. Class A	113	30
	XP Inc. Class A	1,268	26
	Everest Group Ltd.	52	18
			2,812,813
Health Care (8.7%)
	Eli Lilly & Co.	344,542	268,581
	Johnson & Johnson	1,002,356	153,110
	AbbVie Inc.	729,615	135,431
	UnitedHealth Group Inc.	360,369	112,424
	Abbott Laboratories	695,513	94,597
	Merck & Co. Inc.	1,047,941	82,955
*	Boston Scientific Corp.	754,950	81,089
*	Intuitive Surgical Inc.	146,399	79,555
	Amgen Inc.	236,221	65,955
	Thermo Fisher Scientific Inc.	151,842	61,566
	Stryker Corp.	141,102	55,824
	Gilead Sciences Inc.	494,442	54,819
*	Vertex Pharmaceuticals Inc.	121,193	53,955
	Pfizer Inc.	2,121,043	51,414
	Danaher Corp.	233,975	46,219
	Zoetis Inc.	278,340	43,407

Tax-Managed Capital Appreciation Fund
		Shares	Market Value• ($000)
	Elevance Health Inc.	101,321	39,410
	Cigna Group	113,958	37,672
	Medtronic plc	399,672	34,839
	HCA Healthcare Inc.	85,223	32,649
	Cardinal Health Inc.	137,780	23,147
*	Waters Corp.	61,836	21,583
*	Edwards Lifesciences Corp.	272,298	21,296
	Regeneron Pharmaceuticals Inc.	40,120	21,063
	Bristol-Myers Squibb Co.	444,831	20,591
*	Alnylam Pharmaceuticals Inc.	55,289	18,029
	Labcorp Holdings Inc.	66,721	17,515
*	Dexcom Inc.	190,178	16,601
	Becton Dickinson & Co.	88,320	15,213
	Humana Inc.	59,958	14,658
*	IDEXX Laboratories Inc.	26,994	14,478
*	Veeva Systems Inc. Class A	45,827	13,197
	Quest Diagnostics Inc.	71,179	12,786
*	Biogen Inc.	97,362	12,228
*	Cooper Cos. Inc.	163,636	11,644
	GE HealthCare Technologies Inc.	152,298	11,281
	ResMed Inc.	43,081	11,115
*	Insulet Corp.	34,469	10,829
	Agilent Technologies Inc.	90,485	10,678
	Revvity Inc.	106,266	10,278
*	IQVIA Holdings Inc.	64,444	10,156
*	United Therapeutics Corp.	35,069	10,077
*	Charles River Laboratories International Inc.	62,490	9,482
*	Natera Inc.	54,694	9,240
*	Incyte Corp.	132,550	9,027
*	Tenet Healthcare Corp.	50,862	8,952
*	Henry Schein Inc.	118,789	8,678
*	Exelixis Inc.	192,821	8,499
	Bio-Techne Corp.	164,179	8,447
*	Hologic Inc.	129,253	8,422
	STERIS plc	34,875	8,378
*	Insmed Inc.	80,601	8,112
*	Exact Sciences Corp.	152,477	8,103
*	Centene Corp.	148,680	8,070
	Zimmer Biomet Holdings Inc.	87,957	8,023
*	Ionis Pharmaceuticals Inc.	192,255	7,596
*	Jazz Pharmaceuticals plc	62,222	6,603
	Bruker Corp.	157,426	6,486
	Universal Health Services Inc. Class B	33,917	6,144
*	Penumbra Inc.	22,171	5,690
*	DaVita Inc.	36,758	5,236
*	Neurocrine Biosciences Inc.	40,804	5,129
*	Envista Holdings Corp.	259,837	5,077
*	Molina Healthcare Inc.	16,965	5,054
*	Solventum Corp.	56,521	4,287
	Viatris Inc.	461,678	4,123
	Teleflex Inc.	34,279	4,057
	Organon & Co.	409,864	3,967
*	Revolution Medicines Inc.	102,283	3,763
	West Pharmaceutical Services Inc.	16,884	3,694
*	Elanco Animal Health Inc.	235,886	3,368
*	Ultragenyx Pharmaceutical Inc.	86,173	3,133
	Encompass Health Corp.	24,560	3,012
*	Viking Therapeutics Inc.	103,365	2,739
*	Align Technology Inc.	14,019	2,654
*	Illumina Inc.	24,021	2,292
*	Tempus AI Inc. Class A	35,751	2,272
	Baxter International Inc.	73,107	2,214
*	Corcept Therapeutics Inc.	29,633	2,175
*	Masimo Corp.	11,733	1,974
*	Moderna Inc.	70,222	1,937
*	Roivant Sciences Ltd.	169,645	1,912
*	Doximity Inc. Class A	31,069	1,906
*	Avantor Inc.	138,589	1,865
*	Halozyme Therapeutics Inc.	28,819	1,499
	Royalty Pharma plc Class A	36,041	1,299

Tax-Managed Capital Appreciation Fund
		Shares	Market Value• ($000)
*	Summit Therapeutics Inc.	54,176	1,153
*	Bio-Rad Laboratories Inc. Class A	4,475	1,080
	Chemed Corp.	2,101	1,023
*	Repligen Corp.	2,769	344
*	Medpace Holdings Inc.	947	297
*	Inspire Medical Systems Inc.	2,134	277
*	Fortrea Holdings Inc.	45,534	225
*	BioMarin Pharmaceutical Inc.	2,593	143
*	GRAIL Inc.	2,127	109
	DENTSPLY SIRONA Inc.	6,149	98
			2,143,253
Industrials (12.5%)
	Visa Inc. Class A	685,195	243,278
	Mastercard Inc. Class A	355,641	199,849
	GE Aerospace	454,373	116,951
	RTX Corp.	608,271	88,820
	American Express Co.	261,186	83,313
	Caterpillar Inc.	190,677	74,023
	Accenture plc Class A	233,002	69,642
*	Boeing Co.	331,125	69,381
	GE Vernova Inc.	124,491	65,874
	Capital One Financial Corp.	281,190	59,826
	Deere & Co.	116,336	59,156
	TransDigm Group Inc.	38,730	58,894
	Union Pacific Corp.	254,771	58,618
	Eaton Corp. plc	154,407	55,122
	Honeywell International Inc.	222,868	51,901
*	Fiserv Inc.	299,009	51,552
	Parker-Hannifin Corp.	65,215	45,551
	Sherwin-Williams Co.	124,871	42,876
*	PayPal Holdings Inc.	542,647	40,330
	Automatic Data Processing Inc.	116,121	35,812
	Cintas Corp.	151,800	33,832
	Northrop Grumman Corp.	67,269	33,633
	Illinois Tool Works Inc.	134,085	33,153
	General Dynamics Corp.	110,221	32,147
	Verisk Analytics Inc.	98,909	30,810
	CSX Corp.	940,456	30,687
	Norfolk Southern Corp.	115,127	29,469
	Trane Technologies plc	66,629	29,144
	Lockheed Martin Corp.	62,902	29,132
	PACCAR Inc.	297,707	28,300
	AMETEK Inc.	154,174	27,899
	Emerson Electric Co.	206,721	27,562
	Martin Marietta Materials Inc.	46,278	25,405
*	Axon Enterprise Inc.	30,078	24,903
	FedEx Corp.	107,576	24,453
	Howmet Aerospace Inc.	130,321	24,257
	Quanta Services Inc.	63,452	23,990
	WW Grainger Inc.	22,893	23,814
	Carrier Global Corp.	311,701	22,813
	Vulcan Materials Co.	87,366	22,787
	3M Co.	148,881	22,666
	Lennox International Inc.	38,471	22,053
	United Parcel Service Inc. Class B	211,365	21,335
*	Keysight Technologies Inc.	127,923	20,961
	BWX Technologies Inc.	144,342	20,794
	Johnson Controls International plc	193,908	20,481
	L3Harris Technologies Inc.	78,873	19,784
	United Rentals Inc.	25,199	18,985
	Equifax Inc.	72,874	18,901
	Eagle Materials Inc.	86,370	17,456
	Global Payments Inc.	213,540	17,092
	Cummins Inc.	51,132	16,746
	Otis Worldwide Corp.	156,938	15,540
	Westinghouse Air Brake Technologies Corp.	74,148	15,523
	Expeditors International of Washington Inc.	132,304	15,116
	Ferguson Enterprises Inc.	69,070	15,040
*	Fair Isaac Corp.	8,109	14,823

Tax-Managed Capital Appreciation Fund
		Shares	Market Value• ($000)
*	Block Inc. Class A	218,182	14,821
	Crown Holdings Inc.	142,565	14,681
*	Teledyne Technologies Inc.	28,442	14,571
	Rockwell Automation Inc.	43,511	14,453
	Old Dominion Freight Line Inc.	87,124	14,140
	Owens Corning	99,539	13,689
	Ingersoll Rand Inc.	161,927	13,469
	IDEX Corp.	76,543	13,439
	Synchrony Financial	200,256	13,365
	Armstrong World Industries Inc.	80,218	13,031
	HEICO Corp.	38,927	12,768
*	Zebra Technologies Corp. Class A	38,549	11,887
	Ball Corp.	211,487	11,862
	Xylem Inc.	89,582	11,588
	JB Hunt Transport Services Inc.	77,704	11,158
	Textron Inc.	138,654	11,133
	Fidelity National Information Services Inc.	136,373	11,102
	ITT Inc.	69,239	10,859
	EMCOR Group Inc.	19,710	10,543
*	Mettler-Toledo International Inc.	8,946	10,509
	Fortive Corp.	199,415	10,395
	Huntington Ingalls Industries Inc.	42,600	10,286
	Jacobs Solutions Inc.	77,472	10,184
	DuPont de Nemours Inc.	140,582	9,643
*	Corpay Inc.	27,925	9,266
	Toro Co.	128,813	9,104
	Oshkosh Corp.	79,188	8,991
*	Trimble Inc.	115,806	8,799
	Graco Inc.	101,920	8,762
*	Middleby Corp.	58,805	8,468
	Valmont Industries Inc.	25,791	8,423
	Veralto Corp.	81,491	8,227
	Jack Henry & Associates Inc.	45,517	8,201
	Curtiss-Wright Corp.	16,669	8,144
	Carlisle Cos. Inc.	20,638	7,706
	Dover Corp.	41,472	7,599
	Genpact Ltd.	171,163	7,533
*	Generac Holdings Inc.	51,711	7,406
	Donaldson Co. Inc.	101,876	7,065
*	Affirm Holdings Inc. Class A	101,883	7,044
*	XPO Inc.	51,150	6,460
	Smurfit WestRock plc	147,887	6,381
	nVent Electric plc	86,699	6,351
	Allison Transmission Holdings Inc.	65,885	6,258
*	Builders FirstSource Inc.	53,216	6,210
	Woodward Inc.	24,846	6,089
	Paychex Inc.	41,466	6,032
*	QXO Inc.	265,009	5,708
	Hubbell Inc. Class B	13,349	5,452
	Packaging Corp. of America	28,697	5,408
	AECOM	44,437	5,015
*	MasTec Inc.	28,849	4,917
	FTAI Aviation Ltd.	41,701	4,797
	Flowserve Corp.	88,132	4,614
*	Rocket Lab Corp.	125,262	4,481
*	Spirit AeroSystems Holdings Inc. Class A	115,715	4,415
	Tetra Tech Inc.	110,185	3,962
	AGCO Corp.	37,770	3,896
	PPG Industries Inc.	33,704	3,834
	Crane Co.	20,174	3,831
*	Mohawk Industries Inc.	34,649	3,633
	MSC Industrial Direct Co. Inc. Class A	41,591	3,536
	CH Robinson Worldwide Inc.	36,813	3,532
	Robert Half Inc.	85,801	3,522
*	Amentum Holdings Inc.	145,038	3,424
	Regal Rexnord Corp.	23,601	3,421
*	Shift4 Payments Inc. Class A	32,912	3,262
*	Axalta Coating Systems Ltd.	109,313	3,245
*	Ralliant Corp.	66,471	3,223
	Advanced Drainage Systems Inc.	25,893	2,974

Tax-Managed Capital Appreciation Fund
		Shares	Market Value• ($000)
	Esab Corp.	23,645	2,850
	Sealed Air Corp.	91,392	2,836
	Acuity Inc.	8,967	2,675
*	GXO Logistics Inc.	54,668	2,662
	Amcor plc	286,657	2,634
*	Kirby Corp.	23,066	2,616
	Pentair plc	24,782	2,544
	Sensata Technologies Holding plc	83,683	2,520
	Silgan Holdings Inc.	46,193	2,503
*	Euronet Worldwide Inc.	23,337	2,366
	CRH plc	25,386	2,330
*	TopBuild Corp.	6,987	2,262
*	Gates Industrial Corp. plc	94,022	2,165
	ManpowerGroup Inc.	52,389	2,117
	Nordson Corp.	9,571	2,052
	AptarGroup Inc.	13,091	2,048
*	Core & Main Inc. Class A	33,700	2,034
	Stanley Black & Decker Inc.	28,795	1,951
*	ATI Inc.	22,579	1,949
	Allegion plc	13,424	1,935
	Vontier Corp.	51,125	1,886
*	FTI Consulting Inc.	11,497	1,857
*	Paylocity Holding Corp.	9,870	1,788
*	Trex Co. Inc.	32,034	1,742
*	Aurora Innovation Inc. Class A	310,763	1,628
*	Saia Inc.	5,677	1,555
	TransUnion	16,149	1,421
*	Everus Construction Group Inc.	17,506	1,112
	WESCO International Inc.	5,097	944
*	AZEK Co. Inc. Class A	17,096	929
	Booz Allen Hamilton Holding Corp.	8,471	882
	RPM International Inc.	7,189	790
*	WEX Inc.	5,312	780
	A O Smith Corp.	11,280	740
	HEICO Corp. Class A	2,666	690
	Dow Inc.	20,051	531
	Brunswick Corp.	9,591	530
	Graphic Packaging Holding Co.	19,179	404
	Littelfuse Inc.	1,399	317
	AAON Inc.	4,278	315
	Comfort Systems USA Inc.	284	152
*	Loar Holdings Inc.	1,595	137
*	Hayward Holdings Inc.	6,271	87
	Lincoln Electric Holdings Inc.	143	30
	Watsco Inc.	47	21
	Snap-on Inc.	60	19
	Masco Corp.	287	18
	Crane NXT Co.	164	9
			3,072,815
Real Estate (2.2%)
	Welltower Inc.	355,755	54,690
	American Tower Corp.	201,166	44,462
*	CBRE Group Inc. Class A	301,340	42,224
	Prologis Inc.	390,625	41,063
	Equinix Inc.	46,568	37,044
	SBA Communications Corp.	124,725	29,290
	Digital Realty Trust Inc.	126,547	22,061
	Ventas Inc.	346,123	21,858
	AvalonBay Communities Inc.	101,086	20,571
	Public Storage	59,780	17,541
	Crown Castle Inc.	168,903	17,351
	Extra Space Storage Inc.	105,773	15,595
*	Jones Lang LaSalle Inc.	54,657	13,980
*	CoStar Group Inc.	173,645	13,961
	Simon Property Group Inc.	82,364	13,241
	American Homes 4 Rent Class A	341,378	12,314
	Equity LifeStyle Properties Inc.	191,794	11,828
	Mid-America Apartment Communities Inc.	64,375	9,528
	Essex Property Trust Inc.	32,997	9,351

Tax-Managed Capital Appreciation Fund
		Shares	Market Value• ($000)
	Vornado Realty Trust	234,375	8,963
	Iron Mountain Inc.	79,586	8,163
	Equity Residential	119,195	8,045
	Park Hotels & Resorts Inc.	762,755	7,803
*	Zillow Group Inc. Class C	108,338	7,589
	Invitation Homes Inc.	221,589	7,268
*	Zillow Group Inc. Class A	91,767	6,285
	Lamar Advertising Co. Class A	49,553	6,014
	Camden Property Trust	43,857	4,942
	Realty Income Corp.	74,215	4,276
	Alexandria Real Estate Equities Inc.	56,673	4,116
	Kimco Realty Corp.	182,776	3,842
*	Howard Hughes Holdings Inc.	54,984	3,711
	Weyerhaeuser Co.	139,133	3,574
	CubeSmart	76,313	3,243
	Host Hotels & Resorts Inc.	171,510	2,634
	First Industrial Realty Trust Inc.	51,231	2,466
	BXP Inc.	34,143	2,304
	Millrose Properties Inc.	71,232	2,031
	Americold Realty Trust Inc.	95,212	1,583
	VICI Properties Inc. Class A	41,976	1,368
	Medical Properties Trust Inc.	235,242	1,014
	Federal Realty Investment Trust	8,082	768
	Sun Communities Inc.	5,295	670
	Kilroy Realty Corp.	17,802	611
	EastGroup Properties Inc.	2,800	468
	Regency Centers Corp.	2,420	172
	UDR Inc.	4,199	171
	Lineage Inc.	3,695	161
	Agree Realty Corp.	1,990	145
	Brixmor Property Group Inc.	5,264	137
*	Seaport Entertainment Group Inc.	3,990	74
	Rexford Industrial Realty Inc.	694	25
			552,589
Technology (36.7%)
	NVIDIA Corp.	10,155,915	1,604,533
	Microsoft Corp.	3,199,555	1,591,491
	Apple Inc.	6,321,769	1,297,037
	Meta Platforms Inc. Class A	954,232	704,309
	Broadcom Inc.	1,963,970	541,368
	Alphabet Inc. Class A	2,438,020	429,652
	Alphabet Inc. Class C	2,157,070	382,643
	Oracle Corp.	660,028	144,302
*	Palantir Technologies Inc. Class A	917,739	125,106
	Salesforce Inc.	384,082	104,735
	International Business Machines Corp.	355,111	104,680
	Intuit Inc.	123,342	97,148
*	Advanced Micro Devices Inc.	678,333	96,256
	Applied Materials Inc.	481,605	88,167
*	ServiceNow Inc.	81,577	83,868
	Lam Research Corp.	844,820	82,235
	KLA Corp.	88,948	79,674
*	Adobe Inc.	193,695	74,937
	Texas Instruments Inc.	356,842	74,088
	QUALCOMM Inc.	456,471	72,698
	Amphenol Corp. Class A	692,022	68,337
*	Cadence Design Systems Inc.	215,447	66,390
*	Synopsys Inc.	126,553	64,881
	Micron Technology Inc.	447,718	55,181
*	Palo Alto Networks Inc.	251,046	51,374
*	Crowdstrike Holdings Inc. Class A	92,132	46,924
*	Fortinet Inc.	429,633	45,421
	Analog Devices Inc.	179,001	42,606
*	MicroStrategy Inc. Class A	103,672	41,907
*	Autodesk Inc.	133,680	41,383
*	DoorDash Inc. Class A	151,760	37,410
	Intel Corp.	1,608,430	36,029
*	AppLovin Corp. Class A	97,995	34,306
	Roper Technologies Inc.	52,739	29,895

Tax-Managed Capital Appreciation Fund
		Shares	Market Value• ($000)
*	Snowflake Inc. Class A	126,989	28,416
	Marvell Technology Inc.	332,636	25,746
	Corning Inc.	448,584	23,591
	Vertiv Holdings Co. Class A	172,527	22,154
*	Cloudflare Inc. Class A	113,000	22,129
	VeriSign Inc.	76,465	22,083
*	Workday Inc. Class A	87,503	21,001
	Teradyne Inc.	218,445	19,643
	Cognizant Technology Solutions Corp. Class A	234,923	18,331
*	Gartner Inc.	44,912	18,154
	Western Digital Corp.	248,268	15,887
	Dell Technologies Inc. Class C	120,894	14,822
	Hewlett Packard Enterprise Co.	711,355	14,547
	NetApp Inc.	134,948	14,379
*	Arrow Electronics Inc.	103,474	13,186
	Microchip Technology Inc.	185,080	13,024
*	Super Micro Computer Inc.	241,387	11,830
*	GoDaddy Inc. Class A	65,117	11,725
	Monolithic Power Systems Inc.	15,563	11,383
*	ANSYS Inc.	32,359	11,365
*	Atlassian Corp. Class A	54,002	10,967
*	Zoom Communications Inc.	120,820	9,422
	Jabil Inc.	42,664	9,305
*	Guidewire Software Inc.	39,213	9,233
*	PTC Inc.	50,661	8,731
	Dolby Laboratories Inc. Class A	115,638	8,587
*	Datadog Inc. Class A	63,928	8,587
*	Maplebear Inc.	183,116	8,284
	SS&C Technologies Holdings Inc.	96,201	7,965
*	Pure Storage Inc. Class A	136,249	7,845
	HP Inc.	314,111	7,683
*	Pinterest Inc. Class A	209,652	7,518
*	HubSpot Inc.	13,223	7,360
*	Toast Inc. Class A	165,968	7,351
*	ON Semiconductor Corp.	132,764	6,958
*	Zscaler Inc.	21,862	6,863
	Gen Digital Inc.	230,287	6,770
*	Manhattan Associates Inc.	33,371	6,590
*	Twilio Inc. Class A	52,471	6,525
*	Dayforce Inc.	116,791	6,469
*	Tyler Technologies Inc.	10,607	6,288
*	MongoDB Inc.	27,702	5,817
	Avnet Inc.	105,416	5,596
*	CACI International Inc. Class A	10,869	5,181
*	Nutanix Inc. Class A	66,303	5,068
	Leidos Holdings Inc.	32,104	5,065
*	Reddit Inc. Class A	32,905	4,955
*	Coherent Corp.	52,818	4,712
*	Okta Inc.	47,099	4,709
*	Dynatrace Inc.	80,921	4,468
*	Docusign Inc.	44,586	3,473
*	Astera Labs Inc.	37,575	3,398
*	EPAM Systems Inc.	19,143	3,385
	Paycom Software Inc.	14,598	3,378
	CDW Corp.	17,242	3,079
*	Sandisk Corp.	63,272	2,869
*	Unity Software Inc.	108,226	2,619
	Match Group Inc.	81,537	2,519
*	Kyndryl Holdings Inc.	56,905	2,388
	Universal Display Corp.	13,611	2,102
*	Akamai Technologies Inc.	25,701	2,050
*	Dropbox Inc. Class A	69,642	1,992
*	F5 Inc.	6,402	1,884
*	Qorvo Inc.	19,377	1,645
*	IAC Inc.	37,029	1,383
*	Confluent Inc. Class A	54,599	1,361
	Amdocs Ltd.	14,779	1,348
*	Rubrik Inc. Class A	11,453	1,026
	Science Applications International Corp.	8,890	1,001
*	Teradata Corp.	41,671	930

Tax-Managed Capital Appreciation Fund
		Shares	Market Value• ($000)
*	SentinelOne Inc. Class A	42,692	780
	Pegasystems Inc.	9,984	540
	Skyworks Solutions Inc.	6,974	520
*	Cirrus Logic Inc.	4,755	496
*	Elastic NV	4,330	365
*	DXC Technology Co.	20,093	307
*	Angi Inc. Class A	19,443	297
	Entegris Inc.	2,229	180
*	Samsara Inc. Class A	3,598	143
*	Allegro MicroSystems Inc.	3,935	135
	Bentley Systems Inc. Class B	2,152	116
*	Procore Technologies Inc.	1,058	72
*	Informatica Inc. Class A	2,356	57
	TD SYNNEX Corp.	281	38
			9,053,115
Telecommunications (2.0%)
	Cisco Systems Inc.	1,579,260	109,569
	T-Mobile US Inc.	307,578	73,284
	AT&T Inc.	2,403,260	69,550
	Comcast Corp. Class A	1,522,871	54,351
*	Arista Networks Inc.	409,924	41,939
	Verizon Communications Inc.	944,042	40,849
	Motorola Solutions Inc.	82,587	34,725
*	Charter Communications Inc. Class A	44,262	18,095
	Juniper Networks Inc.	274,434	10,958
*	Frontier Communications Parent Inc.	221,452	8,061
*	Ciena Corp.	96,721	7,866
*	Roku Inc.	55,182	4,850
*	Lumentum Holdings Inc.	46,514	4,422
*	Liberty Broadband Corp. Class C	42,336	4,165
*	AST SpaceMobile Inc. Class A	68,018	3,178
	Iridium Communications Inc.	36,716	1,108
*	Liberty Broadband Corp. Class A	6,984	683
	Ubiquiti Inc.	683	281
*,1	GCI Liberty Inc.	58,613	—
			487,934
Utilities (2.5%)
	NextEra Energy Inc.	1,002,500	69,594
	Constellation Energy Corp.	141,884	45,794
	Southern Co.	455,463	41,825
	Waste Management Inc.	171,955	39,347
	Duke Energy Corp.	311,555	36,763
	American Water Works Co. Inc.	231,555	32,212
	Vistra Corp.	147,739	28,633
	PG&E Corp.	1,584,081	22,082
	CenterPoint Energy Inc.	588,810	21,633
	WEC Energy Group Inc.	206,521	21,519
	Atmos Energy Corp.	133,378	20,555
	Sempra	257,919	19,543
	Exelon Corp.	386,434	16,779
	NRG Energy Inc.	97,120	15,596
	CMS Energy Corp.	219,773	15,226
	Public Service Enterprise Group Inc.	170,008	14,311
	American Electric Power Co. Inc.	130,646	13,556
	Consolidated Edison Inc.	133,006	13,347
	Xcel Energy Inc.	180,857	12,316
	NiSource Inc.	290,045	11,700
	DTE Energy Co.	84,876	11,243
	Eversource Energy	172,448	10,971
	Dominion Energy Inc.	184,625	10,435
	Ameren Corp.	103,420	9,932
	FirstEnergy Corp.	203,221	8,182
	Republic Services Inc.	33,179	8,182
	Entergy Corp.	92,692	7,705
	Edison International	139,472	7,197
	Essential Utilities Inc.	192,058	7,133
	Alliant Energy Corp.	90,260	5,458
*	Clean Harbors Inc.	22,369	5,171
*	Talen Energy Corp.	13,435	3,907

Tax-Managed Capital Appreciation Fund
	Shares	Market Value• ($000)
AES Corp.	348,313	3,664
MDU Resources Group Inc.	70,024	1,167
UGI Corp.	31,963	1,164
National Fuel Gas Co.	13,356	1,131
PPL Corp.	8,316	282
IDACORP Inc.	2,318	268
Evergy Inc.	2,716	187
Pinnacle West Capital Corp.	1,808	162
OGE Energy Corp.	2,704	120
		615,992
Total Common Stocks (Cost $6,459,247)		24,637,756
Temporary Cash Investments (0.0%)
Money Market Fund (0.0%)
[2] Vanguard Market Liquidity Fund, 4.355% (Cost $131)	1,309	131
Total Investments (100.0%) (Cost $6,459,378)		24,637,887
Other Assets and Liabilities—Net (0.0%)		8,222
Net Assets (100%)		24,646,109
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Security value determined using significant unobservable inputs.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2025	26	8,130	3
See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Capital Appreciation Fund
Statement of Assets and Liabilities
As of June 30, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $6,459,247)	24,637,756
Affiliated Issuers (Cost $131)	131
Total Investments in Securities	24,637,887
Investment in Vanguard	615
Receivables for Investment Securities Sold	5,105
Receivables for Accrued Income	9,994
Receivables for Capital Shares Issued	2,842
Variation Margin Receivable—Futures Contracts	3
Total Assets	24,656,446
Liabilities
Due to Custodian	4,889
Payables for Investment Securities Purchased	131
Payables for Capital Shares Redeemed	4,474
Payables to Vanguard	843
Total Liabilities	10,337
Net Assets	24,646,109
At June 30, 2025, net assets consisted of:

Paid-in Capital	7,147,651
Total Distributable Earnings (Loss)	17,498,458
Net Assets	24,646,109

Admiral™ Shares—Net Assets
Applicable to 65,337,853 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	20,824,681
Net Asset Value Per Share—Admiral Shares	$318.72

Institutional Shares—Net Assets
Applicable to 24,132,386 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,821,428
Net Asset Value Per Share—Institutional Shares	$158.35
See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Capital Appreciation Fund
Statement of Operations

Six Months Ended June 30, 2025
($000)
Investment Income
Income
Dividends[1]	133,728
Interest[2]	843
Total Income	134,571
Expenses
The Vanguard Group—Note B
Investment Advisory Services	195
Management and Administrative—Admiral Shares	8,135
Management and Administrative—Institutional Shares	995
Marketing and Distribution—Admiral Shares	357
Marketing and Distribution—Institutional Shares	26
Custodian Fees	10
Shareholders’ Reports and Proxy Fees—Admiral Shares	68
Shareholders’ Reports and Proxy Fees—Institutional Shares	2
Trustees’ Fees and Expenses	6
Other Expenses	7
Total Expenses	9,801
Net Investment Income	124,770
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	103,718
Futures Contracts	2,443
Realized Net Gain (Loss)	106,161
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	1,150,435
Futures Contracts	152
Change in Unrealized Appreciation (Depreciation)	1,150,587
Net Increase (Decrease) in Net Assets Resulting from Operations	1,381,518
1	Dividends are net of foreign withholding taxes of $39.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $725, $7, and ($9), respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $116,593 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Capital Appreciation Fund
Statement of Changes in Net Assets

	Six Months Ended June 30, 2025	Year Ended December 31, 2024
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	124,770	237,926
Realized Net Gain (Loss)	106,161	(43,381)
Change in Unrealized Appreciation (Depreciation)	1,150,587	4,314,642
Net Increase (Decrease) in Net Assets Resulting from Operations	1,381,518	4,509,187
Distributions
Admiral Shares	(107,512)	(207,100)
Institutional Shares	(20,118)	(36,734)
Total Distributions	(127,630)	(243,834)
Capital Share Transactions
Admiral Shares	(101,612)	55,994
Institutional Shares	73,858	193,468
Net Increase (Decrease) from Capital Share Transactions	(27,754)	249,462
Total Increase (Decrease)	1,226,134	4,514,815
Net Assets
Beginning of Period	23,419,975	18,905,160
End of Period	24,646,109	23,419,975
See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Capital Appreciation Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2025	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$302.51	$247.12	$197.82	$247.92	$197.63	$165.93
Investment Operations
Net Investment Income[1]	1.606	3.076	3.079	2.900	2.542	2.666
Net Realized and Unrealized Gain (Loss) on Investments	16.249	55.466	49.291	(50.089)	50.328	31.640
Total from Investment Operations	17.855	58.542	52.370	(47.189)	52.870	34.306
Distributions
Dividends from Net Investment Income	(1.645)	(3.152)	(3.070)	(2.911)	(2.580)	(2.606)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.645)	(3.152)	(3.070)	(2.911)	(2.580)	(2.606)
Net Asset Value, End of Period	$318.72	$302.51	$247.12	$197.82	$247.92	$197.63
Total Return[2]	5.93%	23.76%	26.64%	-19.06%	26.87%	21.07%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$20,825	$19,866	$16,162	$12,846	$15,850	$12,543
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.09%	0.09%[3]	0.09%	0.09%
Ratio of Net Investment Income to Average Net Assets	1.08%	1.10%	1.39%	1.37%	1.13%	1.60%
Portfolio Turnover Rate[4]	3%	10%	2%	2%	0%	6%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.09%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.
See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Capital Appreciation Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2025	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$150.30	$122.77	$98.28	$123.18	$98.19	$82.46
Investment Operations
Net Investment Income[1]	.820	1.572	1.566	1.473	1.304	1.360
Net Realized and Unrealized Gain (Loss) on Investments	8.069	27.567	24.482	(24.895)	25.002	15.690
Total from Investment Operations	8.889	29.139	26.048	(23.422)	26.306	17.050
Distributions
Dividends from Net Investment Income	(.839)	(1.609)	(1.558)	(1.478)	(1.316)	(1.320)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.839)	(1.609)	(1.558)	(1.478)	(1.316)	(1.320)
Net Asset Value, End of Period	$158.35	$150.30	$122.77	$98.28	$123.18	$98.19
Total Return	5.95%	23.81%	26.67%	-19.04%	26.91%	21.08%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,821	$3,554	$2,743	$2,082	$2,546	$1,627
Ratio of Total Expenses to Average Net Assets	0.06%	0.06%	0.06%	0.06%[2]	0.06%	0.06%
Ratio of Net Investment Income to Average Net Assets	1.11%	1.13%	1.42%	1.40%	1.17%	1.63%
Portfolio Turnover Rate[3]	3%	10%	2%	2%	0%	6%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.06%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.
See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Capital Appreciation Fund
Notes to Financial Statements
Vanguard Tax-Managed Capital Appreciation Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Admiral Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended June 30, 2025, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and

Tax-Managed Capital Appreciation Fund
distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2025, the fund had contributed to Vanguard capital in the amount of $615,000, representing less than 0.01% of the fund’s net assets and 0.25% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of June 30, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	24,637,756	—	—	24,637,756
Temporary Cash Investments	131	—	—	131
Total	24,637,887	—	—	24,637,887

Derivative Financial Instruments
Assets
Futures Contracts[1]	3	—	—	3
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.  As of June 30, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	6,459,415
Gross Unrealized Appreciation	18,194,207
Gross Unrealized Depreciation	(15,732)
Net Unrealized Appreciation (Depreciation)	18,178,475
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2024, the fund had available capital losses totaling $785,349,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2025; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.  During the six months ended June 30, 2025, the fund purchased $742,193,000 of investment securities and sold $614,426,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $0 and $121,663,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended June 30, 2025, such purchases were $149,657,000 and sales were $33,019,000, resulting in net realized gain of $982,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.

Tax-Managed Capital Appreciation Fund
F.  Capital share transactions for each class of shares were:
	Six Months Ended June 30, 2025		Year Ended December 31, 2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Admiral Shares
Issued	547,336	1,826	1,223,198	4,341
Issued in Lieu of Cash Distributions	72,735	241	141,991	494
Redeemed	(721,683)	(2,400)	(1,309,195)	(4,568)
Net Increase (Decrease)—Admiral Shares	(101,612)	(333)	55,994	267
Institutional Shares
Issued	105,376	700	312,423	2,153
Issued in Lieu of Cash Distributions	10,728	72	19,960	140
Redeemed	(42,246)	(286)	(138,915)	(987)
Net Increase (Decrease)—Institutional Shares	73,858	486	193,468	1,306
G.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
H.  Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
I.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.

Tax-Managed Small-Cap Fund
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.8%)
Communication Services (3.0%)
*	Lumen Technologies Inc.	6,663,198	29,185
	Telephone & Data Systems Inc.	654,674	23,293
*	Madison Square Garden Sports Corp.	110,192	23,025
	Cinemark Holdings Inc.	679,316	20,502
*	Cargurus Inc. Class A	565,241	18,918
	TEGNA Inc.	1,073,656	17,994
*	IAC Inc.	444,929	16,614
*	Yelp Inc. Class A	436,545	14,960
*	DoubleVerify Holdings Inc.	924,776	13,844
	Cogent Communications Holdings Inc.	281,328	13,563
	John Wiley & Sons Inc. Class A	270,733	12,083
*	TripAdvisor Inc.	719,993	9,396
*	Ziff Davis Inc.	236,566	7,161
*	QuinStreet Inc.	374,032	6,022
*	Gogo Inc.	385,661	5,661
	Cable One Inc.	32,738	4,446
*	Angi Inc. Class A	282,151	4,306
*	Cars.com Inc.	357,664	4,238
	Shenandoah Telecommunications Co.	276,500	3,777
*	Thryv Holdings Inc.	281,917	3,428
	Scholastic Corp.	145,808	3,059
	Shutterstock Inc.	150,889	2,861
*	TechTarget Inc.	128,445	998
			259,334
Consumer Discretionary (13.2%)
*	Brinker International Inc.	293,058	52,847
	BorgWarner Inc.	1,468,930	49,180
*	Stride Inc.	276,967	40,213
*	Shake Shack Inc. Class A	266,313	37,444
	Group 1 Automotive Inc.	84,980	37,112
*	Etsy Inc.	687,199	34,470
	Meritage Homes Corp.	511,954	34,286
*	Asbury Automotive Group Inc.	132,167	31,527
*	Boot Barn Holdings Inc.	202,957	30,849
*	Adtalem Global Education Inc.	241,092	30,674
*	Frontdoor Inc.	485,789	28,632
	Installed Building Products Inc.	152,850	27,562
*	Urban Outfitters Inc.	371,610	26,957
*	Cavco Industries Inc.	54,121	23,512
	Signet Jewelers Ltd.	287,222	22,849
*	Dorman Products Inc.	181,563	22,272
*	M/I Homes Inc.	193,902	21,740
	Kontoor Brands Inc.	328,262	21,655
*	Champion Homes Inc.	345,101	21,607
	Patrick Industries Inc.	230,181	21,239
	Cheesecake Factory Inc.	317,100	19,870
	Academy Sports & Outdoors Inc.	441,071	19,764
*	Six Flags Entertainment Corp.	621,472	18,911
*	Tri Pointe Homes Inc.	583,646	18,648
	Advance Auto Parts Inc.	387,441	18,012
*	Penn Entertainment Inc.	997,614	17,827
	LCI Industries	163,944	14,950
	Dana Inc.	840,632	14,417
	Newell Brands Inc.	2,666,803	14,401
	Perdoceo Education Corp.	418,436	13,679
	Strategic Education Inc.	156,711	13,341
*	Foot Locker Inc.	541,159	13,258
	Acushnet Holdings Corp.	176,034	12,819
*	Green Brick Partners Inc.	194,980	12,260

Tax-Managed Small-Cap Fund
		Shares	Market Value• ($000)
	Phinia Inc.	268,773	11,958
*	National Vision Holdings Inc.	501,255	11,534
	Century Communities Inc.	202,697	11,416
	Steven Madden Ltd.	472,686	11,335
*	Adient plc	565,784	11,010
	American Eagle Outfitters Inc.	1,123,433	10,807
*	Hanesbrands Inc.	2,332,192	10,681
	La-Z-Boy Inc.	272,482	10,128
	Papa John's International Inc.	206,740	10,118
*	Victoria's Secret & Co.	516,616	9,568
	Wolverine World Wide Inc.	516,581	9,340
	Cracker Barrel Old Country Store Inc.	145,200	8,869
*	Sonos Inc.	785,502	8,491
	Upbound Group Inc.	319,491	8,019
*	Sabre Corp.	2,531,883	8,001
	Sonic Automotive Inc. Class A	98,153	7,845
*	LGI Homes Inc.	148,873	7,670
	Leggett & Platt Inc.	843,058	7,520
	Monarch Casino & Resort Inc.	86,770	7,500
*	Topgolf Callaway Brands Corp.	910,364	7,328
	Buckle Inc.	158,482	7,187
*	BJ's Restaurants Inc.	150,823	6,727
	Kohl's Corp.	773,076	6,556
*	Fox Factory Holding Corp.	251,608	6,527
	Carter's Inc.	214,930	6,476
*	Sally Beauty Holdings Inc.	621,945	5,759
*	G-III Apparel Group Ltd.	256,555	5,747
*	Dave & Buster's Entertainment Inc.	188,822	5,680
	Winnebago Industries Inc.	190,286	5,518
*	XPEL Inc.	148,055	5,315
*	Gentherm Inc.	178,650	5,054
*	Helen of Troy Ltd.	156,519	4,442
*	Dream Finders Homes Inc. Class A	175,055	4,399
	Matthews International Corp. Class A	179,056	4,281
*	Pursuit Attractions & Hospitality Inc.	139,259	4,015
	Sturm Ruger & Co. Inc.	107,412	3,856
	Standard Motor Products Inc.	125,204	3,846
	Bloomin' Brands Inc.	439,085	3,781
	Oxford Industries Inc.	93,100	3,747
	Golden Entertainment Inc.	124,673	3,669
*	American Axle & Manufacturing Holdings Inc.	847,779	3,459
*	Mister Car Wash Inc.	569,796	3,425
*	MarineMax Inc.	135,061	3,395
	Ethan Allen Interiors Inc.	120,928	3,368
	Monro Inc.	187,649	2,798
	Caleres Inc.	222,028	2,713
	Shoe Carnival Inc.	128,280	2,400
	Guess? Inc.	167,781	2,028
			1,154,090
Consumer Staples (2.9%)
	Cal-Maine Foods Inc.	270,813	26,981
*	Freshpet Inc.	320,258	21,765
	WD-40 Co.	93,241	21,267
*	Simply Good Foods Co.	619,958	19,585
	PriceSmart Inc.	161,063	16,918
	Interparfums Inc.	122,322	16,062
*	Chefs' Warehouse Inc.	238,062	15,191
	J & J Snack Foods Corp.	104,824	11,888
*	Central Garden & Pet Co. Class A	368,480	11,530
*	United Natural Foods Inc.	401,172	9,351
	Universal Corp.	151,931	8,848
	Energizer Holdings Inc.	404,467	8,154
*	Grocery Outlet Holding Corp.	645,605	8,018
	Andersons Inc.	216,199	7,945
	WK Kellogg Co.	451,670	7,200
	Edgewell Personal Care Co.	299,577	7,013
	Fresh Del Monte Produce Inc.	215,228	6,978
*	TreeHouse Foods Inc.	323,955	6,291
*	National Beverage Corp.	145,246	6,280

Tax-Managed Small-Cap Fund
		Shares	Market Value• ($000)
	SpartanNash Co.	208,362	5,520
	John B Sanfilippo & Son Inc.	62,769	3,970
	Tootsie Roll Industries Inc.	116,136	3,885
	MGP Ingredients Inc.	84,483	2,532
*	USANA Health Sciences Inc.	57,787	1,764
*	Central Garden & Pet Co.	46,960	1,652
	B&G Foods Inc.	325,350	1,376
			257,964
Energy (3.9%)
	Archrock Inc.	1,160,381	28,812
	Magnolia Oil & Gas Corp. Class A	1,236,456	27,796
	Core Natural Resources Inc.	335,644	23,408
	California Resources Corp.	463,747	21,179
	Cactus Inc. Class A	441,292	19,293
	SM Energy Co.	778,033	19,225
	Northern Oil & Gas Inc.	649,072	18,401
*	Comstock Resources Inc.	594,721	16,456
*	Oceaneering International Inc.	733,481	15,198
*	Tidewater Inc.	322,261	14,866
	Patterson-UTI Energy Inc.	2,207,740	13,092
	Liberty Energy Inc. Class A	1,049,018	12,043
	Peabody Energy Corp.	779,466	10,461
	Crescent Energy Co. Class A	1,194,884	10,276
	Helmerich & Payne Inc.	663,466	10,058
	World Kinect Corp.	348,529	9,881
	International Seaways Inc.	262,202	9,565
*	Par Pacific Holdings Inc.	346,626	9,196
	CVR Energy Inc.	242,548	6,512
*	Talos Energy Inc.	755,546	6,407
	Dorian LPG Ltd.	244,190	5,953
*	Helix Energy Solutions Group Inc.	943,032	5,885
*	Bristow Group Inc. Class A	160,749	5,300
*	REX American Resources Corp.	100,861	4,913
	Atlas Energy Solutions Inc.	355,937	4,759
	Core Laboratories Inc.	340,139	3,918
*	Innovex International Inc.	231,138	3,610
*	ProPetro Holding Corp.	596,278	3,560
	RPC Inc.	582,427	2,755
*	Vital Energy Inc.	150,391	2,420
			345,198
Financials (19.2%)
*	Mr. Cooper Group Inc.	422,391	63,025
	Jackson Financial Inc. Class A	492,077	43,692
	Lincoln National Corp.	1,123,728	38,881
	Radian Group Inc.	949,916	34,216
	Piper Sandler Cos.	109,591	30,460
	Ameris Bancorp	468,400	30,305
	Assured Guaranty Ltd.	345,168	30,064
	Moelis & Co. Class A	450,940	28,103
*	Axos Financial Inc.	369,440	28,092
	ServisFirst Bancshares Inc.	357,464	27,707
*	Palomar Holdings Inc.	171,305	26,424
*	StoneX Group Inc.	288,126	26,260
	Atlantic Union Bankshares Corp.	832,137	26,029
	BGC Group Inc. Class A	2,431,199	24,871
	PJT Partners Inc. Class A	150,465	24,828
	First Bancorp	1,182,601	24,634
	Virtu Financial Inc. Class A	542,562	24,301
	StepStone Group Inc. Class A	416,764	23,130
*	NMI Holdings Inc. Class A	538,949	22,738
	United Community Banks Inc.	753,035	22,433
*	Genworth Financial Inc. Class A	2,859,784	22,249
	Cathay General Bancorp	487,382	22,190
	Fulton Financial Corp.	1,196,367	21,582
	First Hawaiian Inc.	862,891	21,538
	Blackstone Mortgage Trust Inc. Class A	1,114,667	21,457
	Renasant Corp.	590,229	21,207
	HA Sustainable Infrastructure Capital Inc.	769,168	20,660
	WSFS Financial Corp.	372,600	20,493

Tax-Managed Small-Cap Fund
		Shares	Market Value• ($000)
*	Enova International Inc.	181,650	20,258
	BankUnited Inc.	536,840	19,106
	Community Financial System Inc.	328,057	18,657
*	Bancorp Inc.	322,056	18,348
	Artisan Partners Asset Management Inc. Class A	413,676	18,338
	Bread Financial Holdings Inc.	317,591	18,141
	Independent Bank Corp.	267,774	16,839
	Goosehead Insurance Inc. Class A	159,398	16,818
	Park National Corp.	99,956	16,719
	Bank of Hawaii Corp.	244,440	16,507
	BancFirst Corp.	129,051	15,953
	EVERTEC Inc.	442,134	15,939
	CVB Financial Corp.	802,485	15,881
	WaFd Inc.	538,891	15,779
	Walker & Dunlop Inc.	222,666	15,693
	Simmons First National Corp. Class A	824,986	15,642
	Trustmark Corp.	410,870	14,980
	Banner Corp.	231,628	14,859
	OFG Bancorp	341,834	14,630
	Seacoast Banking Corp. of Florida	524,962	14,499
	Pathward Financial Inc.	180,569	14,287
*	NCR Atleos Corp.	495,752	14,144
	NBT Bancorp Inc.	332,798	13,828
	Provident Financial Services Inc.	784,804	13,758
	First Financial Bancorp	566,421	13,741
	Arbor Realty Trust Inc.	1,275,364	13,646
	Pacific Premier Bancorp Inc.	636,501	13,424
	City Holding Co.	107,567	13,168
	First Bancorp (XNGS)	287,867	12,692
	Stewart Information Services Corp.	194,263	12,647
*	Customers Bancorp Inc.	213,887	12,564
*	SiriusPoint Ltd.	614,359	12,527
	Cohen & Steers Inc.	164,667	12,408
	Banc of California Inc.	872,895	12,264
*	Trupanion Inc.	218,256	12,080
	Mercury General Corp.	179,041	12,057
	First Commonwealth Financial Corp.	717,767	11,649
	FB Financial Corp.	256,788	11,632
*	Payoneer Global Inc.	1,675,911	11,480
	Horace Mann Educators Corp.	262,452	11,278
*	Donnelley Financial Solutions Inc.	174,770	10,775
	National Bank Holdings Corp. Class A	262,693	9,880
	S&T Bancorp Inc.	257,608	9,743
	Lakeland Financial Corp.	154,671	9,505
	Northwest Bancshares Inc.	734,471	9,387
	WisdomTree Inc.	799,496	9,202
*	Triumph Financial Inc.	163,065	8,986
	Apollo Commercial Real Estate Finance Inc.	900,658	8,718
	Employers Holdings Inc.	184,697	8,714
	Stellar Bancorp Inc.	307,763	8,611
	HCI Group Inc.	55,857	8,501
	Hilltop Holdings Inc.	269,508	8,180
	Veritex Holdings Inc.	306,843	8,009
	Westamerica Bancorp	162,776	7,885
	Berkshire Hills Bancorp Inc.	309,757	7,756
	PROG Holdings Inc.	262,745	7,712
	Virtus Investment Partners Inc.	42,350	7,682
	PennyMac Mortgage Investment Trust	592,804	7,623
	Preferred Bank	86,057	7,448
	Safety Insurance Group Inc.	90,393	7,176
*	ProAssurance Corp.	309,387	7,063
	Ellington Financial Inc.	537,769	6,986
	Acadian Asset Management Inc.	192,766	6,793
	Hope Bancorp Inc.	620,211	6,655
	Dime Community Bancshares Inc.	242,164	6,524
	Navient Corp.	461,338	6,505
*	Encore Capital Group Inc.	162,945	6,308
	Enact Holdings Inc.	164,569	6,114
	Redwood Trust Inc.	933,035	5,514
	Southside Bancshares Inc.	175,617	5,168

Tax-Managed Small-Cap Fund
		Shares	Market Value• ($000)
*	EZCORP Inc. Class A	357,957	4,968
	ARMOUR Residential REIT Inc.	293,711	4,937
	Central Pacific Financial Corp.	171,586	4,810
	Brookline Bancorp Inc.	441,290	4,656
	Tompkins Financial Corp.	71,584	4,490
	Franklin BSP Realty Trust Inc.	417,525	4,463
	Eagle Bancorp Inc.	224,009	4,364
	Ready Capital Corp.	983,388	4,297
	New York Mortgage Trust Inc.	634,660	4,252
	Hanmi Financial Corp.	163,938	4,046
	Two Harbors Investment Corp.	365,245	3,934
*	World Acceptance Corp.	23,471	3,876
	United Fire Group Inc.	130,650	3,750
	KKR Real Estate Finance Trust Inc.	423,031	3,710
*	PRA Group Inc.	241,561	3,563
	Heritage Financial Corp.	149,298	3,559
	TrustCo Bank Corp.	105,520	3,526
	AMERISAFE Inc.	74,499	3,258
	Capitol Federal Financial Inc.	376,214	2,295
			1,672,306
Health Care (10.5%)
*	Corcept Therapeutics Inc.	615,785	45,199
*	Glaukos Corp.	367,019	37,909
*	Merit Medical Systems Inc.	401,425	37,525
	Teleflex Inc.	292,869	34,664
*	TG Therapeutics Inc.	879,130	31,640
*	Alkermes plc	1,075,769	30,778
*	TransMedics Group Inc.	221,057	29,624
*	ADMA Biologics Inc.	1,544,727	28,129
*	Integer Holdings Corp.	228,174	28,059
*	Prestige Consumer Healthcare Inc.	335,088	26,757
*	RadNet Inc.	434,354	24,719
*	Inspire Medical Systems Inc.	189,045	24,532
*	Krystal Biotech Inc.	162,928	22,396
*	Protagonist Therapeutics Inc.	397,291	21,958
*	ICU Medical Inc.	161,143	21,295
*	CorVel Corp.	177,582	18,252
*	ACADIA Pharmaceuticals Inc.	812,021	17,515
	Organon & Co.	1,750,362	16,943
*	Catalyst Pharmaceuticals Inc.	746,249	16,194
*	Privia Health Group Inc.	655,850	15,085
*	Ligand Pharmaceuticals Inc.	125,112	14,223
	Concentra Group Holdings Parent Inc.	690,979	14,213
*	Vericel Corp.	323,503	13,765
*	Addus HomeCare Corp.	118,535	13,654
*	Arrowhead Pharmaceuticals Inc.	823,524	13,012
*	QuidelOrtho Corp.	437,812	12,618
	Premier Inc. Class A	558,147	12,240
*	UFP Technologies Inc.	48,600	11,866
*	Supernus Pharmaceuticals Inc.	375,471	11,835
	LeMaitre Vascular Inc.	139,597	11,594
*	Enovis Corp.	357,645	11,216
*	Progyny Inc.	500,712	11,016
	Select Medical Holdings Corp.	724,034	10,991
	CONMED Corp.	198,717	10,349
*	Omnicell Inc.	303,644	8,927
*	Azenta Inc.	276,544	8,512
	National HealthCare Corp.	78,191	8,367
*	Dynavax Technologies Corp.	831,766	8,251
*	Tandem Diabetes Care Inc.	436,245	8,132
*	Innoviva Inc.	403,080	8,098
*	Artivion Inc.	256,182	7,967
*	Certara Inc.	680,460	7,961
*	Harmony Biosciences Holdings Inc.	247,451	7,819
*	Pediatrix Medical Group Inc.	542,433	7,784
	US Physical Therapy Inc.	98,198	7,679
*	ANI Pharmaceuticals Inc.	113,708	7,419
*	Schrodinger Inc.	363,128	7,306
*	Pacira BioSciences Inc.	296,781	7,093

Tax-Managed Small-Cap Fund
		Shares	Market Value• ($000)
*	Astrana Health Inc.	274,340	6,826
*	AdaptHealth Corp. Class A	704,953	6,648
*	Collegium Pharmaceutical Inc.	224,654	6,643
*	Amphastar Pharmaceuticals Inc.	269,433	6,186
*	Neogen Corp.	1,273,419	6,087
*	NeoGenomics Inc.	820,556	5,998
*	STAAR Surgical Co.	331,327	5,560
*	Integra LifeSciences Holdings Corp.	448,982	5,509
*	AMN Healthcare Services Inc.	249,980	5,167
*	BioLife Solutions Inc.	237,187	5,109
*	Owens & Minor Inc.	497,078	4,523
	HealthStream Inc.	153,032	4,234
*	Avanos Medical Inc.	331,611	4,059
*	Xencor Inc.	484,320	3,807
	Mesa Laboratories Inc.	36,178	3,409
	Phibro Animal Health Corp. Class A	132,439	3,382
*	Vir Biotechnology Inc.	648,746	3,270
*	Myriad Genetics Inc.	577,282	3,065
*	Fortrea Holdings Inc.	618,550	3,056
	Embecta Corp.	303,699	2,943
*	Arcus Biosciences Inc.	304,641	2,480
*	Cytek Biosciences Inc.	699,901	2,380
	Simulations Plus Inc.	107,175	1,870
*,1	OmniAb Inc. 12.5 Earnout	60,640	—
*,1	OmniAb Inc. 15 Earnout	60,640	—
			915,291
Industrials (19.3%)
*	AeroVironment Inc.	185,732	52,924
*	SPX Technologies Inc.	312,915	52,470
*	Kratos Defense & Security Solutions Inc.	1,046,687	48,619
*	Dycom Industries Inc.	189,177	46,233
*	Sterling Infrastructure Inc.	197,548	45,580
	Armstrong World Industries Inc.	277,977	45,155
	Federal Signal Corp.	410,827	43,720
	Air Lease Corp. Class A	681,765	39,876
	JBT Marel Corp.	300,892	36,185
*	Gates Industrial Corp. plc	1,515,943	34,912
	Moog Inc. Class A	189,931	34,372
	ESCO Technologies Inc.	173,779	33,343
	Zurn Elkay Water Solutions Corp.	900,775	32,941
	WillScot Holdings Corp.	1,195,279	32,751
	CSW Industrials Inc.	107,858	30,937
	Arcosa Inc.	329,125	28,538
*	SkyWest Inc.	272,998	28,111
*	GMS Inc.	254,090	27,632
	Enpro Inc.	142,255	27,249
*	Verra Mobility Corp. Class A	1,068,849	27,138
	Korn Ferry	355,974	26,104
	Franklin Electric Co. Inc.	279,745	25,104
	Robert Half Inc.	606,684	24,904
	Matson Inc.	222,472	24,772
	Granite Construction Inc.	264,868	24,768
	Mueller Water Products Inc. Class A	1,005,971	24,184
*	Amentum Holdings Inc.	996,603	23,530
	Kadant Inc.	73,681	23,390
*	GEO Group Inc.	899,652	21,547
*	Resideo Technologies Inc.	974,019	21,487
	Boise Cascade Co.	247,289	21,470
*	Everus Construction Group Inc.	332,471	21,122
	Brady Corp. Class A	298,729	20,305
	Rush Enterprises Inc. Class A	391,879	20,186
	Griffon Corp.	270,823	19,599
	ABM Industries Inc.	409,591	19,337
*	MYR Group Inc.	103,880	18,849
	UniFirst Corp.	97,695	18,388
	AZZ Inc.	194,532	18,379
*	Mercury Systems Inc.	330,758	17,815
*	OPENLANE Inc.	692,264	16,926
*	AAR Corp.	238,126	16,381

Tax-Managed Small-Cap Fund
		Shares	Market Value• ($000)
	Alamo Group Inc.	72,430	15,817
	Enerpac Tool Group Corp. Class A	377,783	15,323
*	CoreCivic Inc.	722,294	15,219
	HNI Corp.	298,171	14,664
*	RXO Inc.	931,622	14,645
	Albany International Corp. Class A	204,509	14,342
	Trinity Industries Inc.	524,842	14,176
	Hub Group Inc. Class A	417,575	13,959
	Powell Industries Inc.	63,749	13,416
	Standex International Corp.	83,396	13,050
	Worthington Enterprises Inc.	199,913	12,722
*	Hayward Holdings Inc.	888,498	12,261
*	Sunrun Inc.	1,481,581	12,119
*	Triumph Group Inc.	467,603	12,041
	CSG Systems International Inc.	184,304	12,037
	ArcBest Corp.	156,119	12,023
*	Gibraltar Industries Inc.	203,668	12,016
	Pitney Bowes Inc.	1,026,368	11,198
	Werner Enterprises Inc.	403,102	11,029
	Lindsay Corp.	74,254	10,711
	Kennametal Inc.	455,289	10,453
*	DNOW Inc.	700,741	10,392
	Greenbrier Cos. Inc.	214,811	9,892
	Tennant Co.	126,911	9,833
*	Masterbrand Inc.	840,974	9,192
	Hillenbrand Inc.	442,334	8,878
*	JetBlue Airways Corp.	2,007,001	8,490
	MillerKnoll Inc.	420,307	8,162
	Interface Inc. Class A	377,005	7,891
*	NV5 Global Inc.	325,816	7,523
*	Healthcare Services Group Inc.	472,243	7,098
*	DXP Enterprises Inc.	80,042	7,016
	Schneider National Inc. Class B	286,993	6,931
*	Vicor Corp.	148,113	6,718
*	Proto Labs Inc.	155,606	6,230
	Astec Industries Inc.	141,470	5,898
	Heidrick & Struggles International Inc.	128,732	5,891
	Apogee Enterprises Inc.	145,062	5,889
*	Hertz Global Holdings Inc.	822,506	5,618
*	American Woodmark Corp.	100,937	5,387
*	Allegiant Travel Co.	94,089	5,170
*	Enviri Corp.	549,849	4,773
	Insteel Industries Inc.	124,635	4,638
	Marten Transport Ltd.	352,532	4,579
	Quanex Building Products Corp.	241,310	4,561
*	Liquidity Services Inc.	153,557	3,622
	Vestis Corp.	594,812	3,408
*	Titan International Inc.	322,110	3,308
*	Forward Air Corp.	133,246	3,270
	Deluxe Corp.	204,567	3,255
	National Presto Industries Inc.	29,959	2,935
*	Sun Country Airlines Holdings Inc.	214,795	2,524
	Heartland Express Inc.	226,203	1,954
			1,681,380
Information Technology (13.0%)
*	Qorvo Inc.	616,615	52,357
	Badger Meter Inc.	196,566	48,149
*	Sandisk Corp.	882,185	40,007
*	Itron Inc.	298,362	39,273
	InterDigital Inc.	168,351	37,749
*	Sanmina Corp.	363,660	35,577
*	SPS Commerce Inc.	257,624	35,060
*	MARA Holdings Inc.	2,229,364	34,956
	Advanced Energy Industries Inc.	251,942	33,382
*	Box Inc. Class A	933,226	31,888
*	ACI Worldwide Inc.	688,532	31,610
*	Ralliant Corp.	601,921	29,187
*	SiTime Corp.	131,253	27,967
*	TTM Technologies Inc.	668,063	27,270

Tax-Managed Small-Cap Fund
		Shares	Market Value• ($000)
*	Insight Enterprises Inc.	189,083	26,109
*	Semtech Corp.	561,810	25,360
*	Plexus Corp.	184,020	24,900
*	OSI Systems Inc.	104,015	23,389
*	Cleanspark Inc.	1,844,356	20,343
*	Calix Inc.	377,188	20,063
*	BlackLine Inc.	333,428	18,879
	Progress Software Corp.	291,772	18,627
*	FormFactor Inc.	526,276	18,109
*	Alarm.com Holdings Inc.	319,762	18,089
*	DXC Technology Co.	1,167,832	17,856
*	Agilysys Inc.	149,813	17,175
	Clear Secure Inc. Class A	606,651	16,841
*	Impinj Inc.	151,129	16,786
*	Diodes Inc.	309,016	16,344
*	Extreme Networks Inc.	910,232	16,339
*	Axcelis Technologies Inc.	222,207	15,486
*	Viavi Solutions Inc.	1,427,207	14,372
*	LiveRamp Holdings Inc.	429,298	14,184
*	Teradata Corp.	624,072	13,923
*	ePlus Inc.	180,496	13,014
	Kulicke & Soffa Industries Inc.	368,898	12,764
	Vishay Intertechnology Inc.	719,475	11,425
*	Arlo Technologies Inc.	666,914	11,311
*	DigitalOcean Holdings Inc.	395,397	11,293
*	NCR Voyix Corp.	959,811	11,259
*	NetScout Systems Inc.	433,879	10,764
*	Knowles Corp.	573,530	10,106
	Adeia Inc.	710,677	10,049
	Benchmark Electronics Inc.	237,736	9,231
	A10 Networks Inc.	456,820	8,839
	CTS Corp.	207,114	8,825
*	Digi International Inc.	250,836	8,744
*	Photronics Inc.	432,337	8,141
*	Viasat Inc.	543,879	7,941
*	SolarEdge Technologies Inc.	381,953	7,792
*	Veeco Instruments Inc.	382,054	7,763
*	Rogers Corp.	110,104	7,540
*	Harmonic Inc.	793,299	7,513
*	Ultra Clean Holdings Inc.	308,303	6,958
*	MaxLinear Inc. Class A	489,374	6,954
*	Penguin Solutions Inc.	331,395	6,565
*	Sprinklr Inc. Class A	693,379	5,866
*	Cohu Inc.	301,910	5,809
*	ScanSource Inc.	129,081	5,397
	PC Connection Inc.	71,403	4,697
	Xerox Holdings Corp.	872,156	4,596
*	Grid Dynamics Holdings Inc.	392,882	4,538
*	Ichor Holdings Ltd.	214,630	4,215
*	PDF Solutions Inc.	194,213	4,152
*	Alpha & Omega Semiconductor Ltd.	147,728	3,791
*	N-able Inc.	456,198	3,695
*	CEVA Inc.	144,568	3,178
*	Corsair Gaming Inc.	253,099	2,387
			1,134,718
Materials (4.9%)
	Celanese Corp.	723,132	40,011
	FMC Corp.	821,181	34,284
	Balchem Corp.	211,028	33,596
	Element Solutions Inc.	1,425,504	32,288
	Sealed Air Corp.	960,054	29,790
	Sensient Technologies Corp.	278,033	27,392
*	MP Materials Corp.	802,793	26,709
	HB Fuller Co.	363,290	21,852
	Hawkins Inc.	128,708	18,289
	Warrior Met Coal Inc.	354,068	16,227
*	O-I Glass Inc.	1,013,773	14,943
	Innospec Inc.	166,911	14,036
	Chemours Co.	1,026,844	11,757

Tax-Managed Small-Cap Fund
		Shares	Market Value• ($000)
	Minerals Technologies Inc.	213,260	11,744
	Sylvamo Corp.	223,892	11,217
	Materion Corp.	140,568	11,157
*	Ingevity Corp.	235,996	10,169
	Quaker Chemical Corp.	87,856	9,835
	Kaiser Aluminum Corp.	97,286	7,773
*	Alpha Metallurgical Resources Inc.	66,901	7,525
	Stepan Co.	136,428	7,446
*	Century Aluminum Co.	351,684	6,337
	Worthington Steel Inc.	206,836	6,170
	Koppers Holdings Inc.	143,322	4,608
	SunCoke Energy Inc.	498,395	4,281
	AdvanSix Inc.	179,894	4,273
*	Metallus Inc.	276,189	4,256
			427,965
Real Estate (7.6%)
	Essential Properties Realty Trust Inc.	1,244,816	39,722
	Ryman Hospitality Properties Inc.	398,926	39,362
	CareTrust REIT Inc.	1,220,784	37,356
	Terreno Realty Corp.	660,048	37,009
	Phillips Edison & Co. Inc.	841,838	29,490
	SL Green Realty Corp.	465,995	28,845
	Macerich Co.	1,605,286	25,973
	Tanger Inc.	790,287	24,167
	Millrose Properties Inc.	800,937	22,835
	Highwoods Properties Inc.	719,523	22,370
*	Cushman & Wakefield plc	1,569,053	17,369
	Douglas Emmett Inc.	1,130,376	17,001
	Medical Properties Trust Inc.	3,931,087	16,943
	Four Corners Property Trust Inc.	625,086	16,821
	Urban Edge Properties	857,583	16,002
	LXP Industrial Trust	1,896,069	15,662
	Apple Hospitality REIT Inc.	1,339,178	15,628
	Outfront Media Inc.	875,257	14,284
	Curbline Properties Corp.	614,178	14,022
	Acadia Realty Trust	751,827	13,961
	St. Joe Co.	268,170	12,792
	Sunstone Hotel Investors Inc.	1,307,201	11,346
	Global Net Lease Inc.	1,400,206	10,572
	JBG SMITH Properties	601,996	10,415
	DiamondRock Hospitality Co.	1,335,812	10,232
	LTC Properties Inc.	289,165	10,008
	Innovative Industrial Properties Inc.	172,686	9,536
	Veris Residential Inc.	593,082	8,831
	Xenia Hotels & Resorts Inc.	694,775	8,733
	Getty Realty Corp.	314,029	8,680
	Alexander & Baldwin Inc.	466,507	8,318
	Pebblebrook Hotel Trust	816,022	8,152
	Elme Communities	503,721	8,009
*	Uniti Group Inc.	1,653,639	7,144
	Centerspace	115,866	6,974
	Easterly Government Properties Inc. Class A	291,459	6,470
	American Assets Trust Inc.	324,146	6,402
	NexPoint Residential Trust Inc.	162,372	5,410
	eXp World Holdings Inc.	565,844	5,149
	Brandywine Realty Trust	1,107,700	4,752
	Marcus & Millichap Inc.	151,850	4,663
	Whitestone REIT	345,025	4,306
	Armada Hoffler Properties Inc.	620,375	4,262
	Safehold Inc.	238,181	3,706
	Kennedy-Wilson Holdings Inc.	525,968	3,577
	Summit Hotel Properties Inc.	609,057	3,100
	Universal Health Realty Income Trust	75,025	2,999
	Saul Centers Inc.	77,667	2,652
			662,012
Utilities (2.3%)
	Clearway Energy Inc. Class C	755,475	24,175
	MDU Resources Group Inc.	1,411,858	23,536
	Otter Tail Corp.	281,486	21,700

Tax-Managed Small-Cap Fund
	Shares	Market Value• ($000)
MGE Energy Inc.	237,478	21,003
American States Water Co.	271,797	20,836
California Water Service Group	428,832	19,503
Avista Corp.	498,195	18,906
Chesapeake Utilities Corp.	151,565	18,221
H2O America	174,287	9,058
Northwest Natural Holding Co.	210,613	8,366
Middlesex Water Co.	123,791	6,707
Unitil Corp.	117,798	6,143
		198,154
Total Common Stocks (Cost $6,109,527)		8,708,412
Temporary Cash Investments (0.4%)
Money Market Fund (0.4%)
[2] Vanguard Market Liquidity Fund, 4.355% (Cost $36,615)	366,189	36,615
Total Investments (100.2%) (Cost $6,146,142)		8,745,027
Other Assets and Liabilities—Net (-0.2%)		(18,693)
Net Assets (100%)		8,726,334
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Security value determined using significant unobservable inputs.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	September 2025	160	17,534	30
See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Small-Cap Fund
Statement of Assets and Liabilities
As of June 30, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $6,109,527)	8,708,412
Affiliated Issuers (Cost $36,615)	36,615
Total Investments in Securities	8,745,027
Investment in Vanguard	221
Cash Collateral Pledged—Futures Contracts	3,670
Receivables for Accrued Income	9,426
Receivables for Capital Shares Issued	926
Variation Margin Receivable—Futures Contracts	64
Total Assets	8,759,334
Liabilities
Due to Custodian	60
Payables for Investment Securities Purchased	29,246
Payables for Capital Shares Redeemed	3,388
Payables to Vanguard	306
Total Liabilities	33,000
Net Assets	8,726,334
At June 30, 2025, net assets consisted of:

Paid-in Capital	7,100,589
Total Distributable Earnings (Loss)	1,625,745
Net Assets	8,726,334

Admiral™ Shares—Net Assets
Applicable to 87,290,930 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	7,792,283
Net Asset Value Per Share—Admiral Shares	$89.27

Institutional Shares—Net Assets
Applicable to 10,439,915 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	934,051
Net Asset Value Per Share—Institutional Shares	$89.47
See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Small-Cap Fund
Statement of Operations

Six Months Ended June 30, 2025
($000)
Investment Income
Income
Dividends[1]	39,245
Interest[2]	539
Total Income	39,784
Expenses
The Vanguard Group—Note B
Investment Advisory Services	73
Management and Administrative—Admiral Shares	3,160
Management and Administrative—Institutional Shares	250
Marketing and Distribution—Admiral Shares	210
Marketing and Distribution—Institutional Shares	9
Custodian Fees	40
Shareholders’ Reports and Proxy Fees—Admiral Shares	29
Shareholders’ Reports and Proxy Fees—Institutional Shares	4
Trustees’ Fees and Expenses	2
Other Expenses	11
Total Expenses	3,788
Net Investment Income	35,996
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	(35,658)
Futures Contracts	(2,285)
Realized Net Gain (Loss)	(37,943)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	(436,606)
Futures Contracts	135
Change in Unrealized Appreciation (Depreciation)	(436,471)
Net Increase (Decrease) in Net Assets Resulting from Operations	(438,418)
1	Dividends are net of foreign withholding taxes of $2.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $467, $2, and ($2), respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $90,007 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Small-Cap Fund
Statement of Changes in Net Assets

	Six Months Ended June 30, 2025	Year Ended December 31, 2024
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	35,996	151,686
Realized Net Gain (Loss)	(37,943)	572,472
Change in Unrealized Appreciation (Depreciation)	(436,471)	36,534
Net Increase (Decrease) in Net Assets Resulting from Operations	(438,418)	760,692
Distributions
Admiral Shares	(54,697)	(123,180)
Institutional Shares	(6,607)	(14,452)
Total Distributions	(61,304)	(137,632)
Capital Share Transactions
Admiral Shares	(252,660)	(116,072)
Institutional Shares	(15,244)	10,728
Net Increase (Decrease) from Capital Share Transactions	(267,904)	(105,344)
Total Increase (Decrease)	(767,626)	517,716
Net Assets
Beginning of Period	9,493,960	8,976,244
End of Period	8,726,334	9,493,960
See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Small-Cap Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2025	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$94.06	$87.91	$77.06	$93.29	$74.30	$67.84
Investment Operations
Net Investment Income[1]	.359	1.493	1.311	1.153	1.090	.819
Net Realized and Unrealized Gain (Loss) on Investments	(4.531)	6.016	10.854	(16.221)	18.985	6.451
Total from Investment Operations	(4.172)	7.509	12.165	(15.068)	20.075	7.270
Distributions
Dividends from Net Investment Income	(.618)	(1.359)	(1.315)	(1.162)	(1.085)	(.810)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.618)	(1.359)	(1.315)	(1.162)	(1.085)	(.810)
Net Asset Value, End of Period	$89.27	$94.06	$87.91	$77.06	$93.29	$74.30
Total Return[2]	-4.43%	8.61%	15.95%	-16.14%	27.08%	11.05%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$7,792	$8,493	$8,048	$7,150	$8,631	$6,689
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.09%	0.09%[3]	0.09%	0.09%
Ratio of Net Investment Income to Average Net Assets	1.19%	1.65%	1.64%	1.41%	1.22%	1.39%
Portfolio Turnover Rate[4]	10%	14%	20%	10%	9%	31%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.09%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.
See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Small-Cap Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2025	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$94.27	$88.11	$77.23	$93.50	$74.47	$67.99
Investment Operations
Net Investment Income[1]	.378	1.525	1.346	1.180	1.126	.844
Net Realized and Unrealized Gain (Loss) on Investments	(4.546)	6.024	10.876	(16.261)	19.019	6.466
Total from Investment Operations	(4.168)	7.549	12.222	(15.081)	20.145	7.310
Distributions
Dividends from Net Investment Income	(.632)	(1.389)	(1.342)	(1.189)	(1.115)	(.830)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.632)	(1.389)	(1.342)	(1.189)	(1.115)	(.830)
Net Asset Value, End of Period	$89.47	$94.27	$88.11	$77.23	$93.50	$74.47
Total Return	-4.41%	8.64%	15.99%	-16.12%	27.11%	11.10%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$934	$1,001	$928	$752	$889	$646
Ratio of Total Expenses to Average Net Assets	0.06%	0.06%	0.06%	0.06%[2]	0.06%	0.06%
Ratio of Net Investment Income to Average Net Assets	1.23%	1.68%	1.68%	1.44%	1.26%	1.42%
Portfolio Turnover Rate[3]	10%	14%	20%	10%	9%	31%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.06%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.
See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Small-Cap Fund
Notes to Financial Statements
Vanguard Tax-Managed Small-Cap Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
The fund offers two classes of shares: Admiral Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended June 30, 2025, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and

Tax-Managed Small-Cap Fund
distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2025, the fund had contributed to Vanguard capital in the amount of $221,000, representing less than 0.01% of the fund’s net assets and 0.09% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of June 30, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	8,708,412	—	—	8,708,412
Temporary Cash Investments	36,615	—	—	36,615
Total	8,745,027	—	—	8,745,027

Derivative Financial Instruments
Assets
Futures Contracts[1]	30	—	—	30
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.  As of June 30, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	6,164,784
Gross Unrealized Appreciation	3,280,629
Gross Unrealized Depreciation	(700,356)
Net Unrealized Appreciation (Depreciation)	2,580,273
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2024, the fund had available capital losses totaling $922,748,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2025; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.  During the six months ended June 30, 2025, the fund purchased $917,690,000 of investment securities and sold $952,496,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $0 and $219,676,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended June 30, 2025, such purchases were $400,603,000 and sales were $88,523,000, resulting in net realized loss of $3,154,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.

Tax-Managed Small-Cap Fund
F.  Capital share transactions for each class of shares were:
	Six Months Ended June 30, 2025		Year Ended December 31, 2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Admiral Shares
Issued	382,180	4,348	1,219,531	13,525
Issued in Lieu of Cash Distributions	35,859	407	83,013	920
Redeemed	(670,699)	(7,763)	(1,418,616)	(15,697)
Net Increase (Decrease)—Admiral Shares	(252,660)	(3,008)	(116,072)	(1,252)
Institutional Shares
Issued	22,796	260	98,939	1,078
Issued in Lieu of Cash Distributions	3,656	41	8,180	90
Redeemed	(41,696)	(478)	(96,391)	(1,081)
Net Increase (Decrease)—Institutional Shares	(15,244)	(177)	10,728	87
G.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
H.  Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
I.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q1032 082025

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

At a special meeting of shareholders on February 26, 2025, shareholders of Vanguard Tax-Managed Funds (the “Trust”) approved the following proposal:

Proposal 1—Elect Trustees for each fund.*

The individuals listed in the table below were elected as Trustees. All Trustees with the exception of Mr. Murphy; Ms. Patterson; Mr. Ramji; and Ms. Venneman, served as Trustees prior to the shareholder meeting. Each vote reported below represents one dollar of the total combined net asset value of the Trust’s shares held on the record date of November 26, 2024.

Trustee	Votes For	Votes Withheld	Abstained	Broker Non-Votes
Tara Bunch	157,482,034,774	765,506,519	N/A	N/A
Mark Loughridge	156,790,545,183	1,456,996,109	N/A	N/A
Scott C. Malpass	157,043,028,724	1,204,512,568	N/A	N/A
John Murphy	157,492,625,757	754,915,536	N/A	N/A
Lubos Pastor	157,490,323,368	757,217,925	N/A	N/A
Rebecca Patterson	157,567,214,920	680,326,373	N/A	N/A
André F. Perold	157,326,557,170	920,984,123	N/A	N/A
Salim Ramji	157,145,405,326	1,102,135,966	N/A	N/A
Sarah Bloom Raskin	157,074,546,383	1,172,994,910	N/A	N/A
Grant Reid	157,386,943,757	860,597,536	N/A	N/A
David Thomas	157,310,800,894	936,740,398	N/A	N/A
Barbara Venneman	157,544,022,324	703,518,969	N/A	N/A
Peter F. Volanakis	156,757,370,592	1,490,170,701	N/A	N/A

* Results are for all funds within the same Trust.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable. The Trustees’ Fees and Expenses are included in the financial statements filed under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Trustees Approve Advisory Arrangements – Tax-Managed Funds

The board of trustees of Vanguard Tax-Managed Balanced Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index and Fixed Income Groups. The board of trustees of Vanguard Tax-Managed Capital Appreciation Fund and Vanguard Tax-Managed Small-Cap Fund has also renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing each fund’s internalized management structure was in the best interests of the funds and their shareholders.

The board based its decisions upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management. The Oversight and Manager Search team met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations conducted by the Oversight and Manager Search team. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received periodic reports throughout the year, which included information about the portfolio’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Oversight and Manager Search team’s ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decisions.

Nature, extent, and quality of services

The board reviewed the quality of each fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. Both the Equity Index Group and the Fixed Income Group adhere to sound, disciplined investment management processes; each group’s management team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of each advisory arrangement.

Investment performance

The board considered the short- and long-term performance of each fund, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that each advisory arrangement should continue.

Cost

The board concluded that each fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that each fund’s advisory expenses were also below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that each fund’s arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangements again after a one-year period.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no changes in the Registrant’s Internal Control Over Financial Reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19: Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications filed herewith.
(a)(2)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD tax-managed FUNDS

BY:	/s/ SALIM RAMJI*

SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: August 18, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD tax-managed FUNDS

BY:	/s/ SALIM RAMJI*

SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: August 18, 2025

VANGUARD tax-managed FUNDS

BY:	/s/ CHRISTINE BUCHANAN*

CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: August 18, 2025

* By:	/s/ Tonya T. Robinson

Tonya T. Robinson, pursuant to a Power of Attorney filed on February 28, 2025 (see File Number 333-177613), Incorporated by Reference.